UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Shareholder Reports.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2022
State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Semi-Annual Report
June 30, 2022 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street S&P 500 Index V.I.S. Fund
Fund Information — June 30, 2022 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street S&P 500 Index V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund
Fund Information, continued — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $153,587 (in thousands) as of June 30, 2022 (a)(b)
Top Ten Largest Holdings
as of June 30, 2022 (as a % of Fair Value) (a)(b)
Apple Inc.	6.54%
Microsoft Corp.	5.97%
Amazon.com Inc.	2.89%
Alphabet Inc., Class A	2.04%
Alphabet Inc., Class C	1.87%
Tesla Inc.	1.76%
Berkshire Hathaway Inc., Class B	1.53%
UnitedHealth Group Inc.	1.50%
Johnson & Johnson	1.46%
NVIDIA Corp.	1.18%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional Liquid Reserve Fund, Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 799.40	$1,023.20
Expenses Paid During Period*	$ 1.47	$ 1.66
*	Expenses are equal to the Fund's annualized expense ratio of 0.33% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.3% †
Advertising - 0.1%
Omnicom Group Inc.	1,023	$ 65,073
The Interpublic Group of Companies Inc.	2,061	56,739
		121,812
Aerospace & Defense - 1.7%
General Dynamics Corp.	1,099	243,154
Howmet Aerospace Inc.	1,808	56,862
Huntington Ingalls Industries Inc.	200	43,564
L3Harris Technologies Inc.	915	221,155
Lockheed Martin Corp.	1,146	492,734
Northrop Grumman Corp.	702	335,956
Raytheon Technologies Corp.	7,183	690,358
Textron Inc.	1,136	69,376
The Boeing Co. (a)	2,648	362,035
TransDigm Group Inc. (a)	248	133,094
		2,648,288
Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,325	396,798
Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	2,664	206,726
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	652	66,093
Expeditors International of Washington Inc.	832	81,087
FedEx Corp.	1,136	257,543
United Parcel Service Inc., Class B	3,456	630,858
		1,035,581
Airlines - 0.2%
Alaska Air Group Inc. (a)	700	28,035
American Airlines Group Inc. (a)	3,511	44,520
Delta Air Lines Inc. (a)	2,886	83,607
Southwest Airlines Co. (a)	2,970	107,276
United Airlines Holdings Inc. (a)	1,624	57,522
		320,960
Alternative Carriers - 0.0%*
Lumen Technologies Inc.	4,737	51,681
	Number of Shares	Fair Value
Apparel Retail - 0.3%
Ross Stores Inc.	1,632	$ 114,615
The TJX Companies Inc.	5,635	314,715
		429,330
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	407	23,158
Ralph Lauren Corp.	270	24,206
Tapestry Inc.	1,189	36,288
VF Corp.	1,441	63,649
		147,301
Application Software - 2.1%
Adobe Inc. (a)	2,263	828,394
ANSYS Inc. (a)	422	100,980
Autodesk Inc. (a)	1,020	175,399
Cadence Design Systems Inc. (a)	1,290	193,539
Ceridian HCM Holding Inc. (a)	666	31,355
Citrix Systems Inc.	584	56,747
Intuit Inc.	1,338	515,719
Paycom Software Inc. (a)	250	70,030
PTC Inc. (a)	500	53,170
Roper Technologies Inc.	517	204,034
salesforce.com Inc. (a)	4,721	779,154
Synopsys Inc. (a)	713	216,538
Tyler Technologies Inc. (a)	200	66,496
		3,291,555
Asset Management & Custody Banks - 0.7%
Ameriprise Financial Inc.	542	128,822
BlackRock Inc.	672	409,275
Franklin Resources Inc.	1,491	34,755
Invesco Ltd.	1,674	27,002
Northern Trust Corp.	920	88,762
State Street Corp. (b)	1,835	113,128
T Rowe Price Group Inc.	1,149	130,538
The Bank of New York Mellon Corp.	3,617	150,865
		1,083,147
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	1,265	112,674
BorgWarner Inc.	1,236	41,245
		153,919
Automobile Manufacturers - 2.0%
Ford Motor Co.	18,764	208,843

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
General Motors Co. (a)	6,932	$ 220,161
Tesla Inc. (a)	4,010	2,700,414
		3,129,418
Automotive Retail - 0.4%
Advance Auto Parts Inc.	304	52,619
AutoZone Inc. (a)	95	204,167
CarMax Inc. (a)	834	75,460
O'Reilly Automotive Inc. (a)	330	208,481
		540,727
Biotechnology - 2.2%
AbbVie Inc.	8,465	1,296,499
Amgen Inc.	2,522	613,603
Biogen Inc. (a)	657	133,989
Gilead Sciences Inc.	5,990	370,242
Incyte Corp. (a)	968	73,539
Moderna Inc. (a)	1,682	240,274
Regeneron Pharmaceuticals Inc. (a)	511	302,067
Vertex Pharmaceuticals Inc. (a)	1,241	349,701
		3,379,914
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	810	44,153
Broadcasting - 0.1%
Fox Corp., Class A	1,530	49,205
Fox Corp., Class B	740	21,978
Paramount Global, Class B	2,936	72,460
		143,643
Building Products - 0.4%
A O Smith Corp.	607	33,191
Allegion PLC	398	38,964
Carrier Global Corp.	4,167	148,595
Fortune Brands Home & Security Inc.	700	41,916
Johnson Controls International PLC	3,454	165,378
Masco Corp.	1,006	50,904
Trane Technologies PLC	1,158	150,389
		629,337
Cable & Satellite - 0.7%
Charter Communications Inc., Class A (a)	536	251,132
	Number of Shares	Fair Value
Comcast Corp., Class A	21,182	$ 831,182
DISH Network Corp., Class A (a)	1,098	19,687
		1,102,001
Casinos & Gaming - 0.1%
Caesars Entertainment Inc. (a)	1,071	41,019
Las Vegas Sands Corp. (a)	1,739	58,413
MGM Resorts International	1,997	57,813
Penn National Gaming Inc. (a)	755	22,967
Wynn Resorts Ltd. (a)	481	27,408
		207,620
Commodity Chemicals - 0.2%
Dow Inc.	3,426	176,816
LyondellBasell Industries N.V., Class A	1,238	108,275
		285,091
Communications Equipment - 0.8%
Arista Networks Inc. (a)	1,128	105,739
Cisco Systems Inc.	19,693	839,710
F5 Inc. (a)	311	47,595
Juniper Networks Inc.	1,508	42,978
Motorola Solutions Inc.	772	161,811
		1,197,833
Computer & Electronics Retail - 0.0%*
Best Buy Company Inc.	860	56,063
Construction & Engineering - 0.1%
Quanta Services Inc.	715	89,618
Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	2,589	462,810
Cummins Inc.	642	124,246
PACCAR Inc.	1,742	143,436
Westinghouse Air Brake Technologies Corp.	888	72,887
		803,379
Construction Materials - 0.1%
Martin Marietta Materials Inc.	288	86,181
Vulcan Materials Co.	613	87,107
		173,288
Consumer Electronics - 0.1%
Garmin Ltd.	700	68,775

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Consumer Finance - 0.5%
American Express Co.	2,863	$ 396,869
Capital One Financial Corp.	1,939	202,025
Discover Financial Services	1,411	133,452
Synchrony Financial	2,466	68,111
		800,457
Copper - 0.1%
Freeport-McMoRan Inc.	6,962	203,708
Data Processing & Outsourced Services - 3.1%
Automatic Data Processing Inc.	2,006	421,340
Broadridge Financial Solutions Inc.	562	80,113
Fidelity National Information Services Inc.	2,954	270,793
Fiserv Inc. (a)	2,836	252,319
FleetCor Technologies Inc. (a)	388	81,523
Global Payments Inc.	1,396	154,453
Jack Henry & Associates Inc.	349	62,827
Mastercard Inc., Class A	4,083	1,288,105
Paychex Inc.	1,510	171,944
PayPal Holdings Inc. (a)	5,607	391,593
Visa Inc., Class A	7,830	1,541,649
		4,716,659
Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	755	52,971
Constellation Brands Inc., Class A	801	186,681
		239,652
Distributors - 0.2%
Genuine Parts Co.	679	90,307
LKQ Corp.	1,382	67,842
Pool Corp.	200	70,246
		228,395
Diversified Banks - 2.6%
Bank of America Corp.	34,046	1,059,852
Citigroup Inc.	9,128	419,797
JPMorgan Chase & Co.	13,979	1,574,175
U.S. Bancorp	6,372	293,239
Wells Fargo & Co.	17,928	702,240
		4,049,303
Diversified Support Services - 0.2%
Cintas Corp.	415	155,015
	Number of Shares	Fair Value
Copart Inc. (a)	1,066	$ 115,832
		270,847
Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	3,593	136,175
Electric Utilities - 1.9%
Alliant Energy Corp.	1,156	67,753
American Electric Power Company Inc.	2,466	236,588
Constellation Energy Corp.	1,611	92,246
Duke Energy Corp.	3,657	392,067
Edison International	1,870	118,259
Entergy Corp.	900	101,376
Evergy Inc.	1,088	70,992
Eversource Energy	1,562	131,942
Exelon Corp.	4,557	206,523
FirstEnergy Corp.	2,859	109,757
NextEra Energy Inc.	9,439	731,145
NRG Energy Inc.	1,262	48,171
Pinnacle West Capital Corp.	489	35,756
PPL Corp.	3,455	93,734
The Southern Co.	5,014	357,548
Xcel Energy Inc.	2,501	176,971
		2,970,828
Electrical Components & Equipment - 0.5%
AMETEK Inc.	1,093	120,110
Eaton Corporation PLC	1,901	239,507
Emerson Electric Co.	2,930	233,052
Generac Holdings Inc. (a)	324	68,228
Rockwell Automation Inc.	584	116,397
		777,294
Electronic Components - 0.2%
Amphenol Corp., Class A	2,803	180,457
Corning Inc.	3,647	114,917
		295,374
Electronic Equipment & Instruments - 0.2%
Keysight Technologies Inc. (a)	898	123,789
Teledyne Technologies Inc. (a)	223	83,650
Trimble Inc. (a)	1,259	73,312
Zebra Technologies Corp., Class A (a)	276	81,130
		361,881

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	1,592	$ 180,135
Environmental & Facilities Services - 0.3%
Republic Services Inc.	1,047	137,021
Rollins Inc.	1,200	41,904
Waste Management Inc.	1,806	276,282
		455,207
Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings Inc.	949	81,358
Corteva Inc.	3,558	192,630
FMC Corp.	653	69,878
The Mosaic Co.	1,727	81,566
		425,432
Financial Exchanges & Data - 1.2%
Cboe Global Markets Inc.	438	49,577
CME Group Inc.	1,702	348,400
FactSet Research Systems Inc.	200	76,914
Intercontinental Exchange Inc.	2,691	253,062
MarketAxess Holdings Inc.	206	52,738
Moody's Corp.	791	215,128
MSCI Inc.	402	165,684
Nasdaq Inc.	576	87,863
S&P Global Inc.	1,677	565,250
		1,814,616
Food Distributors - 0.1%
Sysco Corp.	2,353	199,323
Food Retail - 0.1%
The Kroger Co.	3,256	154,106
Footwear - 0.4%
NIKE Inc., Class B	6,057	619,025
Gas Utilities - 0.1%
Atmos Energy Corp.	700	78,470
General Merchandise Stores - 0.5%
Dollar General Corp.	1,062	260,657
Dollar Tree Inc. (a)	1,061	165,357
Target Corp.	2,159	304,916
		730,930
	Number of Shares	Fair Value
Gold - 0.2%
Newmont Corp.	3,799	$ 226,686
Health Care REITs - 0.2%
Healthpeak Properties Inc.	2,669	69,154
Ventas Inc.	1,922	98,849
Welltower Inc.	2,144	176,558
		344,561
Healthcare Distributors - 0.3%
AmerisourceBergen Corp.	755	106,818
Cardinal Health Inc.	1,453	75,948
Henry Schein Inc. (a)	663	50,879
McKesson Corp.	697	227,368
		461,013
Healthcare Equipment - 2.6%
Abbott Laboratories	8,420	914,833
ABIOMED Inc. (a)	238	58,907
Baxter International Inc.	2,481	159,355
Becton Dickinson & Co.	1,328	327,392
Boston Scientific Corp. (a)	6,846	255,150
Dexcom Inc. (a)	1,892	141,011
Edwards Lifesciences Corp. (a)	2,931	278,709
Hologic Inc. (a)	1,277	88,496
IDEXX Laboratories Inc. (a)	425	149,060
Intuitive Surgical Inc. (a)	1,694	340,003
Medtronic PLC	6,442	578,169
ResMed Inc.	733	153,659
STERIS PLC	500	103,075
Stryker Corp.	1,584	315,105
Teleflex Inc.	222	54,579
Zimmer Biomet Holdings Inc.	987	103,694
		4,021,197
Healthcare Facilities - 0.1%
HCA Healthcare Inc.	1,045	175,623
Universal Health Services Inc., Class B	364	36,658
		212,281
Healthcare Services - 0.8%
Cigna Corp.	1,509	397,652
CVS Health Corp.	6,367	589,966
DaVita Inc. (a)	358	28,626
Laboratory Corporation of America Holdings	393	92,103

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Quest Diagnostics Inc.	618	$ 82,182
		1,190,529
Healthcare Supplies - 0.1%
Align Technology Inc. (a)	364	86,148
DENTSPLY SIRONA Inc.	977	34,908
The Cooper Companies Inc.	257	80,472
		201,528
Home Building - 0.2%
D.R. Horton Inc.	1,490	98,623
Lennar Corp., Class A	1,244	87,789
NVR Inc. (a)	17	68,071
PulteGroup Inc.	1,305	51,717
		306,200
Home Furnishings - 0.0%*
Mohawk Industries Inc. (a)	275	34,125
Home Improvement Retail - 1.2%
Lowe's Companies Inc.	3,190	557,197
The Home Depot Inc.	4,914	1,347,763
		1,904,960
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	3,617	56,715
Hotels, Resorts & Cruise Lines - 0.5%
Booking Holdings Inc. (a)	193	337,555
Carnival Corp. (a)	4,167	36,045
Expedia Group Inc. (a)	753	71,407
Hilton Worldwide Holdings Inc.	1,317	146,766
Marriott International Inc., Class A	1,297	176,405
Norwegian Cruise Line Holdings Ltd. (a)	2,096	23,308
Royal Caribbean Cruises Ltd. (a)	1,156	40,356
		831,842
Household Appliances - 0.0%*
Whirlpool Corp.	313	48,474
Household Products - 1.6%
Church & Dwight Company Inc.	1,223	113,323
Colgate-Palmolive Co.	3,946	316,232
Kimberly-Clark Corp.	1,594	215,429
The Clorox Co.	617	86,985
	Number of Shares	Fair Value
The Procter & Gamble Co.	11,448	$ 1,646,108
		2,378,077
Housewares & Specialties - 0.0%*
Newell Brands Inc.	1,635	31,130
Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	575	43,062
Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	2,131	1,021,346
Walmart Inc.	6,652	808,750
		1,830,096
Independent Power Producers & Energy Traders - 0.0%*
The AES Corp.	3,256	68,409
Industrial Conglomerates - 0.8%
3M Co.	2,704	349,924
General Electric Co.	5,261	334,968
Honeywell International Inc.	3,253	565,404
		1,250,296
Industrial Gases - 0.6%
Air Products & Chemicals Inc.	1,056	253,947
Linde PLC (a)	2,381	684,609
		938,556
Industrial Machinery - 0.7%
Dover Corp.	706	85,652
Fortive Corp.	1,584	86,138
IDEX Corp.	340	61,754
Illinois Tool Works Inc.	1,362	248,225
Ingersoll Rand Inc.	1,949	82,014
Nordson Corp.	237	47,978
Otis Worldwide Corp.	1,990	140,633
Parker-Hannifin Corp.	587	144,431
Pentair PLC	696	31,856
Snap-on Inc.	282	55,563
Stanley Black & Decker Inc.	649	68,054
Xylem Inc.	895	69,971
		1,122,269
Industrial REITs - 0.3%
Duke Realty Corp.	1,853	101,822
Prologis Inc.	3,527	414,952
		516,774

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Insurance Brokers - 0.6%
Aon PLC, Class A	1,028	$ 277,231
Arthur J Gallagher & Co.	1,027	167,442
Brown & Brown Inc.	1,145	66,799
Marsh & McLennan Companies Inc.	2,391	371,203
Willis Towers Watson PLC	494	97,511
		980,186
Integrated Oil & Gas - 2.2%
Chevron Corp.	9,266	1,341,531
Exxon Mobil Corp.	20,062	1,718,110
Occidental Petroleum Corp.	4,349	256,069
		3,315,710
Integrated Telecommunication Services - 1.1%
AT&T Inc.	34,509	723,309
Verizon Communications Inc.	20,000	1,015,000
		1,738,309
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	3,728	290,262
Electronic Arts Inc.	1,378	167,634
Take-Two Interactive Software Inc. (a)	579	70,945
		528,841
Interactive Media & Services - 5.2%
Alphabet Inc., Class C (a)	1,315	2,876,497
Alphabet Inc., Class A (a)	1,441	3,140,313
Match Group Inc. (a)	1,443	100,563
Meta Platforms Inc., Class A (a)	10,921	1,761,011
Twitter Inc. (a)	3,651	136,511
		8,014,895
Internet & Direct Marketing Retail - 3.0%
Amazon.com Inc. (a)	41,769	4,436,285
eBay Inc.	2,497	104,050
Etsy Inc. (a)	600	43,926
		4,584,261
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	794	72,516
VeriSign Inc. (a)	498	83,330
		155,846
	Number of Shares	Fair Value
Investment Banking & Brokerage - 1.0%
Morgan Stanley	6,801	$ 517,284
Raymond James Financial Inc.	937	83,777
The Charles Schwab Corp.	7,239	457,360
The Goldman Sachs Group Inc.	1,634	485,331
		1,543,752
IT Consulting & Other Services - 1.2%
Accenture PLC, Class A	3,043	844,889
Cognizant Technology Solutions Corp., Class A	2,568	173,314
DXC Technology Co. (a)	1,002	30,371
EPAM Systems Inc. (a)	273	80,475
Gartner Inc. (a)	412	99,634
International Business Machines Corp.	4,297	606,693
		1,835,376
Leisure Products - 0.0%*
Hasbro Inc.	692	56,661
Life & Health Insurance - 0.5%
Aflac Inc.	2,938	162,559
Globe Life Inc.	457	44,544
Lincoln National Corp.	863	40,362
MetLife Inc.	3,295	206,893
Principal Financial Group Inc.	1,011	67,525
Prudential Financial Inc.	1,791	171,363
		693,246
Life Sciences Tools & Services - 1.9%
Agilent Technologies Inc.	1,442	171,266
Bio-Rad Laboratories Inc., Class A (a)	100	49,500
Bio-Techne Corp.	200	69,328
Charles River Laboratories International Inc. (a)	226	48,357
Danaher Corp.	3,023	766,391
Illumina Inc. (a)	744	137,164
IQVIA Holdings Inc. (a)	934	202,669
Mettler-Toledo International Inc. (a)	115	132,109
PerkinElmer Inc.	651	92,585
Thermo Fisher Scientific Inc.	1,857	1,008,871
Waters Corp. (a)	268	88,703

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
West Pharmaceutical Services Inc.	347	$ 104,922
		2,871,865
Managed Healthcare - 2.3%
Centene Corp. (a)	2,719	230,055
Elevance Health Inc.	1,149	554,484
Humana Inc.	613	286,927
Molina Healthcare Inc. (a)	300	83,883
UnitedHealth Group Inc.	4,470	2,295,926
		3,451,275
Metal & Glass Containers - 0.1%
Ball Corp.	1,464	100,679
Movies & Entertainment - 0.9%
Live Nation Entertainment Inc. (a)	639	52,769
Netflix Inc. (a)	2,126	371,774
The Walt Disney Co. (a)	8,669	818,353
Warner Bros Discovery Inc. (a)	10,794	144,855
		1,387,751
Multi-Line Insurance - 0.2%
American International Group Inc.	3,951	202,014
Assurant Inc.	252	43,558
The Hartford Financial Services Group Inc.	1,555	101,744
		347,316
Multi-Sector Holdings - 1.5%
Berkshire Hathaway Inc., Class B (a)	8,623	2,354,251
Multi-Utilities - 1.0%
Ameren Corp.	1,242	112,227
CenterPoint Energy Inc.	2,964	87,675
CMS Energy Corp.	1,449	97,808
Consolidated Edison Inc.	1,720	163,572
Dominion Energy Inc.	3,862	308,226
DTE Energy Co.	902	114,329
NiSource Inc.	2,025	59,717
Public Service Enterprise Group Inc.	2,307	145,987
Sempra Energy	1,521	228,561
WEC Energy Group Inc.	1,435	144,418
		1,462,520
	Number of Shares	Fair Value
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	700	$ 101,521
Boston Properties Inc.	678	60,328
Vornado Realty Trust	811	23,187
		185,036
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	4,506	130,088
Halliburton Co.	4,215	132,183
Schlumberger N.V.	6,604	236,159
		498,430
Oil & Gas Exploration & Production - 1.1%
APA Corp.	1,822	63,588
ConocoPhillips	6,230	559,516
Coterra Energy Inc.	3,758	96,919
Devon Energy Corp.	2,946	162,354
Diamondback Energy Inc.	854	103,462
EOG Resources Inc.	2,734	301,943
Hess Corp.	1,291	136,768
Marathon Oil Corp.	3,639	81,805
Pioneer Natural Resources Co.	1,083	241,596
		1,747,951
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	2,507	206,100
Phillips 66	2,160	177,098
Valero Energy Corp.	1,988	211,285
		594,483
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan Inc.	9,505	159,304
ONEOK Inc.	2,165	120,157
The Williams Companies Inc.	5,955	185,856
		465,317
Packaged Foods & Meats - 1.0%
Campbell Soup Co.	1,076	51,702
Conagra Brands Inc.	2,363	80,909
General Mills Inc.	2,956	223,030
Hormel Foods Corp.	1,297	61,426
Kellogg Co.	1,286	91,743
Lamb Weston Holdings Inc.	568	40,589
McCormick & Company Inc.	1,210	100,733
Mondelez International Inc., Class A	6,662	413,644

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
The Hershey Co.	663	$ 142,651
The J M Smucker Co.	559	71,558
The Kraft Heinz Co.	3,317	126,510
Tyson Foods Inc., Class A	1,466	126,164
		1,530,659
Paper Packaging - 0.2%
Amcor PLC	6,636	82,486
Avery Dennison Corp.	351	56,816
International Paper Co.	1,599	66,886
Packaging Corp. of America	498	68,475
Sealed Air Corp.	764	44,098
Westrock Co.	1,358	54,103
		372,864
Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,110	282,684
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	10,079	776,083
Catalent Inc. (a)	902	96,776
Eli Lilly & Co.	3,745	1,214,241
Johnson & Johnson	12,601	2,236,804
Merck & Company Inc.	12,066	1,100,057
Organon & Co.	1,403	47,351
Pfizer Inc.	26,846	1,407,536
Viatris Inc.	6,235	65,280
Zoetis Inc.	2,273	390,706
		7,334,834
Property & Casualty Insurance - 0.9%
Chubb Ltd.	2,060	404,955
Cincinnati Financial Corp.	723	86,023
Loews Corp.	1,024	60,682
The Allstate Corp.	1,382	175,141
The Progressive Corp.	2,734	317,882
The Travelers Companies Inc.	1,110	187,734
W R Berkley Corp.	1,017	69,420
		1,301,837
Publishing - 0.0%*
News Corp., Class A	2,096	32,655
News Corp., Class B	748	11,886
		44,541
Railroads - 0.8%
CSX Corp.	10,479	304,520
Norfolk Southern Corp.	1,145	260,247
	Number of Shares	Fair Value
Union Pacific Corp.	3,024	$ 644,958
		1,209,725
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	1,562	114,979
Regional Banks - 1.0%
Citizens Financial Group Inc.	2,100	74,949
Comerica Inc.	648	47,550
Fifth Third Bancorp	3,184	106,982
First Republic Bank	899	129,636
Huntington Bancshares Inc.	6,287	75,633
KeyCorp	4,800	82,704
M&T Bank Corp.	808	128,787
Regions Financial Corp.	4,494	84,263
Signature Bank	300	53,763
SVB Financial Group (a)	267	105,462
The PNC Financial Services Group Inc.	1,982	312,700
Truist Financial Corp.	6,394	303,268
Zions Bancorp NA	700	35,630
		1,541,327
Reinsurance - 0.0%*
Everest Re Group Ltd.	200	56,056
Research & Consulting Services - 0.3%
Equifax Inc.	590	107,840
Jacobs Engineering Group Inc.	664	84,414
Leidos Holdings Inc.	645	64,958
Nielsen Holdings PLC	1,799	41,773
Verisk Analytics Inc.	795	137,607
		436,592
Residential REITs - 0.4%
AvalonBay Communities Inc.	620	120,435
Camden Property Trust	500	67,240
Equity Residential	1,730	124,940
Essex Property Trust Inc.	286	74,792
Mid-America Apartment Communities Inc.	534	93,274
UDR Inc.	1,498	68,968
		549,649
Restaurants - 1.2%
Chipotle Mexican Grill Inc. (a)	133	173,866
Darden Restaurants Inc.	608	68,777
Domino's Pizza Inc.	182	70,927

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
McDonald's Corp.	3,547	$ 875,683
Starbucks Corp.	5,468	417,701
Yum! Brands Inc.	1,428	162,092
		1,769,046
Retail REITs - 0.3%
Federal Realty Investment Trust	394	37,721
Kimco Realty Corp.	2,766	54,684
Realty Income Corp.	2,600	177,476
Regency Centers Corp.	820	48,634
Simon Property Group Inc.	1,554	147,506
		466,021
Semiconductor Equipment - 0.8%
Applied Materials Inc.	4,248	386,483
Enphase Energy Inc. (a)	600	117,144
KLA Corp.	703	224,313
Lam Research Corp.	684	291,487
SolarEdge Technologies Inc. (a)	271	74,167
Teradyne Inc.	836	74,864
		1,168,458
Semiconductors - 4.4%
Advanced Micro Devices Inc. (a)	7,659	585,684
Analog Devices Inc.	2,534	370,192
Broadcom Inc.	1,937	941,014
Intel Corp.	19,374	724,781
Microchip Technology Inc.	2,549	148,046
Micron Technology Inc.	5,315	293,813
Monolithic Power Systems Inc.	206	79,112
NVIDIA Corp.	11,960	1,813,017
NXP Semiconductors N.V.	1,236	182,965
ON Semiconductor Corp. (a)	1,939	97,551
Qorvo Inc. (a)	532	50,178
QUALCOMM Inc.	5,294	676,256
Skyworks Solutions Inc.	794	73,556
Texas Instruments Inc.	4,431	680,823
		6,716,988
Soft Drinks - 1.7%
Keurig Dr Pepper Inc.	3,313	117,247
Monster Beverage Corp. (a)	1,737	161,020
PepsiCo Inc.	6,637	1,106,122
The Coca-Cola Co.	18,550	1,166,981
		2,551,370
	Number of Shares	Fair Value
Specialized REITs - 1.4%
American Tower Corp.	2,184	$ 558,208
Crown Castle International Corp.	2,067	348,041
Digital Realty Trust Inc.	1,355	175,920
Equinix Inc.	431	283,176
Extra Space Storage Inc.	664	112,960
Iron Mountain Inc.	1,483	72,207
Public Storage	749	234,190
SBA Communications Corp.	539	172,507
VICI Properties Inc.	4,000	119,160
Weyerhaeuser Co.	3,747	124,101
		2,200,470
Specialty Chemicals - 0.7%
Albemarle Corp.	541	113,058
Celanese Corp.	526	61,863
DuPont de Nemours Inc.	2,529	140,562
Eastman Chemical Co.	541	48,565
Ecolab Inc.	1,147	176,363
International Flavors & Fragrances Inc.	1,159	138,060
PPG Industries Inc.	1,124	128,518
The Sherwin-Williams Co.	1,110	248,540
		1,055,529
Specialty Stores - 0.2%
Bath & Body Works Inc.	1,292	34,781
Tractor Supply Co.	530	102,740
Ulta Beauty Inc. (a)	271	104,465
		241,986
Steel - 0.1%
Nucor Corp.	1,264	131,974
Systems Software - 6.8%
Fortinet Inc. (a)	3,265	184,734
Microsoft Corp.	35,732	9,177,049
NortonLifeLock Inc.	2,772	60,873
Oracle Corp.	7,601	531,082
ServiceNow Inc. (a)	942	447,940
		10,401,678
Technology Distributors - 0.1%
CDW Corp.	600	94,536
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc.	73,466	10,044,271

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Hewlett Packard Enterprise Co.	6,633	$ 87,954
HP Inc.	5,029	164,851
NetApp Inc.	1,158	75,548
Seagate Technology Holdings PLC	1,002	71,583
Western Digital Corp. (a)	1,358	60,879
		10,505,086
Tobacco - 0.7%
Altria Group Inc.	8,770	366,323
Philip Morris International Inc.	7,426	733,243
		1,099,566
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,665	133,037
United Rentals Inc. (a)	363	88,176
WW Grainger Inc.	207	94,067
		315,280
Trucking - 0.1%
JB Hunt Transport Services Inc.	354	55,744
Old Dominion Freight Line Inc.	449	115,070
		170,814
	Number of Shares	Fair Value
Water Utilities - 0.1%
American Water Works Company Inc.	817	$ 121,545
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	2,815	378,730
Total Common Stock (Cost $53,033,084)		152,543,336
Short-Term Investments - 0.7%
State Street Institutional Liquid Reserves Fund - Premier Class 1.49% (c)(d) (Cost $1,043,391)	1,043,556	1,043,451
Total Investments (Cost $54,076,475)		153,586,787
Liabilities in Excess of Other Assets, net - (0.0)%*		(45,002)
NET ASSETS - 100.0%		$ 153,541,785

Other Information:
The Fund had the following long futures contracts open at June 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	September 2022	6	$ 1,123,474	$ 1,136,850	$ 13,376
During the period ended June 30, 2022, the average notional value related to long futures contracts was $1,382,725.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 152,543,336	$ —	$ —	$ 152,543,336
Short-Term Investments	1,043,451	—	—	1,043,451
Total Investments in Securities	$ 153,586,787	$ —	$ —	$ 153,586,787
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 13,376	$ —	$ —	$ 13,376
Total Other Financial Instruments	$ 13,376	$ —	$ —	$ 13,376

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	1,906	$177,258	$ 11,428	$ 17,214	$3,578	$(61,922)	1,835	$ 113,128	$2,092
State Street Institutional Liquid Reserves Fund, Premier Class	741,439	741,513	16,866,862	16,564,895	(90)	61	1,043,556	1,043,451	2,241
TOTAL		$918,771	$16,878,290	$16,582,109	$3,488	$(61,861)		$1,156,579	$4,333
See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						4/15/85
Net asset value, beginning of period	$ 57.58	$ 49.96	$ 46.61	$ 38.13	$ 44.09	$ 38.22
Income/(loss) from investment operations:
Net investment income	0.31 (b)	0.60 (b)	0.72 (b)	0.75 (b)	0.74 (b)	0.71 (b)
Net realized and unrealized gains/(losses) on investments	(11.86)	13.56	7.61	11.09	(2.86)	7.52
Total income/(loss) from investment operations	(11.55)	14.16	8.33	11.84	(2.12)	8.23
Less distributions from:
Net investment income	—	0.66	0.88	0.62	0.80	0.79
Net realized gains	—	5.88	4.10	2.74	3.04	1.57
Total distributions	—	6.54	4.98	3.36	3.84	2.36
Net asset value, end of period	$ 46.03	$ 57.58	$ 49.96	$ 46.61	$ 38.13	$ 44.09
Total Return(c)	(20.06)%	28.27%	17.92%	31.05%	(4.73)%	21.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$153,542	$208,535	$184,164	$186,771	$160,902	$194,117
Ratios to average net assets:
Net expenses	0.33% (d)	0.31%	0.31%	0.34%	0.33%	0.32%
Gross expenses	0.33% (d)	0.31%	0.31%	0.34%	0.33%	0.32%
Net investment income	1.22% (d)	1.06%	1.54%	1.67%	1.62%	1.69%
Portfolio turnover rate	4%	2%	3%	2%	2%	2%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	15

State Street S&P 500 Index V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Assets
Investments in securities, at fair value (cost $52,937,532)	$ 152,430,208
Short-term affiliated investments, at fair value (cost $1,138,943)	1,156,579
Cash	2,185
Net cash collateral on deposit with broker for future contracts	46,385
Income receivables	121,221
Receivable for fund shares sold	771
Receivable for accumulated variation margin on futures contracts	13,390
Total assets	153,770,739
Liabilities
Payable for fund shares redeemed	121,757
Payable to the Adviser	32,696
Payable for custody, fund accounting and sub-administration fees	17,324
Accrued other expenses	57,177
Total liabilities	228,954

Net Assets	$ 153,541,785
Net Assets Consist of:
Capital paid in	$ 39,229,972
Total distributable earnings (loss)	114,311,813
Net Assets	$ 153,541,785
Shares outstanding ($0.01 par value; unlimited shares authorized)	3,335,396
Net asset value per share	$ 46.03
The accompanying Notes are an integral part of these financial statements.
16	Statement of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund
Statement of Operations — For the period ended June 30, 2022 (Unaudited)
Investment Income
Income
Dividend	$ 1,388,391
Income from affiliated investments	4,333
Less: Foreign taxes withheld	(330)
Total income	1,392,394
Expenses
Advisory and administration fees	225,907
Directors' fees	11,141
Custody, fund accounting and sub-administration fees	19,406
Professional fees	14,514
Printing and shareholder reports	10,739
Other expenses	12,701
Total expenses	294,408
Net investment income	$ 1,097,986
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 14,924,073
Affiliated investments	3,488
Futures	(364,980)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(55,990,756)
Affiliated investments	(61,861)
Futures	2,320
Net realized and unrealized gain (loss) on investments	(41,487,716)
Net Decrease in Net Assets Resulting from Operations	$ (40,389,730)
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	17

State Street S&P 500 Index V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 1,097,986	$ 2,105,347
Net realized gain (loss) on investments and futures	14,562,581	16,895,748
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(56,050,297)	30,222,030
Net increase (decrease) from operations	(40,389,730)	49,223,125
Distributions to shareholders:
Total distributions	—	(21,320,690)
Increase (decrease) in assets from operations and distributions	(40,389,730)	27,902,435
Share transactions:
Proceeds from sale of shares	8,293,098	3,950,579
Value of distributions reinvested	—	21,320,690
Cost of shares redeemed	(22,896,398)	(28,802,954)
Net increase (decrease) from share transactions	(14,603,300)	(3,531,685)
Total increase (decrease) in net assets	(54,993,030)	24,370,750
Net Assets
Beginning of period	208,534,815	184,164,065
End of period	$ 153,541,785	$ 208,534,815
Changes in Fund Shares
Shares sold	152,727	71,717
Issued for distributions reinvested	—	368,360
Shares redeemed	(438,960)	(504,853)
Net decrease in fund shares	(286,233)	(64,776)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
18	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements — June 30, 2022 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 13,390	$ —	$ 13,390

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	(364,980)	$ —	$ (364,980)

Notes to Financial Statements	21

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Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 2,320	$ —	$ 2,320
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 7,159,638	$ 21,198,875
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 57,641,385	$ 99,126,995	$ 3,168,217	$ 95,958,778
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2022.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual
Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
24	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Other Information — June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134(toll free).
Other Information	25

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street S&P 500 Index V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Director who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Directors considered, among other things, the following:
__________________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
26	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Finacial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
Other Information	27

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the
28	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 5-year periods and was above the median of its Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including the relatively narrow range of returns of funds in the Performance Group and Universe.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Other Information	29

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
30	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISSP500SAR

Semi-Annual Report
June 30, 2022
State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Semi-Annual Report
June 30, 2022 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Small-Cap Equity V.I.S. Fund
Fund Information — June 30, 2022 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Small-Cap Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund
Fund Information, continued — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $26,162 (in thousands) as of June 30, 2022 (a)(b)
Top Ten Largest Holdings
as of June 30, 2022 (as a % of Fair Value) (a)(b)
MGP Ingredients Inc.	1.63%
Ritchie Bros Auctioneers Inc.	1.48%
Ingevity Corp.	1.30%
Dycom Industries Inc.	1.26%
Darling Ingredients Inc.	1.18%
John Wiley & Sons Inc., Class A	1.07%
Dorman Products Inc.	1.01%
The Brink's Co.	1.00%
Stepan Co.	1.00%
MSA Safety Inc.	0.99%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 789.00	$1,018.30
Expenses Paid During Period*	$ 5.81	$ 6.56
*	Expenses are equal to the Fund's annualized expense ratio of 1.31% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.0% †
Aerospace & Defense - 0.2%
Woodward Inc.	641	$ 59,286
Agricultural & Farm Machinery - 0.8%
AGCO Corp.	2,057	203,026
Agricultural Products - 1.2%
Darling Ingredients Inc. (a)	5,184	310,003
Airlines - 0.0%*
Allegiant Travel Co. (a)	85	9,613
Aluminum - 0.0%*
Alcoa Corp.	260	11,851
Apparel Retail - 0.4%
American Eagle Outfitters Inc.	4,166	46,576
The Buckle Inc.	2,213	61,278
		107,854
Application Software - 5.9%
ACI Worldwide Inc. (a)	3,901	100,997
Alarm.com Holdings Inc. (a)	866	53,571
Altair Engineering Inc., Class A (a)	1,602	84,105
Asana Inc., Class A (a)	1,725	30,326
Avalara Inc. (a)	326	23,016
Blackbaud Inc. (a)	2,859	166,022
Blackline Inc. (a)	3,353	223,310
Envestnet Inc. (a)	1,090	57,519
Five9 Inc. (a)	265	24,152
Freshworks Inc., Class A Revenue (a)	6,740	88,631
Model N Inc. (a)	1,017	26,015
New Relic Inc. (a)	2,960	148,148
Paycor HCM Inc.	710	18,460
Paylocity Holding Corp. (a)	320	55,814
Pegasystems Inc.	594	28,417
PROS Holdings Inc. (a)	610	16,000
Q2 Holdings Inc. (a)	3,060	118,024
SPS Commerce Inc. (a)	654	73,935
The Descartes Systems Group Inc. (a)	551	34,195
Vertex Inc., Class A (a)	2,758	31,248
Workiva Inc. (a)	2,356	155,472
		1,557,377
Auto Parts & Equipment - 1.4%
Dana Inc.	3,359	47,261
	Number of Shares	Fair Value
Dorman Products Inc. (a)	2,414	$ 264,840
Gentex Corp.	1,122	31,382
LCI Industries	322	36,026
		379,509
Automobile Manufacturers - 0.7%
Thor Industries Inc.	2,509	187,498
Automotive Retail - 1.7%
America's Car-Mart Inc. (a)	412	41,447
Group 1 Automotive Inc.	735	124,803
Monro Inc.	1,040	44,596
Murphy USA Inc.	1,022	237,993
		448,839
Biotechnology - 0.9%
Avid Bioservices Inc. (a)	3,462	52,830
Emergent BioSolutions Inc. (a)	1,798	55,810
Halozyme Therapeutics Inc. (a)	1,118	49,192
Heron Therapeutics Inc. (a)	10,418	29,066
Veracyte Inc. (a)	2,390	47,561
		234,459
Brewers - 0.5%
The Boston Beer Company Inc., Class A (a)	422	127,853
Building Products - 1.1%
CSW Industrials Inc.	890	91,696
Gibraltar Industries Inc. (a)	1,997	77,384
Hayward Holdings Inc. (a)	2,530	36,407
Insteel Industries Inc.	822	27,677
UFP Industries Inc.	711	48,447
		281,611
Commodity Chemicals - 0.1%
Hawkins Inc.	944	34,012
Communications Equipment - 0.2%
Cambium Networks Corp. (a)	1,329	19,470
Extreme Networks Inc. (a)	3,583	31,960
Lumentum Holdings Inc. (a)	133	10,563
		61,993
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	1,286	25,013

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Construction & Engineering - 1.8%
Dycom Industries Inc. (a)	3,552	$ 330,478
IES Holdings Inc. (a)	728	21,964
Valmont Industries Inc.	254	57,056
WillScot Mobile Mini Holdings Corp. (a)	1,736	56,281
		465,779
Construction Machinery & Heavy Trucks - 0.7%
Alamo Group Inc.	500	58,215
Astec Industries Inc.	921	37,558
The Greenbrier Companies Inc.	1,303	46,895
Wabash National Corp.	3,758	51,034
		193,702
Construction Materials - 0.1%
Eagle Materials Inc.	260	28,584
Consumer Finance - 0.3%
PRA Group Inc. (a)	814	29,597
PROG Holdings Inc. (a)	2,450	40,425
		70,022
Data Processing & Outsourced Services - 0.9%
CSG Systems International Inc.	2,008	119,837
Shift4 Payments Inc., Class A (a)	580	19,175
Verra Mobility Corp. (a)	6,210	97,559
		236,571
Distillers & Vintners - 1.6%
MGP Ingredients Inc.	4,266	426,984
Distributors - 0.7%
LKQ Corp.	3,648	179,080
Diversified Metals & Mining - 0.2%
Compass Minerals International Inc.	1,152	40,769
Materion Corp.	293	21,603
		62,372
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	1,871	33,528
American Assets Trust Inc.	1,316	39,085
	Number of Shares	Fair Value
Essential Properties Realty Trust Inc.	869	$ 18,675
		91,288
Diversified Support Services - 2.5%
Healthcare Services Group Inc.	5,349	93,126
IAA Inc. (a)	2,796	91,625
Matthews International Corp., Class A	1,855	53,183
Ritchie Bros Auctioneers Inc.	5,962	387,888
UniFirst Corp.	174	29,959
		655,781
Education Services - 0.7%
Grand Canyon Education Inc. (a)	675	63,578
Stride Inc. (a)	2,634	107,441
		171,019
Electric Utilities - 0.9%
ALLETE Inc.	340	19,985
IDACORP Inc.	2,095	221,903
		241,888
Electrical Components & Equipment - 0.4%
Acuity Brands Inc.	157	24,184
Atkore Inc. (a)	334	27,726
Regal Rexnord Corp.	410	46,543
		98,453
Electronic Components - 1.3%
Belden Inc.	3,011	160,396
II-VI Inc. (a)	742	37,805
Littelfuse Inc.	607	154,202
		352,403
Electronic Equipment & Instruments - 0.8%
National Instruments Corp.	3,661	114,333
Novanta Inc. (a)	820	99,441
		213,774
Electronic Manufacturing Services - 0.2%
Plexus Corp. (a)	524	41,134
Environmental & Facilities Services - 0.6%
Clean Harbors Inc. (a)	1,211	106,169

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Montrose Environmental Group Inc. (a)	1,520	$ 51,315
		157,484
Food Distributors - 0.4%
Performance Food Group Co. (a)	2,261	103,961
Footwear - 0.6%
Deckers Outdoor Corp. (a)	387	98,820
Wolverine World Wide Inc.	2,450	49,392
		148,212
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (a)	505	29,669
Health Care REITs - 0.2%
Community Healthcare Trust Inc.	1,432	51,853
Healthcare Distributors - 0.7%
AdaptHealth Corp. (a)	5,024	90,633
Covetrus Inc. (a)	4,395	91,196
		181,829
Healthcare Equipment - 4.1%
AtriCure Inc. (a)	1,960	80,086
Axonics Inc. (a)	1,340	75,938
Cardiovascular Systems Inc. (a)	3,000	43,080
CONMED Corp.	1,610	154,173
Glaukos Corp. (a)	523	23,755
Globus Medical Inc., Class A (a)	2,110	118,455
Heska Corp. (a)	276	26,085
Integra LifeSciences Holdings Corp. (a)	3,290	177,759
LeMaitre Vascular Inc.	553	25,189
Masimo Corp. (a)	165	21,560
Omnicell Inc. (a)	1,004	114,205
Outset Medical Inc. (a)	2,100	31,206
Penumbra Inc. (a)	740	92,145
SI-BONE Inc. (a)	2,210	29,172
Tandem Diabetes Care Inc. (a)	1,180	69,844
		1,082,652
	Number of Shares	Fair Value
Healthcare Facilities - 1.3%
Acadia Healthcare Company Inc. (a)	2,657	$ 179,693
Hanger Inc. (a)	3,990	57,137
The Ensign Group Inc.	800	58,776
The Pennat Group Inc. (a)	1,239	15,871
U.S. Physical Therapy Inc.	354	38,657
		350,134
Healthcare Services - 1.6%
Addus HomeCare Corp. (a)	558	46,470
Amedisys Inc. (a)	568	59,708
AMN Healthcare Services Inc. (a)	957	104,992
Castle Biosciences Inc. (a)	2,126	46,666
Chemed Corp.	92	43,184
MEDNAX Inc. (a)	2,221	46,663
Oak Street Health Inc. (a)	979	16,095
Privia Health Group Inc. (a)	1,688	49,155
		412,933
Healthcare Supplies - 0.6%
BioLife Solutions Inc. (a)	3,375	46,609
ICU Medical Inc. (a)	173	28,439
Neogen Corp. (a)	1,013	24,403
OrthoPediatrics Corp. (a)	485	20,928
Pulmonx Corp. (a)	2,640	38,861
		159,240
Healthcare Technology - 1.1%
Certara Inc. (a)	1,425	30,580
Definitive Healthcare Corp. (a)	1,221	27,998
Inspire Medical Systems Inc. (a)	840	153,443
NextGen Healthcare Inc. (a)	2,586	45,100
Phreesia Inc. (a)	819	20,483
		277,604
Home Building - 0.7%
Cavco Industries Inc. (a)	222	43,510
Green Brick Partners Inc. (a)	1,727	33,798
Taylor Morrison Home Corp. (a)	3,248	75,873
TopBuild Corp. (a)	239	39,951
		193,132
Home Furnishing Retail - 0.2%
The Aaron's Company Inc.	3,447	50,154

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Home Improvement Retail - 0.2%
Floor & Decor Holdings Inc., Class A (a)	654	$ 41,176
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	7,921	87,368
Sunstone Hotel Investors Inc. (a)	4,077	40,444
		127,812
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	233	37,842
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	1,980	79,220
Industrial Machinery - 7.8%
Albany International Corp., Class A	600	47,274
Altra Industrial Motion Corp. (b)	7,126	251,191
Barnes Group Inc.	5,729	178,401
Chart Industries Inc. (a)	185	30,965
Crane Holdings Co.	2,511	219,863
Enerpac Tool Group Corp.	12,534	238,397
ESCO Technologies Inc.	1,480	101,188
Evoqua Water Technologies Corp. (a)	5,130	166,776
John Bean Technologies Corp.	1,960	216,423
Kadant Inc.	213	38,841
Kornit Digital Ltd. (a)	721	22,856
Mueller Industries Inc.	2,453	130,720
Proto Labs Inc. (a)	196	9,377
RBC Bearings Inc. (a)	460	85,077
Standex International Corp.	750	63,585
The Timken Co.	4,674	247,956
		2,048,890
Industrial REITs - 0.7%
EastGroup Properties Inc.	1,114	171,923
Innovative Industrial Properties Inc.	93	10,218
		182,141
Insurance Brokers - 0.4%
BRP Group Inc., Class A (a)	4,180	100,947
	Number of Shares	Fair Value
Goosehead Insurance Inc., Class A	364	$ 16,624
		117,571
Interactive Media & Services - 0.0%*
Vimeo Inc. (a)	1,070	6,441
Internet & Direct Marketing Retail - 0.3%
Fiverr International Ltd. (a)	357	12,277
Overstock.com Inc. (a)	803	20,083
Porch Group Inc. (a)	2,200	5,632
Revolve Group Inc. (a)	1,114	28,864
ThredUp Inc., Class A (a)	2,091	5,227
		72,083
Internet Services & Infrastructure - 0.3%
Squarespace Inc., Class A (a)	1,267	26,506
Switch Inc., Class A	1,296	43,416
		69,922
Investment Banking & Brokerage - 1.0%
Piper Sandler Cos.	440	49,878
Raymond James Financial Inc.	1,725	154,232
Stifel Financial Corp.	1,036	58,037
		262,147
IT Consulting & Other Services - 0.8%
Globant S.A. (a)	424	73,776
Grid Dynamics Holdings Inc. (a)	1,814	30,511
Perficient Inc. (a)	221	20,264
Unisys Corp. (a)	6,570	79,037
		203,588
Leisure Products - 1.6%
Malibu Boats Inc., Class A (a)	3,220	169,726
Polaris Inc.	2,445	242,740
		412,466
Life & Health Insurance - 0.4%
American Equity Investment Life Holding Co.	1,398	51,125
Trupanion Inc. (a)	672	40,495
		91,620
Life Sciences Tools & Services - 2.9%
Azenta Inc.	1,174	84,645
Bruker Corp.	2,261	141,900

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
ICON PLC (a)	640	$ 138,688
Medpace Holdings Inc. (a)	274	41,010
Repligen Corp. (a)	956	155,254
Syneos Health Inc. (a)	2,907	208,374
		769,871
Managed Healthcare - 0.1%
Progyny Inc. (a)	779	22,630
Marine - 0.2%
Kirby Corp. (a)	682	41,493
Metal & Glass Containers - 0.4%
TriMas Corp.	3,880	107,437
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	1,868	71,694
Multi-Utilities - 0.2%
Avista Corp.	909	39,551
Office REITs - 0.9%
Corporate Office Properties Trust	1,136	29,752
Cousins Properties Inc.	3,824	111,775
Easterly Government Properties Inc.	4,388	83,548
		225,075
Office Services & Supplies - 1.0%
MSA Safety Inc.	2,143	259,453
Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	688	29,625
Oil & Gas Equipment & Services - 0.5%
ChampionX Corp.	2,293	45,516
Oil States International Inc. (a)	16,203	87,820
		133,336
Oil & Gas Exploration & Production - 1.5%
Denbury Inc. (a)	546	32,754
Northern Oil & Gas Inc.	2,622	66,232
PDC Energy Inc.	4,043	249,089
Southwestern Energy Co. (a)	5,664	35,400
		383,475
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	1,137	51,347
	Number of Shares	Fair Value
Packaged Foods & Meats - 2.9%
Calavo Growers Inc.	1,149	$ 47,936
Freshpet Inc. (a)	1,702	88,317
Hostess Brands Inc. (a)	6,510	138,077
J&J Snack Foods Corp.	670	93,572
Lancaster Colony Corp.	1,200	154,536
Sanderson Farms Inc.	93	20,045
The Simply Good Foods Co. (a)	3,370	127,285
Utz Brands Inc.	6,110	84,440
		754,208
Paper Packaging - 0.1%
Ranpak Holdings Corp. (a)	2,320	16,240
Personal Products - 0.6%
BellRing Brands Inc. (a)	1,749	43,533
elf Beauty Inc. (a)	3,525	108,147
		151,680
Pharmaceuticals - 0.1%
ANI Pharmaceuticals Inc. (a)	434	12,877
Property & Casualty Insurance - 2.2%
AMERISAFE Inc.	1,112	57,835
Argo Group International Holdings Ltd.	3,720	137,119
James River Group Holdings Ltd.	2,570	63,685
Palomar Holdings Inc. (a)	1,050	67,620
RLI Corp.	958	111,693
Selective Insurance Group Inc.	1,700	147,798
		585,750
Publishing - 1.1%
John Wiley & Sons Inc., Class A	5,880	280,829
Regional Banks - 8.4%
1st Source Corp.	981	44,537
Bank OZK	1,222	45,862
BankUnited Inc.	1,110	39,483
Banner Corp.	402	22,596
Cadence Bank	1,595	37,451
Community Bank System Inc.	1,100	69,608
Cullen/Frost Bankers Inc.	957	111,443
CVB Financial Corp.	3,130	77,655

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Enterprise Financial Services Corp.	941	$ 39,051
Equity Bancshares Inc., Class A	685	19,975
FB Financial Corp.	507	19,885
First Interstate BancSystem Inc., Class A	1,857	70,770
Fulton Financial Corp.	5,416	78,261
German American Bancorp Inc.	1,560	53,321
Home BancShares Inc.	963	20,001
HomeStreet Inc.	1,498	51,936
Independent Bank Corp.	3,143	249,648
Meta Financial Group Inc.	142	5,491
National Bank Holdings Corp., Class A	1,589	60,811
Origin Bancorp Inc.	1,315	51,022
PacWest Bancorp	1,473	39,270
Peapack-Gladstone Financial Corp.	1,037	30,799
Pinnacle Financial Partners Inc.	494	35,721
Prosperity Bancshares Inc.	3,106	212,047
Renasant Corp.	3,781	108,931
Sandy Spring Bancorp Inc.	910	35,554
Stock Yards Bancorp Inc.	750	44,865
Texas Capital Bancshares Inc. (a)	834	43,902
UMB Financial Corp.	1,570	135,177
United Community Banks Inc.	1,088	32,847
Washington Federal Inc.	865	25,967
Washington Trust Bancorp Inc.	590	28,538
Westamerica BanCorp	1,641	91,338
Western Alliance Bancorp	1,486	104,912
Wintrust Financial Corp.	736	58,990
		2,197,665
Research & Consulting Services - 0.5%
Exponent Inc.	526	48,113
Resources Connection Inc.	4,650	94,721
		142,834
Residential REITs - 0.3%
NexPoint Residential Trust Inc.	1,087	67,948
Restaurants - 1.1%
Bloomin' Brands Inc.	1,666	27,689
Shake Shack Inc., Class A (a)	910	35,927
	Number of Shares	Fair Value
Texas Roadhouse Inc.	1,006	$ 73,639
The Cheesecake Factory Inc.	1,862	49,194
Wingstop Inc.	1,210	90,472
		276,921
Retail REITs - 0.2%
Kite Realty Group Trust	2,707	46,804
The Macerich Co.	1,262	10,992
		57,796
Security & Alarm Services - 1.0%
The Brink's Co.	4,323	262,449
Semiconductor Equipment - 1.3%
CMC Materials Inc.	1,206	210,435
Ichor Holdings Ltd. (a)	986	25,616
Onto Innovation Inc. (a)	1,537	107,191
		343,242
Semiconductors - 0.9%
Diodes Inc. (a)	312	20,146
MaxLinear Inc. (a)	636	21,611
Power Integrations Inc.	614	46,056
Semtech Corp. (a)	2,126	116,866
SMART Global Holdings Inc. (a)	1,566	25,636
		230,315
Soft Drinks - 0.3%
Primo Water Corp.	6,308	84,401
Zevia PBC, Class A (a)	1,460	4,103
		88,504
Specialized Consumer Services - 0.2%
European Wax Center Inc., Class A	1,820	32,068
OneSpaWorld Holdings Ltd. (a)	4,093	29,347
		61,415
Specialized REITs - 0.3%
National Storage Affiliates Trust	882	44,162
PotlatchDeltic Corp.	654	28,900
		73,062
Specialty Chemicals - 4.0%
Avient Corp.	4,003	160,440
HB Fuller Co.	368	22,157

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Ingevity Corp. (a)	5,366	$ 338,809
Innospec Inc.	1,110	106,327
Quaker Chemical Corp.	591	88,366
Sensient Technologies Corp.	980	78,949
Stepan Co.	2,587	262,193
		1,057,241
Specialty Stores - 0.8%
Five Below Inc. (a)	483	54,787
Leslie's Inc. (a)	4,790	72,712
National Vision Holdings Inc. (a)	945	25,987
Sally Beauty Holdings Inc. (a)	5,090	60,673
		214,159
Steel - 0.4%
Carpenter Technology Corp.	786	21,937
Commercial Metals Co.	2,508	83,015
		104,952
Systems Software - 0.8%
Ping Identity Holding Corp. (a)	5,028	91,208
Tenable Holdings Inc. (a)	2,610	118,520
		209,728
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming Inc. (a)	2,884	37,867
Pure Storage Inc., Class A (a)	7,710	198,224
		236,091
Thrifts & Mortgage Finance - 0.7%
Flagstar Bancorp Inc.	480	17,016
	Number of Shares	Fair Value
WSFS Financial Corp.	4,090	$ 163,968
		180,984
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies Inc.	2,252	216,575
McGrath RentCorp.	408	31,008
Transcat Inc. (a)	475	26,985
Univar Solutions Inc. (a)	9,204	228,903
		503,471
Trucking - 0.5%
Saia Inc. (a)	733	137,804
Total Common Stock (Cost $21,500,119)		24,903,559
Short-Term Investments - 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (c)(d) (Cost $1,258,805)	1,258,805	1,258,805
Total Investments (Cost $22,758,924)		26,162,364
Other Assets and Liabilities, net - 0.2%		50,367
NET ASSETS - 100.0%		$ 26,212,731

Other Information:
The Fund had the following long futures contracts open at June 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	September 2022	4	$ 343,160	$ 341,600	$ (1,560)
During the period ended June 30, 2022, the average notional value related to long futures contracts was $465,225.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 24,903,559	$ —	$ —	$ 24,903,559
Short-Term Investments	1,258,805	—	—	1,258,805
Total Investments in Securities	$ 26,162,364	$ —	$ —	$ 26,162,364
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$ (1,560)	$ —	$ —	$ (1,560)
Total Other Financial Instruments	$ (1,560)	$ —	$ —	$ (1,560)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,150,765	$1,150,765	$7,078,558	$6,970,518	$—	$—	1,258,805	$1,258,805	$2,618
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						4/28/00
Net asset value, beginning of period	$ 14.93	$ 14.66	$ 13.16	$ 11.24	$ 14.73	$ 14.40
Income/(loss) from investment operations:
Net investment loss(b)	(0.02)	(0.04)	(0.01)	(0.00) (c)	(0.02)	(0.02)
Net realized and unrealized gains/(losses) on investments	(3.13)	3.06	1.92	2.94	(1.43)	1.86
Total income/(loss) from investment operations	(3.15)	3.02	1.91	2.94	(1.45)	1.84
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gains	—	2.75	0.41	1.02	2.04	1.51
Total distributions	—	2.75	0.41	1.02	2.04	1.51
Net asset value, end of period	$ 11.78	$ 14.93	$ 14.66	$ 13.16	$ 11.24	$ 14.73
Total Return(d)	(21.10)%	20.53%	14.53%	26.12%	(9.70)%	12.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$26,213	$36,890	$34,621	$33,600	$30,781	$40,711
Ratios to average net assets:
Net expenses	1.31% (e)	1.21%	1.27%	1.240%	1.20%	1.25%
Gross expenses	1.31% (e)	1.21%	1.27%	1.24%	1.20%	1.25%
Net investment loss	(0.30)% (e)	(0.22)%	(0.06)%	(0.02)%	(0.13)%	(0.13)%
Portfolio turnover rate	12%	39%	37%	29%	33%	32%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.01.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
12	Financial Highlights

State Street Small-Cap Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Assets
Investments in securities, at fair value (cost $21,500,119)	$ 24,903,559
Short-term affiliated investments, at fair value	1,258,805
Cash	413
Net cash collateral on deposit with broker for future contracts	23,042
Receivable for investments sold	85,026
Income receivables	15,106
Receivable for fund shares sold	5,452
Income receivable from affiliated investments	1,382
Total assets	26,292,785
Liabilities
Payable for investments purchased	12,368
Payable for fund shares redeemed	703
Payable for accumulated variation margin on futures contracts	1,550
Payable to the Adviser	21,230
Payable for custody, fund accounting and sub-administration fees	12,936
Accrued other expenses	31,267
Total liabilities	80,054

Net Assets	$ 26,212,731
Net Assets Consist of:
Capital paid in	$ 21,635,825
Total distributable earnings (loss)	4,576,906
Net Assets	$ 26,212,731
Shares outstanding ($0.01 par value; unlimited shares authorized)	2,224,324
Net asset value per share	$ 11.78
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	13

State Street Small-Cap Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2022 (Unaudited)
Investment Income
Income
Dividend	$ 151,535
Income from affiliated investments	2,618
Less: Foreign taxes withheld	(585)
Total income	153,568
Expenses
Advisory and administration fees	145,088
Directors' fees	10,654
Custody, fund accounting and sub-administration fees	15,455
Professional fees	22,166
Other expenses	5,929
Total expenses	199,292
Net investment income	$ (45,724)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 829,556
Futures	(96,821)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(8,066,685)
Futures	(18,899)
Net realized and unrealized gain (loss) on investments	(7,352,849)
Net Decrease in Net Assets Resulting from Operations	$ (7,398,573)
The accompanying Notes are an integral part of these financial statements.
14	Statement of Operations

State Street Small-Cap Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (45,724)	$ (81,073)
Net realized gain (loss) on investments and futures	732,735	5,951,794
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(8,085,584)	1,033,639
Net increase (decrease) from operations	(7,398,573)	6,904,360
Distributions to shareholders:
Total distributions	—	(5,746,437)
Increase (decrease) in assets from operations and distributions	(7,398,573)	1,157,923
Share transactions:
Proceeds from sale of shares	128,117	1,272,737
Value of distributions reinvested	—	5,746,438
Cost of shares redeemed	(3,406,760)	(5,908,523)
Net increase (decrease) from share transactions	(3,278,643)	1,110,652
Total increase (decrease) in net assets	(10,677,216)	2,268,575
Net Assets
Beginning of period	36,889,947	34,621,372
End of period	$ 26,212,731	$ 36,889,947
Changes in Fund Shares
Shares sold	9,712	75,094
Issued for distributions reinvested	—	384,120
Shares redeemed	(255,854)	(351,122)
Net increase (decrease) in fund shares	(246,142)	108,092
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	15

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2022 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
16	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 1,550	$ —	$ 1,550

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (96,821)	$ —	$ (96,821)

18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (18,899)	$ —	$ (18,899)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Due to Custodian In certain circumstances, the Fund may have a cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedule of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) Riverbridge Partners, LLC (prior to July 15, 2022); (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 3,542,850	$ 7,007,088
Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 24,400,405	$ 4,572,456	$ 2,812,057	$ 1,760,399
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2022.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund
Other Information — June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134(toll free).
22	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Director Considerations in Approving Continuation of Investment Advisory and Sub-Advisory Agreements1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and each of Champlain Investment Partners, LLC, Kennedy Capital Management, Inc., Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Directors, as well as the Director who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements. Following the April 6, 2022 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Directors considered, among other things, the following:
_______________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
Other Information	23

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Advisers
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;
•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and
•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.
24	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
○	The Sub-Advisers, with respect to their operations relating to the Fund and their approximate profitability from such operations for the calendar year ended December 31, 2021;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2022, for an additional year with respect to the Fund.
Other Information	25

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- year period, was equal to the median of its Performance Group for the 3-year period, and was above the median of its Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including its strong long-term performance.
26	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, if any, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and each Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under each Sub-Advisory Agreement was negotiated with each Sub-Adviser at arm’s length. In considering the profitability to each Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the profitability of each Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the applicable Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund
Other Information	27

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreements.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the respective Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
28	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISSMEQSAR

Semi-Annual Report
June 30, 2022
State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Semi-Annual Report
June 30, 2022 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street U.S. Equity V.I.S. Fund
Fund Information — June 30, 2022 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street U.S. Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Fund Information, continued — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $21,743 (in thousands) as of June 30, 2022 (a)(b)
Top Ten Largest Holdings
as of June 30, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	6.25%
Apple Inc.	5.30%
Amazon.com Inc.	3.88%
Alphabet Inc., Class A	3.60%
Johnson & Johnson	2.63%
Visa Inc., Class A	2.49%
UnitedHealth Group Inc.	2.31%
NextEra Energy Inc.	2.19%
Mastercard Inc., Class A	1.97%
Merck & Company Inc.	1.87%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 796.80	$1,020.50
Expenses Paid During Period*	$ 3.88	$ 4.36
*	Expenses are equal to the Fund's annualized expense ratio of 0.87% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.3% †
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	1,658	$ 159,350
Apparel Retail - 0.8%
Ross Stores Inc.	2,621	184,073
Application Software - 3.0%
Adobe Inc. (a)	293	107,255
Intuit Inc.	106	40,857
salesforce.com Inc. (a)	2,315	382,068
Splunk Inc. (a)	1,279	113,140
		643,320
Asset Management & Custody Banks - 0.1%
Blackstone Inc.	296	27,004
Auto Parts & Equipment - 0.6%
Magna International Inc.	2,194	120,451
Automobile Manufacturers - 0.9%
Ford Motor Co.	8,862	98,634
Tesla Inc. (a)	144	96,973
		195,607
Automotive Retail - 0.8%
O'Reilly Automotive Inc. (a)	271	171,207
Biotechnology - 1.7%
BioMarin Pharmaceutical Inc. (a)	1,178	97,621
Vertex Pharmaceuticals Inc. (a)	959	270,236
		367,857
Building Products - 0.8%
Allegion PLC	543	53,160
Trane Technologies PLC	857	111,298
		164,458
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	128	59,972
Comcast Corp., Class A	6,276	246,270
		306,242
Communications Equipment - 0.1%
Cisco Systems Inc.	715	30,488
	Number of Shares	Fair Value
Construction Materials - 0.3%
Martin Marietta Materials Inc.	192	$ 57,454
Data Processing & Outsourced Services - 5.8%
Fidelity National Information Services Inc.	2,933	268,868
Mastercard Inc., Class A	1,357	428,107
PayPal Holdings Inc. (a)	242	16,901
Visa Inc., Class A	2,755	542,432
		1,256,308
Diversified Banks - 1.5%
JPMorgan Chase & Co.	2,938	330,848
Diversified Support Services - 0.4%
Cintas Corp.	246	91,888
Electric Utilities - 2.2%
NextEra Energy Inc.	6,138	475,450
Electrical Components & Equipment - 0.1%
Generac Holdings Inc. (a)	130	27,375
Electronic Components - 1.3%
Amphenol Corp., Class A	3,153	202,990
Corning Inc.	2,348	73,986
		276,976
Environmental & Facilities Services - 0.6%
Waste Management Inc.	787	120,395
Financial Exchanges & Data - 2.2%
CME Group Inc.	673	137,763
S&P Global Inc.	981	330,656
		468,419
Footwear - 0.1%
NIKE Inc., Class B	193	19,725
Healthcare Equipment - 3.5%
Becton Dickinson & Co.	324	79,876
Boston Scientific Corp. (a)	7,236	269,686
Edwards Lifesciences Corp. (a)	624	59,336
IDEXX Laboratories Inc. (a)	150	52,609
Medtronic PLC	1,789	160,563
Teleflex Inc.	200	49,170
Zimmer Biomet Holdings Inc.	879	92,348
		763,588

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Healthcare Services - 0.4%
Cigna Corp.	348	$ 91,705
Home Improvement Retail - 1.6%
Lowe's Companies Inc.	1,589	277,551
The Home Depot Inc.	244	66,922
		344,473
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International Inc., Class A	585	79,566
Household Products - 1.4%
Colgate-Palmolive Co.	1,111	89,035
The Procter & Gamble Co.	1,529	219,855
		308,890
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	152	72,851
Walmart Inc.	1,144	139,087
		211,938
Industrial Conglomerates - 1.4%
Honeywell International Inc.	1,780	309,382
Industrial Gases - 1.5%
Air Products & Chemicals Inc.	1,343	322,965
Industrial Machinery - 1.3%
Parker-Hannifin Corp.	1,022	251,463
Xylem Inc.	290	22,672
		274,135
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	428	66,447
Integrated Oil & Gas - 0.8%
Chevron Corp.	1,259	182,278
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	770	59,952
Interactive Media & Services - 6.4%
Alphabet Inc., Class C (a)(b)	130	284,369
Alphabet Inc., Class A (a)	359	782,354
Meta Platforms Inc., Class A (a)	2,025	326,531
		1,393,254
	Number of Shares	Fair Value
Internet & Direct Marketing Retail - 3.9%
Amazon.com Inc. (a)(b)	7,940	$ 843,307
Investment Banking & Brokerage - 1.2%
The Charles Schwab Corp.	4,267	269,589
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	287	79,686
Life & Health Insurance - 0.1%
Lincoln National Corp.	558	26,098
Life Sciences Tools & Services - 1.3%
IQVIA Holdings Inc. (a)	1,291	280,134
Managed Healthcare - 2.8%
Humana Inc.	233	109,060
UnitedHealth Group Inc.	976	501,303
		610,363
Movies & Entertainment - 0.9%
The Walt Disney Co. (a)	2,002	188,989
Multi-Line Insurance - 0.3%
American International Group Inc.	1,303	66,622
Multi-Sector Holdings - 1.3%
Berkshire Hathaway Inc., Class B (a)	1,013	276,569
Multi-Utilities - 0.8%
Sempra Energy	1,190	178,821
Oil & Gas Equipment & Services - 0.6%
Schlumberger N.V.	3,889	139,071
Oil & Gas Exploration & Production - 2.5%
ConocoPhillips	4,284	384,746
Pioneer Natural Resources Co.	700	156,156
		540,902
Packaged Foods & Meats - 0.7%
Mondelez International Inc., Class A	2,510	155,846
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	355	90,408

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Pharmaceuticals - 5.8%
AstraZeneca PLC ADR	1,340	$ 88,534
Bristol-Myers Squibb Co.	1,931	148,687
Elanco Animal Health Inc. (a)	2,421	47,524
Johnson & Johnson	3,218	571,227
Merck & Company Inc.	4,463	406,892
		1,262,864
Property & Casualty Insurance - 1.2%
Chubb Ltd.	1,371	269,511
Railroads - 0.7%
Union Pacific Corp.	704	150,149
Regional Banks - 2.5%
First Republic Bank	2,174	313,491
Regions Financial Corp.	4,110	77,062
SVB Financial Group (a)	390	154,046
		544,599
Restaurants - 0.7%
McDonald's Corp.	631	155,781
Semiconductor Equipment - 1.3%
Applied Materials Inc.	3,052	277,671
Semiconductors - 4.7%
Advanced Micro Devices Inc. (a)	4,102	313,680
NVIDIA Corp.	1,269	192,368
QUALCOMM Inc.	3,073	392,545
Texas Instruments Inc.	864	132,753
		1,031,346
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	779	72,213
PepsiCo Inc.	1,163	193,826
		266,039
Specialized REITs - 1.6%
American Tower Corp.	1,386	354,248
	Number of Shares	Fair Value
Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	971	$ 53,968
Ecolab Inc.	298	45,821
PPG Industries Inc.	519	59,342
		159,131
Systems Software - 7.4%
Microsoft Corp.	5,293	1,359,401
Oracle Corp.	1,172	81,888
ServiceNow Inc. (a)	358	170,236
		1,611,525
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc.	8,433	1,152,960
Trading Companies & Distributors - 1.0%
United Rentals Inc. (a)	937	227,607
Trucking - 0.0%*
Lyft Inc., Class A (a)	691	9,176
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	504	67,808
Total Common Stock (Cost $15,218,987)		21,190,288
Short-Term Investments - 2.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (c)(d) (Cost $552,752)	552,752	552,752
Total Investments (Cost $15,771,739)		21,743,040
Other Assets and Liabilities, net - 0.2%		37,098
NET ASSETS - 100.0%		$ 21,780,138

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Other Information:
The Fund had the following long futures contracts open at June 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	September 2022	2	$ 374,036	$ 378,950	$ 4,914
During the period ended June 30, 2022, the average notional value related to long futures contracts was $370,723.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 21,190,288	$ —	$ —	$ 21,190,288
Short-Term Investments	552,752	—	—	552,752
Total Investments in Securities	$ 21,743,040	$ —	$ —	$ 21,743,040
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 4,914	$ —	$ —	$ 4,914
Total Other Financial Instruments	$ 4,914	$ —	$ —	$ 4,914

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	742,013	$742,013	$2,801,844	$2,991,105	$—	$—	552,752	$552,752	$1,018
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						1/3/95
Net asset value, beginning of period	$ 56.55	$ 53.28	$ 46.97	$ 38.07	$ 44.20	$ 42.02
Income/(loss) from investment operations:
Net investment income(b)	0.10	0.18	0.27	0.33	0.37	0.35
Net realized and unrealized gains/(losses) on investments	(11.59)	13.47	10.34	11.78	(1.90)	8.03
Total income/(loss) from investment operations	(11.49)	13.65	10.61	12.11	(1.53)	8.38
Less distributions from:
Net investment income	—	0.22	0.27	0.32	0.41	0.38
Net realized gains	—	10.16	4.03	2.89	4.19	5.82
Total distributions	—	10.38	4.30	3.21	4.60	6.20
Net asset value, end of period	$ 45.06	$ 56.55	$ 53.28	$ 46.97	$ 38.07	$ 44.20
Total Return(c)	(20.32)%	25.49%	22.64%	31.77%	(3.40)%	19.91%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,780	$29,595	$27,729	$25,951	$23,473	$28,308
Ratios to average net assets:
Net expenses	0.87% (d)	0.82%	0.86%	0.88%	0.80%	0.85%
Gross expenses	0.87% (d)	0.82%	0.86%	0.88%	0.80%	0.85%
Net investment income	0.38% (d)	0.30%	0.56%	0.74%	0.81%	0.75%
Portfolio turnover rate	15%	32%	38%	31%	41%	80%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
8	Financial Highlights

State Street U.S. Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Assets
Investments in securities, at fair value (cost $15,218,987)	$ 21,190,288
Short-term affiliated investments, at fair value	552,752
Cash	797
Net cash collateral on deposit with broker for future contracts	15,020
Receivable for investments sold	51,280
Income receivables	17,256
Receivable for fund shares sold	289
Income receivable from affiliated investments	624
Receivable for accumulated variation margin on futures contracts	4,919
Total assets	21,833,225
Liabilities
Payable for investments purchased	6,944
Payable for fund shares redeemed	137
Payable to the Adviser	10,226
Payable for custody, fund accounting and sub-administration fees	8,552
Accrued other expenses	27,228
Total liabilities	53,087

Net Assets	$ 21,780,138
Net Assets Consist of:
Capital paid in	$ 14,411,444
Total distributable earnings (loss)	7,368,694
Net Assets	$ 21,780,138
Shares outstanding ($0.01 par value; unlimited shares authorized)	483,363
Net asset value per share	$ 45.06
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	9

State Street U.S. Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2022 (Unaudited)
Investment Income
Income
Dividend	$ 156,731
Income from affiliated investments	1,018
Less: Foreign taxes withheld	(441)
Total income	157,308
Expenses
Advisory and administration fees	69,421
Directors' fees	10,634
Custody, fund accounting and sub-administration fees	10,253
Professional fees	15,298
Printing and shareholder reports	2,767
Other expenses	1,463
Total expenses	109,836
Net investment income	$ 47,472
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 730,284
Futures	(62,728)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(6,466,924)
Futures	(634)
Net realized and unrealized gain (loss) on investments	(5,800,002)
Net Decrease in Net Assets Resulting from Operations	$ (5,752,530)
The accompanying Notes are an integral part of these financial statements.
10	Statement of Operations

State Street U.S. Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 47,472	$ 87,557
Net realized gain (loss) on investments and futures	667,556	4,880,602
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(6,467,558)	1,617,142
Net increase (decrease) from operations	(5,752,530)	6,585,301
Distributions to shareholders:
Total distributions	—	(4,601,794)
Increase (decrease) in assets from operations and distributions	(5,752,530)	1,983,507
Share transactions:
Proceeds from sale of shares	72,937	312,618
Value of distributions reinvested	—	4,601,794
Cost of shares redeemed	(2,135,434)	(5,031,745)
Net increase (decrease) from share transactions	(2,062,497)	(117,333)
Total increase (decrease) in net assets	(7,815,027)	1,866,174
Net Assets
Beginning of period	29,595,165	27,728,991
End of period	$ 21,780,138	$ 29,595,165
Changes in Fund Shares
Shares sold	1,489	5,112
Issued for distributions reinvested	—	80,875
Shares redeemed	(41,429)	(83,113)
Net increase (decrease) in fund shares	(39,940)	2,874
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	11

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2022 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 4,919	$ —	$ 4,919

14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (62,728)	$ —	$ (62,728)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (634)	$ —	$ (634)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 3,761,685	$ 5,712,455
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 16,632,840	$ 6,058,451	$ 943,337	$ 5,115,114
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2022.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and
16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund
Other Information — June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134(toll free).
18	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street U.S. Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Director who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
_________________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
Other Information	19

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
20	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business
Other Information	21

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 10-year periods and was above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and was below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
22	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	23

Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISUSEQSAR

Semi-Annual Report
June 30, 2022
State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Semi-Annual Report
June 30, 2022 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Premier Growth Equity V.I.S. Fund
Fund Information — June 30, 2022 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Premier Growth Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund
Fund Information, continued — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $28,216 (in thousands) as of June 30, 2022 (a)(b)
Top Ten Largest Holdings
as of June 30, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	12.08%
Apple Inc.	10.24%
Amazon.com Inc.	6.92%
Alphabet Inc., Class C	6.35%
Visa Inc., Class A	4.74%
QUALCOMM Inc.	3.27%
Mastercard Inc., Class A	3.19%
UnitedHealth Group Inc.	3.04%
Meta Platforms Inc., Class A	2.36%
salesforce.com Inc.	2.34%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 720.80	$1,020.30
Expenses Paid During Period*	$ 3.88	$ 4.56
*	Expenses are equal to the Fund's annualized expense ratio of 0.91% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.0% †
Apparel Retail - 1.6%
Ross Stores Inc.	6,387	$ 448,559
Application Software - 5.3%
Adobe Inc. (a)	1,204	440,736
salesforce.com Inc. (a)	3,991	658,675
Splunk Inc. (a)	4,569	404,174
		1,503,585
Automobile Manufacturers - 1.0%
Tesla Inc. (a)	404	272,062
Biotechnology - 2.9%
BioMarin Pharmaceutical Inc. (a)	4,718	390,980
Vertex Pharmaceuticals Inc. (a)	1,511	425,785
		816,765
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	834	390,754
Data Processing & Outsourced Services - 10.7%
Fidelity National Information Services Inc.	4,312	395,281
Mastercard Inc., Class A	2,859	901,957
PayPal Holdings Inc. (a)	5,524	385,796
Visa Inc., Class A	6,793	1,337,474
		3,020,508
Financial Exchanges & Data - 1.5%
S&P Global Inc.	1,272	428,740
Healthcare Equipment - 1.7%
Boston Scientific Corp. (a)	12,886	480,261
Home Improvement Retail - 1.9%
Lowe's Companies Inc. (b)	3,028	528,901
Industrial Conglomerates - 1.2%
Honeywell International Inc.	1,944	337,887
Industrial Machinery - 1.9%
Parker-Hannifin Corp.	2,168	533,436
Interactive Media & Services - 11.0%
Alphabet Inc., Class C (a)(b)	819	1,791,522
Alphabet Inc., Class A (a)	298	649,419
	Number of Shares	Fair Value
Meta Platforms Inc., Class A (a)	4,138	$ 667,253
		3,108,194
Internet & Direct Marketing Retail - 7.7%
Amazon.com Inc. (a)	18,373	1,951,396
Chewy Inc., Class A (a)	6,441	223,632
		2,175,028
Investment Banking & Brokerage - 1.5%
The Charles Schwab Corp.	6,546	413,576
Life Sciences Tools & Services - 2.0%
IQVIA Holdings Inc. (a)	2,650	575,024
Managed Healthcare - 3.0%
UnitedHealth Group Inc.	1,670	857,762
Pharmaceuticals - 1.2%
Elanco Animal Health Inc. (a)	17,196	337,558
Regional Banks - 1.4%
First Republic Bank	2,692	388,186
Semiconductor Equipment - 1.8%
Applied Materials Inc.	5,538	503,847
Semiconductors - 6.9%
Advanced Micro Devices Inc. (a)	7,686	587,749
NVIDIA Corp.	2,953	447,645
QUALCOMM Inc.	7,226	923,049
		1,958,443
Soft Drinks - 1.8%
Monster Beverage Corp. (a)	5,519	511,611
Specialized REITs - 2.1%
American Tower Corp.	2,339	597,825
Systems Software - 14.3%
Microsoft Corp.	13,273	3,408,905
ServiceNow Inc. (a)	1,301	618,651
		4,027,556
Technology Hardware, Storage & Peripherals - 10.2%
Apple Inc.	21,125	2,888,210
Trading Companies & Distributors - 1.5%
United Rentals Inc. (a)	1,738	422,178

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Trucking - 0.5%
Lyft Inc., Class A (a)	9,498	$ 126,133
Total Common Stock (Cost $18,040,337)		27,652,589
Short-Term Investments - 2.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (c)(d) (Cost $563,782)	563,782	563,782
Total Investments (Cost $18,604,119)		28,216,371
Liabilities in Excess of Other Assets, net - (0.0)%*		(8,670)
NET ASSETS - 100.0%		$ 28,207,701

Other Information:
The Fund had the following long futures contracts open at June 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	September 2022	1	$ 187,018	$ 189,475	$ 2,457
During the period ended June 30, 2022, the average notional value related to long futures contracts was $531,155.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 27,652,589	$ —	$ —	$ 27,652,589
Short-Term Investments	563,782	—	—	563,782
Total Investments in Securities	$ 28,216,371	$ —	$ —	$ 28,216,371
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 2,457	$ —	$ —	$ 2,457
Total Other Financial Instruments	$ 2,457	$ —	$ —	$ 2,457

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	820,187	$820,187	$3,086,850	$3,343,255	$—	$—	563,782	$563,782	$1,258
See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						12/12/97
Net asset value, beginning of period	$126.76	$122.96	$100.89	$ 82.51	$ 99.23	$ 86.08
Income/(loss) from investment operations:
Net investment income (loss)(b)	(0.20)	(0.44)	(0.22)	0.03	0.12	0.32
Net realized and unrealized gains/(losses) on investments	(35.19)	31.51	34.12	30.84	(2.88)	24.10
Total income/(loss) from investment operations	(35.39)	31.07	33.90	30.87	(2.76)	24.42
Less distributions from:
Net investment income	—	—	0.04	—	0.15	0.34
Net realized gains	—	27.27	11.79	12.49	13.81	10.93
Total distributions	—	27.27	11.83	12.49	13.96	11.27
Net asset value, end of period	$ 91.37	$126.76	$122.96	$100.89	$ 82.51	$ 99.23
Total Return(c)	(27.92)%	24.97%	33.61%	37.33%	(2.66)%	28.34%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$28,208	$41,961	$39,144	$35,502	$30,369	$36,404
Ratios to average net assets:
Net expenses	0.91% (d)	0.88%	0.89%	0.91%	0.87%	0.85%
Gross expenses	0.91% (d)	0.88%	0.89%	0.91%	0.87%	0.85%
Net investment income (loss)	(0.38)% (d)	(0.32)%	(0.19)%	0.03%	0.11%	0.31%
Portfolio turnover rate	12%	30%	22%	22%	27%	21%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	7

State Street Premier Growth Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Assets
Investments in securities, at fair value (cost $18,040,337)	$ 27,652,589
Short-term affiliated investments, at fair value	563,782
Net cash collateral on deposit with broker for future contracts	7,469
Receivable for investments sold	121,459
Income receivables	3,542
Receivable for fund shares sold	113
Income receivable from affiliated investments	550
Receivable for accumulated variation margin on futures contracts	2,459
Total assets	28,351,963
Liabilities
Payable for investments purchased	85,167
Payable for fund shares redeemed	3,946
Payable to the Adviser	14,772
Payable for custody, fund accounting and sub-administration fees	9,269
Accrued other expenses	31,108
Total liabilities	144,262

Net Assets	$ 28,207,701
Net Assets Consist of:
Capital paid in	$ 15,951,789
Total distributable earnings (loss)	12,255,912
Net Assets	$ 28,207,701
Shares outstanding ($0.01 par value; unlimited shares authorized)	308,727
Net asset value per share	$ 91.37
The accompanying Notes are an integral part of these financial statements.
8	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2022 (Unaudited)
Investment Income
Income
Dividend	$ 90,720
Income from affiliated investments	1,258
Total income	91,978
Expenses
Advisory and administration fees	111,311
Directors' fees	10,662
Custody, fund accounting and sub-administration fees	10,894
Professional fees	17,410
Printing and shareholder reports	4,032
Other expenses	2,173
Total expenses	156,482
Net investment income	$ (64,504)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 1,164,830
Futures	(74,748)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(12,352,549)
Futures	(5,851)
Net realized and unrealized gain (loss) on investments	(11,268,318)
Net Decrease in Net Assets Resulting from Operations	$ (11,332,822)
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	9

State Street Premier Growth Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (64,504)	$ (128,356)
Net realized gain (loss) on investments and futures	1,090,082	8,400,974
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(12,358,400)	656,109
Net increase (decrease) from operations	(11,332,822)	8,928,727
Distributions to shareholders:
Total distributions	—	(7,449,942)
Increase (decrease) in assets from operations and distributions	(11,332,822)	1,478,785
Share transactions:
Proceeds from sale of shares	133,556	621,030
Value of distributions reinvested	—	7,449,942
Cost of shares redeemed	(2,554,018)	(6,732,576)
Net increase (decrease) from share transactions	(2,420,462)	1,338,396
Total increase (decrease) in net assets	(13,753,284)	2,817,181
Net Assets
Beginning of period	41,960,985	39,143,804
End of period	$ 28,207,701	$ 41,960,985
Changes in Fund Shares
Shares sold	1,297	4,534
Issued for distributions reinvested	—	57,976
Shares redeemed	(23,602)	(49,819)
Net increase (decrease) in fund shares	(22,305)	12,691
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
10	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2022 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the "Fund"), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 2,459	$ —	$ 2,459

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (74,748)	$ —	$ (74,748)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (5,851)	$ —	$ (5,851)
Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedule of Investments.
5.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 4,021,329	$ 6,258,681
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 18,809,440	$ 11,828,458	$ 2,419,070	$ 9,409,388
14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2022.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Other Information — June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134(toll free).
Other Information	17

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Director Considerations in Approving Continuation of Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Director who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Directors considered, among other things, the following:
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
18	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
Other Information	19

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the
20	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 3-year periods, was below the median of its Performance Universe for the 5-year period, and was equal to the median of its Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 10-year periods and was below its Lipper Index for the 5-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Other Information	21

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISPGEQSAR

Semi-Annual Report
June 30, 2022
State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Semi-Annual Report
June 30, 2022 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Income V.I.S. Fund
Fund Information — June 30, 2022 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Income V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund
Fund Information, continued — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $13,353 (in thousands) as of June 30, 2022 (a)(b)
Quality Ratings
as of June 30, 2022 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	4.97%
Aa / AA	64.22%
A / A	5.33%
Baa / BBB	15.97%
Ba / BB and lower	1.55%
NR / Other	7.96%
100.00%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 884.50	$1,018.70
Expenses Paid During Period*	$ 5.70	$ 6.11
*	Expenses are equal to the Fund's annualized net expense ratio of 1.22% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 104.3% †
U.S. Treasuries - 39.0%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$ 163,000	$ 113,463
1.88%, 02/15/41 - 02/15/51	441,000	339,914
2.25%, 08/15/46 (a)	260,000	209,584
3.00%, 08/15/48 (a)	303,000	286,240
4.75%, 02/15/37 (a)	286,000	345,256
U.S. Treasury Notes
0.25%, 07/31/25 (a)	224,900	206,451
0.63%, 10/15/24	36,000	34,104
0.75%, 12/31/23	437,000	422,712
0.75%, 01/31/28 (a)	491,000	432,464
1.13%, 01/15/25	179,000	170,679
1.25%, 11/30/26	745,000	689,882
1.50%, 02/29/24	83,000	81,045
1.63%, 05/15/31	1,415,000	1,264,214
1.75%, 01/31/29	17,000	15,677
		4,611,685
Agency Mortgage Backed - 30.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	339,207	321,020
4.50%, 06/01/33 - 02/01/35 (a)	2,226	2,298
5.00%, 07/01/35 (a)	17,824	18,751
5.50%, 01/01/38 (a)	18,483	19,753
6.00%, 04/01/29 - 11/01/37 (a)	57,112	61,067
6.50%, 02/01/29 (a)	23	24
6.93%, 06/01/26 (a)(b)	60,000	67,990
7.00%, 12/01/29 - 08/01/36 (a)	14,013	15,190
7.50%, 01/01/30 - 09/01/33 (a)	1,538	1,616
8.00%, 11/01/30 (a)	2,963	3,179
8.50%, 04/01/30 (a)	2,605	3,013
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	511,521	462,030
3.00%, 03/01/50 (a)	59,127	55,609
3.50%, 08/01/45 - 01/01/48 (a)	117,712	114,950
4.00%, 01/01/41 - 01/01/50 (a)	182,840	183,166
4.50%, 07/01/33 - 12/01/48 (a)	80,221	81,831
	Principal Amount	Fair Value
5.00%, 03/01/34 - 08/01/35 (a)	$ 20,124	$ 21,140
5.50%, 12/01/32 - 01/01/39 (a)	68,695	73,254
6.00%, 02/01/33 - 07/01/35 (a)	81,831	87,668
6.50%, 01/01/29 - 08/01/34 (a)	12,519	13,267
7.00%, 10/01/32 - 02/01/34 (a)	4,432	4,704
7.50%, 11/01/22 - 03/01/33 (a)	6,312	6,654
8.00%, 08/01/25 - 10/01/31 (a)	3,781	4,003
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.97%, 04/01/37 (a)(c)	736	738
Federal National Mortgage Assoc. TBA
3.00%, 07/01/52 (d)	241,550	226,783
3.50%, 07/01/52 (d)	241,550	232,652
4.00%, 07/01/52 (d)	207,043	204,406
5.00%, 07/01/52 (d)	845,000	862,432
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	285,572	274,578
3.50%, 08/20/48 (a)	53,128	52,184
4.00%, 01/20/41 - 04/20/43 (a)	50,522	51,452
4.50%, 08/15/33 - 03/20/41 (a)	40,091	41,546
6.00%, 04/15/27 - 04/15/34 (a)	46,925	50,441
6.50%, 03/15/24 - 08/15/34 (a)	18,250	19,497
7.00%, 01/15/28 - 10/15/36 (a)	15,628	16,390
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
1.75%, 12/20/24 (a)(c)	220	216
2.63%, 02/20/23 - 02/20/26 (a)(c)	235	234
		3,655,726
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (c)(e)	287,687	1,258
2.51%, 07/25/29 (a)	55,000	51,896

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.05%, 09/25/28 (a)(c)	$ 31,000	$ 32,041
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (e)	3,240	52
5.50%, 06/15/33 (e)	8,829	1,415
7.50%, 07/15/27 (e)	705	80
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (f)	97	90
8.00%, 02/01/23 - 07/01/24 (e)	119	7
Federal National Mortgage Assoc. REMIC
1.12%, 12/25/42 (c)(e)	15,412	494
5.00%, 09/25/40 (e)	4,918	488
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.38%, 07/25/38 (c)(e)	2,907	319
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
4.93%, 11/25/41 (c)(e)	140,025	20,978
Federal National Mortgage Assoc. STRIPS
0.00%, 12/25/34 (f)	7,410	6,133
4.50%, 08/25/35 - 01/25/36 (e)	8,364	1,185
5.00%, 03/25/38 - 05/25/38 (e)	5,042	941
5.50%, 12/25/33 (e)	2,332	447
6.00%, 01/25/35 (e)	4,169	736
7.50%, 11/25/23 (e)	327	10
8.00%, 08/25/23 - 07/25/24 (e)	217	12
		118,582
Asset Backed - 0.3%
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	36,418	35,982
		35,982
Corporate Notes - 25.9%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,572
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	7,000	6,185
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	6,046
	Principal Amount	Fair Value
4.90%, 11/30/46 (a)	$ 8,000	$ 8,408
AbbVie Inc.
2.60%, 11/21/24 (a)	7,000	6,782
2.95%, 11/21/26 (a)	5,000	4,739
3.20%, 05/14/26 - 11/21/29 (a)	12,000	11,206
3.25%, 10/01/22 (a)	6,000	6,000
4.05%, 11/21/39 (a)	3,000	2,674
4.25%, 11/21/49 (a)	5,000	4,432
4.40%, 11/06/42	2,000	1,818
4.63%, 10/01/42 (a)	2,000	1,844
4.88%, 11/14/48 (a)	3,000	2,891
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	7,000	6,374
Advanced Micro Devices Inc.
4.39%, 06/01/52	5,000	4,864
AEP Texas Inc.
3.45%, 05/15/51	8,000	6,157
Aetna Inc.
3.50%, 11/15/24 (a)	4,000	3,957
Aircastle Ltd.
4.25%, 06/15/26 (a)	5,000	4,606
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	5,000	3,761
2.95%, 03/15/34	5,000	4,157
3.55%, 03/15/52	5,000	3,768
4.70%, 07/01/30 (a)	3,000	2,955
Ally Financial Inc.
2.20%, 11/02/28	5,000	4,074
Altria Group Inc.
3.40%, 02/04/41 (a)	6,000	3,987
4.00%, 02/04/61 (a)	2,000	1,320
4.25%, 08/09/42 (a)	2,000	1,470
4.45%, 05/06/50 (a)	3,000	2,155
4.50%, 05/02/43 (a)	3,000	2,223
Amazon.com Inc.
1.50%, 06/03/30 (a)	2,000	1,664
2.50%, 06/03/50 (a)	3,000	2,124
2.70%, 06/03/60 (a)	3,000	2,030
2.88%, 05/12/41	4,000	3,207
3.15%, 08/22/27 (a)	2,000	1,948
3.25%, 05/12/61	5,000	3,812
4.05%, 08/22/47 (a)	3,000	2,813
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	4,911
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	3,000	2,524

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.25%, 03/01/50 (a)	$ 3,000	$ 2,161
American Tower Corp.
1.50%, 01/31/28 (a)	6,000	4,988
2.90%, 01/15/30 (a)	6,000	5,124
3.70%, 10/15/49 (a)	3,000	2,263
3.80%, 08/15/29 (a)	6,000	5,509
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	7,517
Amgen Inc.
2.45%, 02/21/30 (a)	2,000	1,746
3.00%, 01/15/52	4,000	2,846
3.15%, 02/21/40	5,000	3,967
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	7,000	6,719
4.90%, 02/01/46 (a)	8,000	7,545
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	5,000	4,685
4.35%, 06/01/40 (a)	5,000	4,479
4.38%, 04/15/38 (a)	8,000	7,319
4.50%, 06/01/50 (a)	3,000	2,695
4.75%, 04/15/58 (a)	6,000	5,412
5.55%, 01/23/49 (a)	2,000	2,044
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	6,000	4,180
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	6,000	5,003
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (c)(g)	7,000	6,063
Apple Inc.
2.20%, 09/11/29 (a)	5,000	4,500
2.65%, 02/08/51 (a)	5,000	3,695
2.80%, 02/08/61 (a)	2,000	1,432
2.95%, 09/11/49 (a)	3,000	2,360
3.45%, 02/09/45 (a)	6,000	5,228
Applied Materials Inc.
4.35%, 04/01/47 (a)	4,000	3,867
Aptiv PLC
4.40%, 10/01/46 (a)	5,000	3,941
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	3,831
Ares Capital Corp.
2.88%, 06/15/28	5,000	3,978
	Principal Amount	Fair Value
Arthur J Gallagher & Co.
3.50%, 05/20/51	$ 5,000	$ 3,820
Ascension Health
4.85%, 11/15/53 (a)	7,000	7,369
Astrazeneca Finance LLC
1.75%, 05/28/28	8,000	7,057
AstraZeneca PLC
3.00%, 05/28/51	5,000	3,973
4.00%, 01/17/29 (a)	3,000	2,989
4.38%, 08/17/48 (a)	2,000	1,967
AT&T Inc.
2.30%, 06/01/27 (a)	9,000	8,220
2.75%, 06/01/31 (a)	6,000	5,185
3.85%, 06/01/60 (a)	4,000	3,098
4.35%, 03/01/29 (a)	2,000	1,971
4.50%, 05/15/35 (a)	5,000	4,740
4.55%, 03/09/49 (a)	2,000	1,818
4.75%, 05/15/46 (a)	2,000	1,855
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	3,729
6.15%, 04/03/30 (a)	7,000	6,989
Avangrid Inc.
3.15%, 12/01/24 (a)	6,000	5,865
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	8,000	7,150
Bank of America Corp.
4.18%, 11/25/27 (a)	6,000	5,838
4.25%, 10/22/26 (a)	6,000	5,919
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (c)	5,000	4,282
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (c)	6,000	4,278
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	1,937
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(c)	6,000	5,716

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (c)	$ 6,000	$ 5,196
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(c)	6,000	5,122
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(c)	7,000	5,934
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	3,105
BAT Capital Corp.
2.73%, 03/25/31 (a)	4,000	3,151
4.39%, 08/15/37 (a)	5,000	3,974
4.54%, 08/15/47 (a)	2,000	1,470
4.70%, 04/02/27 (a)	5,000	4,888
4.91%, 04/02/30 (a)	4,000	3,715
BAT International Finance PLC
1.67%, 03/25/26 (a)	5,000	4,435
Baxter International Inc.
1.92%, 02/01/27	11,000	9,851
2.27%, 12/01/28	11,000	9,630
3.13%, 12/01/51	3,000	2,183
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	7,000	6,776
4.67%, 06/06/47 (a)	3,000	2,802
4.69%, 12/15/44 (a)	2,000	1,853
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,901
3.70%, 07/15/30 (a)	3,000	2,879
3.80%, 07/15/48 (a)	3,000	2,521
4.25%, 10/15/50 (a)	2,000	1,827
6.13%, 04/01/36 (a)	3,000	3,308
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	2,000	1,443
3.85%, 03/15/52	6,000	5,135
4.25%, 01/15/49 (a)	4,000	3,699
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	8,000	7,640
Biogen Inc.
2.25%, 05/01/30 (a)	3,000	2,460
	Principal Amount	Fair Value
Block Financial LLC
2.50%, 07/15/28	$ 5,000	$ 4,344
3.88%, 08/15/30 (a)	3,000	2,722
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	6,000	5,823
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	4,000	2,911
3.38%, 02/08/61 (a)	5,000	3,705
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	7,000	6,125
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,643
2.35%, 11/13/40 (a)	2,000	1,483
2.95%, 03/15/32	5,000	4,590
3.20%, 06/15/26 (a)	2,000	1,974
3.40%, 07/26/29 (a)	2,000	1,932
4.13%, 06/15/39 (a)	3,000	2,870
4.25%, 10/26/49 (a)	3,000	2,819
4.55%, 02/20/48 (a)	2,000	1,962
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	8,000	6,864
Broadcom Inc.
3.14%, 11/15/35 (g)	3,000	2,292
3.42%, 04/15/33 (a)(g)	4,000	3,307
3.47%, 04/15/34 (g)	2,000	1,622
4.15%, 11/15/30 (a)	2,000	1,834
4.30%, 11/15/32 (a)	4,000	3,639
4.93%, 05/15/37 (g)	1,996	1,793
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,810
Brunswick Corp.
2.40%, 08/18/31	5,000	3,703
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,885
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	4,000	3,683
4.55%, 09/01/44 (a)	7,000	6,732
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	5,000	4,802
4.95%, 06/01/47 (a)	4,000	3,805
Canadian Pacific Railway Co.
1.75%, 12/02/26	5,000	4,527
2.45%, 12/02/31	5,000	4,290

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	$ 7,000	$ 7,080
Capital One Financial Corp.
3.75%, 07/28/26 (a)	7,000	6,698
Cardinal Health Inc.
3.08%, 06/15/24 (a)	4,000	3,934
Carlisle Companies Inc.
2.20%, 03/01/32	7,000	5,479
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,593
3.58%, 04/05/50 (a)	3,000	2,277
Caterpillar Inc.
3.25%, 09/19/49 (a)	5,000	4,110
Cenovus Energy Inc.
2.65%, 01/15/32	5,000	4,141
3.75%, 02/15/52	5,000	3,803
Centene Corp.
3.00%, 10/15/30	3,000	2,487
3.38%, 02/15/30 (a)	14,000	11,873
4.25%, 12/15/27 (a)	23,000	21,476
CenterPoint Energy Inc.
2.65%, 06/01/31	5,000	4,264
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	4,000	2,815
3.70%, 04/01/51 (a)	4,000	2,718
4.80%, 03/01/50 (a)	7,000	5,546
4.91%, 07/23/25 (a)	5,000	5,013
5.05%, 03/30/29 (a)	8,000	7,715
5.75%, 04/01/48 (a)	5,000	4,496
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	7,165
Chevron USA Inc.
3.85%, 01/15/28 (a)	4,000	3,979
3.90%, 11/15/24 (a)	4,000	4,039
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	6,000	5,655
Church & Dwight Company Inc.
2.30%, 12/15/31	5,000	4,219
Cigna Corp.
2.40%, 03/15/30 (a)	3,000	2,576
3.25%, 04/15/25 (a)	7,000	6,867
3.40%, 03/01/27 (a)	5,000	4,808
3.75%, 07/15/23 (a)	2,000	2,002
3.88%, 10/15/47 (a)	2,000	1,647
4.13%, 11/15/25 (a)	5,000	5,013
	Principal Amount	Fair Value
4.38%, 10/15/28 (a)	$ 3,000	$ 2,973
4.80%, 08/15/38 (a)	3,000	2,921
Cintas Corp. No 2
4.00%, 05/01/32	8,000	7,862
Cisco Systems Inc.
5.90%, 02/15/39 (a)	3,000	3,415
Citigroup Inc.
4.45%, 09/29/27 (a)	4,000	3,933
4.65%, 07/23/48 (a)	6,000	5,582
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	6,000	5,236
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(c)	6,000	5,193
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(c)	6,000	4,956
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	1,972
CMS Energy Corp.
4.88%, 03/01/44 (a)	7,000	6,669
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	7,000	6,841
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	7,000	7,787
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	2,120
2.94%, 11/01/56	2,000	1,388
2.99%, 11/01/63	3,000	2,050
3.20%, 07/15/36 (a)	5,000	4,241
3.25%, 11/01/39 (a)	5,000	4,110
3.97%, 11/01/47 (a)	3,000	2,594
4.15%, 10/15/28 (a)	5,000	4,987
CommonSpirit Health
4.35%, 11/01/42	16,000	14,348
Conagra Brands Inc.
5.30%, 11/01/38 (a)	3,000	2,833
5.40%, 11/01/48 (a)	2,000	1,890
ConocoPhillips Co.
4.30%, 11/15/44 (a)	4,000	3,676
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	3,000	2,794
3.88%, 06/15/47 (a)	2,000	1,674

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.95%, 04/01/50 (a)	$ 3,000	$ 2,615
Constellation Brands Inc.
3.15%, 08/01/29 (a)	4,000	3,603
3.70%, 12/06/26 (a)	4,000	3,896
4.50%, 05/09/47 (a)	4,000	3,553
Continental Resources Inc.
2.88%, 04/01/32 (g)	5,000	3,910
3.80%, 06/01/24 (a)	12,000	11,888
4.50%, 04/15/23 (a)	7,000	7,025
Corebridge Financial Inc.
3.90%, 04/05/32 (g)	15,000	13,460
Corning Inc.
4.38%, 11/15/57 (a)	2,000	1,645
Corporate Office Properties LP
2.00%, 01/15/29	5,000	4,032
2.25%, 03/15/26 (a)	5,000	4,530
2.75%, 04/15/31 (a)	3,000	2,434
Crown Castle International Corp.
2.90%, 03/15/27	10,000	9,253
5.20%, 02/15/49 (a)	4,000	3,843
CSL Finance PLC
4.25%, 04/27/32 (g)	6,000	5,867
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	10,000	9,285
CubeSmart LP
2.50%, 02/15/32	5,000	4,061
4.38%, 02/15/29 (a)	5,000	4,822
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	3,833
3.25%, 08/15/29 (a)	3,000	2,740
3.63%, 04/01/27 (a)	3,000	2,922
3.75%, 04/01/30 (a)	3,000	2,806
4.25%, 04/01/50 (a)	3,000	2,579
4.78%, 03/25/38 (a)	3,000	2,840
5.00%, 12/01/24 (a)	6,000	6,129
5.13%, 07/20/45 (a)	2,000	1,931
5.30%, 12/05/43 (a)	4,000	3,971
Danaher Corp.
2.80%, 12/10/51	9,000	6,483
Dell International LLC/EMC Corp.
4.00%, 07/15/24	6,000	5,983
5.45%, 06/15/23	2,000	2,023
6.02%, 06/15/26	3,000	3,112
Devon Energy Corp.
5.00%, 06/15/45 (a)	4,000	3,715
	Principal Amount	Fair Value
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	$ 2,000	$ 1,791
3.25%, 11/15/39 (a)	3,000	2,489
3.40%, 11/15/49 (a)	3,000	2,425
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	4,000	3,484
3.50%, 12/01/29 (a)	3,000	2,749
4.40%, 03/24/51 (a)	3,000	2,565
Digital Realty Trust LP
3.60%, 07/01/29 (a)	8,000	7,249
Discovery Communications LLC
2.95%, 03/20/23 (a)	5,000	4,969
3.95%, 03/20/28 (a)	6,000	5,611
4.95%, 05/15/42 (a)	2,000	1,699
5.00%, 09/20/37 (a)	3,000	2,698
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	3,686
4.13%, 04/03/50 (a)	4,000	3,357
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	6,974
Dominion Energy Inc.
3.07%, 08/15/24 (a)(b)	5,000	4,883
3.38%, 04/01/30 (a)	6,000	5,487
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,727
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	6,621
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,642
Duke Energy Corp.
2.55%, 06/15/31	6,000	4,988
3.30%, 06/15/41	7,000	5,419
3.50%, 06/15/51	7,000	5,280
3.75%, 09/01/46 (a)	5,000	3,943
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (c)	9,000	8,198
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	9,000	8,062
Duke Realty LP
3.05%, 03/01/50 (a)	5,000	3,692
3.25%, 06/30/26 (a)	4,000	3,849
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	7,000	6,498
Eastman Chemical Co.
4.65%, 10/15/44 (a)	4,000	3,469

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Eaton Corp.
3.10%, 09/15/27 (a)	$ 2,000	$ 1,910
Edison International
4.95%, 04/15/25 (a)	8,000	8,027
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	6,000	5,196
Electronic Arts Inc.
1.85%, 02/15/31 (a)	3,000	2,439
Elevance Health Inc.
2.88%, 09/15/29 (a)	3,000	2,704
3.30%, 01/15/23 (a)	6,000	6,000
3.60%, 03/15/51 (a)	3,000	2,431
3.70%, 09/15/49 (a)	3,000	2,484
Emera US Finance LP
2.64%, 06/15/31	8,000	6,628
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,792
2.75%, 10/15/50 (a)	2,000	1,442
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	8,000	6,881
1.78%, 03/17/31 (a)(g)	8,000	6,416
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,994
Enbridge Inc.
1.60%, 10/04/26	7,000	6,235
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	9,000	8,212
Energy Transfer LP
4.50%, 04/15/24 (a)	2,000	2,002
4.95%, 06/15/28 (a)	4,000	3,942
5.30%, 04/01/44 - 04/15/47 (a)	7,000	6,062
5.35%, 05/15/45	4,000	3,499
6.50%, 02/01/42 (a)	4,000	4,010
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (c)	19,000	15,867
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	4,016
Enstar Group Ltd.
3.10%, 09/01/31	5,000	3,964
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	5,057
	Principal Amount	Fair Value
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(c)	$ 5,000	$ 4,201
EOG Resources Inc.
4.95%, 04/15/50 (a)	3,000	3,102
5.10%, 01/15/36 (a)	2,000	2,000
Equinix Inc.
1.25%, 07/15/25 (a)	7,000	6,362
2.15%, 07/15/30 (a)	6,000	4,872
Equinor ASA
3.25%, 11/18/49 (a)	4,000	3,176
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	7,611
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	5,000	3,484
Eversource Energy
3.45%, 01/15/50 (a)	5,000	3,861
Exelon Corp.
4.05%, 04/15/30 (a)	5,000	4,798
4.45%, 04/15/46 (a)	5,000	4,512
4.70%, 04/15/50	4,000	3,731
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	6,000	5,392
3.45%, 04/15/51 (a)	6,000	4,927
FedEx Corp.
4.10%, 02/01/45 (a)	8,000	6,718
Fidelity National Information Services Inc.
1.15%, 03/01/26	4,000	3,549
1.65%, 03/01/28 (a)	3,000	2,563
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	5,696
Fiserv Inc.
3.50%, 07/01/29 (a)	3,000	2,736
4.40%, 07/01/49 (a)	3,000	2,585
Florida Power & Light Co.
2.85%, 04/01/25 (a)	7,000	6,886
4.13%, 02/01/42 (a)	6,000	5,650
Flowers Foods Inc.
2.40%, 03/15/31 (a)	3,000	2,456
Flowserve Corp.
2.80%, 01/15/32	7,000	5,439
Ford Motor Co.
4.35%, 12/08/26 (a)	6,000	5,550
Fox Corp.
3.50%, 04/08/30 (a)	4,000	3,630

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Freeport-McMoRan Inc.
4.25%, 03/01/30	$ 5,000	$ 4,585
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	5,000	4,503
General Dynamics Corp.
4.25%, 04/01/50 (a)	5,000	4,803
General Mills Inc.
3.00%, 02/01/51	5,000	3,629
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,527
5.40%, 04/01/48 (a)	2,000	1,751
6.13%, 10/01/25 (a)	6,000	6,204
6.80%, 10/01/27 (a)	3,000	3,155
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	2,000	1,758
2.35%, 01/08/31 (a)	4,000	3,107
5.25%, 03/01/26 (a)	8,000	8,013
Genuine Parts Co.
2.75%, 02/01/32	3,000	2,484
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	6,000	5,562
3.60%, 03/01/25 (a)(g)	9,000	8,955
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	2,000	1,467
2.80%, 10/01/50 (a)	4,000	2,799
3.50%, 02/01/25 (a)	4,000	3,956
3.65%, 03/01/26 (a)	2,000	1,970
4.15%, 03/01/47 (a)	5,000	4,412
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	7,000	7,030
3.63%, 05/15/25 (a)	6,000	6,016
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	5,000	4,822
Glencore Funding LLC
3.88%, 04/27/51 (g)	4,000	3,004
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	6,000	5,375
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	7,000	6,803
2.60%, 10/15/25 (a)(g)	8,000	7,480
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	3,670
HCA Inc.
3.13%, 03/15/27 (g)	10,000	9,140
3.50%, 09/01/30	5,000	4,264
3.63%, 03/15/32 (g)	5,000	4,220
4.38%, 03/15/42 (g)	5,000	3,968
	Principal Amount	Fair Value
5.38%, 02/01/25	$ 21,000	$ 20,960
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	5,000	4,235
3.20%, 06/01/50 (a)(g)	4,000	3,056
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	5,000	3,878
Helmerich & Payne Inc.
2.90%, 09/29/31	5,000	4,281
Hess Corp.
5.60%, 02/15/41 (a)	2,000	1,949
5.80%, 04/01/47 (a)	2,000	2,002
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,018
Highwoods Realty LP
4.13%, 03/15/28 (a)	5,000	4,781
4.20%, 04/15/29 (a)	6,000	5,612
Honeywell International Inc.
1.75%, 09/01/31	7,000	5,792
2.70%, 08/15/29 (a)	2,000	1,838
Hormel Foods Corp.
1.80%, 06/11/30 (a)	7,000	5,872
Humana Inc.
1.35%, 02/03/27	5,000	4,378
2.15%, 02/03/32	5,000	4,048
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	7,000	5,957
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	8,000	7,133
Indiana Michigan Power Co.
3.25%, 05/01/51	5,000	3,797
Ingredion Inc.
3.90%, 06/01/50 (a)	2,000	1,609
Intel Corp.
2.00%, 08/12/31	6,000	5,025
2.45%, 11/15/29 (a)	8,000	7,136
2.60%, 05/19/26 (a)	6,000	5,806
2.80%, 08/12/41	5,000	3,805
2.88%, 05/11/24 (a)	3,000	2,989
3.10%, 02/15/60 (a)	5,000	3,580
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	2,000	1,566
2.65%, 09/15/40 (a)	2,000	1,464
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	7,806
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	6,000	5,288

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Jabil Inc.
3.95%, 01/12/28 (a)	$ 2,000	$ 1,910
4.25%, 05/15/27	10,000	9,704
John Deere Capital Corp.
2.45%, 01/09/30 (a)	9,000	8,066
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,850
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,623
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(c)	5,000	4,327
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (c)	4,000	3,106
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	1,764
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(c)	4,000	3,373
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(c)	4,000	3,835
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(c)	5,000	4,313
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(c)	4,000	3,907
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(c)	6,000	5,088
	Principal Amount	Fair Value
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(c)	$ 7,000	$ 6,549
Kaiser Foundation Hospitals
3.00%, 06/01/51	5,000	3,739
Kansas City Southern
3.50%, 05/01/50	3,000	2,341
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	2,683
3.80%, 05/01/50 (a)	2,000	1,585
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,695
5.00%, 03/01/43 (a)	2,000	1,750
6.38%, 03/01/41 (a)	4,000	4,005
Kinder Morgan Inc.
1.75%, 11/15/26	10,000	8,870
5.05%, 02/15/46 (a)	8,000	7,149
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,378
4.65%, 11/01/24 (a)	6,000	6,074
Kraft Heinz Foods Co.
5.20%, 07/15/45	4,000	3,709
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	4,000	3,923
Lear Corp.
4.25%, 05/15/29 (a)	5,000	4,627
Leidos Inc.
3.63%, 05/15/25	5,000	4,897
4.38%, 05/15/30	7,000	6,443
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	3,000	2,150
Life Storage LP
2.20%, 10/15/30 (a)	8,000	6,418
Lincoln National Corp.
4.35%, 03/01/48 (a)	5,000	4,236
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	5,000	4,996
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	3,000	2,536
1.70%, 09/15/28	3,000	2,557
1.70%, 10/15/30 (a)	3,000	2,409
3.00%, 10/15/50 (a)	5,000	3,486
4.05%, 05/03/47 (a)	4,000	3,350
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,218

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	$ 3,000	$ 2,529
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,895
McCormick & Company Inc.
1.85%, 02/15/31 (a)	3,000	2,384
3.25%, 11/15/25 (a)	9,000	8,692
McDonald's Corp.
3.60%, 07/01/30 (a)	7,000	6,666
3.63%, 09/01/49 (a)	3,000	2,459
4.88%, 12/09/45 (a)	7,000	6,867
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,006
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	7,000	6,500
Merck & Company Inc.
1.90%, 12/10/28	10,000	8,885
2.45%, 06/24/50 (a)	3,000	2,114
2.75%, 02/10/25 (a)	7,000	6,909
2.75%, 12/10/51	3,000	2,223
4.00%, 03/07/49 (a)	2,000	1,848
MetLife Inc.
4.72%, 12/15/44 (a)	5,000	4,783
Microchip Technology Inc.
2.67%, 09/01/23	8,000	7,866
Micron Technology Inc.
3.37%, 11/01/41	5,000	3,628
3.48%, 11/01/51	3,000	2,079
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	3,857
2.68%, 06/01/60 (a)	3,000	2,156
2.92%, 03/17/52 (a)	7,000	5,526
3.45%, 08/08/36 (a)	3,000	2,833
3.50%, 02/12/35 (a)	3,000	2,882
Mid-America Apartments LP
2.88%, 09/15/51	5,000	3,477
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	3,275
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (c)	6,000	5,275
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (c)	10,000	7,689
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	$ 5,000	$ 3,460
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(c)	7,000	6,260
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,505
Mylan Inc.
5.20%, 04/15/48 (a)	3,000	2,383
National Retail Properties Inc.
4.00%, 11/15/25 (a)	4,000	3,979
Newmont Corp.
4.88%, 03/15/42 (a)	5,000	4,789
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	4,409
NGPL PipeCo LLC
3.25%, 07/15/31 (g)	8,000	6,680
NIKE Inc.
3.38%, 03/27/50 (a)	2,000	1,701
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	4,582
3.95%, 03/30/48 (a)	2,000	1,657
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	3,498
NOV Inc.
3.60%, 12/01/29 (a)	5,000	4,486
Novant Health Inc.
3.32%, 11/01/61	5,000	3,808
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,000	3,528
3.00%, 11/20/25 (a)	3,000	2,960
Nutrien Ltd.
4.90%, 06/01/43 (a)	4,000	3,855
NVIDIA Corp.
2.85%, 04/01/30 (a)	6,000	5,495
3.50%, 04/01/50 (a)	2,000	1,700
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51	5,000	3,503
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,762

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	$ 2,000	$ 1,761
ONEOK Inc.
4.35%, 03/15/29 (a)	4,000	3,761
Oracle Corp.
2.95%, 04/01/30 (a)	7,000	5,975
3.60%, 04/01/50 (a)	4,000	2,792
3.65%, 03/25/41 (a)	5,000	3,726
3.80%, 11/15/37 (a)	3,000	2,334
3.95%, 03/25/51 (a)	5,000	3,671
4.00%, 07/15/46 - 11/15/47 (a)	9,000	6,682
4.10%, 03/25/61 (a)	5,000	3,582
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	5,000	4,734
2.57%, 02/15/30 (a)	3,000	2,594
3.36%, 02/15/50 (a)	3,000	2,258
Owens Corning
4.40%, 01/30/48 (a)	3,000	2,477
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,520
2.50%, 02/01/31 (a)	4,000	3,074
3.00%, 06/15/28	5,000	4,326
3.30%, 08/01/40 (a)	4,000	2,764
3.50%, 08/01/50 (a)	3,000	2,004
4.30%, 03/15/45 (a)	5,000	3,638
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,649
2.90%, 06/15/52	8,000	5,856
6.25%, 10/15/37 (a)	2,000	2,241
Paramount Global
2.90%, 01/15/27 (a)	5,000	4,607
3.70%, 06/01/28 (a)	2,000	1,864
5.25%, 04/01/44 (a)	3,000	2,567
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,743
4.50%, 09/15/29	5,000	4,975
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(c)	4,000	3,330
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	6,000	5,691
3.25%, 06/01/50 (a)	2,000	1,510
PepsiCo Inc.
1.63%, 05/01/30 (a)	3,000	2,544
2.75%, 10/21/51	7,000	5,380
	Principal Amount	Fair Value
Petroleos Mexicanos
5.35%, 02/12/28 (a)	$ 10,000	$ 7,925
6.70%, 02/16/32	10,000	7,624
7.69%, 01/23/50 (a)	10,000	6,707
Pfizer Inc.
2.70%, 05/28/50 (a)	6,000	4,590
3.45%, 03/15/29 (a)	2,000	1,945
3.60%, 09/15/28 (a)	5,000	4,973
3.90%, 03/15/39 (a)	3,000	2,830
4.40%, 05/15/44 (a)	2,000	1,960
Philip Morris International Inc.
1.50%, 05/01/25 (a)	4,000	3,743
2.10%, 05/01/30 (a)	3,000	2,451
4.13%, 03/04/43 (a)	2,000	1,611
Phillips 66 Co.
2.15%, 12/15/30 (a)	8,000	6,531
3.15%, 12/15/29 (g)	8,000	7,167
3.30%, 03/15/52	5,000	3,729
3.75%, 03/01/28 (g)	3,000	2,851
4.68%, 02/15/45 (g)	4,000	3,682
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,049
2.15%, 01/15/31 (a)	5,000	4,120
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,647
Precision Castparts Corp.
4.38%, 06/15/45 (a)	6,000	5,726
Prospect Capital Corp.
3.36%, 11/15/26	7,000	5,941
Prudential Financial Inc.
3.94%, 12/07/49 (a)	5,000	4,308
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	7,000	6,819
Public Service Company of Colorado
3.70%, 06/15/28 (a)	5,000	4,923
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	7,914
PVH Corp.
4.63%, 07/10/25 (a)	7,000	6,988
QUALCOMM Inc.
1.30%, 05/20/28 (a)	3,000	2,598
4.30%, 05/20/47 (a)	3,000	2,875

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Quanta Services Inc.
2.35%, 01/15/32	$ 5,000	$ 3,853
3.05%, 10/01/41	5,000	3,469
Raytheon Technologies Corp.
1.90%, 09/01/31	7,000	5,734
2.82%, 09/01/51	5,000	3,571
3.95%, 08/16/25 (a)	2,000	2,008
4.15%, 05/15/45 (a)	3,000	2,666
4.45%, 11/16/38 (a)	2,000	1,924
Realty Income Corp.
2.85%, 12/15/32	5,000	4,285
3.00%, 01/15/27 (a)	5,000	4,734
3.25%, 01/15/31 (a)	5,000	4,553
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	6,000	4,813
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	3,985
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	3,688
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	2,000	1,851
Rogers Communications Inc.
5.00%, 03/15/44 (a)	2,000	1,858
Roper Technologies Inc.
2.95%, 09/15/29 (a)	2,000	1,762
Ross Stores Inc.
4.70%, 04/15/27 (a)	3,000	3,017
Royalty Pharma PLC
0.75%, 09/02/23	5,000	4,814
1.20%, 09/02/25	5,000	4,480
1.75%, 09/02/27	3,000	2,559
2.15%, 09/02/31	5,000	3,904
2.20%, 09/02/30	3,000	2,421
RPM International Inc.
3.75%, 03/15/27 (a)	2,000	1,919
Ryder System Inc.
2.90%, 12/01/26 (a)	7,000	6,522
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	2,000	1,923
4.50%, 05/15/30 (a)	3,000	2,882
5.00%, 03/15/27 (a)	2,000	2,008
5.88%, 06/30/26 (a)	7,000	7,232
Salesforce Inc.
1.95%, 07/15/31	8,000	6,799
2.70%, 07/15/41	5,000	3,871
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	4,000	3,783
	Principal Amount	Fair Value
Sealed Air Corp.
1.57%, 10/15/26 (g)	$ 12,000	$ 10,443
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	3,000	2,845
Sempra Energy
3.80%, 02/01/38 (a)	2,000	1,687
4.00%, 02/01/48 (a)	4,000	3,313
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (c)	7,000	5,621
Shell International Finance BV
3.75%, 09/12/46 (a)	6,000	5,099
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	1,978
3.20%, 09/23/26 (a)	3,000	2,881
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	3,790
Sonoco Products Co.
2.85%, 02/01/32	5,000	4,180
Southern California Edison Co.
4.00%, 04/01/47 (a)	9,000	7,300
4.20%, 03/01/29 (a)	8,000	7,704
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	4,000	3,267
4.40%, 05/30/47 (a)	2,000	1,746
Southwest Airlines Co.
2.63%, 02/10/30 (a)	7,000	5,905
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	4,683
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,906
4.50%, 03/15/45 (a)	3,000	2,608
Spirit Realty LP
4.00%, 07/15/29 (a)	8,000	7,281
Stanley Black & Decker Inc.
3.00%, 05/15/32	5,000	4,415
Starbucks Corp.
4.00%, 11/15/28 (a)	4,000	3,909
Stryker Corp.
1.95%, 06/15/30 (a)	7,000	5,822
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	2,559
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	1,905

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Take-Two Interactive Software Inc.
3.70%, 04/14/27	$ 15,000	$ 14,554
4.00%, 04/14/32	5,000	4,694
Tampa Electric Co.
2.40%, 03/15/31 (a)	8,000	6,910
3.45%, 03/15/51	5,000	3,976
4.35%, 05/15/44 (a)	6,000	5,476
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	10,000	9,553
Target Corp.
2.50%, 04/15/26 (a)	3,000	2,879
Teck Resources Ltd.
5.40%, 02/01/43 (a)	2,000	1,871
Texas Instruments Inc.
3.88%, 03/15/39 (a)	4,000	3,766
The Allstate Corp.
4.20%, 12/15/46 (a)	3,000	2,730
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	9,000	7,992
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(c)	5,000	4,350
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(c)	8,000	6,992
The Boeing Co.
2.70%, 02/01/27 (a)	6,000	5,340
2.95%, 02/01/30 (a)	6,000	4,979
3.25%, 03/01/28 (a)	3,000	2,694
3.75%, 02/01/50 (a)	2,000	1,410
5.04%, 05/01/27 (a)	7,000	6,915
5.15%, 05/01/30 (a)	7,000	6,716
5.81%, 05/01/50 (a)	5,000	4,604
The Charles Schwab Corp.
2.45%, 03/03/27	5,000	4,666
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (c)	8,000	6,188
	Principal Amount	Fair Value
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	$ 6,000	$ 5,922
The Clorox Co.
1.80%, 05/15/30 (a)	6,000	4,906
The Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,238
2.75%, 06/01/60 (a)	3,000	2,160
The Dow Chemical Co.
2.10%, 11/15/30 (a)	7,000	5,766
3.60%, 11/15/50 (a)	3,000	2,290
4.25%, 10/01/34 (a)	3,000	2,844
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	3,000	2,670
The George Washington University
4.13%, 09/15/48	8,000	7,339
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	12,000	11,640
3.85%, 01/26/27 (a)	6,000	5,805
4.25%, 10/21/25 (a)	2,000	1,988
5.15%, 05/22/45 (a)	5,000	4,758
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (c)	5,000	4,047
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (c)	5,000	3,646
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (c)	5,000	3,815
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(c)	4,000	3,771
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,747

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(c)	$ 4,000	$ 3,839
The Hartford Financial Services Group Inc. (3.54% fixed rate until 07/01/22; 2.13% + 3 month USD LIBOR thereafter)
3.54%, 02/12/67 (a)(c)(g)	6,000	4,779
The Home Depot Inc.
2.70%, 04/15/30 (a)	2,000	1,815
3.35%, 04/15/50 (a)	3,000	2,431
3.50%, 09/15/56 (a)	5,000	4,082
3.90%, 12/06/28 (a)	4,000	4,002
4.50%, 12/06/48 (a)	2,000	1,951
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	8,000	6,052
The Progressive Corp.
2.50%, 03/15/27	5,000	4,718
3.00%, 03/15/32	5,000	4,507
The Toronto-Dominion Bank
3.20%, 03/10/32	11,000	9,813
4.46%, 06/08/32	5,000	4,944
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	8,000	7,699
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	4,000	2,781
The Walt Disney Co.
2.65%, 01/13/31 (a)	6,000	5,282
3.38%, 11/15/26 (a)	3,000	2,931
3.60%, 01/13/51 (a)	2,000	1,670
4.75%, 11/15/46 (a)	2,000	1,959
6.65%, 11/15/37 (a)	4,000	4,766
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	2,869
4.85%, 03/01/48 (a)	5,000	4,528
4.90%, 01/15/45 (a)	4,000	3,579
5.40%, 03/04/44 (a)	2,000	1,906
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	5,000	3,921
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	3,004
T-Mobile USA Inc.
3.50%, 04/15/25	7,000	6,854
	Principal Amount	Fair Value
3.75%, 04/15/27	$ 6,000	$ 5,772
3.88%, 04/15/30	9,000	8,403
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	5,000	4,765
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	7,000	6,905
3.80%, 03/21/29 (a)	4,000	3,754
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	7,000	6,810
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	9,000	8,468
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	4,000	3,883
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(c)	9,000	8,059
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	3,628
Tyco Electronics Group S.A.
3.13%, 08/15/27	3,000	2,880
Tyson Foods Inc.
4.00%, 03/01/26 (a)	5,000	4,952
UDR Inc.
2.10%, 08/01/32 (a)	5,000	3,899
3.00%, 08/15/31 (a)	5,000	4,272
Union Pacific Corp.
3.55%, 05/20/61	4,000	3,156
3.80%, 04/06/71	5,000	4,013
4.10%, 09/15/67 (a)	5,000	4,258
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	8,000	6,857
4.20%, 05/15/32	5,000	5,001
4.45%, 12/15/48 (a)	4,000	3,832
4.75%, 07/15/45 (a)	6,000	6,049
4.75%, 05/15/52	4,000	4,001
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	2,000	1,886
Valero Energy Corp.
2.85%, 04/15/25 (a)	2,000	1,934
4.00%, 04/01/29 (a)	2,000	1,888
Ventas Realty LP
3.25%, 10/15/26 (a)	7,000	6,609

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Verizon Communications Inc.
2.10%, 03/22/28 (a)	$ 8,000	$ 7,106
2.36%, 03/15/32	8,000	6,636
3.00%, 03/22/27 (a)	4,000	3,802
3.40%, 03/22/41 (a)	4,000	3,255
3.55%, 03/22/51 (a)	3,000	2,405
3.70%, 03/22/61 (a)	3,000	2,356
4.40%, 11/01/34 (a)	5,000	4,798
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	4,414
Visa Inc.
2.70%, 04/15/40 (a)	4,000	3,229
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	6,000	5,791
Vodafone Group PLC
4.38%, 05/30/28 (a)	5,000	4,972
5.25%, 05/30/48 (a)	2,000	1,902
Vontier Corp.
2.40%, 04/01/28	8,000	6,596
2.95%, 04/01/31	6,000	4,676
Vornado Realty LP
2.15%, 06/01/26	4,000	3,559
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,968
Walmart Inc.
1.80%, 09/22/31	5,000	4,251
2.50%, 09/22/41	5,000	3,874
Waste Connections Inc.
2.20%, 01/15/32	5,000	4,100
2.95%, 01/15/52	5,000	3,582
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	2,000	1,963
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,000	6,768
4.75%, 12/07/46 (a)	2,000	1,824
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	8,000	7,500
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,792
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	7,000	5,456
	Principal Amount	Fair Value
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (c)	$ 7,000	$ 6,815
Westlake Corp.
2.88%, 08/15/41	3,000	2,125
3.13%, 08/15/51	3,000	2,092
3.38%, 08/15/61	2,000	1,351
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	7,000	6,634
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	5,000	4,574
Weyerhaeuser Co.
4.00%, 03/09/52	5,000	4,102
Willis North America Inc.
3.88%, 09/15/49 (a)	4,000	3,117
Workday Inc.
3.50%, 04/01/27	5,000	4,790
3.70%, 04/01/29	10,000	9,373
WPP Finance 2010
3.75%, 09/19/24 (a)	8,000	7,820
Xcel Energy Inc.
3.40%, 06/01/30 (a)	3,000	2,759
Yamana Gold Inc.
2.63%, 08/15/31	6,000	4,823
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	2,830
3.90%, 08/20/28 (a)	4,000	3,877
		3,070,739
Non-Agency Collateralized Mortgage Obligations - 6.1%
BANK 2017-BNK7
3.18%, 09/15/60 (a)	158,000	149,878
BANK 2018-BNK15
4.41%, 11/15/61 (a)(c)	66,000	66,461
BPR Trust 2022-OANA 1.90% + 1 month USD LIBOR
3.18%, 04/15/37 (c)(g)	24,770	24,236
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	34,000	30,997
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	63,000	57,340

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(c)	$ 31,273	$ 30,037
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(c)	25,000	24,922
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (a)(c)	25,000	20,610
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(c)	25,000	24,067
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	105,000	94,626
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	56,000	51,382
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (a)(c)	15,000	14,862
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.81%, 11/15/48 (a)(c)	20,000	15,725
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (e)	723	8
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%, 03/15/48 (a)(c)(e)	326,257	5,573
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	28,250	24,185
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	25,000	24,912
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(c)	58,000	57,497
		717,318
Sovereign Bonds - 0.5%
Government of Mexico
4.75%, 03/08/44 (a)	20,000	16,567
Government of Peru
1.86%, 12/01/32 (a)	10,000	7,617
2.78%, 12/01/60 (a)	15,000	9,282
5.63%, 11/18/50 (a)	11,000	11,419
	Principal Amount	Fair Value
Government of Uruguay
5.10%, 06/18/50 (a)	$ 14,040	$ 14,064
		58,949
Municipal Bonds and Notes - 0.6%
American Municipal Power Inc.
6.27%, 02/15/50	15,000	17,327
Board of Regents of the University of Texas System
3.35%, 08/15/47	10,000	8,689
Port Authority of New York & New Jersey
4.46%, 10/01/62	25,000	24,308
State of California
4.60%, 04/01/38	15,000	15,167
State of Illinois
5.10%, 06/01/33	10,000	10,061
		75,552
Total Bonds and Notes (Cost $13,409,998)		12,344,533
	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $23,300) (c)	932	22,126
Total Investments in Securities (Cost $13,433,298)		12,366,659
Short-Term Investments - 8.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (a)(h)(i) (Cost $986,817)	986,817	986,817
Total Investments (Cost $14,420,115)		13,353,476
Liabilities in Excess of Other Assets, net - (12.8)%		(1,517,631)
NET ASSETS - 100.0%		$ 11,835,845

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$278	1.00%/ Quarterly	12/20/26	$ (538)	$(4,961)	$ 4,423
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	148	5.00%/ Quarterly	06/20/27	(4,487)	5,476	(9,963)
							$(5,540)
The Fund had the following long futures contracts open at June 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2022	7	$ 1,474,105	$ 1,470,109	$ (3,996)
The Fund had the following short futures contracts open at June 30, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2022	1	$ (141,327)	$ (138,625)	$ 2,702
10 Yr. U.S. Treasury Notes Futures	September 2022	3	(354,687)	(355,594)	(907)
10 Yr. U.S. Treasury Ultra Futures	September 2022	4	(518,742)	(509,499)	9,243
					$ 11,038
During the fiscal year ended June 30, 2022, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$1,849,578	$973,482	$496,569
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Step coupon bond.

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to $251,971 or 2.13% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 4,611,685	$ —	$ 4,611,685
Agency Mortgage Backed	—	3,655,726	—	3,655,726
Agency Collateralized Mortgage Obligations	—	118,582	—	118,582
Asset Backed	—	35,982	—	35,982
Corporate Notes	—	3,070,739	—	3,070,739
Non-Agency Collateralized Mortgage Obligations	—	717,318	—	717,318
Sovereign Bonds	—	58,949	—	58,949
Municipal Bonds and Notes	—	75,552	—	75,552
Preferred Stock	22,126	—	—	22,126
Short-Term Investments	986,817	—	—	986,817
Total Investments in Securities	$ 1,008,943	$ 12,344,533	$ —	$ 13,353,476
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 4,423	$ —	$ 4,423
Credit Default Swap Contracts - Unrealized Depreciation	—	(9,963)	—	(9,963)
Long Futures Contracts - Unrealized Depreciation	(3,996)	—	—	(3,996)
Short Futures Contracts - Unrealized Appreciation	11,945	—	—	11,945
Short Futures Contracts - Unrealized Depreciation	(907)	—	—	(907)
Total Other Financial Instruments	$ 7,042	$ (5,540)	$ —	$ 1,502

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,652,318	$1,652,318	$3,205,649	$3,871,150	$—	$—	986,817	$986,817	$1,875
See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						1/3/95
Net asset value, beginning of period	$ 11.86	$ 12.48	$ 12.00	$ 11.07	$ 11.49	$ 11.37
Income/(loss) from investment operations:
Net investment income(b)	0.07	0.12	0.19	0.24	0.25	0.19
Net realized and unrealized gains/(losses) on investments	(1.43)	(0.35)	0.65	0.71	(0.41)	0.18
Total income/(loss) from investment operations	(1.36)	(0.23)	0.84	0.95	(0.16)	0.37
Less distributions from:
Net investment income	—	0.28	0.32	0.02	0.26	0.25
Net realized gains	—	0.11	0.04	—	—	—
Total distributions	—	0.39	0.36	0.02	0.26	0.25
Net asset value, end of period	$ 10.50	$ 11.86	$ 12.48	$ 12.00	$ 11.07	$ 11.49
Total Return(c)	(11.55)%	(1.81)%	7.03%	8.62%	(1.42)%	3.25%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11,836	$14,766	$17,435	$17,112	$18,685	$21,847
Ratios to average net assets:
Net expenses	1.22% (d)	1.06%	1.06%	1.06%	1.00%	1.36%
Gross expenses	1.22% (d)	1.06%	1.06%	1.06%	1.00%	1.36%
Net investment income	1.36% (d)	1.01%	1.50%	2.05%	2.25%	1.62%
Portfolio turnover rate	36% (e)	81% (e)	120% (e)	90%	182%	255%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/22 and fiscal years ended 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 82%, 183% and 277%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	23

State Street Income V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Assets
Investments in securities, at fair value (cost $13,433,298)	$ 12,366,659
Short-term affiliated investments, at fair value	986,817
Cash	138
Net cash collateral on deposit with broker for swap contracts	4,610
Receivable for investments sold	787,970
Income receivables	66,073
Income receivable from affiliated investments	868
Receivable for accumulated variation margin on futures contracts	7,037
Total assets	14,220,172
Liabilities
Net cash collateral on futures contracts due to broker	13,618
Payable for investments purchased	2,312,700
Payable for fund shares redeemed	2,886
Payable for accumulated variation margin on swap contracts	4,901
Payable to the Adviser	4,835
Payable for custody, fund accounting and sub-administration fees	16,319
Accrued other expenses	29,068
Total liabilities	2,384,327

Net Assets	$ 11,835,845
Net Assets Consist of:
Capital paid in	$ 12,773,397
Total distributable earnings (loss)	(937,552)
Net Assets	$ 11,835,845
Shares outstanding ($0.01 par value; unlimited shares authorized)	1,127,673
Net asset value per share	$ 10.50
The accompanying Notes are an integral part of these financial statements.
24	Statement of Assets and Liabilities

State Street Income V.I.S. Fund
Statement of Operations — For the period ended June 30, 2022 (Unaudited)
Investment Income
Income
Dividend	$ 682
Interest	161,897
Income from affiliated investments	1,875
Total income	164,454
Expenses
Advisory and administration fees	31,942
Directors' fees	10,603
Custody, fund accounting and sub-administration fees	14,718
Professional fees	17,217
Printing and shareholder reports	2,188
Other expenses	1,367
Total expenses before waivers	78,035
Less: Fees waived by the adviser	(224)
Net expenses	77,811
Net investment income	$ 86,643
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (237,970)
Futures	20,540
Swap contracts	(20,292)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(1,459,516)
Futures	20,457
Swap contracts	(3,897)
Net realized and unrealized gain (loss) on investments	(1,680,678)
Net Decrease in Net Assets Resulting from Operations	$ (1,594,035)
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	25

State Street Income V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 86,643	$ 163,058
Net realized gain (loss) on investments, futures and swap contracts	(237,722)	256,360
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(1,442,956)	(740,908)
Net increase (decrease) from operations	(1,594,035)	(321,490)
Distributions to shareholders:
Total distributions	—	(474,316)
Increase (decrease) in assets from operations and distributions	(1,594,035)	(795,806)
Share transactions:
Proceeds from sale of shares	587,859	295,880
Value of distributions reinvested	—	474,316
Cost of shares redeemed	(1,923,923)	(2,643,394)
Net increase (decrease) from share transactions	(1,336,064)	(1,873,198)
Total increase (decrease) in net assets	(2,930,099)	(2,669,004)
Net Assets
Beginning of period	14,765,944	17,434,948
End of period	$ 11,835,845	$ 14,765,944
Changes in Fund Shares
Shares sold	51,805	24,117
Issued for distributions reinvested	—	40,027
Shares redeemed	(169,597)	(215,390)
Net decrease in fund shares	(117,792)	(151,246)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
26	Statements of Changes in Net Assets

State Street Income V.I.S. Fund
Notes to Financial Statements — June 30, 2022 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
Notes to Financial Statements	27

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
28	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2022, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Notes to Financial Statements	29

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps During the period ended June 30, 2022, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For
30	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 7,037	$ —	$ —	$ —	$ —	$ 7,037

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	$ —	$ —	$ (4,901)	$ —	$ —	$ (4,901)

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 20,540	$ —	$ —	$ —	$ —	$ 20,540
Swap Contracts	—	—	(20,292)	—	—	(20,292)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 20,457	$ —	$ —	$ —	$ —	$ 20,457
Swap Contracts	—	—	(3,897)	—	—	(3,897)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until May 1, 2023 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding
Notes to Financial Statements	31

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to May 1, 2023 except with approval of the Board.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2022 were as follows:
U.S. Government Securities
Purchases	Sales
$ 3,924,921	$ 3,441,981
Non-U.S. Government Securities
Purchases	Sales
$ 296,298	$ 952,645
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
32	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 14,580,912	$ 67,084	$ 1,293,018	$ (1,225,934)
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2022.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Notes to Financial Statements	33

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of the Fund. With respect to the Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
34	Notes to Financial Statements

State Street Income V.I.S. Fund
Other Information — June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134(toll free).
Other Information	35

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Income V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Director who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Directors considered, among other things, the following:
__________________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
36	Other Information

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
Other Information	37

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to the evaluation of the portfolio’s quality distribution and sector and interest rate
38	Other Information

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance and also noted the small size of the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect
Other Information	39

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
40	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISINCSAR

Semi-Annual Report
June 30, 2022
State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Semi-Annual Report
June 30, 2022 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street Real Estate Securities V.I.S. Fund
Fund Information — June 30, 2022 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Real Estate Securities V.I.S Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund
Fund Information, continued — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $25,511 (in thousands) as of June 30, 2022 (a)(b)
Top Ten Largest Holdings
as of June 30, 2022 (as a % of Fair Value) (a)(b)
Prologis Inc.	7.09%
Equinix Inc.	5.86%
Public Storage	4.83%
Ventas Inc.	4.27%
AvalonBay Communities Inc.	4.16%
Invitation Homes Inc.	3.95%
Equity Residential	3.89%
Digital Realty Trust Inc.	3.73%
Sun Communities Inc.	3.54%
Life Storage Inc.	3.02%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 804.90	$1,019.30
Expenses Paid During Period*	$ 4.92	$ 5.51
*	Expenses are equal to the Fund's annualized expense ratio of 1.10% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.4% †
Alternate Housing - 10.1%
American Homes 4 Rent, Class A	18,508	$ 655,923
Invitation Homes Inc.	28,270	1,005,847
Sun Communities Inc.	5,670	903,571
		2,565,341
Data Center - 9.6%
Digital Realty Trust Inc.	7,340	952,952
Equinix Inc.	2,274	1,494,064
		2,447,016
Diversified - 0.8%
Veris Residential Inc. (a)	15,042	199,156
Healthcare - 10.8%
CareTrust REIT Inc.	5,430	100,129
Diversified Healthcare Trust	9,054	16,478
Healthpeak Properties Inc.	2,470	63,998
Medical Properties Trust Inc.	27,770	424,048
Omega Healthcare Investors Inc.	3,874	109,208
Sabra Health Care REIT Inc.	17,360	242,519
Ventas Inc.	21,180	1,089,288
Welltower Inc.	8,660	713,151
		2,758,819
Hotel - 3.2%
Apple Hospitality REIT Inc.	10,600	155,502
Park Hotels & Resorts Inc.	11,830	160,533
Ryman Hospitality Properties Inc. (a)	1,554	118,151
Sunstone Hotel Investors Inc. (a)	12,570	124,694
Xenia Hotels & Resorts Inc. (a)	18,200	264,446
		823,326
Industrial - 15.6%
Americold Realty Trust Inc.	13,500	405,540
Duke Realty Corp.	12,860	706,657
EastGroup Properties Inc.	1,100	169,763
First Industrial Realty Trust Inc.	8,988	426,750
Prologis Inc.	15,370	1,808,280
Rexford Industrial Realty Inc.	7,918	455,998
		3,972,988
	Number of Shares	Fair Value
Multifamily - 13.8%
Apartment Investment & Management Co., Class A (a)	6,730	$ 43,072
AvalonBay Communities Inc.	5,460	1,060,605
Equity Residential	13,740	992,303
Mid-America Apartment Communities Inc.	3,990	696,933
UDR Inc.	15,440	710,858
		3,503,771
Net Lease - 8.1%
Agree Realty Corp.	9,100	656,383
Broadstone Net Lease Inc.	14,061	288,391
Four Corners Property Trust Inc.	4,283	113,885
Realty Income Corp.	10,924	745,673
Spirit Realty Capital Inc.	6,790	256,526
		2,060,858
Office - 6.7%
Alexandria Real Estate Equities Inc.	3,350	485,851
Cousins Properties Inc.	10,246	299,491
Empire State Realty Trust Inc., Class A	10,382	72,985
Hudson Pacific Properties Inc.	4,030	59,805
JBG SMITH Properties	11,442	270,489
Kilroy Realty Corp.	9,130	477,773
WeWork Inc., Class A (a)	6,624	33,252
		1,699,646
Regional Malls - 2.5%
Simon Property Group Inc.	6,670	633,116
Self Storage - 9.2%
Extra Space Storage Inc.	2,072	352,488
Life Storage Inc.	6,900	770,454
Public Storage	3,940	1,231,920
		2,354,862
Shopping Centers - 5.2%
Acadia Realty Trust	16,708	260,979
Brixmor Property Group Inc.	29,708	600,399
Federal Realty Investment Trust	1,540	147,440
RPT Realty	21,350	209,870
Urban Edge Properties	7,790	118,486
		1,337,174
Specialty - 3.8%
American Tower Corp.	908	232,076

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Gaming & Leisure Properties Inc.	3,146	$ 144,275
Lamar Advertising Co., Class A	680	59,820
Outfront Media Inc.	11,230	190,348
VICI Properties Inc.	11,830	352,416
		978,935
Total Common Stock (REITs) (Cost $26,161,170)		25,335,008
Short-Term Investments - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (b)(c) (Cost $176,046)	176,046	176,046
Total Investments (Cost $26,337,216)		25,511,054
Liabilities in Excess of Other Assets, net - (0.1)%		(32,174)
NET ASSETS - 100.0%		$ 25,478,880
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 25,335,008	$ —	$ —	$ 25,335,008
Short-Term Investments	176,046	—	—	176,046
Total Investments in Securities	$ 25,511,054	$ —	$ —	$ 25,511,054

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	312,731	$312,731	$4,755,564	$4,892,249	$—	$—	176,046	$176,046	$184
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						5/1/95
Net asset value, beginning of period	$ 13.89	$ 12.02	$ 12.92	$ 11.14	$ 12.32	$ 12.37
Income/(loss) from investment operations:
Net investment income(b)	0.11	0.13	0.17	0.25	0.25	0.15
Net realized and unrealized gains/(losses) on investments	(2.82)	4.85	(0.85)	2.65	(0.95)	0.57
Total income/(loss) from investment operations	(2.71)	4.98	(0.68)	2.90	(0.70)	0.72
Less distributions from:
Net investment income	—	0.34	0.06	0.19	0.28	0.22
Net realized gains	—	2.77	0.16	0.93	0.16	0.55
Return of capital	—	—	—	—	0.04	—
Total distributions	—	3.11	0.22	1.12	0.48	0.77
Net asset value, end of period	$ 11.18	$ 13.89	$ 12.02	$ 12.92	$ 11.14	$ 12.32
Total Return(c)	(19.51)%	41.80%	(5.23)%	26.15%	(5.71)%	5.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,479	$45,748	$47,588	$55,266	$50,360	$61,685
Ratios to average net assets:
Net expenses	1.10% (d)	1.04%	1.04%	1.04%	1.05%	1.01%
Gross expenses	1.10% (d)	1.04%	1.04%	1.04%	1.05%	1.01%
Net investment income	1.71% (d)	0.93%	1.49%	1.91%	2.11%	1.16%
Portfolio turnover rate	29%	85%	108%	72%	59%	73%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
6	Financial Highlights

State Street Real Estate Securities V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Assets
Investments in securities, at fair value (cost $26,161,170)	$ 25,335,008
Short-term affiliated investments, at fair value	176,046
Receivable for investments sold	152,733
Income receivables	85,787
Receivable for fund shares sold	177
Income receivable from affiliated investments	76
Total assets	25,749,827
Liabilities
Payable for investments purchased	205,513
Payable for fund shares redeemed	5,109
Payable to the Adviser	18,135
Payable for custody, fund accounting and sub-administration fees	8,913
Accrued other expenses	33,277
Total liabilities	270,947

Net Assets	$ 25,478,880
Net Assets Consist of:
Capital paid in	$ 20,249,579
Total distributable earnings (loss)	5,229,301
Net Assets	$ 25,478,880
Shares outstanding ($0.01 par value, unlimited shares authorized)	2,278,938
Net asset value per share	$ 11.18
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	7

State Street Real Estate Securities V.I.S. Fund
Statement of Operations — For the period ended June 30, 2022 (Unaudited)
Investment Income
Income
Dividend	$ 454,177
Income from affiliated investments	184
Total income	454,361
Expenses
Advisory and administration fees	137,457
Directors' fees	10,664
Custody, fund accounting and sub-administration fees	10,244
Professional fees	15,352
Printing and shareholder reports	2,571
Other expenses	1,555
Total expenses	177,843
Net investment income	$ 276,518
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$ 4,429,954
Increase (decrease) in unrealized appreciation/(depreciation) on investments	(11,914,406)
Net realized and unrealized gain (loss) on investments	(7,484,452)
Net Decrease in Net Assets Resulting from Operations	$ (7,207,934)
The accompanying Notes are an integral part of these financial statements.
8	Statement of Operations

State Street Real Estate Securities V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 276,518	$ 406,577
Net realized gain (loss) on investments	4,429,954	11,695,794
Net increase (decrease) in unrealized appreciation/depreciation on investments	(11,914,406)	4,246,157
Net increase (decrease) from operations	(7,207,934)	16,348,528
Distributions to shareholders:
Total distributions	—	(8,362,555)
Increase (decrease) in assets from operations and distributions	(7,207,934)	7,985,973
Share transactions:
Proceeds from sale of shares	494,744	11,353,657
Value of distributions reinvested	—	8,362,555
Cost of shares redeemed	(13,555,781)	(29,542,653)
Net increase (decrease) from share transactions	(13,061,037)	(9,826,441)
Total increase (decrease) in net assets	(20,268,971)	(1,840,468)
Net Assets
Beginning of period	45,747,851	47,588,319
End of period	$ 25,478,880	$ 45,747,851
Changes in Fund Shares
Shares sold	38,286	725,416
Issued for distributions reinvested	—	612,193
Shares redeemed	(1,053,259)	(2,003,348)
Net decrease in fund shares	(1,014,973)	(665,739)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	9

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements — June 30, 2022 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
10	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts
Notes to Financial Statements	11

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Average Daily Net Assets of the Fund	Management Fee
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedule of Investments.
4.Sub-Advisory Fees
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2022 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 9,514,143	$ 22,117,186
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 26,756,784	$ 997,974	$ 2,243,704	$ (1,245,730)
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2022.
Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
9.Risks
Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Other Information — June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134(toll free).
Other Information	15

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Director Considerations in Approving Continuation of Investment Advisory and Sub-Advisory Agreements Overview of the Contract Review Process1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Real Estate Securities V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and CenterSquare Investment Management LLC (the “Sub-Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Director who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Adviser (“Independent Counsel”) in connection with their consideration of approval of the Agreements. Following the April 6, 2022 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
16	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Adviser;
•	Information about the Adviser’s and the Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and the Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser; and
•	Information regarding the Adviser’s and Sub-Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
Other Information	17

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
○	The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2021;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Adviser with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and
18	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
In connection with their consideration of the services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser to the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods and was above the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 10-year periods and was below the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1- and 3-year periods and was above its Lipper Index for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, if any, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Adviser to the fees charged and services provided to other clients of the Adviser and Sub-Adviser, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
Other Information	19

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Adviser in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Adviser in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under the Sub-Advisory Agreement was negotiated with the Sub-Adviser at arm’s length. In considering the profitability to the Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the profitability of the Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Adviser possess the capability and resources to perform the duties required of them under the Agreements.
20	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2022 (Unaudited)
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	21

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISRESSAR

Semi-Annual Report
June 30, 2022
State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Semi-Annual Report
June 30, 2022 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Total Return V.I.S. Fund
Fund Information — June 30, 2022 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Total Return V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund
Fund Information, continued — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,444,866 (in thousands) as of June 30, 2022 (a)(b)
Top Ten Largest Holdings
as of June 30, 2022 (as a % of Fair Value) (a)(b)
SPDR Portfolio Long Term Treasury ETF	6.95%
SPDR Gold Shares	2.41%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1.86%
Apple Inc.	1.43%
Microsoft Corp.	1.31%
Amazon.com Inc.	0.65%
Alphabet Inc., Class A	0.45%
Alphabet Inc., Class C	0.41%
Tesla Inc.	0.39%
Nestle S.A.	0.37%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account Value June 30, 2022	$ 833.70	$1,021.70
Expenses Paid During Period*	$ 2.82	$ 3.11
Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account Value June 30, 2022	$ 832.50	$1,020.50
Expenses Paid During Period*	$ 3.95	$ 4.36
*	Expenses are equal to the Fund's annualized expense ratio of 0.62% for Class 1 and 0.87% for Class 3 (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 33.4% †
Common Stock - 33.4%
Advertising - 0.0% *
Advantage Solutions Inc. (a)(b)	5,418	$ 20,588
Boston Omaha Corp., Class A (a)(b)	1,095	22,612
Cardlytics Inc. (a)(b)	1,928	43,014
Clear Channel Outdoor Holdings Inc. (a)(b)	19,723	21,104
Integral Ad Science Holding Corp. (a)(b)	2,284	22,680
Loyalty Ventures Inc. (a)(b)	1,168	4,170
Magnite Inc. (a)(b)	7,621	67,674
Omnicom Group Inc.	1,927	122,576
PubMatic Inc., Class A (b)	2,430	38,613
Stagwell Inc. (b)	4,548	24,696
TechTarget Inc. (b)	1,596	104,889
The Interpublic Group of Companies Inc. (a)	3,942	108,523
Thryv Holdings Inc. (b)	1,480	33,137
		634,276
Aerospace & Defense - 0.5%
AAR Corp. (a)(b)	1,907	79,789
Aerojet Rocketdyne Holdings Inc. (a)(b)	4,622	187,653
Aerovironment Inc. (a)(b)	1,353	111,217
AerSale Corp. (a)(b)	1,108	16,077
Archer Aviation Inc., Class A (a)(b)	7,249	22,327
Astra Space Inc. (a)(b)	8,378	10,891
Astronics Corp. (a)(b)	1,827	18,581
Axon Enterprise Inc. (a)(b)	700	65,219
BWX Technologies Inc. (a)	1,000	55,090
Cadre Holdings Inc. (a)	962	18,923
Curtiss-Wright Corp. (a)	400	52,824
Ducommun Inc. (a)(b)	590	25,394
General Dynamics Corp. (a)	2,415	534,319
HEICO Corp. (a)	500	65,560
HEICO Corp., Class A (a)	700	73,766
Hexcel Corp. (a)	800	41,848
Howmet Aerospace Inc. (a)	3,797	119,416
Huntington Ingalls Industries Inc. (a)	400	87,128
Kaman Corp. (a)	1,689	52,781
Kratos Defense & Security Solutions Inc. (a)(b)	7,196	99,880
L3Harris Technologies Inc. (a)	1,880	454,396
Lockheed Martin Corp. (a)	2,356	1,012,986
	Number of Shares	Fair Value
Maxar Technologies Inc. (a)	4,235	$ 110,491
Mercury Systems Inc. (a)(b)	600	38,598
Momentus Inc. (b)	3,174	6,856
Moog Inc., Class A (a)	1,631	129,485
National Presto Industries Inc. (a)	253	16,607
Northrop Grumman Corp.	1,439	688,662
Park Aerospace Corp.	1,457	18,591
Parsons Corp. (b)	1,959	79,183
Raytheon Technologies Corp.	14,586	1,401,860
Redwire Corp. (b)	1,127	3,426
Rocket Lab USA Inc. (b)	12,416	47,057
Spirit AeroSystems Holdings Inc., Class A	1,100	32,230
Terran Orbital Corp. (b)	1,394	6,385
Textron Inc.	1,971	120,369
The Boeing Co. (a)(b)	5,546	758,249
TransDigm Group Inc. (b)	526	282,288
Triumph Group Inc. (b)	3,922	52,123
Vectrus Inc. (b)	616	20,611
Virgin Galactic Holdings Inc. (b)	13,291	80,012
Woodward Inc.	600	55,494
		7,154,642
Agricultural & Farm Machinery - 0.1%
AGCO Corp. (a)	623	61,490
Deere & Co. (a)	2,709	811,264
Hydrofarm Holdings Group Inc. (a)(b)	2,778	9,667
Lindsay Corp. (a)	641	85,138
The Toro Co.	968	73,365
Titan International Inc. (b)	3,107	46,916
		1,087,840
Agricultural Products - 0.1%
Alico Inc. (a)	365	13,005
AppHarvest Inc. (a)(b)	5,079	17,726
Archer-Daniels-Midland Co. (a)	5,572	432,387
Benson Hill Inc. (a)(b)	9,969	27,315
Bunge Ltd. (a)	1,437	130,321
Darling Ingredients Inc. (a)(b)	1,500	89,700
Fresh Del Monte Produce Inc. (a)	1,854	54,749
Ingredion Inc. (a)	644	56,775
Local Bounti Corp. (b)	1,092	3,473
		825,451

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc. (a)(b)	3,439	$ 98,802
Atlas Air Worldwide Holdings Inc. (a)(b)	1,618	99,847
CH Robinson Worldwide Inc. (a)	1,169	118,502
Expeditors International of Washington Inc. (a)	1,701	165,779
FedEx Corp. (a)	2,372	537,756
Forward Air Corp. (a)	1,565	143,917
GXO Logistics Inc. (a)(b)	1,173	50,756
Hub Group Inc., Class A (a)(b)	1,957	138,830
Radiant Logistics Inc. (b)	1,883	13,972
United Parcel Service Inc., Class B	7,392	1,349,336
		2,717,497
Airlines - 0.1%
Alaska Air Group Inc. (a)(b)	1,421	56,911
Allegiant Travel Co. (a)(b)	903	102,120
American Airlines Group Inc. (a)(b)	7,000	88,760
Blade Air Mobility Inc. (a)(b)	3,268	14,575
Delta Air Lines Inc. (a)(b)	6,457	187,059
Frontier Group Holdings Inc. (a)(b)	2,493	23,359
Hawaiian Holdings Inc. (a)(b)	2,792	39,954
JetBlue Airways Corp. (a)(b)	3,200	26,784
Joby Aviation Inc. (a)(b)	14,624	71,804
SkyWest Inc. (b)	2,780	59,075
Southwest Airlines Co. (b)	5,962	215,348
Spirit Airlines Inc. (b)	6,349	151,360
Sun Country Airlines Holdings Inc. (b)	1,766	32,388
United Airlines Holdings Inc. (b)	3,266	115,682
Wheels Up Experience Inc. (b)	9,268	18,073
		1,203,252
Alternative Carriers - 0.1%
Anterix Inc. (a)(b)	630	25,874
Bandwidth Inc., Class A (a)(b)	1,243	23,393
Charge Enterprises Inc. (a)	6,296	30,032
Cogent Communications Holdings Inc. (a)	2,505	152,204
EchoStar Corp., Class A (a)(b)	2,063	39,816
Globalstar Inc. (a)(b)	39,835	48,997
Iridium Communications Inc. (a)(b)	7,417	278,583
	Number of Shares	Fair Value
Liberty Latin America Ltd., Class A (a)(b)	2,881	$ 22,472
Liberty Latin America Ltd., Class C (a)(b)	8,641	67,313
Lumen Technologies Inc. (a)	10,154	110,780
		799,464
Aluminum - 0.0% *
Alcoa Corp. (a)	1,858	84,687
Arconic Corp. (a)(b)	6,233	174,836
Century Aluminum Co. (a)(b)	2,803	20,658
Kaiser Aluminum Corp. (a)	885	69,995
United Co. RUSAL International PJSC (b)(c)**	55,670	—
		350,176
Apparel Retail - 0.1%
Abercrombie & Fitch Co., Class A (a)(b)	3,115	52,706
American Eagle Outfitters Inc.	8,978	100,374
Boot Barn Holdings Inc. (a)(b)	1,719	118,456
Burlington Stores Inc. (a)(b)	635	86,506
Caleres Inc. (a)	2,248	58,988
Chico's FAS Inc. (a)(b)	6,598	32,792
Citi Trends Inc. (a)(b)	368	8,703
Designer Brands Inc., Class A (a)	3,379	44,130
Destination XL Group Inc. (a)(b)	3,480	11,797
Express Inc. (b)	3,740	7,330
Foot Locker Inc. (a)	4,838	122,159
Genesco Inc. (a)(b)	791	39,479
Guess? Inc. (a)	2,221	37,868
Ross Stores Inc.	3,485	244,752
Shoe Carnival Inc.	956	20,659
The Buckle Inc. (a)	1,819	50,368
The Cato Corp., Class A (a)	912	10,588
The Children's Place Inc. (a)(b)	753	29,307
The Gap Inc. (a)	1,147	9,451
The TJX Companies Inc.	11,653	650,820
Tilly's Inc., Class A	1,342	9,421
Torrid Holdings Inc. (b)	662	2,860
Urban Outfitters Inc. (b)	3,842	71,692
Victoria's Secret & Co. (b)	739	20,670
Zumiez Inc. (b)	1,063	27,638
		1,869,514
Apparel, Accessories & Luxury Goods - 0.1%
Carter's Inc. (a)	400	28,192

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Columbia Sportswear Co. (a)	200	$ 14,316
Fossil Group Inc. (a)(b)	3,375	17,449
G-III Apparel Group Ltd. (a)(b)	2,708	54,783
Hanesbrands Inc. (a)	3,800	39,102
Kontoor Brands Inc. (a)	3,283	109,554
Movado Group Inc. (a)	849	26,259
Oxford Industries Inc.	901	79,955
PLBY Group Inc. (b)	2,124	13,594
PVH Corp.	800	45,520
Ralph Lauren Corp.	500	44,825
Superior Group of Companies Inc.	828	14,697
Tapestry Inc.	2,674	81,610
Under Armour Inc., Class A (b)	2,700	22,491
Under Armour Inc., Class C (b)	1,400	10,612
VF Corp.	3,300	145,761
		748,720
Application Software - 1.1%
8x8 Inc. (a)(b)	6,220	32,033
ACI Worldwide Inc. (a)(b)	6,667	172,609
Adobe Inc. (a)(b)	4,686	1,715,357
Agilysys Inc. (a)(b)	1,177	55,637
Alarm.com Holdings Inc. (a)(b)	2,801	173,270
Alkami Technology Inc. (a)(b)	2,088	29,002
Altair Engineering Inc., Class A (a)(b)	3,026	158,865
Alteryx Inc., Class A (a)(b)	400	19,368
American Software Inc., Class A (a)	1,707	27,585
Amplitude Inc., Class A (a)(b)	3,256	46,528
ANSYS Inc. (a)(b)	871	208,422
Appfolio Inc., Class A (a)(b)	1,109	100,520
AppLovin Corp., Class A (a)(b)	2,200	75,768
Asana Inc., Class A (a)(b)	4,288	75,383
Aspen Technology Inc. (a)(b)	320	58,778
Autodesk Inc. (a)(b)	2,174	373,841
Avalara Inc. (a)(b)	1,023	72,224
Avaya Holdings Corp. (a)(b)	5,745	12,869
AvePoint Inc. (a)(b)	7,499	32,546
Benefitfocus Inc. (a)(b)	1,198	9,320
Bentley Systems Inc., Class B (a)	1,500	49,950
Bill.com Holdings Inc. (a)(b)	1,092	120,054
Black Knight Inc. (a)(b)	1,424	93,115
Blackbaud Inc. (a)(b)	2,703	156,963
Blackline Inc. (a)(b)	3,216	214,186
Blend Labs Inc., Class A (a)(b)	10,772	25,422
Box Inc., Class A (a)(b)	7,723	194,156
	Number of Shares	Fair Value
BTRS Holdings Inc., Class A (a)(b)	6,108	$ 30,418
C3.ai Inc., Class A (a)(b)	4,094	74,756
Cadence Design Systems Inc. (a)(b)	2,751	412,732
CCC Intelligent Solutions Holdings Inc. (a)(b)	2,000	18,400
CDK Global Inc.	1,300	71,201
Cerence Inc. (a)(b)	2,412	60,855
Ceridian HCM Holding Inc. (a)(b)	1,205	56,731
ChannelAdvisor Corp. (a)(b)	1,584	23,095
Cipher Mining Inc. (a)(b)	2,275	3,117
Citrix Systems Inc. (a)	1,272	123,600
Cleanspark Inc. (a)(b)	2,849	11,168
Clear Secure Inc., Class A (a)(b)	3,623	72,460
Confluent Inc., Class A (a)(b)	1,200	27,888
Consensus Cloud Solutions Inc. (a)(b)	882	38,526
Couchbase Inc. (a)(b)	1,543	25,336
Coupa Software Inc. (a)(b)	759	43,339
CS Disco Inc. (a)(b)	1,367	24,661
Cvent Holding Corp. (a)(b)	4,895	22,615
Datadog Inc., Class A (a)(b)	2,496	237,719
Digimarc Corp. (a)(b)	918	12,980
Digital Turbine Inc. (a)(b)	5,363	93,692
DocuSign Inc. (a)(b)	1,889	108,391
Domo Inc., Class B (a)(b)	1,769	49,178
DoubleVerify Holdings Inc. (a)(b)	600	13,602
Dropbox Inc., Class A (a)(b)	2,300	48,277
Duck Creek Technologies Inc. (a)(b)	4,497	66,780
Dynatrace Inc. (a)(b)	2,200	86,768
E2open Parent Holdings Inc. (a)(b)	11,600	90,248
Ebix Inc. (a)	1,463	24,725
eGain Corp. (a)(b)	1,460	14,235
Elastic N.V. (a)(b)	900	60,903
Enfusion Inc., Class A (a)(b)	1,593	16,264
EngageSmart Inc. (a)(b)	2,032	32,675
Envestnet Inc. (a)(b)	3,201	168,917
Everbridge Inc. (a)(b)	2,305	64,286
EverCommerce Inc. (a)(b)	2,080	18,803
Fair Isaac Corp. (a)(b)	250	100,225
Five9 Inc. (a)(b)	600	54,684
ForgeRock Inc., Class A (a)(b)	1,624	34,786
GTY Technology Holdings Inc. (a)(b)	2,375	14,867

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Guidewire Software Inc. (a)(b)	900	$ 63,891
HubSpot Inc. (a)(b)	458	137,698
Informatica Inc., Class A (a)(b)	400	8,308
Instructure Holdings Inc. (a)(b)	1,073	24,357
Intapp Inc. (a)(b)	1,002	14,669
InterDigital Inc. (a)	1,800	109,440
Intuit Inc. (a)	2,754	1,061,502
Jamf Holding Corp. (a)(b)	800	19,816
Latch Inc. (a)(b)	4,097	4,671
LivePerson Inc. (a)(b)	4,041	57,140
LiveRamp Holdings Inc. (a)(b)	3,906	100,814
Manhattan Associates Inc. (a)(b)	631	72,313
Marathon Digital Holdings Inc. (a)(b)	5,861	31,298
Matterport Inc. (a)(b)	12,747	46,654
MeridianLink Inc. (a)(b)	1,520	25,384
MicroStrategy Inc., Class A (a)(b)	557	91,515
Mitek Systems Inc. (a)(b)	3,007	27,785
Model N Inc. (a)(b)	2,204	56,378
Momentive Global Inc. (a)(b)	7,872	69,274
nCino Inc. (a)(b)	700	21,644
NCR Corp. (b)	1,400	43,554
New Relic Inc. (a)(b)	500	25,025
NextNav Inc. (a)(b)	2,841	6,449
Nutanix Inc., Class A (b)	1,700	24,871
Olo Inc., Class A (b)	5,236	51,679
ON24 Inc. (b)	2,422	22,985
PagerDuty Inc. (b)	4,954	122,760
Palantir Technologies Inc., Class A (b)	18,829	170,779
Paycom Software Inc. (b)	535	149,864
Paycor HCM Inc. (b)	800	20,800
Paylocity Holding Corp. (b)	400	69,768
Pegasystems Inc.	400	19,136
Procore Technologies Inc. (b)	700	31,773
PROS Holdings Inc. (b)	2,449	64,237
PTC Inc. (b)	1,048	111,444
Q2 Holdings Inc. (b)	3,253	125,468
Rimini Street Inc. (b)	3,068	18,439
RingCentral Inc., Class A (b)	900	47,034
Riot Blockchain Inc. (b)	6,818	28,567
Roper Technologies Inc.	1,074	423,854
salesforce.com Inc. (b)	9,621	1,587,850
ShotSpotter Inc. (b)	586	15,769
Smartsheet Inc., Class A (b)	1,400	44,002
Splunk Inc. (b)	1,510	133,575
Sprout Social Inc., Class A (b)	2,676	155,395
SPS Commerce Inc. (b)	2,112	238,762
	Number of Shares	Fair Value
Sumo Logic Inc. (b)	4,895	$ 36,664
Synopsys Inc. (b)	1,444	438,543
The Trade Desk Inc., Class A (b)	4,311	180,588
Tyler Technologies Inc. (b)	404	134,322
Unity Software Inc. (b)	1,998	73,566
Upland Software Inc. (b)	1,549	22,491
UserTesting Inc. (b)	2,755	13,830
Verint Systems Inc. (b)	3,750	158,812
Veritone Inc. (b)	2,013	13,145
Viant Technology Inc., Class A (b)	600	3,048
Vonage Holdings Corp. (b)	14,964	281,922
WM Technology Inc. (b)	4,179	13,749
Workday Inc., Class A (b)	1,910	266,598
Workiva Inc. (b)	2,776	183,188
Yext Inc. (b)	6,997	33,446
Zendesk Inc. (b)	1,106	81,921
Zeta Global Holdings Corp., Class A (b)	1,813	8,195
Zoom Video Communications Inc., Class A (b)	2,474	267,118
		14,867,210
Asset Management & Custody Banks - 0.3%
Affiliated Managers Group Inc. (a)	400	46,640
Ameriprise Financial Inc. (a)	1,067	253,605
Ares Management Corp., Class A (a)	1,422	80,855
Artisan Partners Asset Management Inc., Class A (a)	3,499	124,459
AssetMark Financial Holdings Inc. (a)(b)	1,194	22,411
Associated Capital Group Inc., Class A (a)	100	3,583
BlackRock Inc. (a)	1,488	906,251
Blackstone Inc. (a)	7,012	639,705
Blucora Inc. (a)(b)	2,688	49,620
Blue Owl Capital Inc. (a)	3,800	38,114
Brightsphere Investment Group Inc. (a)	1,772	31,914
Cohen & Steers Inc. (a)	1,479	94,050
Diamond Hill Investment Group Inc. (a)	165	28,651
Federated Hermes Inc. (a)	5,259	167,184
Focus Financial Partners Inc., Class A (a)(b)	3,665	124,830
Franklin Resources Inc. (a)	2,400	55,944

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
GAMCO Investors Inc., Class A (a)	288	$ 6,019
GCM Grosvenor Inc., Class A	3,182	21,797
Hamilton Lane Inc., Class A (a)	2,056	138,122
Invesco Ltd. (a)	3,500	56,455
KKR & Company Inc. (a)	5,605	259,455
Manning & Napier Inc. (a)	924	11,522
Northern Trust Corp.	2,032	196,047
Pzena Investment Management Inc., Class A	914	6,023
Sculptor Capital Management Inc.	1,529	12,767
SEI Investments Co.	1,000	54,020
Silvercrest Asset Management Group Inc., Class A	577	9,469
State Street Corp. (d)	3,661	225,701
StepStone Group Inc., Class A	3,069	79,886
T Rowe Price Group Inc.	2,257	256,418
The Bank of New York Mellon Corp. (a)	7,406	308,904
The Carlyle Group Inc. (a)	1,951	61,769
Victory Capital Holdings Inc., Class A	961	23,160
Virtus Investment Partners Inc.	408	69,776
WisdomTree Investments Inc.	7,431	37,675
		4,502,801
Auto Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings Inc. (a)(b)	6,273	47,236
BorgWarner Inc. (a)	2,286	76,284
Dana Inc. (a)	7,518	105,778
Dorman Products Inc. (a)(b)	1,535	168,405
Fox Factory Holding Corp. (a)(b)	2,470	198,934
Gentex Corp. (a)	2,558	71,547
Gentherm Inc. (a)(b)	1,957	122,136
Holley Inc. (a)(b)	2,994	31,437
LCI Industries (a)	1,447	161,890
Lear Corp. (a)	600	75,534
Luminar Technologies Inc. (a)(b)	13,901	82,433
Modine Manufacturing Co. (a)(b)	2,736	28,810
Motorcar Parts of America Inc. (a)(b)	1,369	17,961
Patrick Industries Inc.	1,270	65,837
QuantumScape Corp. (b)	3,000	25,770
	Number of Shares	Fair Value
Solid Power Inc. (b)	3,305	$ 17,781
Standard Motor Products Inc.	1,157	52,053
Stoneridge Inc. (b)	1,419	24,336
Tenneco Inc., Class A (b)	4,806	82,471
Visteon Corp. (b)	1,620	167,800
XPEL Inc. (b)	1,254	57,596
		1,682,029
Automobile Manufacturers - 0.5%
Canoo Inc. (a)(b)	7,468	13,816
Cenntro Electric Group Ltd. (a)(b)	10,717	16,183
Faraday Future Intelligent Electric Inc. (a)(b)	5,783	15,036
Fisker Inc. (a)(b)	9,144	78,364
Ford Motor Co. (a)	39,191	436,196
General Motors Co. (a)(b)	14,327	455,025
Lordstown Motors Corp., Class A (a)(b)	11,016	17,405
Lucid Group Inc. (a)(b)	5,200	89,232
Rivian Automotive Inc., Class A (b)	1,700	43,758
Tesla Inc. (b)	8,419	5,669,523
Thor Industries Inc.	634	47,379
Winnebago Industries Inc.	1,814	88,088
Workhorse Group Inc. (b)	8,309	21,603
		6,991,608
Automotive Retail - 0.2%
Advance Auto Parts Inc. (a)	598	103,508
America's Car-Mart Inc. (a)(b)	328	32,997
Arko Corp. (a)	4,581	37,381
Asbury Automotive Group Inc. (a)(b)	1,311	222,005
AutoNation Inc. (a)(b)	382	42,692
AutoZone Inc. (a)(b)	196	421,228
Camping World Holdings Inc., Class A (a)	2,565	55,378
CarMax Inc. (a)(b)	1,500	135,720
Carvana Co. (a)(b)	1,013	22,874
EVgo Inc. (a)(b)	3,957	23,782
Group 1 Automotive Inc. (a)	940	159,612
Lithia Motors Inc., Class A (a)	300	82,443
Monro Inc. (a)	1,976	84,731
Murphy USA Inc. (a)	1,322	307,854
OneWater Marine Inc., Class A (b)	586	19,367
O'Reilly Automotive Inc. (b)	635	401,168
Penske Automotive Group Inc.	270	28,266

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Sonic Automotive Inc., Class A	1,323	$ 48,461
TravelCenters of America Inc. (b)	673	23,198
Volta Inc. (b)	7,115	9,249
		2,261,914
Biotechnology - 1.2%
2seventy bio Inc. (a)(b)	2,177	28,736
4D Molecular Therapeutics Inc. (b)	2,000	13,960
Aadi Bioscience Inc. (a)(b)	843	10,386
AbbVie Inc. (a)	17,472	2,676,012
ACADIA Pharmaceuticals Inc. (a)(b)	7,000	98,630
Adagio Therapeutics Inc. (a)(b)	3,022	9,912
Adicet Bio Inc. (a)(b)	1,648	24,061
ADMA Biologics Inc. (a)(b)	10,821	21,426
Aerovate Therapeutics Inc. (a)(b)	437	6,830
Agenus Inc. (a)(b)	15,447	29,967
Agios Pharmaceuticals Inc. (a)(b)	3,339	74,026
Akero Therapeutics Inc. (a)(b)	1,631	15,413
Albireo Pharma Inc. (a)(b)	1,181	23,455
Alector Inc. (a)(b)	3,621	36,789
Allogene Therapeutics Inc. (a)(b)	4,640	52,896
Allovir Inc. (a)(b)	1,229	4,793
Alnylam Pharmaceuticals Inc. (a)(b)	1,181	172,249
Alpine Immune Sciences Inc. (a)(b)	639	5,438
ALX Oncology Holdings Inc. (a)(b)	1,425	11,528
Amgen Inc. (a)	5,329	1,296,546
Amicus Therapeutics Inc. (a)(b)	16,057	172,452
AnaptysBio Inc. (a)(b)	1,244	25,253
Anavex Life Sciences Corp. (a)(b)	3,657	36,607
Anika Therapeutics Inc. (a)(b)	709	15,825
Apellis Pharmaceuticals Inc. (a)(b)	5,294	239,395
Arcellx Inc. (a)(b)	700	12,656
Arcturus Therapeutics Holdings Inc. (a)(b)	1,482	23,327
Arcus Biosciences Inc. (a)(b)	2,990	75,767
Arcutis Biotherapeutics Inc. (a)(b)	2,039	43,451
	Number of Shares	Fair Value
Arrowhead Pharmaceuticals Inc. (a)(b)	5,993	$ 211,014
Atara Biotherapeutics Inc. (a)(b)	5,344	41,630
Aura Biosciences Inc. (a)(b)	1,067	15,119
Avid Bioservices Inc. (a)(b)	3,657	55,806
Avidity Biosciences Inc. (a)(b)	2,846	41,352
Beam Therapeutics Inc. (a)(b)	3,700	143,227
BioCryst Pharmaceuticals Inc. (a)(b)	10,800	114,264
Biogen Inc. (a)(b)	1,392	283,884
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	3,627	528,490
BioMarin Pharmaceutical Inc. (a)(b)	1,789	148,254
Bioxcel Therapeutics Inc. (a)(b)	1,113	14,692
Bluebird Bio Inc. (a)(b)	4,915	20,348
Blueprint Medicines Corp. (a)(b)	3,479	175,724
Bridgebio Pharma Inc. (a)(b)	5,855	53,163
C4 Therapeutics Inc. (a)(b)	2,449	18,465
CareDx Inc. (a)(b)	3,034	65,170
Caribou Biosciences Inc. (a)(b)	2,737	14,862
Catalyst Pharmaceuticals Inc. (a)(b)	5,320	37,293
Celldex Therapeutics Inc. (a)(b)	2,832	76,351
Celularity Inc. (a)	1,284	4,366
Century Therapeutics Inc. (a)(b)	1,172	9,845
Cerevel Therapeutics Holdings Inc. (a)(b)	3,164	83,656
ChemoCentryx Inc. (a)(b)	3,680	91,190
Chimerix Inc. (a)(b)	5,268	10,957
Chinook Therapeutics Inc. (a)(b)	2,543	44,477
Cogent Biosciences Inc. (a)(b)	2,691	24,273
Coherus Biosciences Inc. (a)(b)	4,288	31,045
Contra Aduro Biotech	4,580	595
Crinetics Pharmaceuticals Inc. (a)(b)	3,064	57,144
CTI BioPharma Corp. (a)(b)	5,393	32,196
Cullinan Oncology Inc. (a)(b)	1,756	22,512
Cytokinetics Inc. (a)(b)	4,780	187,806
Day One Biopharmaceuticals Inc. (a)(b)	1,442	25,812

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Deciphera Pharmaceuticals Inc. (a)(b)	2,623	$ 34,492
Denali Therapeutics Inc. (a)(b)	5,737	168,840
Design Therapeutics Inc. (a)(b)	1,973	27,622
Dynavax Technologies Corp. (a)(b)	6,890	86,745
Dyne Therapeutics Inc. (a)(b)	1,844	12,668
Eagle Pharmaceuticals Inc. (a)(b)	629	27,946
Editas Medicine Inc. (a)(b)	4,139	48,964
Eiger BioPharmaceuticals Inc. (a)(b)	2,367	14,912
Emergent BioSolutions Inc. (a)(b)	2,932	91,009
Enanta Pharmaceuticals Inc. (a)(b)	1,202	56,819
Enochian Biosciences Inc. (b)	1,151	2,221
EQRx Inc. (a)(b)	7,961	37,337
Erasca Inc. (a)(b)	4,503	25,082
Exact Sciences Corp. (a)(b)	1,500	59,085
Exelixis Inc. (a)(b)	3,600	74,952
Fate Therapeutics Inc. (a)(b)	4,840	119,935
FibroGen Inc. (a)(b)	5,092	53,772
Foghorn Therapeutics Inc. (a)(b)	1,429	19,434
Forma Therapeutics Holdings Inc. (a)(b)	2,106	14,510
Generation Bio Co. (a)(b)	2,709	17,771
Geron Corp. (a)(b)	20,261	31,405
Gilead Sciences Inc. (a)	12,555	776,025
Global Blood Therapeutics Inc. (a)(b)	3,629	115,947
Gossamer Bio Inc. (a)(b)	3,343	27,981
Halozyme Therapeutics Inc. (a)(b)	7,960	350,240
Heron Therapeutics Inc. (a)(b)	6,491	18,110
HilleVax Inc. (a)(b)	755	8,252
Horizon Therapeutics PLC (a)(b)	2,409	192,142
Humacyte Inc. (a)(b)	1,027	3,297
Icosavax Inc. (a)(b)	1,701	9,747
Ideaya Biosciences Inc. (a)(b)	2,196	30,305
IGM Biosciences Inc. (a)(b)	656	11,828
Imago Biosciences Inc. (a)(b)	1,358	18,184
ImmunityBio Inc. (a)(b)	5,009	18,633
ImmunoGen Inc. (a)(b)	11,856	53,352
Immunovant Inc. (a)(b)	2,941	11,470
Incyte Corp. (a)(b)	1,846	140,241
Inhibrx Inc. (a)(b)	1,959	22,235
	Number of Shares	Fair Value
Inovio Pharmaceuticals Inc. (a)(b)	14,408	$ 24,926
Insmed Inc. (a)(b)	6,943	136,916
Instil Bio Inc. (a)(b)	3,608	16,669
Intellia Therapeutics Inc. (a)(b)	4,391	227,278
Intercept Pharmaceuticals Inc. (a)(b)	1,775	24,513
Ionis Pharmaceuticals Inc. (a)(b)	1,400	51,828
Iovance Biotherapeutics Inc. (a)(b)	8,779	96,920
Ironwood Pharmaceuticals Inc. (a)(b)	8,241	95,019
iTeos Therapeutics Inc. (a)(b)	1,405	28,943
IVERIC bio Inc. (a)(b)	6,803	65,445
Janux Therapeutics Inc. (a)(b)	1,314	16,044
Jounce Therapeutics Inc. (a)(b)	2,453	7,433
KalVista Pharmaceuticals Inc. (a)(b)	1,627	16,010
Karuna Therapeutics Inc. (a)(b)	1,531	193,687
Karyopharm Therapeutics Inc. (a)(b)	3,866	17,436
Keros Therapeutics Inc. (a)(b)	978	27,022
Kezar Life Sciences Inc. (a)(b)	2,649	21,907
Kiniksa Pharmaceuticals Ltd., Class A (a)(b)	2,116	20,504
Kinnate Biopharma Inc. (a)(b)	1,701	21,450
Kodiak Sciences Inc. (a)(b)	2,311	17,656
Kronos Bio Inc. (a)(b)	2,369	8,623
Krystal Biotech Inc. (a)(b)	1,220	80,105
Kura Oncology Inc. (a)(b)	3,784	69,361
Kymera Therapeutics Inc. (a)(b)	2,201	43,338
Legend Biotech Corp. (b)	500	27,500
Lexicon Pharmaceuticals Inc. (a)(b)	3,100	5,766
Ligand Pharmaceuticals Inc. (a)(b)	899	80,209
Lyell Immunopharma Inc. (a)(b)	10,074	65,682
MacroGenics Inc. (a)(b)	4,257	12,558
Madrigal Pharmaceuticals Inc. (a)(b)	741	53,041
MannKind Corp. (a)(b)	13,745	52,368
MeiraGTx Holdings PLC (a)(b)	2,132	16,139
Mersana Therapeutics Inc. (a)(b)	5,102	23,571
MiMedx Group Inc. (a)(b)	5,927	20,567
Mirati Therapeutics Inc. (a)(b)	500	33,565

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Mirum Pharmaceuticals Inc. (a)(b)	925	$ 18,001
Moderna Inc. (a)(b)	3,408	486,833
Monte Rosa Therapeutics Inc. (a)(b)	1,810	17,503
Morphic Holding Inc. (a)(b)	1,498	32,507
Myriad Genetics Inc. (a)(b)	4,720	85,762
Natera Inc. (a)(b)	900	31,896
Neurocrine Biosciences Inc. (a)(b)	1,000	97,480
Nkarta Inc. (b)	1,887	23,248
Novavax Inc. (b)	800	41,144
Nurix Therapeutics Inc. (b)	2,581	32,701
Nuvalent Inc., Class A (b)	930	12,611
Ocugen Inc. (b)	12,462	28,289
Organogenesis Holdings Inc. (b)	4,881	23,819
Outlook Therapeutics Inc. (b)	8,672	8,845
Pardes Biosciences Inc. (b)	1,650	5,066
PepGen Inc. (b)	485	4,816
PMV Pharmaceuticals Inc. (b)	2,144	30,552
Point Biopharma Global Inc. (b)	4,312	29,365
Praxis Precision Medicines Inc. (b)	2,236	5,478
Precigen Inc. (b)	4,200	5,628
Prometheus Biosciences Inc. (b)	1,654	46,692
Protagonist Therapeutics Inc. (b)	3,071	24,292
PTC Therapeutics Inc. (b)	4,090	163,845
Radius Health Inc. (b)	3,341	34,646
Rallybio Corp. (b)	1,391	10,502
RAPT Therapeutics Inc. (b)	1,508	27,521
Recursion Pharmaceuticals Inc., Class A (b)	7,873	64,086
Regeneron Pharmaceuticals Inc. (b)	1,051	621,278
REGENXBIO Inc. (b)	2,338	57,749
Relay Therapeutics Inc. (b)	4,537	75,995
Replimune Group Inc. (b)	1,633	28,545
REVOLUTION Medicines Inc. (b)	3,670	71,528
Rigel Pharmaceuticals Inc. (b)	12,049	13,615
Rocket Pharmaceuticals Inc. (b)	2,548	35,060
Sage Therapeutics Inc. (b)	3,033	97,966
Sana Biotechnology Inc. (b)	5,398	34,709
Sangamo Therapeutics Inc. (b)	6,425	26,599
	Number of Shares	Fair Value
Sarepta Therapeutics Inc. (b)	900	$ 67,464
Seagen Inc. (b)	1,300	230,022
Seres Therapeutics Inc. (b)	3,408	11,689
Sierra Oncology Inc. (b)	862	47,401
Sorrento Therapeutics Inc. (b)	22,137	44,495
SpringWorks Therapeutics Inc. (b)	2,021	49,757
Stoke Therapeutics Inc. (b)	1,356	17,913
Sutro Biopharma Inc. (b)	1,900	9,899
Syndax Pharmaceuticals Inc. (b)	3,013	57,970
Talaris Therapeutics Inc. (b)	1,022	4,609
Tango Therapeutics Inc. (b)	2,715	12,299
Tenaya Therapeutics Inc. (b)	2,015	11,344
TG Therapeutics Inc. (b)	7,088	30,124
Travere Therapeutics Inc. (b)	3,546	85,920
Turning Point Therapeutics Inc. (b)	2,665	200,541
Twist Bioscience Corp. (b)	3,268	114,249
Tyra Biosciences Inc. (b)	583	4,168
Ultragenyx Pharmaceutical Inc. (b)	700	41,762
United Therapeutics Corp. (b)	411	96,848
Vanda Pharmaceuticals Inc. (b)	2,984	32,526
Vaxart Inc. (b)	6,568	22,988
Vaxcyte Inc. (b)	3,069	66,781
VBI Vaccines Inc. (b)	13,691	11,069
Vera Therapeutics Inc. (b)	993	13,515
Veracyte Inc. (b)	4,172	83,023
Vericel Corp. (b)	2,748	69,195
Vertex Pharmaceuticals Inc. (b)	2,481	699,121
Verve Therapeutics Inc. (b)	1,976	30,193
Vir Biotechnology Inc. (b)	4,222	107,534
Viridian Therapeutics Inc. (b)	1,503	17,390
VistaGen Therapeutics Inc. (b)	14,318	12,600
Xencor Inc. (b)	3,342	91,471
Y-mAbs Therapeutics Inc. (b)	2,302	34,829
Zentalis Pharmaceuticals Inc. (b)	2,237	62,860
		17,446,018
Brewers - 0.0% *
Molson Coors Beverage Co., Class B (a)	1,800	98,118
The Boston Beer Company Inc., Class A (a)(b)	114	34,539
		132,657

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Broadcasting - 0.1%
AMC Networks Inc., Class A (a)(b)	1,779	$ 51,805
Audacy Inc. (a)(b)	5,877	5,537
Cumulus Media Inc., Class A (a)(b)	1,076	8,317
Entravision Communications Corp., Class A (a)	4,352	19,845
Fox Corp., Class A (a)	3,400	109,344
Fox Corp., Class B (a)	1,700	50,490
Gray Television Inc. (a)	4,793	80,954
iHeartMedia Inc., Class A (a)(b)	7,019	55,380
Nexstar Media Group Inc., Class A (a)	424	69,061
Paramount Global, Class B	6,004	148,179
Sinclair Broadcast Group Inc., Class A	2,815	57,426
TEGNA Inc.	12,975	272,086
The EW Scripps., Class A (a)(b)	3,171	39,542
Urban One Inc. (b)	699	2,992
		970,958
Building Products - 0.2%
A O Smith Corp. (a)	1,106	60,476
AAON Inc. (a)	2,554	139,858
Advanced Drainage Systems Inc. (a)	700	63,049
American Woodmark Corp. (a)(b)	917	41,274
Apogee Enterprises Inc. (a)	1,494	58,595
Armstrong World Industries Inc. (a)	500	37,480
Builders FirstSource Inc. (a)(b)	1,600	85,920
Carlisle Companies Inc. (a)	500	119,305
Carrier Global Corp. (a)	8,492	302,825
Cornerstone Building Brands Inc. (a)(b)	3,683	90,197
CSW Industrials Inc. (a)	890	91,697
Fortune Brands Home & Security Inc. (a)	1,335	79,940
Gibraltar Industries Inc. (a)(b)	1,959	75,911
Griffon Corp. (a)	2,896	81,175
Hayward Holdings Inc. (a)(b)	1,300	18,707
Insteel Industries Inc. (a)	1,029	34,646
Janus International Group Inc. (a)(b)	4,756	42,947
JELD-WEN Holding Inc. (a)(b)	5,133	74,890
Johnson Controls International PLC (a)	6,995	334,921
	Number of Shares	Fair Value
Lennox International Inc. (a)	300	$ 61,977
Masco Corp. (a)	2,200	111,320
Masonite International Corp. (a)(b)	1,341	103,029
Owens Corning	999	74,236
PGT Innovations Inc. (b)	3,529	58,722
Quanex Building Products Corp.	1,851	42,110
Resideo Technologies Inc. (b)	8,421	163,536
Simpson Manufacturing Company Inc.	2,525	254,040
The AZEK Company Inc. (a)(b)	1,400	23,436
Trex Company Inc. (b)	996	54,202
UFP Industries Inc.	3,545	241,556
View Inc. (b)	4,911	7,956
Zurn Water Solutions Corp.	7,232	197,000
		3,226,933
Cable & Satellite - 0.2%
Altice USA Inc., Class A (a)(b)	2,600	24,050
Cable One Inc. (a)	63	81,227
Charter Communications Inc., Class A (a)(b)	1,141	534,593
Comcast Corp., Class A (a)	43,889	1,722,204
DISH Network Corp., Class A (a)(b)	2,700	48,411
Liberty Broadband Corp., Class A (a)(b)	300	34,065
Liberty Broadband Corp., Class C (a)(b)	1,100	127,204
Liberty Media Corp-Liberty SiriusXM, Class A (a)(b)	1,000	36,040
Liberty Media Corp-Liberty SiriusXM, Class C (a)(b)	1,297	46,757
Sirius XM Holdings Inc.	6,300	38,619
WideOpenWest Inc. (b)	3,207	58,400
		2,751,570
Casinos & Gaming - 0.1%
Accel Entertainment Inc. (a)(b)	3,421	36,331
Bally's Corp. (a)(b)	2,321	45,909
Boyd Gaming Corp. (a)	600	29,850
Caesars Entertainment Inc. (a)(b)	1,959	75,030
Century Casinos Inc. (a)(b)	1,986	14,299
Churchill Downs Inc. (a)	400	76,612
DraftKings Inc., Class A (a)(b)	3,800	44,346
Everi Holdings Inc. (a)(b)	5,117	83,458
Full House Resorts Inc. (a)(b)	2,377	14,452

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Golden Entertainment Inc. (a)(b)	1,191	$ 47,104
Inspired Entertainment Inc. (a)(b)	1,289	11,098
International Game Technology PLC (a)	5,888	109,281
Las Vegas Sands Corp. (a)(b)	3,259	109,470
MGM Resorts International (a)	3,400	98,430
Monarch Casino & Resort Inc. (a)(b)	727	42,653
Penn National Gaming Inc. (b)	1,800	54,756
Red Rock Resorts Inc., Class A	3,157	105,318
Rush Street Interactive Inc. (b)	3,771	17,611
Scientific Games Corp., Class A (a)(b)	5,698	267,749
Wynn Resorts Ltd. (b)	1,370	78,063
		1,361,820
Coal & Consumable Fuels - 0.0% *
Arch Resources Inc. (a)	887	126,921
Centrus Energy Corp., Class A (a)(b)	708	17,523
CONSOL Energy Inc. (a)(b)	1,999	98,711
Energy Fuels Inc. (a)(b)	8,589	42,172
Enviva Inc. (a)	300	17,166
NACCO Industries Inc., Class A (a)	236	8,944
Peabody Energy Corp. (b)	6,856	146,238
Ur-Energy Inc. (b)	13,413	14,218
		471,893
Commercial Printing - 0.0% *
Brady Corp., Class A (a)	2,736	129,249
Deluxe Corp. (a)	2,614	56,645
Ennis Inc. (a)	1,376	27,836
Quad/Graphics Inc. (b)	2,028	5,577
		219,307
Commodity Chemicals - 0.1%
AdvanSix Inc. (a)	1,524	50,963
Cabot Corp. (a)	3,239	206,616
Dow Inc. (a)	7,086	365,708
Hawkins Inc. (a)	1,056	38,048
Koppers Holdings Inc. (a)	1,132	25,628
Kronos Worldwide Inc. (a)	1,195	21,988
LyondellBasell Industries N.V., Class A (a)	2,534	221,624
Olin Corp.	1,590	73,585
Origin Materials Inc. (b)	6,195	31,718
	Number of Shares	Fair Value
PureCycle Technologies Inc. (b)	6,187	$ 45,908
Schweitzer-Mauduit International Inc. (a)	1,908	47,929
Tredegar Corp.	1,905	19,050
Trinseo PLC	2,187	84,112
Valvoline Inc.	1,500	43,245
Westlake Corp.	300	29,406
		1,305,528
Communications Equipment - 0.3%
ADTRAN Inc. (a)	2,984	52,310
Arista Networks Inc. (a)(b)	2,653	248,692
Aviat Networks Inc. (a)(b)	791	19,807
Calix Inc. (a)(b)	3,306	112,867
Cambium Networks Corp. (a)(b)	500	7,325
Casa Systems Inc. (a)(b)	2,059	8,092
Ciena Corp. (a)(b)	1,379	63,020
Cisco Systems Inc. (a)	41,056	1,750,628
Clearfield Inc. (a)(b)	627	38,843
CommScope Holding Company Inc. (a)(b)	11,943	73,091
Comtech Telecommunications Corp. (a)	1,259	11,419
Digi International Inc. (a)(b)	1,920	46,502
DZS Inc. (a)(b)	905	14,724
Extreme Networks Inc. (a)(b)	7,614	67,917
F5 Inc. (a)(b)	600	91,824
Harmonic Inc. (a)(b)	5,515	47,815
Infinera Corp. (a)(b)	11,214	60,107
Inseego Corp. (a)(b)	6,224	11,763
Juniper Networks Inc. (a)	3,055	87,067
Lumentum Holdings Inc. (a)(b)	800	63,536
Motorola Solutions Inc. (a)	1,629	341,438
NETGEAR Inc. (a)(b)	1,578	29,225
NetScout Systems Inc. (a)(b)	4,109	139,090
Ondas Holdings Inc. (b)	1,990	10,726
Plantronics Inc. (b)	2,394	94,994
Ribbon Communications Inc. (b)	5,220	15,869
Ubiquiti Inc.	100	24,821
ViaSat Inc. (b)	900	27,567
Viavi Solutions Inc. (b)	13,403	177,322
		3,738,401
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc. (a)	1,938	126,338
Conn's Inc. (a)(b)	771	6,184

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
GameStop Corp., Class A (a)(b)	700	$ 85,610
Rent-A-Center Inc.	3,091	60,120
		278,252
Construction & Engineering - 0.2%
AECOM (a)	1,400	91,308
Ameresco Inc., Class A (b)	1,852	84,377
API Group Corp. (a)(b)	12,048	180,359
Arcosa Inc. (a)	2,821	130,979
Argan Inc.	816	30,453
Comfort Systems USA Inc. (a)	2,064	171,622
Concrete Pumping Holdings Inc. (a)(b)	1,529	9,266
Construction Partners Inc., Class A (a)(b)	2,208	46,235
Dycom Industries Inc. (a)(b)	1,662	154,632
EMCOR Group Inc. (a)	3,021	311,042
Fluor Corp. (a)(b)	8,289	201,754
Granite Construction Inc. (a)	2,561	74,627
Great Lakes Dredge & Dock Corp. (a)(b)	3,955	51,850
IES Holdings Inc. (a)(b)	627	18,917
Infrastructure and Energy Alternatives Inc. (a)(b)	1,986	15,948
MasTec Inc. (a)(b)	700	50,162
MDU Resources Group Inc. (a)	1,600	43,184
MYR Group Inc. (a)(b)	975	85,927
Northwest Pipe Co. (b)	685	20,509
NV5 Global Inc. (b)	787	91,874
Primoris Services Corp.	2,989	65,041
Quanta Services Inc.	1,438	180,239
Sterling Infrastructure Inc. (b)	1,705	37,374
Tutor Perini Corp. (b)	2,209	19,395
Valmont Industries Inc.	200	44,926
WillScot Mobile Mini Holdings Corp. (b)	2,100	68,082
		2,280,082
Construction Machinery & Heavy Trucks - 0.2%
Alamo Group Inc. (a)	611	71,139
Allison Transmission Holdings Inc. (a)	1,100	42,295
Astec Industries Inc. (a)	1,386	56,521
Blue Bird Corp. (a)(b)	1,262	11,623
Caterpillar Inc. (a)	5,315	950,109
Cummins Inc. (a)	1,358	262,814
Douglas Dynamics Inc. (a)	1,242	35,695
Federal Signal Corp. (a)	3,530	125,668
	Number of Shares	Fair Value
Hyliion Holdings Corp. (a)(b)	7,842	$ 25,251
Hyzon Motors Inc. (a)(b)	5,112	15,029
Lightning eMotors Inc. (a)(b)	2,279	6,313
Meritor Inc. (a)(b)	4,090	148,590
Microvast Holdings Inc. (a)(b)	9,929	22,042
Miller Industries Inc. (a)	806	18,272
Nikola Corp. (a)(b)	17,002	80,930
Oshkosh Corp.	600	49,284
PACCAR Inc.	3,270	269,252
Proterra Inc. (b)	12,874	59,735
REV Group Inc.	1,877	20,403
Terex Corp.	4,030	110,301
The Greenbrier Companies Inc. (a)	1,782	64,134
The Manitowoc Company Inc. (a)(b)	1,849	19,470
The Shyft Group Inc.	1,909	35,488
Trinity Industries Inc.	4,862	117,758
Wabash National Corp.	2,699	36,653
Westinghouse Air Brake Technologies Corp.	1,841	151,109
Xos Inc. (b)	3,186	5,862
		2,811,740
Construction Materials - 0.0% *
Eagle Materials Inc. (a)	400	43,976
Martin Marietta Materials Inc. (a)	667	199,593
Summit Materials Inc., Class A (b)	6,906	160,841
U.S. Lime & Minerals Inc.	144	15,206
Vulcan Materials Co.	1,331	189,135
		608,751
Consumer Electronics - 0.0% *
GoPro Inc., Class A (a)(b)	7,116	39,351
Snap One Holdings Corp. (b)	1,322	12,123
Sonos Inc. (b)	7,431	134,055
Universal Electronics Inc. (b)	910	23,269
Vizio Holding Corp., Class A (b)	3,951	26,946
Vuzix Corp. (b)	3,123	22,173
		257,917
Consumer Finance - 0.2%
Ally Financial Inc. (a)	3,427	114,839
American Express Co. (a)	5,957	825,759
Atlanticus Holdings Corp. (a)(b)	372	13,083

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Capital One Financial Corp. (a)	3,910	$ 407,383
Consumer Portfolio Services Inc. (a)(b)	833	8,538
Credit Acceptance Corp. (a)(b)	52	24,617
Curo Group Holdings Corp. (a)	1,551	8,577
Discover Financial Services (a)	2,675	253,002
Encore Capital Group Inc. (a)(b)	1,384	79,954
Enova International Inc. (a)(b)	1,854	53,432
EZCORP Inc., Class A (a)(b)	2,663	19,999
FirstCash Holdings Inc. (a)	2,241	155,772
Green Dot Corp., Class A (a)(b)	2,995	75,204
LendingClub Corp. (a)(b)	6,020	70,374
LendingTree Inc. (a)(b)	639	28,001
Moneylion Inc. (b)	8,415	11,108
Navient Corp. (a)	6,763	94,614
Nelnet Inc., Class A (a)	950	80,988
NerdWallet Inc., Class A (a)(b)	1,492	11,832
OneMain Holdings Inc.	1,600	59,808
Oportun Financial Corp. (b)	1,547	12,794
PRA Group Inc. (b)	2,424	88,137
PROG Holdings Inc. (b)	3,168	52,272
Regional Management Corp.	544	20,329
SLM Corp.	2,700	43,038
SoFi Technologies Inc. (b)	7,800	41,106
Sunlight Financial Holdings Inc. (b)	1,415	4,174
Synchrony Financial	4,942	136,498
Upstart Holdings Inc. (b)	500	15,810
World Acceptance Corp. (b)	230	25,815
		2,836,857
Copper - 0.0% *
Freeport-McMoRan Inc. (a)	14,098	412,507
Data Processing & Outsourced Services - 0.9%
Affirm Holdings Inc. (a)(b)	1,700	30,702
Automatic Data Processing Inc. (a)	4,129	867,255
AvidXchange Holdings Inc. (a)(b)	8,536	52,411
Block Inc. (a)(b)	5,132	315,413
Bread Financial Holdings Inc. (a)	2,916	108,067
Broadridge Financial Solutions Inc. (a)	1,147	163,505
Cantaloupe Inc. (a)(b)	4,205	23,548
	Number of Shares	Fair Value
Cass Information Systems Inc. (a)	748	$ 25,282
Concentrix Corp. (a)	452	61,309
Conduent Inc. (a)(b)	9,274	40,064
CSG Systems International Inc. (a)	1,894	113,034
Euronet Worldwide Inc. (a)(b)	500	50,295
Evo Payments Inc., Class A (a)(b)	2,903	68,279
ExlService Holdings Inc. (a)(b)	1,886	277,864
Fidelity National Information Services Inc. (a)	5,968	547,087
Fiserv Inc. (a)(b)	5,847	520,208
FleetCor Technologies Inc. (a)(b)	788	165,567
Flywire Corp. (a)(b)	3,455	60,912
Genpact Ltd. (a)	1,800	76,248
Global Payments Inc. (a)	2,813	311,230
I3 Verticals Inc., Class A (a)(b)	1,161	29,048
IBEX Holdings Ltd. (a)(b)	452	7,625
International Money Express Inc. (a)(b)	1,771	36,252
Jack Henry & Associates Inc. (a)	738	132,855
Marqeta Inc., Class A (a)(b)	25,280	205,021
Mastercard Inc., Class A (a)	8,459	2,668,645
Maximus Inc. (a)	3,577	223,598
MoneyGram International Inc. (a)(b)	5,464	54,640
Paya Holdings Inc. (b)	4,639	30,478
Paychex Inc.	3,228	367,572
Payoneer Global Inc. (b)	12,606	49,416
PayPal Holdings Inc. (b)	11,431	798,341
Priority Technology Holdings Inc. (b)	1,043	3,442
Remitly Global Inc. (b)	4,898	37,519
Repay Holdings Corp. (b)	5,310	68,233
Sabre Corp. (b)	18,990	110,712
Shift4 Payments Inc., Class A (b)	600	19,836
SS&C Technologies Holdings Inc.	2,100	121,947
The Western Union Co.	4,200	69,174
Toast Inc., Class A (b)	2,200	28,468
TTEC Holdings Inc.	1,098	74,543
Verra Mobility Corp. (b)	8,579	134,776
Visa Inc., Class A	16,266	3,202,613
WEX Inc. (b)	392	60,979
		12,414,013

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Department Stores - 0.0% *
Dillard's Inc., Class A (a)	251	$ 55,363
Kohl's Corp. (a)	1,200	42,828
Macy's Inc. (a)	2,700	49,464
Nordstrom Inc.	1,200	25,356
		173,011
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class B (a)	1,835	128,744
Brown-Forman Corp., Class A (a)	500	33,820
Constellation Brands Inc., Class A (a)	1,508	351,454
MGP Ingredients Inc. (a)	792	79,271
The Duckhorn Portfolio Inc. (a)(b)	2,151	45,300
Vintage Wine Estates Inc. (b)	1,886	14,824
		653,413
Distributors - 0.0% *
Funko Inc., Class A (a)(b)	1,853	41,359
Genuine Parts Co. (a)	1,400	186,200
LKQ Corp. (a)	2,746	134,801
Pool Corp.	387	135,926
Weyco Group Inc.	344	8,411
		506,697
Diversified Banks - 0.6%
Bank of America Corp. (a)	69,451	2,162,010
Citigroup Inc. (a)	19,452	894,597
JPMorgan Chase & Co. (a)	28,841	3,247,785
U.S. Bancorp	13,100	602,862
Wells Fargo & Co.	37,459	1,467,269
		8,374,523
Diversified Chemicals - 0.0% *
Huntsman Corp. (a)	1,911	54,177
LSB Industries Inc. (a)(b)	1,846	25,585
The Chemours Co. (a)	1,800	57,636
		137,398
Diversified Metals & Mining - 0.0% *
5E Advanced Materials Inc. (a)	1,881	22,911
Compass Minerals International Inc. (a)	1,914	67,736
Ferroglobe PLC (c)	1,316	—
Materion Corp. (a)	1,212	89,361
	Number of Shares	Fair Value
MP Materials Corp. (a)(b)	800	$ 25,664
Piedmont Lithium Inc. (b)	1,011	36,810
		242,482
Diversified Real Estate Activities - 0.0% *
Tejon Ranch Co. (b)	1,491	23,140
The RMR Group Inc., Class A	823	23,332
The St Joe Co.	2,007	79,397
		125,869
Diversified REITs - 0.1%
Alexander & Baldwin Inc. (a)	4,055	72,787
American Assets Trust Inc. (a)	2,799	83,130
Armada Hoffler Properties Inc. (a)	3,694	47,431
Broadstone Net Lease Inc.	9,856	202,147
CTO Realty Growth Inc. (a)	310	18,947
Empire State Realty Trust Inc., Class A (a)	8,780	61,723
Essential Properties Realty Trust Inc.	7,602	163,367
Gladstone Commercial Corp. (a)	2,230	42,013
Global Net Lease Inc. (a)	6,186	87,594
iStar Inc. (a)	4,121	56,499
One Liberty Properties Inc.	864	22,447
PS Business Parks Inc.	1,176	220,088
STORE Capital Corp.	3,232	84,291
WP Carey Inc.	1,931	160,003
		1,322,467
Diversified Support Services - 0.1%
ACV Auctions Inc., Class A (a)(b)	6,565	42,935
Cintas Corp. (a)	869	324,598
Copart Inc. (a)(b)	2,074	225,361
Driven Brands Holdings Inc. (a)(b)	300	8,262
Healthcare Services Group Inc. (a)	4,187	72,896
IAA Inc. (a)(b)	1,400	45,878
KAR Auction Services Inc. (a)(b)	7,134	105,369
Matthews International Corp., Class A (a)	1,890	54,186
UniFirst Corp.	883	152,035
Viad Corp. (b)	1,112	30,702
VSE Corp.	704	26,456
		1,088,678

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Drug Retail - 0.0% *
Rite Aid Corp. (b)	4,012	$ 27,041
Walgreens Boots Alliance Inc.	7,176	271,970
		299,011
Education Services - 0.1%
2U Inc. (a)(b)	4,348	45,524
Adtalem Global Education Inc. (a)(b)	2,777	99,889
American Public Education Inc. (a)(b)	1,327	21,444
Bright Horizons Family Solutions Inc. (a)(b)	591	49,951
Chegg Inc. (a)(b)	7,243	136,024
Coursera Inc. (a)(b)	6,566	93,106
Duolingo Inc. (a)(b)	1,371	120,031
Graham Holdings Co., Class B (a)	216	122,438
Grand Canyon Education Inc. (a)(b)	400	37,676
Laureate Education Inc., Class A (a)	6,599	76,350
Nerdy Inc. (b)	3,156	6,722
Perdoceo Education Corp. (b)	3,876	45,659
PowerSchool Holdings Inc., Class A (b)	2,655	31,993
Strategic Eduction Inc.	1,367	96,483
Stride Inc. (b)	2,323	94,755
Udemy Inc. (b)	4,202	42,902
Universal Technical Institute Inc. (b)	1,886	13,447
		1,134,394
Electric Utilities - 0.5%
ALLETE Inc. (a)	3,338	196,208
Alliant Energy Corp. (a)	2,456	143,946
American Electric Power Company Inc. (a)	5,188	497,737
Avangrid Inc. (a)	1,098	50,640
Constellation Energy Corp. (a)	3,207	183,633
Duke Energy Corp. (a)	7,788	834,951
Edison International (a)	3,711	234,684
Entergy Corp. (a)	1,984	223,478
Evergy Inc. (a)	2,387	155,752
Eversource Energy (a)	3,414	288,381
Exelon Corp. (a)	9,788	443,592
FirstEnergy Corp. (a)	5,428	208,381
Hawaiian Electric Industries Inc. (a)	1,100	44,990
IDACORP Inc. (a)	700	74,144
	Number of Shares	Fair Value
MGE Energy Inc. (a)	2,120	$ 165,000
NextEra Energy Inc. (a)	19,357	1,499,393
NRG Energy Inc.	2,361	90,119
OGE Energy Corp.	1,850	71,336
Otter Tail Corp.	2,395	160,776
PG&E Corp. (b)	15,300	152,694
Pinnacle West Capital Corp.	1,084	79,262
PNM Resources Inc.	4,976	237,753
Portland General Electric Co.	5,211	251,848
PPL Corp.	7,500	203,475
The Southern Co.	10,585	754,816
Via Renewables Inc.	671	5,140
Xcel Energy Inc.	5,373	380,193
		7,632,322
Electrical Components & Equipment - 0.2%
Acuity Brands Inc. (a)	400	61,616
Allied Motion Technologies Inc. (a)	755	17,244
AMETEK Inc. (a)	2,227	244,725
Array Technologies Inc. (a)(b)	8,779	96,657
Atkore Inc. (a)(b)	2,541	210,928
Blink Charging Co. (a)(b)	1,999	33,043
ChargePoint Holdings Inc. (a)(b)	2,400	32,856
Eaton Corporation PLC (a)	4,118	518,827
Emerson Electric Co. (a)	5,929	471,593
Encore Wire Corp. (a)	1,114	115,767
EnerSys (a)	2,410	142,094
Enovix Corp. (a)(b)	6,334	56,436
ESS Tech Inc. (a)(b)	4,697	13,199
Fluence Energy Inc. (a)(b)	2,092	19,832
FTC Solar Inc. (a)(b)	1,883	6,816
FuelCell Energy Inc. (a)(b)	21,945	82,294
Generac Holdings Inc. (a)(b)	598	125,927
GrafTech International Ltd. (a)	11,253	79,559
Heliogen Inc. (b)	1,114	2,350
Hubbell Inc. (a)	500	89,290
Plug Power Inc. (b)	4,700	77,879
Powell Industries Inc.	437	10,213
Preformed Line Products Co.	163	10,024
Regal Rexnord Corp.	667	75,718
Rockwell Automation Inc.	1,122	223,626
Sensata Technologies Holding plc	1,500	61,965
Shoals Technologies Group Inc., Class A (b)	6,513	107,334
Stem Inc. (b)	8,392	60,087
Sunrun Inc. (b)	2,200	51,392

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	17

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Thermon Group Holdings Inc. (b)	1,790	$ 25,149
Vertiv Holdings Co.	3,600	29,592
Vicor Corp. (b)	1,282	70,164
		3,224,196
Electronic Components - 0.1%
Akoustis Technologies Inc. (a)(b)	3,356	12,417
Amphenol Corp., Class A (a)	5,899	379,778
Belden Inc. (a)	2,591	138,022
Corning Inc. (a)	7,617	240,012
II-VI Inc. (a)(b)	1,000	50,950
Knowles Corp. (a)(b)	5,217	90,411
Lightwave Logic Inc. (a)(b)	6,508	42,562
Littelfuse Inc. (a)	300	76,212
Rogers Corp. (b)	1,093	286,464
Vishay Intertechnology Inc.	7,806	139,103
		1,455,931
Electronic Equipment & Instruments - 0.2%
908 Devices Inc. (a)(b)	1,528	31,461
Advanced Energy Industries Inc. (a)	2,188	159,680
Aeva Technologies Inc. (a)(b)	7,553	23,641
AEye Inc. (a)(b)	1,538	2,938
Arlo Technologies Inc. (a)(b)	4,613	28,923
Badger Meter Inc. (a)	1,704	137,837
Cognex Corp. (a)	1,900	80,788
Coherent Inc. (a)(b)	300	79,866
Evolv Technologies Holdings Inc. (a)(b)	4,894	13,018
FARO Technologies Inc. (a)(b)	991	30,552
Focus Universal Inc. (a)(b)	1,031	11,774
Identiv Inc. (a)(b)	1,581	18,308
Itron Inc. (a)(b)	2,627	129,853
Keysight Technologies Inc. (a)(b)	1,773	244,408
MicroVision Inc. (a)(b)	8,972	34,452
Mirion Technologies Inc. (b)	7,976	45,942
Napco Security Technologies Inc. (a)(b)	1,581	32,553
National Instruments Corp. (a)	1,400	43,722
nLight Inc. (b)	2,382	24,344
Novanta Inc. (b)	2,069	250,908
OSI Systems Inc. (b)	932	79,630
Ouster Inc. (b)	8,979	14,546
PAR Technology Corp. (b)	1,544	57,885
SmartRent Inc. (b)	6,929	31,319
	Number of Shares	Fair Value
Teledyne Technologies Inc. (b)	471	$ 176,677
Trimble Inc. (b)	2,532	147,438
Velodyne Lidar Inc. (b)	11,243	10,739
Vishay Precision Group Inc. (b)	661	19,255
Vontier Corp.	1,699	39,060
Zebra Technologies Corp., Class A (b)	459	134,923
		2,136,440
Electronic Manufacturing Services - 0.0% *
Benchmark Electronics Inc. (a)	2,147	48,436
CTS Corp. (a)	1,782	60,677
IPG Photonics Corp. (a)(b)	400	37,652
Jabil Inc. (a)	1,214	62,169
Kimball Electronics Inc. (a)(b)	1,301	26,150
Methode Electronics Inc. (a)	2,076	76,895
Plexus Corp. (b)	1,576	123,716
Sanmina Corp. (b)	3,539	144,144
TTM Technologies Inc. (b)	5,842	73,025
		652,864
Environmental & Facilities Services - 0.1%
ABM Industries Inc. (a)	3,904	169,512
Aris Water Solution Inc., Class A (a)	1,333	22,234
BrightView Holdings Inc. (a)(b)	2,595	31,140
Casella Waste Systems Inc., Class A (a)(b)	2,907	211,281
Clean Harbors Inc. (a)(b)	600	52,602
Harsco Corp. (a)(b)	4,293	30,523
Heritage-Crystal Clean Inc. (a)(b)	839	22,620
Montrose Environmental Group Inc. (a)(b)	1,605	54,185
Republic Services Inc.	2,090	273,518
Rollins Inc.	2,478	86,532
SP Plus Corp. (b)	1,274	39,137
Stericycle Inc. (b)	700	30,695
Tetra Tech Inc.	500	68,275
Waste Management Inc.	4,109	628,595
		1,720,849
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp. (a)	1,612	36,028
CF Industries Holdings Inc. (a)	2,082	178,490
Corteva Inc. (a)	7,302	395,330
FMC Corp. (a)	1,164	124,560
Intrepid Potash Inc. (a)(b)	648	29,348

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
The Mosaic Co. (a)	3,647	$ 172,248
The Scotts Miracle-Gro Co.	462	36,493
		972,497
Financial Exchanges & Data - 0.3%
Bakkt Holdings Inc. (b)	3,310	6,951
Cboe Global Markets Inc. (a)	1,052	119,076
CME Group Inc. (a)	3,522	720,953
Coinbase Global Inc., Class A (a)(b)	1,500	70,530
Donnelley Financial Solutions Inc. (a)(b)	1,631	47,772
FactSet Research Systems Inc. (a)	400	153,828
Intercontinental Exchange Inc. (a)	5,420	509,697
MarketAxess Holdings Inc. (a)	390	99,844
MarketWise Inc. (a)(b)	991	3,568
Moody's Corp. (a)	1,558	423,729
Morningstar Inc. (a)	300	72,549
MSCI Inc. (a)	776	319,828
Nasdaq Inc. (a)	1,146	174,811
Open Lending Corp., Class A (b)	6,288	64,326
S&P Global Inc.	3,351	1,129,488
Tradeweb Markets Inc., Class A	973	66,407
Value Line Inc.	76	5,020
		3,988,377
Food Distributors - 0.1%
HF Foods Group Inc. (a)(b)	1,737	9,067
Performance Food Group Co. (b)	1,500	68,970
SpartanNash Co.	2,200	66,374
Sysco Corp.	4,918	416,604
The Andersons Inc. (a)	1,865	61,526
The Chefs' Warehouse Inc. (a)(b)	1,930	75,058
U.S. Foods Holding Corp. (b)	2,500	76,700
United Natural Foods Inc. (b)	3,384	133,330
		907,629
Food Retail - 0.1%
Albertsons Companies Inc., Class A (a)	1,700	45,424
Casey's General Stores Inc. (a)	378	69,922
Grocery Outlet Holding Corp. (a)(b)	1,100	46,893
	Number of Shares	Fair Value
Ingles Markets Inc., Class A (a)	828	$ 71,829
Natural Grocers by Vitamin Cottage Inc. (a)	425	6,779
Sprouts Farmers Market Inc. (b)	6,367	161,212
The Kroger Co. (a)	6,439	304,758
Village Super Market Inc., Class A	601	13,709
Weis Markets Inc.	918	68,428
		788,954
Footwear - 0.1%
Allbirds Inc., Class A (a)(b)	5,495	21,595
Crocs Inc. (a)(b)	3,533	171,951
Deckers Outdoor Corp. (a)(b)	300	76,605
NIKE Inc., Class B (a)	12,071	1,233,656
Rocky Brands Inc.	504	17,227
Skechers U.S.A. Inc., Class A (b)	1,500	53,370
Steven Madden Ltd.	4,556	146,749
Wolverine World Wide Inc.	4,570	92,131
		1,813,284
Forest Products - 0.0% *
Louisiana-Pacific Corp. (a)	700	36,687
Gas Utilities - 0.1%
Atmos Energy Corp. (a)	1,334	149,541
Chesapeake Utilities Corp. (a)	1,014	131,364
National Fuel Gas Co. (a)	700	46,235
New Jersey Resources Corp. (a)	5,606	249,635
Northwest Natural Holding Co.	1,986	105,457
ONE Gas Inc.	3,131	254,206
South Jersey Industries Inc.	7,152	244,169
Southwest Gas Holdings Inc.	3,844	334,735
Spire Inc.	2,969	220,805
UGI Corp.	2,200	84,942
		1,821,089
General Merchandise Stores - 0.1%
Big Lots Inc. (a)	1,849	38,774
Dollar General Corp. (a)	2,237	549,049
Dollar Tree Inc. (a)(b)	2,126	331,337
Franchise Group Inc. (a)	1,581	55,446
Ollie's Bargain Outlet Holdings Inc. (b)	500	29,375

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	19

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Target Corp.	4,574	$ 645,986
		1,649,967
Gold - 0.0% *
Coeur Mining Inc. (a)(b)	16,222	49,315
Hycroft Mining Holding Corp. (a)(b)	8,789	9,756
Newmont Corp. (a)	7,717	460,473
Royal Gold Inc.	763	81,473
SSR Mining Inc.	1,900	31,730
		632,747
Health Care REITs - 0.1%
CareTrust REIT Inc. (a)	5,623	103,688
Community Healthcare Trust Inc. (a)	1,456	52,722
Diversified Healthcare Trust (a)	12,835	23,360
Global Medical REIT Inc. (a)	3,298	37,036
Healthcare Realty Trust Inc. (a)	8,818	239,849
Healthcare Trust of America Inc., Class A (a)	2,100	58,611
Healthpeak Properties Inc. (a)	5,436	140,847
LTC Properties Inc. (a)	2,311	88,719
Medical Properties Trust Inc. (a)	5,300	80,931
National Health Investors Inc. (a)	2,570	155,768
Omega Healthcare Investors Inc.	2,600	73,294
Physicians Realty Trust	13,102	228,630
Sabra Health Care REIT Inc.	13,441	187,771
Universal Health Realty Income Trust REIT	705	37,513
Ventas Inc.	4,038	207,674
Welltower Inc.	4,414	363,493
		2,079,906
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)(b)	4,205	75,858
AmerisourceBergen Corp.	1,508	213,352
Cardinal Health Inc. (a)	2,645	138,254
Covetrus Inc. (a)(b)	6,163	127,882
Henry Schein Inc. (a)(b)	1,372	105,287
McKesson Corp. (a)	1,461	476,593
Owens & Minor Inc.	4,297	135,141
Patterson Companies Inc.	5,075	153,773
PetIQ Inc. (b)	1,447	24,295
		1,450,435
	Number of Shares	Fair Value
Healthcare Equipment - 0.8%
Abbott Laboratories (a)	16,932	$ 1,839,662
ABIOMED Inc. (a)(b)	461	114,102
Alphatec Holdings Inc. (a)(b)	3,833	25,068
AngioDynamics Inc. (a)(b)	2,062	39,900
Artivion Inc. (a)(b)	2,347	44,311
AtriCure Inc. (a)(b)	2,654	108,442
AxoGen Inc. (a)(b)	2,052	16,806
Axonics Inc. (a)(b)	2,734	154,936
Baxter International Inc. (a)	5,017	322,242
Becton Dickinson & Co. (a)	2,745	676,725
Boston Scientific Corp. (a)(b)	14,167	528,004
Butterfly Network Inc. (a)(b)	7,208	22,129
Cardiovascular Systems Inc. (a)(b)	2,169	31,147
CONMED Corp. (a)	1,640	157,046
CryoPort Inc. (a)(b)	2,593	80,331
Cue Health Inc. (a)(b)	6,274	20,077
Cutera Inc. (a)(b)	970	36,375
Dexcom Inc. (a)(b)	3,900	290,667
Edwards Lifesciences Corp. (b)	6,171	586,800
Enovis Corp. (a)(b)	433	23,815
Envista Holdings Corp. (a)(b)	1,800	69,372
Glaukos Corp. (a)(b)	2,664	120,999
Globus Medical Inc., Class A (a)(b)	800	44,912
Heska Corp. (a)(b)	542	51,224
Hologic Inc. (a)(b)	2,500	173,250
IDEXX Laboratories Inc. (a)(b)	830	291,106
Inari Medical Inc. (a)(b)	2,809	190,984
Inogen Inc. (a)(b)	1,338	32,353
Insulet Corp. (a)(b)	730	159,096
Integer Holdings Corp. (a)(b)	1,919	135,596
Integra LifeSciences Holdings Corp. (a)(b)	800	43,224
Intuitive Surgical Inc. (a)(b)	3,556	713,725
iRadimed Corp. (a)	446	15,137
iRhythm Technologies Inc. (a)(b)	1,738	187,756
LeMaitre Vascular Inc. (a)	1,134	51,654
Masimo Corp. (a)(b)	476	62,199
Mesa Laboratories Inc. (a)	305	62,202
Natus Medical Inc. (a)(b)	2,070	67,834
Nevro Corp. (a)(b)	2,032	89,063
NuVasive Inc. (b)	3,049	149,889
Omnicell Inc. (b)	2,557	290,859
Orthofix Medical Inc. (b)	1,026	24,152
Outset Medical Inc. (b)	2,600	38,636
Paragon 28 Inc. (b)	2,685	42,611

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Penumbra Inc. (b)	400	$ 49,808
PROCEPT BioRobotics Corp. (b)	1,491	48,741
QuidelOrtho Corp. (b)	400	38,872
ResMed Inc.	1,459	305,850
SeaSpine Holdings Corp. (b)	2,290	12,938
Senseonics Holdings Inc. (b)	28,132	28,976
Shockwave Medical Inc. (b)	2,073	396,295
SI-BONE Inc. (b)	1,758	23,206
Sight Sciences Inc. (b)	1,027	9,233
STERIS PLC	860	177,289
Stryker Corp.	3,503	696,852
Surmodics Inc. (b)	734	27,327
Tactile Systems Technology Inc. (b)	900	6,570
Tandem Diabetes Care Inc. (b)	700	41,433
Teleflex Inc.	410	100,798
TransMedics Group Inc. (b)	1,565	49,219
Treace Medical Concepts Inc. (b)	1,942	27,848
Varex Imaging Corp. (b)	2,118	45,304
Vicarious Surgical Inc. (b)	3,176	9,337
ViewRay Inc. (b)	8,100	21,465
Zimmer Biomet Holdings Inc.	2,070	217,474
ZIMVIE Inc. (b)	1,212	19,404
Zynex Inc.	1,217	9,712
		10,590,369
Healthcare Facilities - 0.1%
Acadia Healthcare Company Inc. (a)(b)	1,000	67,630
Brookdale Senior Living Inc. (a)(b)	11,360	51,574
Cano Health Inc. (a)(b)	9,426	41,286
Community Health Systems Inc. (a)(b)	6,789	25,459
Encompass Health Corp. (a)	1,100	61,655
Hanger Inc. (a)(b)	2,042	29,241
HCA Healthcare Inc. (a)	2,263	380,320
National HealthCare Corp. (a)	767	53,613
Select Medical Holdings Corp.	6,233	147,224
Surgery Partners Inc. (b)	2,310	66,805
Tenet Healthcare Corp. (b)	1,000	52,560
The Ensign Group Inc. (a)	3,137	230,475
The Joint Corp. (a)(b)	978	14,973
The Oncology Institute Inc. (b)	1,093	5,531
The Pennat Group Inc. (b)	1,376	17,627
U.S. Physical Therapy Inc.	748	81,682
	Number of Shares	Fair Value
Universal Health Services Inc., Class B	620	$ 62,440
		1,390,095
Healthcare Services - 0.3%
1Life Healthcare Inc. (a)(b)	10,500	82,320
23andMe Holding Co., Class A (a)(b)	10,009	24,822
Accolade Inc. (b)	3,546	26,240
Addus HomeCare Corp. (a)(b)	919	76,534
Agiliti Inc. (a)(b)	1,598	32,775
agilon health Inc. (a)(b)	1,600	34,928
AirSculpt Technologies Inc. (a)(b)	383	2,271
Amedisys Inc. (a)(b)	300	31,536
AMN Healthcare Services Inc. (a)(b)	2,670	292,926
Apollo Medical Holdings Inc. (a)(b)	2,267	87,484
ATI Physical Therapy Inc. (a)(b)	4,356	6,142
Aveanna Healthcare Holdings Inc. (a)(b)	2,000	4,520
CareMax Inc. (a)(b)	3,472	12,603
Castle Biosciences Inc. (a)(b)	1,385	30,401
Chemed Corp. (a)	129	60,551
Cigna Corp. (a)	3,130	824,818
CorVel Corp. (a)(b)	522	76,875
Cross Country Healthcare Inc. (a)(b)	1,970	41,035
CVS Health Corp. (a)	13,018	1,206,248
DaVita Inc. (a)(b)	587	46,937
DocGo Inc. (a)(b)	4,688	33,472
Fulgent Genetics Inc. (a)(b)	1,280	69,799
Guardant Health Inc. (a)(b)	1,000	40,340
Hims & Hers Health Inc. (a)(b)	7,066	32,009
Innovage Holding Corp. (a)(b)	1,000	4,380
Invitae Corp. (a)(b)	13,403	32,703
Laboratory Corporation of America Holdings (a)	887	207,877
LHC Group Inc. (a)(b)	1,730	269,430
LifeStance Health Group Inc. (a)(b)	3,899	21,679
MEDNAX Inc. (b)	5,003	105,113
ModivCare Inc. (a)(b)	737	62,277
National Research Corp. (a)	757	28,978
Oak Street Health Inc. (b)	900	14,796
OPKO Health Inc. (b)	24,551	62,114
Option Care Health Inc. (b)	8,365	232,463
P3 Health Partners Inc. (b)	1,481	5,509

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	21

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Premier Inc., Class A	1,300	$ 46,384
Privia Health Group Inc. (b)	2,525	73,528
Quest Diagnostics Inc.	1,129	150,135
R1 RCM Inc. (b)	7,869	164,934
RadNet Inc. (b)	2,850	49,248
Sema4 Holdings Corp. (b)	9,205	11,598
Signify Health Inc., Class A (b)	1,900	26,220
		4,746,952
Healthcare Supplies - 0.2%
Align Technology Inc. (a)(b)	759	179,633
Atrion Corp. (a)	85	53,453
Avanos Medical Inc. (a)(b)	2,689	73,517
BioLife Solutions Inc. (a)(b)	1,962	27,095
Bioventus Inc., Class A (a)(b)	2,014	13,736
Cerus Corp. (a)(b)	10,048	53,154
DENTSPLY SIRONA Inc. (a)	1,967	70,281
Embecta Corp. (a)(b)	3,340	84,569
Figs Inc., Class A (a)(b)	7,426	67,651
Haemonetics Corp. (a)(b)	2,957	192,737
ICU Medical Inc. (a)(b)	200	32,878
Lantheus Holdings Inc. (a)(b)	3,979	262,733
Meridian Bioscience Inc. (a)(b)	2,613	79,487
Merit Medical Systems Inc. (a)(b)	3,255	176,649
Neogen Corp. (a)(b)	6,303	151,839
OraSure Technologies Inc. (b)	5,051	13,688
OrthoPediatrics Corp. (b)	837	36,117
Pulmonx Corp. (b)	1,991	29,308
RxSight Inc. (b)	1,218	17,149
Silk Road Medical Inc. (b)	2,054	74,745
STAAR Surgical Co. (b)	2,792	198,037
The Cooper Companies Inc. (a)	530	165,954
UFP Technologies Inc. (b)	376	29,918
Utah Medical Products Inc.	250	21,475
		2,105,803
Healthcare Technology - 0.1%
Allscripts Healthcare Solutions Inc. (a)(b)	6,836	101,378
American Well Corp., Class A (a)(b)	13,356	57,698
Certara Inc. (a)(b)	1,400	30,044
Change Healthcare Inc. (a)(b)	2,700	62,262
Computer Programs & Systems Inc. (a)(b)	934	29,860
Convey Health Solutions Holdings Inc. (a)(b)	785	8,164
Doximity Inc., Class A (a)(b)	900	31,338
	Number of Shares	Fair Value
Evolent Health Inc., Class A (a)(b)	4,773	$ 146,579
Health Catalyst Inc. (a)(b)	3,148	45,615
HealthStream Inc. (a)(b)	1,372	29,786
Inspire Medical Systems Inc. (a)(b)	1,584	289,349
Multiplan Corp. (a)(b)	22,002	120,791
NextGen Healthcare Inc. (a)(b)	3,438	59,959
Nutex Health Inc.	2,258	7,282
OptimizeRx Corp. (b)	926	25,363
Phreesia Inc. (b)	2,757	68,953
Schrodinger Inc. (b)	3,142	82,980
Sharecare Inc. (b)	3,573	5,645
Simulations Plus Inc.	940	46,370
Teladoc Health Inc. (b)	1,651	54,830
Veeva Systems Inc., Class A (b)	1,379	273,097
		1,577,343
Heavy Electrical Equipment - 0.0% *
AZZ Inc. (a)	1,505	61,434
Babcock & Wilcox Enterprises Inc. (a)(b)	2,967	17,891
Bloom Energy Corp., Class A (a)(b)	9,482	156,453
Energy Vault Holdings Inc. (a)(b)	1,465	14,679
NuScale Power Corp. (b)	998	9,970
TPI Composites Inc. (b)	1,969	24,613
		285,040
Home Building - 0.1%
Beazer Homes USA Inc. (a)(b)	1,581	19,083
Cavco Industries Inc. (a)(b)	543	106,423
Century Communities Inc. (a)	1,683	75,685
D.R. Horton Inc. (a)	3,240	214,456
Dream Finders Homes Inc., Class A (a)(b)	1,220	12,981
Green Brick Partners Inc. (a)(b)	1,692	33,112
Hovnanian Enterprises Inc., Class A (a)(b)	380	16,260
Installed Building Products Inc. (a)	1,412	117,422
KB Home (a)	4,661	132,652
Landsea Homes Corp. (a)(b)	683	4,549
Legacy Housing Corp. (a)(b)	266	3,471
Lennar Corp., Class A (a)	2,705	190,892
LGI Homes Inc. (a)(b)	1,215	105,583
M/I Homes Inc. (a)(b)	1,596	63,297

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
MDC Holdings Inc. (a)	3,387	$ 109,434
Meritage Homes Corp. (a)(b)	2,087	151,307
NVR Inc. (b)	31	124,128
PulteGroup Inc.	2,418	95,825
Skyline Champion Corp. (b)	3,106	147,287
Taylor Morrison Home Corp. (b)	6,762	157,960
Toll Brothers Inc.	1,015	45,269
TopBuild Corp. (b)	300	50,148
Tri Pointe Homes Inc. (b)	6,216	104,864
		2,082,088
Home Furnishing Retail - 0.0% *
Bed Bath & Beyond Inc. (a)(b)	5,329	26,485
Haverty Furniture Companies Inc. (a)	878	20,352
RH (b)	170	36,084
Sleep Number Corp. (b)	1,226	37,945
The Aaron's Company Inc. (a)	1,705	24,808
Williams-Sonoma Inc.	755	83,767
		229,441
Home Furnishings - 0.0% *
Ethan Allen Interiors Inc. (a)	1,222	24,697
La-Z-Boy Inc. (a)	2,705	64,136
Leggett & Platt Inc. (a)	1,000	34,580
Mohawk Industries Inc. (a)(b)	500	62,045
Purple Innovation Inc. (b)	4,159	12,726
Tempur Sealy International Inc.	1,900	40,603
The Lovesac Co. (a)(b)	811	22,302
		261,089
Home Improvement Retail - 0.3%
Floor & Decor Holdings Inc., Class A (a)(b)	1,000	62,960
GrowGeneration Corp. (a)(b)	3,926	14,094
LL Flooring Holdings Inc. (a)(b)	2,047	19,180
Lowe's Companies Inc. (a)	6,523	1,139,373
The Home Depot Inc. (a)	10,214	2,801,394
Tile Shop Holdings Inc.	2,119	6,505
		4,043,506
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc. (a)	12,528	183,786
Ashford Hospitality Trust Inc. (a)(b)	2,003	11,978
	Number of Shares	Fair Value
Braemar Hotels & Resorts Inc. (a)	3,986	$ 17,100
Chatham Lodging Trust (a)(b)	2,616	27,337
DiamondRock Hospitality Co. (a)(b)	12,214	100,277
Hersha Hospitality Trust (a)(b)	1,723	16,903
Host Hotels & Resorts Inc. (a)	7,054	110,607
Park Hotels & Resorts Inc.	2,200	29,854
Pebblebrook Hotel Trust	7,564	125,335
RLJ Lodging Trust	9,315	102,744
Ryman Hospitality Properties Inc. (b)	3,134	238,278
Service Properties Trust	10,055	52,588
Summit Hotel Properties Inc. (b)	6,340	46,092
Sunstone Hotel Investors Inc. (b)	12,279	121,808
Xenia Hotels & Resorts Inc. (b)	6,778	98,484
		1,283,171
Hotels, Resorts & Cruise Lines - 0.2%
Airbnb Inc., Class A (a)(b)	3,700	329,596
Bluegreen Vacations Holding Corp. (a)	768	19,169
Booking Holdings Inc. (a)(b)	399	697,847
Carnival Corp. (a)(b)	9,300	80,445
Choice Hotels International Inc. (a)	400	44,652
Expedia Group Inc. (a)(b)	1,478	140,159
Hilton Grand Vacations Inc. (a)(b)	5,222	186,582
Hilton Worldwide Holdings Inc. (a)	2,736	304,900
Hyatt Hotels Corp., Class A (a)(b)	500	36,955
Lindblad Expeditions Holdings Inc. (a)(b)	2,011	16,289
Marriott International Inc., Class A (a)	2,703	367,635
Marriott Vacations Worldwide Corp. (a)	355	41,251
Norwegian Cruise Line Holdings Ltd. (b)	4,100	45,592
Royal Caribbean Cruises Ltd. (b)	2,000	69,820
Sonder Holdings Inc. (b)	3,570	3,713
Target Hospitality Corp. (b)	1,536	8,771
Travel + Leisure Co.	900	34,938
Vacasa Inc., Class A (b)	2,382	6,860

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	23

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Wyndham Hotels & Resorts Inc.	900	$ 59,148
		2,494,322
Household Appliances - 0.0% *
Aterian Inc. (a)(b)	3,546	7,659
Helen of Troy Ltd. (a)(b)	1,398	227,049
iRobot Corp. (a)(b)	1,495	54,941
Traeger Inc. (b)	2,135	9,074
Weber Inc., Class A	1,574	11,349
Whirlpool Corp.	558	86,418
		396,490
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)(b)	2,374	94,984
Central Garden & Pet Co. (a)(b)	529	22,440
Church & Dwight Company Inc. (a)	2,428	224,978
Colgate-Palmolive Co. (a)	8,195	656,747
Energizer Holdings Inc. (a)	3,883	110,083
Kimberly-Clark Corp. (a)	3,398	459,240
Reynolds Consumer Products Inc.	400	10,908
Spectrum Brands Holdings Inc.	400	32,808
The Clorox Co. (a)	1,347	189,900
The Procter & Gamble Co.	23,712	3,409,549
WD-40 Co.	795	160,081
		5,371,718
Housewares & Specialties - 0.0% *
Lifetime Brands Inc. (a)	745	8,225
Newell Brands Inc. (a)	4,200	79,968
Tupperware Brands Corp. (b)	3,362	21,315
		109,508
Human Resource & Employment Services - 0.1%
Alight Inc., Class A (a)(b)	19,770	133,448
ASGN Inc. (a)(b)	2,948	266,057
Barrett Business Services Inc. (a)	407	29,658
First Advantage Corp. (a)(b)	3,419	43,319
Heidrick & Struggles International Inc. (a)	1,061	34,334
HireRight Holdings Corp. (a)(b)	1,476	20,974
Insperity Inc. (a)	2,113	210,941
Kelly Services Inc., Class A (a)	1,934	38,351
	Number of Shares	Fair Value
Kforce Inc. (a)	1,214	$ 74,467
Korn Ferry (a)	3,119	180,964
ManpowerGroup Inc. (a)	479	36,600
Robert Half International Inc.	1,075	80,507
Skillsoft Corp. (b)	4,726	16,636
Sterling Check Corp. (b)	1,185	19,327
TriNet Group Inc. (b)	2,290	177,750
TrueBlue Inc. (b)	1,926	34,475
Upwork Inc. (b)	6,981	144,367
		1,542,175
Hypermarkets & Super Centers - 0.3%
BJ's Wholesale Club Holdings Inc. (a)(b)	1,300	81,016
Costco Wholesale Corp. (a)	4,408	2,112,666
PriceSmart Inc.	1,433	102,646
Walmart Inc.	14,308	1,739,567
		4,035,895
Independent Power Producers & Energy Traders - 0.0% *
Clearway Energy Inc., Class A (a)	2,137	68,320
Clearway Energy Inc., Class C (a)	4,776	166,396
The AES Corp. (a)	6,300	132,363
Vistra Corp.	4,400	100,540
		467,619
Industrial Conglomerates - 0.2%
3M Co. (a)	5,575	721,461
General Electric Co. (a)	10,948	697,059
Honeywell International Inc. (a)	6,754	1,173,913
		2,592,433
Industrial Gases - 0.0% *
Air Products & Chemicals Inc. (a)	2,181	524,487
Industrial Machinery - 0.5%
Albany International Corp., Class A (a)	1,839	144,895
Altra Industrial Motion Corp. (a)	3,786	133,456
Barnes Group Inc. (a)	2,851	88,780
Berkshire Grey Inc. (a)(b)	2,842	4,121
Chart Industries Inc. (a)(b)	2,139	358,026
CIRCOR International Inc. (a)(b)	1,309	21,454

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Columbus McKinnon Corp. (a)	1,702	$ 48,286
Crane Holdings Co. (a)	500	43,780
Desktop Metal Inc., Class A (a)(b)	15,396	33,871
Donaldson Company Inc. (a)	1,100	52,954
Dover Corp. (a)	1,474	178,826
Energy Recovery Inc. (a)(b)	3,249	63,096
Enerpac Tool Group Corp. (a)	3,629	69,024
EnPro Industries Inc. (a)	1,212	99,299
Esab Corp. (a)	433	18,944
ESCO Technologies Inc. (a)	1,501	102,623
Evoqua Water Technologies Corp. (a)(b)	6,850	222,693
Flowserve Corp. (a)	1,300	37,219
Fortive Corp. (a)	3,550	193,049
Franklin Electric Company Inc. (a)	2,684	196,630
Gates Industrial Corp. plc (a)(b)	400	4,324
Graco Inc. (a)	1,639	97,373
Helios Technologies Inc. (a)	1,895	125,544
Hillenbrand Inc. (a)	4,229	173,220
Hillman Solutions Corp. (a)(b)	7,837	67,712
Hyster-Yale Materials Handling Inc. (a)	674	21,716
IDEX Corp. (a)	757	137,494
Illinois Tool Works Inc. (a)	3,102	565,339
Ingersoll Rand Inc. (a)	3,921	164,996
ITT Inc. (a)	900	60,516
John Bean Technologies Corp. (a)	1,842	203,394
Kadant Inc. (a)	676	123,269
Kennametal Inc. (a)	4,709	109,390
Lincoln Electric Holdings Inc. (a)	600	74,016
Markforged Holding Corp. (a)(b)	6,412	11,862
Mueller Industries Inc. (a)	3,258	173,619
Mueller Water Products Inc., Class A (a)	9,080	106,508
Nordson Corp.	535	108,305
Omega Flex Inc.	221	23,784
Otis Worldwide Corp.	4,004	282,963
Parker-Hannifin Corp.	1,268	311,991
Proto Labs Inc. (b)	1,554	74,343
RBC Bearings Inc. (b)	1,661	307,202
Sarcos Technology and Robotics Corp. (b)	4,418	11,752
Snap-on Inc.	525	103,441
SPX Corp. (b)	2,578	136,221
	Number of Shares	Fair Value
Standex International Corp.	734	$ 62,229
Stanley Black & Decker Inc.	1,387	145,441
Tennant Co.	1,134	67,189
The Gorman-Rupp Co. (a)	1,245	35,233
The Middleby Corp. (a)(b)	510	63,934
The Timken Co.	600	31,830
Velo3D Inc. (b)	3,283	4,531
Watts Water Technologies Inc., Class A	1,594	195,807
Welbilt Inc. (b)	7,658	182,337
Xylem Inc.	1,843	144,086
		6,623,937
Industrial REITs - 0.2%
Americold Realty Trust Inc. (a)	2,900	87,116
Duke Realty Corp. (a)	3,819	209,854
EastGroup Properties Inc. (a)	400	61,732
First Industrial Realty Trust Inc. (a)	1,400	66,472
Indus Realty Trust Inc. (a)	410	24,338
Industrial Logistics Properties Trust (a)	3,974	55,954
Innovative Industrial Properties Inc. (a)	1,617	177,660
LXP Industrial Trust (a)	16,475	176,941
Plymouth Industrial REIT Inc.	2,194	38,483
Prologis Inc.	7,372	867,316
Rexford Industrial Realty Inc.	1,848	106,426
STAG Industrial Inc.	10,506	324,425
Terreno Realty Corp.	4,328	241,199
		2,437,916
Insurance Brokers - 0.1%
Aon PLC, Class A (a)	2,043	550,956
Arthur J Gallagher & Co. (a)	2,207	359,829
Brown & Brown Inc. (a)	2,500	145,850
BRP Group Inc., Class A (a)(b)	3,405	82,231
Crawford & Co., Class A (a)	935	7,293
eHealth Inc. (a)(b)	1,821	16,990
Goosehead Insurance Inc., Class A (a)	1,109	50,648
Hippo Holdings Inc. (a)(b)	14,822	13,023
Marsh & McLennan Companies Inc. (a)	5,032	781,218
Ryan Specialty Holdings Inc. (b)	800	31,352
Selectquote Inc. (b)	7,151	17,734
		2,057,124

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	25

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.5%
Chevron Corp. (a)	19,484	$ 2,820,894
Exxon Mobil Corp. (a)	41,718	3,572,729
Occidental Petroleum Corp.	8,039	473,336
		6,866,959
Integrated Telecommunication Services - 0.3%
AT&T Inc. (a)	70,640	1,480,614
ATN International Inc. (a)	601	28,193
Consolidated Communications Holdings Inc. (a)(b)	3,981	27,867
Frontier Communications Parent Inc. (a)(b)	2,300	54,142
IDT Corp., Class B (a)(b)	1,027	25,829
Ooma Inc. (b)	1,615	19,122
Radius Global Infrastructure Inc., Class A (b)	4,408	67,266
Starry Group Holdings Inc., Class A (b)	1,385	5,706
Verizon Communications Inc.	41,584	2,110,388
		3,819,127
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc. (a)	7,742	602,792
Electronic Arts Inc. (a)	2,761	335,876
Playstudios Inc. (b)	4,614	19,748
ROBLOX Corp., Class A (b)	4,300	141,298
Skillz Inc. (b)	17,794	22,064
Take-Two Interactive Software Inc. (b)	1,583	193,965
		1,315,743
Interactive Media & Services - 1.3%
Alphabet Inc., Class C (a)(b)	2,708	5,923,615
Alphabet Inc., Class A (a)(b)	2,981	6,496,374
Bumble Inc., Class A (a)(b)	5,023	141,397
Cargurus Inc. (a)(b)	5,943	127,715
Cars.com Inc. (b)	3,756	35,419
DHI Group Inc. (a)(b)	2,490	12,375
Eventbrite Inc., Class A (b)	4,238	43,524
EverQuote Inc., Class A (a)(b)	800	7,072
fuboTV Inc. (a)(b)	9,367	23,137
IAC/InterActiveCorp (a)(b)	800	60,776
Match Group Inc. (a)(b)	2,863	199,523
MediaAlpha Inc., Class A (a)(b)	1,384	13,632
Meta Platforms Inc., Class A (a)(b)	22,684	3,657,795
Outbrain Inc. (b)	2,325	11,695
	Number of Shares	Fair Value
Pinterest Inc., Class A (b)	5,997	$ 108,906
QuinStreet Inc. (b)	2,729	27,454
The Arena Group Holdings Inc. (a)(b)	660	5,940
TripAdvisor Inc. (b)	900	16,020
TrueCar Inc. (b)	6,858	17,762
Twitter Inc. (b)	7,303	273,059
Vimeo Inc. (b)	8,336	50,183
Yelp Inc. (b)	4,030	111,913
Ziff Davis Inc. (b)	2,660	198,250
ZipRecruiter Inc., Class A (b)	4,653	68,957
ZoomInfo Technologies Inc. (b)	2,700	89,748
		17,722,241
Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com Inc., Class A (a)(b)	1,819	17,299
1stdibs.com Inc. (a)(b)	1,521	8,654
aka Brands Holding Corp. (a)(b)	589	1,626
Amazon.com Inc. (a)(b)	88,220	9,369,846
BARK Inc. (b)	3,001	3,841
CarParts.com Inc. (a)(b)	2,613	18,134
ContextLogic Inc., Class A (a)(b)	33,138	53,021
DoorDash Inc., Class A (a)(b)	2,500	160,425
Duluth Holdings Inc., Class B (a)(b)	650	6,201
eBay Inc. (a)	5,548	231,185
Etsy Inc. (a)(b)	1,191	87,193
Groupon Inc. (a)(b)	1,257	14,204
Lands' End Inc. (a)(b)	1,017	10,801
Liquidity Services Inc. (a)(b)	1,663	22,351
Lulu's Fashion Lounge Holdings Inc. (a)(b)	400	4,340
Overstock.com Inc. (b)	2,403	60,099
PetMed Express Inc.	1,095	21,791
Porch Group Inc. (b)	5,452	13,957
Poshmark Inc., Class A (b)	2,676	27,054
Quotient Technology Inc. (b)	6,302	18,717
Qurate Retail Inc., Series A	20,387	58,511
Rent the Runway Inc., Class A (b)	2,720	8,350
Revolve Group Inc. (b)	2,378	61,614
RumbleON Inc., Class B (b)	603	8,870
Shutterstock Inc.	1,412	80,922
Stitch Fix Inc., Class A (b)	4,458	22,023
The RealReal Inc. (b)	5,617	13,986
ThredUp Inc., Class A (b)	3,418	8,545

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Vivid Seats Inc., Class A	1,440	$ 10,757
Wayfair Inc., Class A (b)	600	26,136
Xometry Inc., Class A (b)	1,967	66,740
		10,517,193
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)(b)	1,514	138,274
BigCommerce Holdings Inc. (a)(b)	3,734	60,491
Brightcove Inc. (a)(b)	2,778	17,557
Cloudflare Inc., Class A (a)(b)	3,185	139,344
Core Scientific Inc. (a)(b)	12,742	18,986
Cyxtera Technologies Inc. (a)(b)	2,479	28,112
DigitalOcean Holdings Inc. (a)(b)	4,444	183,804
Edgio Inc. (a)(b)	8,736	20,180
Fastly Inc., Class A (a)(b)	6,497	75,430
GoDaddy Inc., Class A (a)(b)	1,500	104,340
MongoDB Inc. (a)(b)	683	177,238
Okta Inc. (b)	1,261	113,994
Rackspace Technology Inc. (b)	2,932	21,022
Snowflake Inc., Class A (b)	2,010	279,511
SolarWinds Corp.	2,812	28,823
Squarespace Inc., Class A (b)	1,825	38,179
Switch Inc., Class A	1,500	50,250
Twilio Inc., Class A (b)	1,647	138,035
VeriSign Inc. (b)	907	151,768
		1,785,338
Investment Banking & Brokerage - 0.3%
B Riley Financial Inc. (a)	1,237	52,263
BGC Partners Inc., Class A (a)	19,376	65,297
Cowen Inc., Class A (a)	1,447	34,279
Evercore Inc., Class A (a)	266	24,900
Houlihan Lokey Inc. (a)	2,970	234,422
Interactive Brokers Group Inc., Class A (a)	800	44,008
Jefferies Financial Group Inc. (a)	2,309	63,775
Lazard Ltd., Class A (a)	1,000	32,410
LPL Financial Holdings Inc. (a)	803	148,137
Moelis & Co., Class A (a)	3,755	147,759
Morgan Stanley (a)	12,597	958,128
Oppenheimer Holdings Inc., Class A	669	22,104
Perella Weinberg Partners	2,712	15,811
Piper Sandler Cos.	1,027	116,421
	Number of Shares	Fair Value
PJT Partners Inc., Class A	1,398	$ 98,251
Raymond James Financial Inc.	1,892	169,164
Robinhood Markets Inc., Class A (b)	5,500	45,210
Stifel Financial Corp.	1,100	61,622
Stonex Group Inc. (b)	962	75,103
The Charles Schwab Corp. (a)	15,081	952,818
The Goldman Sachs Group Inc. (a)	3,322	986,701
Virtu Financial Inc., Class A	1,000	23,410
		4,371,993
IT Consulting & Other Services - 0.2%
Amdocs Ltd. (a)	1,367	113,885
Cerberus Cyber Sentinel Corp. (a)(b)	2,660	9,576
Cognizant Technology Solutions Corp., Class A (a)	5,002	337,585
DXC Technology Co. (a)(b)	2,600	78,806
EPAM Systems Inc. (a)(b)	565	166,551
Gartner Inc. (a)(b)	789	190,804
Grid Dynamics Holdings Inc. (a)(b)	2,830	47,600
Information Services Group Inc. (a)	2,069	13,986
International Business Machines Corp. (a)	8,953	1,264,074
Kyndryl Holdings Inc. (a)(b)	2,359	23,071
Perficient Inc. (b)	1,990	182,463
PFSweb Inc. (b)	962	11,313
The Hackett Group Inc. (a)	1,569	29,764
Thoughtworks Holding Inc. (b)	500	7,055
Unisys Corp. (b)	3,624	43,597
		2,520,130
Leisure Facilities - 0.0% *
Bowlero Corp. (a)(b)	2,265	23,986
F45 Training Holdings Inc. (a)(b)	1,459	5,734
Life Time Group Holdings Inc. (a)(b)	2,448	31,530
Planet Fitness Inc., Class A (b)	900	61,209
RCI Hospitality Holdings Inc.	477	23,068
SeaWorld Entertainment Inc. (b)	2,839	125,427
Six Flags Entertainment Corp. (b)	1,200	26,040
Vail Resorts Inc.	400	87,220

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	27

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Xponential Fitness Inc., Class A (b)	889	$ 11,166
		395,380
Leisure Products - 0.1%
Acushnet Holdings Corp. (a)	1,920	80,026
AMMO Inc. (a)(b)	4,738	18,241
Brunswick Corp. (a)	800	52,304
Callaway Golf Co. (a)(b)	8,147	166,199
Clarus Corp. (a)	1,680	31,903
Hasbro Inc. (a)	1,400	114,632
Johnson Outdoors Inc., Class A (a)	373	22,813
Latham Group Inc. (a)(b)	2,307	15,988
Malibu Boats Inc., Class A (a)(b)	1,156	60,933
Marine Products Corp. (a)	486	4,622
MasterCraft Boat Holdings Inc. (a)(b)	988	20,797
Mattel Inc. (a)(b)	3,259	72,773
Peloton Interactive Inc., Class A (b)	2,272	20,857
Polaris Inc.	500	49,640
Smith & Wesson Brands Inc.	2,639	34,650
Solo Brands Inc., Class A (b)	1,574	6,390
Sturm Ruger & Company Inc.	1,055	67,151
Vinco Ventures Inc. (b)	10,687	14,748
Vista Outdoor Inc. (b)	3,171	88,471
YETI Holdings Inc. (b)	1,000	43,270
		986,408
Life & Health Insurance - 0.2%
Aflac Inc. (a)	6,455	357,155
American Equity Investment Life Holding Co. (a)	4,675	170,965
Bright Health Group Inc. (a)(b)	13,900	25,298
Brighthouse Financial Inc. (a)(b)	970	39,789
CNO Financial Group Inc.	6,769	122,451
Genworth Financial Inc., Class A (a)(b)	29,641	104,633
Globe Life Inc.	900	87,723
Lincoln National Corp. (a)	1,686	78,854
MetLife Inc. (a)	6,742	423,330
National Western Life Group Inc., Class A (a)	140	28,378
Oscar Health Inc., Class A (b)	6,879	29,236
Primerica Inc.	400	47,876
Principal Financial Group Inc.	2,500	166,975
Prudential Financial Inc.	3,802	363,775
	Number of Shares	Fair Value
Trupanion Inc. (b)	2,271	$ 136,851
Unum Group	1,800	61,236
		2,244,525
Life Sciences Tools & Services - 0.5%
10X Genomics Inc., Class A (a)(b)	900	40,725
Absci Corp. (b)	2,557	8,489
Adaptive Biotechnologies Corp. (a)(b)	6,491	52,512
Agilent Technologies Inc. (a)	3,006	357,023
Akoya Biosciences Inc. (a)(b)	644	8,275
Alpha Teknova Inc. (a)(b)	378	3,175
Avantor Inc. (a)(b)	6,000	186,600
Azenta Inc. (a)	1,000	72,100
Berkeley Lights Inc. (a)(b)	3,252	16,163
Bionano Genomics Inc. (a)(b)	15,757	21,745
Bio-Rad Laboratories Inc., Class A (a)(b)	211	104,445
Bio-Techne Corp. (a)	410	142,122
Bruker Corp. (a)	1,161	72,864
Charles River Laboratories International Inc. (a)(b)	528	112,976
Codexis Inc. (a)(b)	3,283	34,340
Cytek Biosciences Inc. (a)(b)	6,648	71,333
Danaher Corp. (a)	6,411	1,625,317
Illumina Inc. (a)(b)	1,572	289,814
Inotiv Inc. (a)(b)	857	8,227
IQVIA Holdings Inc. (a)(b)	1,819	394,705
Maravai LifeSciences Holdings Inc., Class A (a)(b)	1,400	39,774
MaxCyte Inc. (a)(b)	5,358	25,343
Medpace Holdings Inc. (a)(b)	1,641	245,609
Mettler-Toledo International Inc. (a)(b)	225	258,473
NanoString Technologies Inc. (a)(b)	2,492	31,648
Nautilus Biotechnology Inc. (a)(b)	2,775	7,465
NeoGenomics Inc. (a)(b)	7,230	58,925
Pacific Biosciences of California Inc. (b)	13,152	58,132
PerkinElmer Inc.	1,260	179,197
Quanterix Corp. (b)	1,976	31,992
Quantum-Si Inc. (b)	5,318	12,338
Repligen Corp. (b)	506	82,174
Science 37 Holdings Inc. (b)	3,625	7,286
Seer Inc. (b)	2,933	26,250
Singular Genomics Systems Inc. (b)	3,246	12,400

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
SomaLogic Inc. (b)	8,713	$ 39,383
Sotera Health Co. (b)	1,300	25,467
Syneos Health Inc. (b)	1,100	78,848
Thermo Fisher Scientific Inc.	3,857	2,095,431
Waters Corp. (b)	652	215,799
West Pharmaceutical Services Inc.	803	242,803
		7,397,687
Managed Healthcare - 0.5%
Alignment Healthcare Inc. (a)(b)	4,911	56,034
Centene Corp. (a)(b)	5,826	492,938
Clover Health Investments Corp. (a)(b)	22,215	47,540
Elevance Health Inc. (a)	2,376	1,146,610
HealthEquity Inc. (a)(b)	4,833	296,698
Humana Inc. (a)	1,273	595,853
Molina Healthcare Inc. (a)(b)	519	145,118
Progyny Inc. (b)	4,356	126,542
UnitedHealth Group Inc.	9,265	4,758,782
		7,666,115
Marine - 0.0% *
Eagle Bulk Shipping Inc. (a)	781	40,518
Eneti Inc. (a)	1,333	8,185
Genco Shipping & Trading Ltd. (a)	2,135	41,248
Kirby Corp. (a)(b)	600	36,504
Matson Inc. (a)	2,350	171,268
		297,723
Metal & Glass Containers - 0.1%
AptarGroup Inc. (a)	564	58,210
Ball Corp. (a)	3,192	219,514
Berry Global Group Inc. (a)(b)	1,418	77,479
Crown Holdings Inc. (a)	1,247	114,936
Greif Inc., Class A (a)	1,531	95,504
Greif Inc., Class B (a)	316	19,684
Myers Industries Inc. (a)	2,200	50,006
O-I Glass Inc. (b)	9,063	126,882
Silgan Holdings Inc.	923	38,166
TriMas Corp.	2,413	66,816
		867,197
Mortgage REITs - 0.2%
AFC Gamma Inc. (a)	1,095	16,786
AGNC Investment Corp. (a)	4,489	49,693
Angel Oak Mortgage Inc. (a)	800	10,368
	Number of Shares	Fair Value
Annaly Capital Management Inc. (a)	14,300	$ 84,513
Apollo Commercial Real Estate Finance Inc. (a)	8,348	87,153
Arbor Realty Trust Inc. (a)	9,047	118,606
Ares Commercial Real Estate Corp. (a)	2,393	29,267
ARMOUR Residential REIT Inc. (a)	5,981	42,106
Blackstone Mortgage Trust Inc., Class A (a)	9,916	274,376
BrightSpire Capital Inc. (a)	5,546	41,872
Broadmark Realty Capital Inc. (a)	7,849	52,667
Chicago Atlantic Real Estate Finance Inc. (a)	473	7,123
Chimera Investment Corp. (a)	13,850	122,157
Claros Mortgage Trust Inc. (a)	5,356	89,713
Dynex Capital Inc. (a)	1,970	31,363
Ellington Financial Inc. (a)	3,310	48,558
Franklin BSP Realty Trust Inc. (a)	4,902	66,079
Granite Point Mortgage Trust Inc. (a)	2,915	27,897
Hannon Armstrong Sustainable Infrastructure Capital Inc. (a)	4,963	187,899
Invesco Mortgage Capital Inc. (a)	1,699	24,941
KKR Real Estate Finance Trust Inc. (a)	3,013	52,577
Ladder Capital Corp. (a)	6,347	66,897
MFA Financial Inc. (a)	6,199	66,639
New Residential Investment Corp. (a)	4,500	41,940
New York Mortgage Trust Inc. (a)	23,321	64,366
Nexpoint Real Estate Finance Inc. (a)	457	9,263
Orchid Island Capital Inc.	10,362	29,532
PennyMac Mortgage Investment Trust	5,493	75,968
Ready Capital Corp.	4,114	49,039
Redwood Trust Inc.	7,041	54,286
Starwood Property Trust Inc.	3,200	66,848
TPG RE Finance Trust Inc.	4,014	36,166
Two Harbors Investment Corp.	20,118	100,188
		2,126,846
Motorcycle Manufacturers - 0.0% *
Harley-Davidson Inc. (a)	1,100	34,826

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	29

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Movies & Entertainment - 0.3%
AMC Entertainment Holdings Inc., Class A (a)(b)	5,100	$ 69,105
Cinemark Holdings Inc. (a)(b)	6,346	95,317
Liberty Media Corp., Class A (a)(b)	500	28,985
Liberty Media Corp-Liberty Braves, Class A (a)(b)	735	18,485
Liberty Media Corp-Liberty Braves, Class C (a)(b)	2,231	53,544
Liberty Media Corp-Liberty Formula One, Class C (a)(b)	2,021	128,273
Lions Gate Entertainment Corp., Class A (a)(b)	3,180	29,606
Lions Gate Entertainment Corp., Class B (a)(b)	6,579	58,093
Live Nation Entertainment Inc. (a)(b)	1,428	117,924
Madison Square Garden Entertainment Corp. (a)(b)	1,465	77,088
Madison Square Garden Sports Corp. (a)(b)	200	30,200
Netflix Inc. (a)(b)	4,425	773,800
Redbox Entertainment Inc. (b)	381	2,819
Reservoir Media Inc. (b)	1,191	7,765
Roku Inc. (b)	1,184	97,254
The Marcus Corp. (b)	1,385	20,457
The Walt Disney Co. (b)	18,156	1,713,926
Warner Bros Discovery Inc. (b)	23,446	314,645
World Wrestling Entertainment Inc., Class A	300	18,747
		3,656,033
Multi-Line Insurance - 0.1%
American International Group Inc. (a)	7,775	397,536
Assurant Inc. (a)	536	92,648
Horace Mann Educators Corp. (a)	2,467	94,683
The Hartford Financial Services Group Inc. (a)	3,394	222,069
		806,936
Multi-Sector Holdings - 0.4%
Berkshire Hathaway Inc., Class B (a)(b)	17,843	4,871,496
Cannae Holdings Inc. (a)(b)	4,756	91,981
Compass Diversified Holdings (a)	3,528	75,570
		5,039,047
	Number of Shares	Fair Value
Multi-Utilities - 0.3%
Ameren Corp. (a)	2,651	$ 239,544
Avista Corp. (a)	4,219	183,569
Black Hills Corp. (a)	3,786	275,507
CenterPoint Energy Inc. (a)	6,537	193,365
CMS Energy Corp. (a)	2,900	195,750
Consolidated Edison Inc. (a)	3,539	336,559
Dominion Energy Inc. (a)	8,142	649,813
DTE Energy Co. (a)	1,984	251,472
NiSource Inc.	3,913	115,394
NorthWestern Corp.	3,165	186,514
Public Service Enterprise Group Inc.	5,069	320,766
Sempra Energy	3,089	464,184
Unitil Corp.	951	55,843
WEC Energy Group Inc.	3,174	319,431
		3,787,711
Office REITs - 0.1%
Alexandria Real Estate Equities Inc. (a)	1,692	245,391
Boston Properties Inc. (a)	1,500	133,470
Brandywine Realty Trust (a)	10,060	96,978
Corporate Office Properties Trust (a)	6,561	171,833
Cousins Properties Inc. (a)	1,600	46,768
Douglas Emmett Inc. (a)	1,900	42,522
Easterly Government Properties Inc. (a)	5,309	101,083
Equity Commonwealth (a)(b)	6,284	172,999
Franklin Street Properties Corp. (a)	5,455	22,747
Highwoods Properties Inc. (a)	1,200	41,028
Hudson Pacific Properties Inc. (a)	1,500	22,260
JBG SMITH Properties (a)	1,700	40,188
Kilroy Realty Corp. (a)	1,222	63,947
Office Properties Income Trust	2,929	58,434
Orion Office REIT Inc.	3,322	36,409
Paramount Group Inc.	11,087	80,159
Piedmont Office Realty Trust Inc., Class A	6,961	91,328
Postal Realty Trust Inc., Class A	1,226	18,267
SL Green Realty Corp.	798	36,828
Veris Residential Inc. (b)	4,912	65,035
Vornado Realty Trust	2,000	57,180
		1,644,854

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Office Services & Supplies - 0.0% *
ACCO Brands Corp. (a)	5,115	$ 33,401
HNI Corp. (a)	2,442	84,713
Interface Inc. (a)	3,215	40,316
Kimball International Inc., Class B (a)	2,638	20,234
MillerKnoll Inc. (a)	4,426	116,271
MSA Safety Inc. (a)	400	48,428
NL Industries Inc.	487	4,807
Pitney Bowes Inc.	9,708	35,143
Steelcase Inc., Class A	5,243	56,257
		439,570
Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling Inc. (a)(b)	5,816	34,256
Helmerich & Payne Inc. (a)	5,986	257,757
Nabors Industries Ltd. (a)(b)	528	70,699
Noble Corp. (b)	2,191	55,542
Patterson-UTI Energy Inc.	12,492	196,874
Valaris Ltd. (b)	3,547	149,826
		764,954
Oil & Gas Equipment & Services - 0.2%
Archrock Inc. (a)	7,538	62,339
Baker Hughes Co. (a)	9,333	269,444
Bristow Group Inc. (a)(b)	1,296	30,326
Cactus Inc., Class A (a)	3,433	138,247
ChampionX Corp. (a)	11,899	236,195
DMC Global Inc. (b)	1,038	18,715
Dril-Quip Inc. (a)(b)	2,149	55,444
Expro Group Holdings N.V. (a)(b)	4,514	52,001
Halliburton Co. (a)	8,682	272,268
Helix Energy Solutions Group Inc. (a)(b)	7,841	24,307
Liberty Energy Inc., Class A (a)(b)	8,313	106,074
National Energy Services Reunited Corp. (a)(b)	2,622	17,777
Newpark Resources Inc. (a)(b)	6,074	18,769
NexTier Oilfield Solutions Inc. (a)(b)	10,227	97,259
NOV Inc.	3,400	57,494
Oceaneering International Inc. (b)	5,559	59,370
Oil States International Inc. (b)	3,281	17,783
ProPetro Holding Corp. (b)	5,288	52,880
RPC Inc. (b)	4,329	29,913
Schlumberger N.V.	13,950	498,852
	Number of Shares	Fair Value
Select Energy Services Inc., Class A (b)	4,157	$ 28,351
Solaris Oilfield Infrastructure Inc., Class A	1,677	18,246
TETRA Technologies Inc. (b)	6,735	27,344
Tidewater Inc. (b)	2,500	52,725
U.S. Silica Holdings Inc. (b)	4,093	46,742
Weatherford International PLC (b)	4,116	87,136
		2,376,001
Oil & Gas Exploration & Production - 0.5%
Amplify Energy Corp. (a)(b)	2,077	13,584
Antero Resources Corp. (a)(b)	2,900	88,885
APA Corp. (a)	3,600	125,640
Berry Corp. (a)	4,667	35,563
Brigham Minerals Inc., Class A (a)	2,969	73,127
California Resources Corp. (a)	4,589	176,677
Callon Petroleum Co. (a)(b)	2,866	112,347
Centennial Resource Development Inc., Class A (a)(b)	11,979	71,634
Chesapeake Energy Corp. (a)	1,200	97,320
Civitas Resources Inc. (a)	4,294	224,533
CNX Resources Corp. (a)(b)	11,390	187,479
Comstock Resources Inc. (a)(b)	5,144	62,140
ConocoPhillips (a)	12,772	1,147,053
Continental Resources Inc. (a)	300	19,605
Coterra Energy Inc. (a)	7,927	204,437
Crescent Energy Inc., Class A (a)	1,892	23,612
Denbury Inc. (a)(b)	2,956	177,330
Devon Energy Corp. (a)	6,429	354,302
Diamondback Energy Inc. (a)	1,731	209,711
Earthstone Energy Inc., Class A (a)(b)	2,517	34,357
Empire Petroleum Corp. (a)	394	4,677
EOG Resources Inc. (a)	5,853	646,405
EQT Corp. (a)	3,602	123,909
Gulfport Energy Corp. (a)(b)	693	55,100
Hess Corp. (a)	2,813	298,009
HighPeak Energy Inc. (a)	373	9,556
Kosmos Energy Ltd. (a)(b)	26,292	162,748
Laredo Petroleum Inc. (a)(b)	994	68,526
Magnolia Oil & Gas Corp., Class A (a)	9,716	203,939
Marathon Oil Corp. (a)	6,787	152,572
Matador Resources Co. (a)	6,555	305,397

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Murphy Oil Corp. (a)	8,583	$ 259,121
Northern Oil & Gas Inc.	3,819	96,468
Oasis Petroleum Inc. (a)	1,160	141,114
Ovintiv Inc.	2,500	110,475
PDC Energy Inc.	900	55,449
Pioneer Natural Resources Co.	2,419	539,631
Range Resources Corp. (b)	2,600	64,350
Ranger Oil Corp., Class A (b)	1,181	38,819
Riley Exploration Permian Inc.	687	16,612
Ring Energy Inc. (b)	5,034	13,390
SandRidge Energy Inc. (b)	1,850	28,990
SilverBow Resources Inc. (b)	683	19,370
Sitio Royalties Corp.	679	15,739
SM Energy Co.	7,053	241,142
Southwestern Energy Co. (b)	11,000	68,750
Talos Energy Inc. (b)	3,852	59,590
Tellurian Inc. (b)	29,710	88,536
Texas Pacific Land Corp.	56	83,329
VAALCO Energy Inc.	3,404	23,624
W&T Offshore Inc. (b)	5,181	22,382
Whiting Petroleum Corp.	2,291	155,857
		7,612,912
Oil & Gas Refining & Marketing - 0.1%
Aemetis Inc. (a)(b)	1,950	9,575
Alto Ingredients Inc. (a)(b)	5,068	18,802
Archaea Energy Inc. (a)(b)	3,470	53,889
Clean Energy Fuels Corp. (a)(b)	9,871	44,222
CVR Energy Inc. (a)	1,807	60,534
Delek US Holdings Inc. (a)(b)	4,104	106,047
Gevo Inc. (a)(b)	10,851	25,500
Green Plains Inc. (a)(b)	3,070	83,412
HF Sinclair Corp. (a)	1,600	72,256
Marathon Petroleum Corp. (a)	5,268	433,082
Par Pacific Holdings Inc. (b)	2,847	44,385
PBF Energy Inc., Class A (b)	5,637	163,586
Phillips 66	4,941	405,113
REX American Resources Corp. (b)	284	24,083
Valero Energy Corp.	4,086	434,260
Vertex Energy Inc. (b)	3,149	33,127
World Fuel Services Corp.	3,499	71,590
		2,083,463
Oil & Gas Storage & Transportation - 0.1%
Antero Midstream Corp. (a)	4,300	38,915
Cheniere Energy Inc. (a)	2,479	329,781
	Number of Shares	Fair Value
Dorian LPG Ltd. (a)	1,689	$ 25,673
DTE Midstream LLC (a)(b)	1,050	51,471
Equitrans Midstream Corp. (a)	23,941	152,265
Excelerate Energy Inc., Class A (a)(b)	1,080	21,514
International Seaways Inc. (a)	2,815	59,678
Kinder Morgan Inc. (a)	19,517	327,105
Kinetik Holdings Inc., Class A (a)	964	32,911
New Fortress Energy Inc. (a)	300	11,871
NextDecade Corp. (a)(b)	1,800	7,992
ONEOK Inc.	4,455	247,252
Targa Resources Corp.	2,147	128,111
The Williams Companies Inc.	12,137	378,796
		1,813,335
Other Diversified Financial Services - 0.0% *
Alerus Financial Corp. (a)	802	19,096
Apollo Global Management Inc. (a)	4,554	220,778
Equitable Holdings Inc.	4,500	117,315
Jackson Financial Inc., Class A (a)	4,398	117,646
Voya Financial Inc.	1,000	59,530
		534,365
Packaged Foods & Meats - 0.4%
B&G Foods Inc. (a)	3,960	94,169
Beyond Meat Inc. (a)(b)	3,575	85,586
BRC Inc. (a)(b)	1,495	12,199
Calavo Growers Inc. (a)	939	39,175
Cal-Maine Foods Inc. (a)	2,293	113,297
Campbell Soup Co. (a)	2,300	110,515
Conagra Brands Inc. (a)	4,800	164,352
Flowers Foods Inc. (a)	2,100	55,272
Freshpet Inc. (a)(b)	400	20,756
General Mills Inc. (a)	6,030	454,964
Hormel Foods Corp. (a)	2,878	136,302
Hostess Brands Inc. (a)(b)	8,029	170,295
J&J Snack Foods Corp. (a)	885	123,599
John B Sanfilippo & Son Inc. (a)	486	35,230
Kellogg Co. (a)	2,550	181,917
Lamb Weston Holdings Inc. (a)	1,486	106,190
Lancaster Colony Corp. (a)	1,132	145,779
Landec Corp. (a)(b)	1,254	12,502
McCormick & Company Inc. (a)	2,477	206,210
Mission Produce Inc. (a)(b)	2,334	33,260

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Mondelez International Inc., Class A (a)	13,602	$ 844,548
Pilgrim's Pride Corp. (b)	300	9,369
Post Holdings Inc. (b)	600	49,410
Sanderson Farms Inc.	1,246	268,550
Seaboard Corp.	7	27,178
Seneca Foods Corp., Class A (b)	294	16,329
Sovos Brands Inc. (b)	1,658	26,312
SunOpta Inc. (b)	5,687	44,245
Tattooed Chef Inc. (b)	3,328	20,966
The Hain Celestial Group Inc. (a)(b)	4,379	103,958
The Hershey Co. (a)	1,394	299,933
The J M Smucker Co. (a)	1,021	130,698
The Kraft Heinz Co. (a)	7,029	268,086
The Simply Good Foods Co. (b)	5,244	198,066
Tootsie Roll Industries Inc.	854	30,189
TreeHouse Foods Inc. (b)	2,923	122,240
Tyson Foods Inc., Class A	2,732	235,116
Utz Brands Inc.	3,827	52,889
Vital Farms Inc. (b)	1,783	15,601
Whole Earth Brands Inc. (b)	2,600	16,120
		5,081,372
Paper Packaging - 0.1%
Avery Dennison Corp. (a)	842	136,295
Cryptyde Inc. (a)	1,069	2,169
Graphic Packaging Holding Co. (a)	3,000	61,500
International Paper Co. (a)	3,823	159,916
Packaging Corp. of America	883	121,413
Pactiv Evergreen Inc.	2,313	23,037
Ranpak Holdings Corp. (b)	2,620	18,340
Sealed Air Corp.	1,405	81,097
Sonoco Products Co.	1,100	62,744
Westrock Co.	2,400	95,616
		762,127
Paper Products - 0.0% *
Clearwater Paper Corp. (a)(b)	899	30,233
Glatfelter Corp. (a)	3,091	21,266
Neenah Inc. (a)	924	31,545
Sylvamo Corp.	2,067	67,550
		150,594
Personal Products - 0.1%
BellRing Brands Inc. (a)(b)	6,810	169,501
	Number of Shares	Fair Value
Coty Inc., Class A (a)(b)	4,300	$ 34,443
Edgewell Personal Care Co. (a)	3,054	105,424
elf Beauty Inc. (a)(b)	2,878	88,297
Herbalife Nutrition Ltd. (a)(b)	5,768	117,956
Inter Parfums Inc. (a)	1,068	78,028
Medifast Inc. (a)	648	116,970
Nature's Sunshine Products Inc. (a)(b)	546	5,826
Nu Skin Enterprises Inc., Class A	2,908	125,916
Olaplex Holdings Inc. (b)	2,400	33,816
The Beauty Health Co. (a)(b)	5,808	74,691
The Estee Lauder Companies Inc., Class A (a)	2,266	577,082
The Honest Company Inc. (b)	4,177	12,197
Thorne HealthTech Inc. (b)	801	3,877
USANA Health Sciences Inc. (b)	664	48,047
Veru Inc. (b)	3,565	40,285
		1,632,356
Pharmaceuticals - 1.3%
Aclaris Therapeutics Inc. (a)(b)	3,483	48,623
Aerie Pharmaceuticals Inc. (a)(b)	3,061	22,957
Amneal Pharmaceuticals Inc. (a)(b)	7,079	22,511
Amphastar Pharmaceuticals Inc. (a)(b)	2,277	79,217
Amylyx Pharmaceuticals Inc. (a)(b)	668	12,866
ANI Pharmaceuticals Inc. (a)(b)	734	21,778
Arvinas Inc. (a)(b)	2,832	119,199
Atea Pharmaceuticals Inc. (a)(b)	4,273	30,338
Athira Pharma Inc. (a)(b)	2,312	7,052
Axsome Therapeutics Inc. (a)(b)	1,734	66,412
Bausch Health Companies Inc. (a)(b)	4,400	36,702
Bristol-Myers Squibb Co. (a)	21,029	1,619,233
Cara Therapeutics Inc. (a)(b)	3,109	28,385
Cassava Sciences Inc. (a)(b)	2,124	59,727
Catalent Inc. (a)(b)	1,729	185,504
CinCor Pharma Inc. (a)(b)	780	14,695
Collegium Pharmaceutical Inc. (a)(b)	1,881	33,331
CONTRA ZOGENIX Inc.	2,206	1,500

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Corcept Therapeutics Inc. (a)(b)	4,912	$ 116,807
DICE Therapeutics Inc. (a)(b)	1,653	25,655
Edgewise Therapeutics Inc. (a)(b)	2,798	22,272
Elanco Animal Health Inc. (a)(b)	4,382	86,019
Eli Lilly & Co. (a)	8,367	2,712,832
Esperion Therapeutics Inc. (a)(b)	4,183	26,604
Evolus Inc. (a)(b)	2,199	25,508
EyePoint Pharmaceuticals Inc. (a)(b)	1,714	13,489
Fulcrum Therapeutics Inc. (a)(b)	1,937	9,491
Harmony Biosciences Holdings Inc. (a)(b)	1,527	74,472
Innoviva Inc. (a)(b)	3,684	54,376
Intra-Cellular Therapies Inc. (a)(b)	5,334	304,465
Johnson & Johnson (a)	26,037	4,621,828
Liquidia Corp. (a)(b)	2,779	12,116
Merck & Company Inc. (a)	25,092	2,287,638
Nektar Therapeutics (a)(b)	10,566	40,151
NGM Biopharmaceuticals Inc. (a)(b)	2,283	29,268
Nuvation Bio Inc. (b)	8,671	28,094
Ocular Therapeutix Inc. (b)	5,545	22,291
Organon & Co.	2,390	80,662
Pacira Pharmaceuticals Inc. (b)	2,616	152,513
Pfizer Inc.	56,495	2,962,033
Phathom Pharmaceuticals Inc. (b)	1,474	12,441
Phibro Animal Health Corp., Class A	1,092	20,890
Prestige Consumer Healthcare Inc. (b)	2,930	172,284
Provention Bio Inc. (b)	3,989	15,956
Reata Pharmaceuticals Inc., Class A (b)	1,523	46,284
Relmada Therapeutics Inc. (b)	1,595	30,289
Revance Therapeutics Inc. (b)	4,302	59,454
Royalty Pharma PLC, Class A	3,600	151,344
SIGA Technologies Inc.	2,617	30,305
Supernus Pharmaceuticals Inc. (b)	2,747	79,443
Tarsus Pharmaceuticals Inc. (b)	1,056	15,418
Theseus Pharmaceuticals Inc. (b)	639	3,534
	Number of Shares	Fair Value
Tricida Inc. (b)	1,939	$ 18,769
Ventyx Biosciences Inc. (b)	1,305	15,960
Viatris Inc.	12,500	130,875
Xeris Biopharma Holdings Inc. (b)	7,709	11,872
Zoetis Inc.	4,622	794,476
		17,728,208
Property & Casualty Insurance - 0.3%
Ambac Financial Group Inc. (a)(b)	2,468	28,012
American Financial Group Inc. (a)	681	94,530
AMERISAFE Inc. (a)	1,171	60,904
Arch Capital Group Ltd. (a)(b)	3,600	163,764
Assured Guaranty Ltd. (a)	500	27,895
Axis Capital Holdings Ltd. (a)	800	45,672
Cincinnati Financial Corp. (a)	1,665	198,102
CNA Financial Corp. (a)	200	8,980
Donegal Group Inc., Class A (a)	729	12,429
Employers Holdings Inc. (a)	1,716	71,883
Erie Indemnity Co., Class A (a)	264	50,738
Fidelity National Financial Inc. (a)	2,500	92,400
First American Financial Corp. (a)	1,100	58,212
HCI Group Inc.	421	28,527
Investors Title Co. (a)	91	14,277
Kemper Corp. (a)	600	28,740
Kinsale Capital Group Inc. (a)	1,260	289,346
Lemonade Inc. (a)(b)	2,344	42,801
Loews Corp. (a)	2,000	118,520
Markel Corp. (a)(b)	136	175,882
MBIA Inc. (a)(b)	2,631	32,493
Mercury General Corp. (a)	1,558	69,019
NI Holdings Inc. (a)(b)	492	8,084
Old Republic International Corp.	2,410	53,888
Palomar Holdings Inc. (b)	1,377	88,679
ProAssurance Corp.	3,210	75,852
RLI Corp.	2,266	264,193
Root Inc., Class A (b)	8,132	9,677
Safety Insurance Group Inc.	809	78,554
Selective Insurance Group Inc.	3,475	302,116
Stewart Information Services Corp.	1,596	79,401
The Allstate Corp. (a)	2,691	341,030

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
The Hanover Insurance Group Inc. (a)	300	$ 43,875
The Progressive Corp.	5,667	658,902
The Travelers Companies Inc.	2,391	404,390
Tiptree Inc.	1,127	11,969
Trean Insurance Group Inc. (b)	1,000	6,230
United Fire Group Inc.	1,285	43,986
Universal Insurance Holdings Inc.	1,954	25,461
W R Berkley Corp.	2,031	138,636
White Mountains Insurance Group Ltd.	24	29,907
		4,377,956
Publishing - 0.0% *
Daily Journal Corp. (a)(b)	82	21,222
Gannett Company Inc. (a)(b)	7,620	22,098
John Wiley & Sons Inc., Class A (a)	2,539	121,263
News Corp., Class A (a)	4,094	63,784
News Corp., Class B (a)	874	13,888
Scholastic Corp.	1,690	60,789
The New York Times., Class A (a)	1,901	53,038
		356,082
Railroads - 0.2%
CSX Corp. (a)	21,484	624,325
Norfolk Southern Corp.	2,438	554,133
Union Pacific Corp.	6,219	1,326,388
		2,504,846
Real Estate Development - 0.0% *
Forestar Group Inc. (a)(b)	1,261	17,263
Stratus Properties Inc. (b)	343	11,053
The Howard Hughes Corp. (a)(b)	400	27,220
		55,536
Real Estate Operating Companies - 0.0% *
DigitalBridge Group Inc. (a)(b)	34,431	168,023
FRP Holdings Inc. (a)(b)	357	21,545
Kennedy-Wilson Holdings Inc. (a)	6,970	132,012
Seritage Growth Properties, Class A (b)	2,558	13,327
		334,907
	Number of Shares	Fair Value
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)(b)	3,382	$ 248,949
Compass Inc., Class A (a)(b)	15,177	54,789
Cushman & Wakefield PLC (a)(b)	9,257	141,077
Doma Holdings Inc. (a)(b)	7,973	8,212
Douglas Elliman Inc. (a)	5,070	24,285
eXp World Holdings Inc. (a)	3,995	47,021
Jones Lang LaSalle Inc. (a)(b)	500	87,430
Marcus & Millichap Inc. (a)	1,453	53,746
Newmark Group Inc., Class A (a)	9,428	91,169
Offerpad Solutions Inc. (b)	3,975	8,665
Opendoor Technologies Inc. (b)	5,500	25,905
Realogy Holdings Corp. (a)(b)	6,905	67,876
Redfin Corp. (b)	6,328	52,143
REX Holdings Inc., Class A	1,228	30,111
Zillow Group Inc., Class A (b)	700	22,267
Zillow Group Inc., Class C (b)	1,400	44,450
		1,008,095
Regional Banks - 1.2%
1st Source Corp. (a)	923	41,904
ACNB Corp. (a)	492	14,607
Allegiance Bancshares Inc. (a)	1,049	39,610
Amalgamated Financial Corp. (a)	710	14,044
Amerant Bancorp Inc. (a)	1,635	45,976
American National Bankshares Inc. (a)	555	19,209
Ameris Bancorp. (a)	3,854	154,854
Arrow Financial Corp. (a)	743	23,635
Associated Banc-Corp. (a)	8,689	158,661
Atlantic Union Bankshares Corp. (a)	4,361	147,925
Banc of California Inc. (a)	3,354	59,098
BancFirst Corp. (a)	1,145	109,588
Bank First Corp. (a)	356	26,988
Bank of Hawaii Corp. (a)	300	22,320
Bank of Marin Bancorp (a)	837	26,600
Bank OZK (a)	1,300	48,789
BankUnited Inc. (a)	4,836	172,017
Bankwell Financial Group Inc. (a)	328	10,184
Banner Corp. (a)	1,991	111,914
Bar Harbor Bankshares (a)	788	20,378
Baycom Corp. (a)	748	15,469
BCB Bancorp Inc. (a)	837	14,254

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Berkshire Hills Bancorp Inc. (a)	2,730	$ 67,622
Blue Ridge Bankshares Inc. (a)	1,199	18,369
BOK Financial Corp. (a)	300	22,674
Brookline Bancorp Inc. (a)	4,713	62,730
Business First Bancshares Inc. (a)	1,233	26,275
Byline Bancorp Inc. (a)	1,362	32,416
Cadence Bank (a)	10,673	250,602
Cambridge Bancorp (a)	372	30,764
Camden National Corp. (a)	797	35,108
Capital Bancorp Inc. (a)	409	8,875
Capital City Bank Group Inc. (a)	714	19,913
Capstar Financial Holdings Inc. (a)	1,097	21,523
Carter Bankshares Inc. (a)(b)	1,377	18,176
Cathay General Bancorp (a)	4,243	166,113
CBTX Inc. (a)	998	26,537
Central Pacific Financial Corp. (a)	1,495	32,068
Citizens & Northern Corp. (a)	812	19,626
Citizens Financial Group Inc. (a)	5,252	187,444
City Holding Co. (a)	832	66,460
Civista Bancshares Inc. (a)	1,058	22,493
CNB Financial Corp. (a)	1,073	25,956
Coastal Financial Corp. (a)(b)	542	20,661
Colony Bankcorp Inc. (a)	953	14,381
Columbia Banking System Inc. (a)	4,588	131,446
Comerica Inc. (a)	1,264	92,752
Commerce Bancshares Inc. (a)	1,165	76,482
Community Bank System Inc. (a)	3,109	196,738
Community Trust Bancorp Inc. (a)	851	34,414
ConnectOne Bancorp Inc. (a)	2,286	55,893
CrossFirst Bankshares Inc. (a)(b)	2,521	33,277
Cullen/Frost Bankers Inc. (a)	600	69,870
Customers Bancorp Inc. (a)(b)	1,805	61,190
CVB Financial Corp. (a)	7,957	197,413
Dime Community Bancshares Inc. (a)	2,065	61,227
Eagle Bancorp Inc. (a)	1,846	87,519
East West Bancorp Inc. (a)	1,393	90,266
Eastern Bankshares Inc. (a)	9,706	179,173
Enterprise Bancorp Inc. (a)	668	21,503
	Number of Shares	Fair Value
Enterprise Financial Services Corp. (a)	2,054	$ 85,241
Equity Bancshares Inc., Class A (a)	895	26,098
Esquire Financial Holdings Inc. (a)	403	13,420
Farmers & Merchants Bancorp Inc./Archbold (a)	705	23,399
Farmers National Banc Corp. (a)	1,668	25,020
FB Financial Corp. (a)	2,111	82,793
Fifth Third Bancorp (a)	6,733	226,229
Financial Institutions Inc. (a)	840	21,857
First Bancorp Inc. (a)	754	22,718
First Bancorp/Southern Pines NC (a)	2,055	71,720
First Bank (a)	1,089	15,224
First Busey Corp. (a)	3,088	70,561
First Business Financial Services Inc. (a)	467	14,566
First Citizens BancShares Inc., Class A (a)	119	77,800
First Commonwealth Financial Corp. (a)	5,259	70,576
First Community Bancshares Inc. (a)	900	26,469
First Financial Bancorp. (a)	5,427	105,284
First Financial Bankshares Inc. (a)	7,568	297,195
First Financial Corp. (a)	609	27,101
First Foundation Inc. (a)	3,069	62,853
First Guaranty Bancshares Inc. (a)	353	8,581
First Hawaiian Inc. (a)	1,500	34,065
First Horizon Corp. (a)	4,900	107,114
First Internet Bancorp (a)	666	24,522
First Interstate BancSystem Inc., Class A (a)	5,456	207,928
First Merchants Corp. (a)	3,333	118,721
First Mid Bancshares Inc. (a)	1,085	38,702
First Republic Bank (a)	1,782	256,964
First Western Financial Inc. (a)(b)	460	12,507
Five Star Bancorp (a)	897	23,699
Flushing Financial Corp. (a)	1,594	33,888
FNB Corp. (a)	4,200	45,612
Fulton Financial Corp. (a)	9,458	136,668
FVCBankcorp Inc. (a)(b)	696	13,106

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
German American Bancorp Inc. (a)	1,612	$ 55,098
Glacier Bancorp Inc. (a)	6,473	306,950
Great Southern Bancorp Inc. (a)	553	32,384
Guaranty Bancshares Inc. (a)	575	20,844
Hancock Whitney Corp. (a)	5,020	222,537
Hanmi Financial Corp. (a)	1,677	37,632
HarborOne Bancorp Inc. (a)	2,582	35,606
HBT Financial Inc. (a)	734	13,117
Heartland Financial USA Inc. (a)	2,392	99,364
Heritage Commerce Corp. (a)	3,202	34,229
Heritage Financial Corp. (a)	2,114	53,188
Hilltop Holdings Inc. (a)	3,476	92,670
Home BancShares Inc. (a)	11,074	230,007
HomeStreet Inc. (a)	1,076	37,305
HomeTrust Bancshares Inc. (a)	798	19,950
Hope Bancorp Inc. (a)	6,749	93,406
Horizon Bancorp Inc. (a)	2,359	41,094
Huntington Bancshares Inc. (a)	14,246	171,379
Independent Bank Corp. (a)	3,806	236,927
Independent Bank Group Inc. (a)	2,101	142,679
International Bancshares Corp. (a)	3,168	126,973
John Marshall Bancorp Inc. (a)	663	14,944
KeyCorp (a)	9,151	157,672
Lakeland Bancorp Inc. (a)	3,738	54,650
Lakeland Financial Corp. (a)	1,429	94,914
Live Oak Bancshares Inc. (a)	1,906	64,594
M&T Bank Corp. (a)	1,752	279,251
Macatawa Bank Corp. (a)	1,260	11,138
Mercantile Bank Corp. (a)	839	26,806
Meta Financial Group Inc. (a)	1,805	69,799
Metrocity Bankshares Inc. (a)	1,011	20,533
Metropolitan Bank Holding Corp. (a)(b)	614	42,624
Mid Penn Bancorp Inc. (a)	757	20,416
Midland States Bancorp Inc. (a)	1,153	27,718
MidWestOne Financial Group Inc. (a)	763	22,676
MVB Financial Corp. (a)	725	22,555
National Bank Holdings Corp., Class A (a)	1,764	67,508
NBT Bancorp Inc. (a)	2,364	88,863
Nicolet Bankshares Inc. (b)	743	53,749
	Number of Shares	Fair Value
Northeast Bank	391	$ 14,283
Northwest Bancshares Inc.	6,856	87,757
OceanFirst Financial Corp.	3,574	68,371
Old National Bancorp	17,079	252,598
Old Second Bancorp Inc.	2,467	33,008
Origin Bancorp Inc.	1,364	52,923
Orrstown Financial Services Inc.	805	19,457
Pacific Premier Bancorp Inc.	5,460	159,650
PacWest Bancorp	1,300	34,658
Park National Corp.	850	103,063
Parke Bancorp Inc.	588	12,324
PCB Bancorp	678	12,665
Peapack-Gladstone Financial Corp.	965	28,661
Peoples Bancorp Inc.	1,620	43,092
Peoples Financial Services Corp.	373	20,828
Pinnacle Financial Partners Inc.	986	71,298
Preferred Bank	828	56,321
Premier Financial Corp.	2,205	55,897
Primis Financial Corp.	1,745	23,784
Professional Holding Corp., Class A (b)	753	15,098
Prosperity Bancshares Inc.	900	61,443
QCR Holdings Inc.	1,011	54,584
RBB Bancorp	1,019	21,063
Red River Bancshares Inc.	217	11,735
Regions Financial Corp.	9,477	177,694
Renasant Corp.	3,187	91,817
Republic Bancorp Inc., Class A	500	24,125
Republic First Bancorp Inc. (b)	3,192	12,162
S&T Bancorp Inc.	2,378	65,229
Sandy Spring Bancorp Inc.	2,578	100,722
Seacoast Banking Corporation of Florida	3,524	116,433
ServisFirst Bancshares Inc.	2,921	230,525
Shore Bancshares Inc.	1,036	19,166
Sierra Bancorp	1,015	22,056
Signature Bank	636	113,978
Silvergate Capital Corp., Class A (b)	1,825	97,692
Simmons First National Corp., Class A	7,287	154,922
SmartFinancial Inc.	998	24,112
South Plains Financial Inc.	774	18,684
South State Corp.	4,362	336,528

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Southern First Bancshares Inc. (b)	535	$ 23,321
Southside Bancshares Inc.	1,738	65,036
Stock Yards Bancorp Inc.	1,667	99,720
Summit Financial Group Inc.	818	22,724
SVB Financial Group (b)	591	233,439
Synovus Financial Corp.	1,818	65,539
Texas Capital Bancshares Inc. (b)	2,961	155,867
The Bancorp Inc. (a)(b)	3,204	62,542
The First Bancshares Inc. (a)	1,107	31,660
The First of Long Island Corp. (a)	1,199	21,018
The PNC Financial Services Group Inc.	4,115	649,224
Third Coast Bancshares Inc. (b)	744	16,294
Tompkins Financial Corp.	866	62,439
TowneBank	3,922	106,482
TriCo Bancshares	1,843	84,115
Triumph Bancorp Inc. (b)	1,398	87,459
Truist Financial Corp.	13,298	630,724
Trustmark Corp.	3,567	104,121
UMB Financial Corp.	2,564	220,760
Umpqua Holdings Corp.	2,600	43,602
United Bankshares Inc.	7,715	270,565
United Community Banks Inc.	6,191	186,906
Unity Bancorp Inc.	410	10,857
Univest Financial Corp.	1,593	40,526
USCB Financial Holdings Inc. (b)	628	7,247
Valley National Bancorp	25,087	261,156
Veritex Holdings Inc.	3,058	89,477
Washington Federal Inc.	3,774	113,296
Washington Trust Bancorp Inc.	946	45,758
Webster Financial Corp.	1,972	83,120
WesBanco Inc.	3,399	107,782
West BanCorp Inc.	858	20,884
Westamerica BanCorp	1,546	86,050
Western Alliance Bancorp	1,100	77,660
Wintrust Financial Corp.	700	56,105
Zions Bancorp NA	1,475	75,078
		16,794,882
Reinsurance - 0.0% *
Alleghany Corp. (a)(b)	133	110,802
Reinsurance Group of America Inc.	700	82,103
		192,905
	Number of Shares	Fair Value
Renewable Electricity - 0.0% *
Altus Power Inc. (a)(b)	2,439	$ 15,390
Brookfield Renewable Corp., Class A (a)	1,300	46,293
Brookfield Renewable Corp., Class A	2,200	78,197
Montauk Renewables Inc. (a)(b)	3,750	37,688
Ormat Technologies Inc.	2,641	206,922
Sunnova Energy International Inc. (b)	5,781	106,544
		491,034
Research & Consulting Services - 0.2%
Atlas Technical Consultants Inc. (a)(b)	1,038	5,460
Booz Allen Hamilton Holding Corp. (a)	1,224	110,601
CACI International Inc., Class A (a)(b)	200	56,356
CBIZ Inc. (a)(b)	2,861	114,325
CoStar Group Inc. (a)(b)	3,928	237,290
CRA International Inc. (a)	395	35,281
Dun & Bradstreet Holdings Inc. (a)(b)	2,100	31,563
Equifax Inc. (a)	1,191	217,691
Exponent Inc. (a)	3,002	274,593
Forrester Research Inc. (a)(b)	614	29,374
Franklin Covey Co. (a)(b)	681	31,449
FTI Consulting Inc. (a)(b)	300	54,255
Huron Consulting Group Inc. (a)(b)	1,212	78,768
ICF International Inc. (a)	1,093	103,835
Jacobs Engineering Group Inc. (a)	1,300	165,269
KBR Inc. (a)	1,300	62,907
LegalZoom.Com Inc. (a)(b)	5,704	62,687
Leidos Holdings Inc. (a)	1,391	140,088
ManTech International Corp., Class A (a)	1,741	166,178
Nielsen Holdings PLC (a)	3,800	88,236
Planet Labs PBC (b)	9,053	39,199
Red Violet Inc. (b)	552	10,510
Resources Connection Inc.	1,707	34,772
Science Applications International Corp.	600	55,860
Spire Global Inc. (b)	7,282	8,447
TransUnion	1,989	159,100
Verisk Analytics Inc.	1,546	267,597

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Willdan Group Inc. (b)	808	$ 22,285
		2,663,976
Residential REITs - 0.2%
American Campus Communities Inc. (a)	1,300	83,811
American Homes 4 Rent, Class A (a)	3,000	106,320
Apartment Income REIT Corp. (a)	1,351	56,202
Apartment Investment & Management Co., Class A (a)(b)	8,384	53,658
AvalonBay Communities Inc. (a)	1,405	272,921
Bluerock Residential Growth REIT Inc. (a)	1,669	43,878
BRT Apartments Corp. (a)	844	18,137
Camden Property Trust (a)	1,138	153,038
Centerspace (a)	878	71,601
Clipper Realty Inc. (a)	701	5,412
Equity LifeStyle Properties Inc. (a)	1,802	126,987
Equity Residential (a)	3,712	268,081
Essex Property Trust Inc. (a)	704	184,103
Independence Realty Trust Inc. (a)	12,909	267,604
Invitation Homes Inc. (a)	5,970	212,413
Mid-America Apartment Communities Inc. (a)	1,124	196,329
NexPoint Residential Trust Inc. (a)	1,318	82,388
Sun Communities Inc.	1,320	210,355
UDR Inc.	3,147	144,888
UMH Properties Inc.	2,884	50,931
Washington Real Estate Investment Trust	5,091	108,489
		2,717,546
Restaurants - 0.4%
Aramark (a)	2,300	70,449
Biglari Holdings Inc., Class B (a)(b)	20	2,454
BJ's Restaurants Inc. (a)(b)	1,229	26,645
Bloomin' Brands Inc. (a)	4,976	82,701
Brinker International Inc. (a)(b)	2,474	54,502
Chipotle Mexican Grill Inc. (a)(b)	269	351,653
Chuy's Holdings Inc. (a)(b)	1,071	21,334
Cracker Barrel Old Country Store Inc. (a)	1,336	111,543
	Number of Shares	Fair Value
Darden Restaurants Inc. (a)	1,200	$ 135,744
Dave & Buster's Entertainment Inc. (a)(b)	2,459	80,606
Denny's Corp. (a)(b)	3,390	29,425
Dine Brands Global Inc. (a)	909	59,158
Domino's Pizza Inc. (a)	380	148,090
El Pollo Loco Holdings Inc. (a)(b)	1,448	14,248
First Watch Restaurant Group Inc. (a)(b)	526	7,585
Jack in the Box Inc. (a)	1,185	66,431
Krispy Kreme Inc. (a)	4,182	56,875
Kura Sushi USA Inc., Class A (a)(b)	203	10,055
McDonald's Corp. (a)	7,260	1,792,349
Noodles & Co. (b)	1,800	8,460
Papa John's International Inc.	1,923	160,609
Portillo's Inc., Class A (b)	1,528	24,983
Ruth's Hospitality Group Inc.	1,805	29,349
Shake Shack Inc., Class A (b)	2,224	87,803
Starbucks Corp.	11,280	861,679
Sweetgreen Inc., Class A (b)	867	10,101
Texas Roadhouse Inc.	3,968	290,458
The Cheesecake Factory Inc. (a)	2,898	76,565
The ONE Group Hospitality Inc. (b)	940	6,928
The Wendy's Co.	1,800	33,984
Wingstop Inc.	1,746	130,548
Yum! Brands Inc.	2,881	327,022
		5,170,336
Retail REITs - 0.2%
Acadia Realty Trust (a)	5,424	84,723
Agree Realty Corp. (a)	4,326	312,034
Alexander's Inc. (a)	116	25,771
Brixmor Property Group Inc. (a)	2,800	56,588
CBL & Associates Properties Inc. (a)(b)	1,550	36,409
Cedar Realty Trust Inc. (a)	626	18,023
Federal Realty Investment Trust (a)	700	67,018
Getty Realty Corp. (a)	2,495	66,117
InvenTrust Properties Corp. (a)	3,946	101,767
Kimco Realty Corp. (a)	6,334	125,223
Kite Realty Group Trust (a)	12,688	219,376
National Retail Properties Inc. (a)	1,700	73,100

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
NETSTREIT Corp. (a)	2,802	$ 52,874
Phillips Edison & Company Inc.	6,659	222,477
Realty Income Corp.	5,997	409,355
Regency Centers Corp.	1,900	112,689
Retail Opportunity Investments Corp.	7,023	110,823
RPT Realty	5,129	50,418
Saul Centers Inc.	643	30,292
Simon Property Group Inc.	3,263	309,724
SITE Centers Corp.	11,342	152,777
Spirit Realty Capital Inc.	1,200	45,336
Tanger Factory Outlet Centers Inc.	5,738	81,594
The Macerich Co. (a)	12,543	109,250
The Necessity Retail REIT Inc. (a)	7,574	55,139
Urban Edge Properties	6,511	99,032
Urstadt Biddle Properties Inc., Class A	1,612	26,114
Whitestone REIT	2,498	26,854
		3,080,897
Security & Alarm Services - 0.0% *
CoreCivic Inc. (a)(b)	7,173	79,692
The Brink's Co. (a)	2,714	164,767
The GEO Group Inc. (a)(b)	6,500	42,900
		287,359
Semiconductor Equipment - 0.3%
ACM Research Inc., Class A (a)(b)	2,792	46,989
Amkor Technology Inc. (a)	5,740	97,293
Applied Materials Inc. (a)	8,634	785,521
Atomera Inc. (a)(b)	1,498	14,051
Axcelis Technologies Inc. (a)(b)	1,853	101,619
AXT Inc. (a)(b)	2,993	17,539
CMC Materials Inc. (a)	1,662	290,002
Cohu Inc. (a)(b)	2,857	79,282
CyberOptics Corp. (a)(b)	417	14,570
Enphase Energy Inc. (a)(b)	1,246	243,269
Entegris Inc. (a)	1,382	127,324
FormFactor Inc. (a)(b)	4,544	175,989
Ichor Holdings Ltd. (a)(b)	1,550	40,269
KLA Corp. (a)	1,428	455,646
Lam Research Corp. (a)	1,377	586,809
MKS Instruments Inc. (a)	600	61,578
Onto Innovation Inc. (b)	2,887	201,339
PDF Solutions Inc. (b)	1,649	35,470
	Number of Shares	Fair Value
Photronics Inc. (b)	3,570	$ 69,544
Teradyne Inc.	1,629	145,877
Ultra Clean Holdings Inc. (b)	2,630	78,295
Veeco Instruments Inc. (b)	3,048	59,131
		3,727,406
Semiconductors - 1.2%
Advanced Micro Devices Inc. (a)(b)	15,900	1,215,873
Allegro MicroSystems Inc. (a)(b)	900	18,621
Alpha & Omega Semiconductor Ltd. (a)(b)	1,195	39,841
Ambarella Inc. (a)(b)	2,121	138,841
Analog Devices Inc. (a)	5,169	755,139
Broadcom Inc. (a)	3,944	1,916,035
CEVA Inc. (a)(b)	1,244	41,749
Cirrus Logic Inc. (a)(b)	600	43,524
Credo Technology Group Holding Ltd. (a)(b)	1,368	15,978
Diodes Inc. (a)(b)	2,592	167,366
First Solar Inc. (a)(b)	1,011	68,879
GLOBALFOUNDRIES Inc. (a)(b)	700	28,238
Impinj Inc. (a)(b)	1,224	71,812
indie Semiconductor Inc., Class A (a)(b)	5,810	33,117
Intel Corp. (a)	41,003	1,533,922
Lattice Semiconductor Corp. (a)(b)	1,200	58,200
MACOM Technology Solutions Holdings Inc. (a)(b)	2,944	135,718
Marvell Technology Inc. (a)	8,421	366,566
MaxLinear Inc. (a)(b)	4,183	142,138
Microchip Technology Inc. (a)	5,438	315,839
Micron Technology Inc. (a)	11,190	618,583
Monolithic Power Systems Inc. (a)	483	185,491
NeoPhotonics Corp. (a)(b)	2,882	45,334
NVIDIA Corp.	23,992	3,636,947
ON Semiconductor Corp. (b)	4,217	212,157
Parade Technologies Ltd.	1,000	38,677
Power Integrations Inc.	3,398	254,884
Qorvo Inc. (b)	1,097	103,469
QUALCOMM Inc.	11,034	1,409,483
Rambus Inc. (b)	6,383	137,171
Rigetti Computing Inc.	1,866	6,848
Rockley Photonics Holdings Ltd. (b)	5,935	12,938

See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Semtech Corp. (b)	3,659	$ 201,135
Silicon Laboratories Inc. (b)	2,148	301,193
SiTime Corp. (b)	933	152,107
SkyWater Technology Inc. (b)	372	2,240
Skyworks Solutions Inc.	1,573	145,723
SMART Global Holdings Inc. (b)	2,993	48,995
SunPower Corp. (b)	4,765	75,335
Synaptics Inc. (b)	2,310	272,696
Texas Instruments Inc.	9,092	1,396,986
Transphorm Inc.	1,249	4,759
Universal Display Corp.	487	49,255
Wolfspeed Inc. (b)	1,079	68,463
		16,488,265
Silver - 0.0% *
Hecla Mining Co. (a)	31,142	122,077
Soft Drinks - 0.4%
Celsius Holdings Inc. (a)(b)	3,185	207,853
Coca-Cola Consolidated Inc. (a)	274	154,509
Keurig Dr Pepper Inc. (a)	8,391	296,957
Monster Beverage Corp. (a)(b)	3,752	347,810
National Beverage Corp. (a)	1,441	70,522
PepsiCo Inc.	13,763	2,293,742
Primo Water Corp.	9,176	122,775
The Coca-Cola Co. (a)	38,838	2,443,299
The Vita Coco Company Inc. (b)	1,623	15,889
		5,953,356
Specialized Consumer Services - 0.0% *
ADT Inc. (a)	2,900	17,835
Carriage Services Inc. (a)	842	33,385
European Wax Center Inc., Class A (a)	1,231	21,690
Frontdoor Inc. (a)(b)	4,820	116,066
H&R Block Inc. (a)	1,400	49,448
Mister Car Wash Inc. (a)(b)	900	9,792
Rover Group Inc. (b)	5,400	20,304
Service Corporation International	1,578	109,072
StoneMor Inc. (b)	2,500	8,550
Terminix Global Holdings Inc. (b)	1,400	56,910
The Beachbody Co. Inc. (a)(b)	6,094	7,313
Vivint Smart Home Inc. (b)	4,959	17,257
	Number of Shares	Fair Value
WW International Inc. (b)	2,818	$ 18,007
		485,629
Specialized Finance - 0.0% *
A-Mark Precious Metals Inc. (a)	979	31,573
SWK Holdings Corp. (b)	207	3,616
		35,189
Specialized REITs - 0.4%
American Tower Corp. (a)	4,634	1,184,404
CatchMark Timber Trust Inc., Class A (a)	2,665	26,810
Crown Castle International Corp. (a)	4,305	724,876
CubeSmart (a)	2,600	111,072
Digital Realty Trust Inc. (a)	2,821	366,250
EPR Properties (a)	700	32,851
Equinix Inc. (a)	921	605,115
Extra Space Storage Inc. (a)	1,317	224,048
Farmland Partners Inc. (a)	2,666	36,791
Four Corners Property Trust Inc. (a)	4,668	124,122
Gaming & Leisure Properties Inc. (a)	2,311	105,982
Gladstone Land Corp. (a)	1,916	42,459
Iron Mountain Inc. (a)	2,800	136,332
Lamar Advertising Co., Class A (a)	800	70,376
Life Storage Inc. (a)	948	105,854
National Storage Affiliates Trust (a)	800	40,056
Outfront Media Inc.	8,527	144,533
PotlatchDeltic Corp.	3,978	175,788
Public Storage	1,608	502,773
Rayonier Inc.	1,500	56,070
Safehold Inc.	1,264	44,708
SBA Communications Corp.	1,125	360,056
Uniti Group Inc.	13,819	130,175
VICI Properties Inc.	9,559	284,763
Weyerhaeuser Co.	7,493	248,168
		5,884,432
Specialty Chemicals - 0.3%
Albemarle Corp. (a)	1,137	237,610
Amyris Inc. (a)(b)	12,257	22,676
Ashland Global Holdings Inc. (a)	400	41,220
Aspen Aerogels Inc. (a)(b)	1,595	15,759
Avient Corp. (a)	5,301	212,464

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Axalta Coating Systems Ltd. (a)(b)	2,100	$ 46,431
Balchem Corp. (a)	1,855	240,668
Celanese Corp. (a)	1,200	141,132
Chase Corp. (a)	406	31,591
Danimer Scientific Inc. (a)(b)	6,473	29,517
Diversey Holdings Ltd. (a)(b)	4,550	30,030
DuPont de Nemours Inc. (a)	5,176	287,682
Eastman Chemical Co. (a)	1,377	123,613
Ecolab Inc. (a)	2,440	375,174
ECOVYST Inc. (a)	3,726	36,701
Element Solutions Inc. (a)	2,400	42,720
FutureFuel Corp. (a)	1,941	14,131
GCP Applied Technologies Inc. (a)(b)	2,898	90,649
Ginkgo Bioworks Holdings Inc. (a)(b)	8,000	19,040
HB Fuller Co. (a)	3,091	186,109
Ingevity Corp. (a)(b)	2,243	141,623
Innospec Inc. (a)	1,442	138,129
International Flavors & Fragrances Inc. (a)	2,513	299,349
Livent Corp. (a)(b)	9,438	214,148
Minerals Technologies Inc. (a)	1,868	114,583
PPG Industries Inc.	2,391	273,387
Quaker Chemical Corp.	789	117,971
Rayonier Advanced Materials Inc. (b)	3,045	7,978
RPM International Inc.	1,236	97,298
Sensient Technologies Corp.	2,443	196,808
Stepan Co.	1,262	127,904
The Sherwin-Williams Co.	2,408	539,175
Valhi Inc.	188	8,524
		4,501,794
Specialty Stores - 0.1%
Academy Sports & Outdoors Inc. (a)	4,884	173,577
Bath & Body Works Inc. (a)	2,198	59,170
Big 5 Sporting Goods Corp. (a)	1,497	16,781
Build-A-Bear Workshop Inc. (a)	826	13,563
Dick's Sporting Goods Inc. (a)	687	51,779
Five Below Inc. (a)(b)	600	68,058
Hibbett Inc. (a)	754	32,957
JOANN Inc. (a)	289	2,240
Leslie's Inc. (a)(b)	1,400	21,252
MarineMax Inc. (a)(b)	1,291	46,631
	Number of Shares	Fair Value
National Vision Holdings Inc. (a)(b)	4,670	$ 128,425
Party City Holdco Inc. (b)	7,907	10,437
Petco Health & Wellness Company Inc. (b)	300	4,422
Sally Beauty Holdings Inc. (b)	6,157	73,392
Signet Jewelers Ltd.	2,717	145,251
Sportsman's Warehouse Holdings Inc. (b)	2,332	22,364
The Container Store Group Inc. (a)(b)	2,347	14,622
The ODP Corp. (b)	2,590	78,322
Tractor Supply Co.	1,103	213,817
Ulta Beauty Inc. (b)	561	216,254
Warby Parker Inc., Class A (b)	4,860	54,724
Winmark Corp.	190	37,158
		1,485,196
Steel - 0.1%
Allegheny Technologies Inc. (a)(b)	7,197	163,444
Alpha Metallurgical Resources Inc. (a)	1,041	134,424
Carpenter Technology Corp. (a)	2,839	79,237
Cleveland-Cliffs Inc. (a)(b)	4,937	75,882
Commercial Metals Co. (a)	7,047	233,256
Haynes International Inc. (a)	813	26,642
Nucor Corp.	2,693	281,176
Olympic Steel Inc.	468	12,051
Ramaco Resources Inc.	1,305	17,161
Reliance Steel & Aluminum Co.	598	101,576
Ryerson Holding Corp.	888	18,906
Schnitzer Steel Industries Inc., Class A	1,607	52,774
Steel Dynamics Inc.	1,802	119,202
SunCoke Energy Inc.	4,551	30,992
TimkenSteel Corp. (b)	2,555	47,804
United States Steel Corp.	2,900	51,939
Warrior Met Coal Inc.	2,999	91,799
Worthington Industries Inc.	1,850	81,585
		1,619,850
Systems Software - 1.8%
A10 Networks Inc. (a)	3,664	52,688
Appian Corp. (a)(b)	2,331	110,396
Arteris Inc. (a)(b)	985	6,866
CommVault Systems Inc. (a)(b)	2,592	163,037

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Crowdstrike Holdings Inc., Class A (a)(b)	2,110	$ 355,662
Dolby Laboratories Inc., Class A (a)	457	32,703
Fortinet Inc. (b)	6,655	376,540
IronNet Inc. (a)(b)	3,774	8,341
KnowBe4 Inc., Class A (a)(b)	4,241	66,244
Mandiant Inc. (a)(b)	2,400	52,368
Microsoft Corp. (a)	73,939	18,989,753
N-Able Inc. (a)(b)	3,970	35,730
NortonLifeLock Inc.	5,513	121,066
OneSpan Inc. (b)	2,332	27,751
Oracle Corp.	14,945	1,044,207
Palo Alto Networks Inc. (b)	967	477,640
Ping Identity Holding Corp. (b)	4,500	81,630
Progress Software Corp.	2,582	116,965
Qualys Inc. (b)	2,273	286,716
Rapid7 Inc. (b)	3,382	225,918
Sailpoint Technologies Holdings Inc. (b)	5,423	339,914
SecureWorks Corp., Class A (b)	300	3,258
SentinelOne Inc., Class A (b)	1,600	37,328
ServiceNow Inc. (b)	2,014	957,697
Telos Corp. (b)	3,137	25,347
Tenable Holdings Inc. (b)	6,401	290,669
Teradata Corp. (b)	1,100	40,711
UiPath Inc., Class A (b)	3,600	65,484
Varonis Systems Inc. (b)	6,344	186,006
VMware Inc., Class A	2,039	232,405
Xperi Holding Corp.	5,889	84,978
Zscaler Inc. (b)	779	116,468
Zuora Inc., Class A (b)	6,959	62,283
		25,074,769
Technology Distributors - 0.1% *
Arrow Electronics Inc. (a)(b)	667	74,764
Avnet Inc. (a)	1,000	42,880
CDW Corp. (a)	1,371	216,015
ePlus Inc. (a)(b)	1,491	79,202
Insight Enterprises Inc. (a)(b)	1,829	157,806
PC Connection Inc.	600	26,430
ScanSource Inc. (b)	1,536	47,831
TD SYNNEX Corp.	400	36,440
		681,368
Technology Hardware, Storage & Peripherals - 1.6%
3D Systems Corp. (a)(b)	7,378	71,567
Apple Inc. (a)	151,165	20,667,279
	Number of Shares	Fair Value
Avid Technology Inc. (a)(b)	2,008	$ 52,108
Corsair Gaming Inc. (a)(b)	2,231	29,293
Dell Technologies Inc., Class C (a)	2,704	124,952
Diebold Nixdorf Inc. (a)(b)	3,505	7,956
Eastman Kodak Co. (a)(b)	3,328	15,442
Hewlett Packard Enterprise Co. (a)	12,984	172,168
HP Inc. (a)	10,238	335,602
IonQ Inc. (b)	6,919	30,305
NetApp Inc. (a)	2,167	141,375
Pure Storage Inc., Class A (b)	2,900	74,559
Super Micro Computer Inc. (b)	2,644	106,685
Turtle Beach Corp. (b)	1,100	13,453
Western Digital Corp. (b)	3,100	138,973
Xerox Holdings Corp.	6,658	98,871
		22,080,588
Textiles - 0.0% *
Unifi Inc. (b)	1,019	14,327
Thrifts & Mortgage Finance - 0.1%
Axos Financial Inc. (a)(b)	3,337	119,631
Blue Foundry Bancorp (a)(b)	2,011	24,112
Bridgewater Bancshares Inc. (a)(b)	1,518	24,501
Capitol Federal Financial Inc. (a)	7,251	66,564
Columbia Financial Inc. (a)(b)	2,173	47,393
Enact Holdings Inc.	1,749	37,569
Essent Group Ltd.	6,135	238,652
Federal Agricultural Mortgage Corp., Class C (a)	559	54,586
Finance Of America Companies Inc., Class A (a)(b)	887	1,393
Flagstar Bancorp Inc. (a)	3,045	107,945
Greene County Bancorp Inc. (a)	197	8,922
Hingham Institution for Savings (a)	78	22,134
Home Bancorp Inc.	545	18,601
Kearny Financial Corp. (a)	3,627	40,296
Luther Burbank Corp. (a)	741	9,670
Merchants Bancorp (a)	1,029	23,327
MGIC Investment Corp. (a)	3,600	45,360
Mr Cooper Group Inc. (a)(b)	4,228	155,337
New York Community Bancorp Inc. (a)	5,200	47,476
NMI Holdings Inc., Class A (b)	4,922	81,951

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Northfield Bancorp Inc.	2,398	$ 31,246
PCSB Financial Corp.	617	11,779
PennyMac Financial Services Inc.	1,685	73,651
Pioneer Bancorp Inc. (b)	646	6,331
Provident Bancorp Inc.	1,052	16,516
Provident Financial Services Inc.	4,428	98,567
Radian Group Inc.	10,193	200,292
Rocket Companies Inc., Class A	1,600	11,776
Southern Missouri Bancorp Inc.	550	24,893
Sterling Bancorp Inc. (b)	997	5,683
TFS Financial Corp.	400	5,492
TrustCo Bank Corp.	1,031	31,796
Velocity Financial Inc. (b)	496	5,451
Walker & Dunlop Inc.	1,787	172,160
Waterstone Financial Inc.	1,528	26,052
WSFS Financial Corp.	3,751	150,378
		2,047,483
Tires & Rubber - 0.0% *
The Goodyear Tire & Rubber Co. (a)(b)	16,340	175,001
Tobacco - 0.2%
22nd Century Group Inc. (a)(b)	11,589	24,685
Altria Group Inc. (a)	17,807	743,798
Philip Morris International Inc.	15,291	1,509,833
Turning Point Brands Inc.	971	26,343
Universal Corp.	1,436	86,878
Vector Group Ltd.	8,529	89,555
		2,481,092
Trading Companies & Distributors - 0.2%
Air Lease Corp. (a)	1,200	40,116
Alta Equipment Group Inc. (a)(b)	1,326	11,894
Applied Industrial Technologies Inc. (a)	2,229	214,363
Beacon Roofing Supply Inc. (a)(b)	3,155	162,041
BlueLinx Holdings Inc. (a)(b)	561	37,480
Boise Cascade Co. (a)	2,300	136,827
Core & Main Inc., Class A (a)(b)	200	4,460
Custom Truck One Source Inc. (a)(b)	4,149	23,234
	Number of Shares	Fair Value
Distribution Solutions Group Inc. (a)(b)	287	$ 14,749
DXP Enterprises Inc. (a)(b)	1,141	34,949
Fastenal Co. (a)	5,737	286,391
GATX Corp. (a)	2,068	194,723
Global Industrial Co.	846	28,569
GMS Inc. (a)(b)	2,519	112,096
H&E Equipment Services Inc. (a)	1,975	57,216
Herc Holdings Inc. (a)	1,494	134,684
Hudson Technologies Inc. (a)(b)	2,511	18,858
Karat Packaging Inc. (a)(b)	279	4,760
McGrath RentCorp. (a)	1,411	107,236
MRC Global Inc. (a)(b)	4,834	48,147
MSC Industrial Direct Company Inc., Class A (a)	498	37,405
NOW Inc. (b)	6,154	60,186
Rush Enterprises Inc., Class A	2,472	119,150
Rush Enterprises Inc., Class B	402	19,943
SiteOne Landscape Supply Inc. (b)	500	59,435
Textainer Group Holdings Ltd.	2,639	72,335
Titan Machinery Inc. (b)	1,052	23,575
Transcat Inc. (b)	385	21,872
United Rentals Inc. (b)	694	168,580
Univar Solutions Inc. (b)	1,800	44,766
Veritiv Corp. (b)	848	92,050
Watsco Inc.	320	76,422
WESCO International Inc. (b)	400	42,840
WW Grainger Inc.	428	194,496
		2,705,848
Trucking - 0.1%
AMERCO (a)	83	39,693
ArcBest Corp. (a)	1,423	100,137
Avis Budget Group Inc. (a)(b)	300	44,124
Bird Global Inc., Class A (a)(b)	9,981	4,352
Covenant Logistics Group Inc. (a)	892	22,380
Daseke Inc. (a)(b)	2,896	18,506
Heartland Express Inc. (a)	2,585	35,957
Hertz Global Holdings Inc. (a)(b)	2,300	36,432
JB Hunt Transport Services Inc. (a)	854	134,479
Knight-Swift Transportation Holdings Inc. (a)	1,722	79,711
Landstar System Inc. (a)	344	50,025
Lyft Inc., Class A (a)(b)	2,515	33,399

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Marten Transport Ltd. (a)	3,650	$ 61,393
Old Dominion Freight Line Inc.	954	244,491
PAM Transportation Services Inc. (b)	498	13,640
Ryder System Inc.	594	42,210
Saia Inc. (b)	1,547	290,836
Schneider National Inc., Class B	300	6,714
TuSimple Holdings Inc., Class A (b)	8,147	58,903
Uber Technologies Inc. (b)	18,759	383,809
Universal Logistics Holdings Inc.	426	11,634
Werner Enterprises Inc.	3,785	145,874
XPO Logistics Inc. (b)	1,100	52,976
		1,911,675
Water Utilities - 0.1%
American States Water Co. (a)	2,150	175,247
American Water Works Company Inc. (a)	1,832	272,547
Artesian Resources Corp., Class A (a)	434	21,340
California Water Service Group (a)	3,126	173,649
Essential Utilities Inc. (a)	2,500	114,625
Global Water Resources Inc. (a)	607	8,018
Middlesex Water Co. (a)	1,011	88,644
Pure Cycle Corp. (b)	1,394	14,693
SJW Group	1,553	96,923
The York Water Co.	826	33,395
		999,081
Wireless Telecommunication Services - 0.1%
Gogo Inc. (a)(b)	2,913	47,162
KORE Group Holdings Inc. (b)	2,043	6,272
Shenandoah Telecommunications Co.	2,958	65,668
Telephone & Data Systems Inc.	5,979	94,408
T-Mobile US Inc. (b)	5,915	795,804
United States Cellular Corp. (b)	1,016	29,423
		1,038,737
Total Common Stock (Cost $516,754,111)		471,891,025
Total Domestic Equity (Cost $516,754,111)		471,891,025
	Number of Shares	Fair Value
Foreign Equity - 23.6%
Common Stock - 23.4%
Advertising - 0.1%
Cheil Worldwide Inc. (a)	840	$ 15,365
CyberAgent Inc. (a)	6,900	68,617
Dentsu Group Inc. (a)	3,600	107,983
Focus Media Information Technology Company Ltd., Class A (a)	10,900	10,942
Gambling.com Group Ltd. (a)(b)	505	3,974
Hakuhodo DY Holdings Inc. (a)	3,600	32,991
Informa PLC (a)(b)	23,673	152,028
Publicis Groupe S.A.	3,789	184,830
WPP PLC	18,968	189,952
		766,682
Aerospace & Defense - 0.2%
AECC Aviation Power Company Ltd., Class A (a)	2,100	14,255
Airbus SE (a)	9,687	936,266
Aselsan Elektronik Sanayi Ve Ticaret AS (a)	7,417	10,155
AviChina Industry & Technology Company Ltd., Class H (a)	35,000	20,027
BAE Systems PLC (a)	51,833	522,599
Bharat Electronics Ltd. (a)	14,033	41,598
CAE Inc. (a)(b)	5,000	122,950
Dassault Aviation S.A. (a)	427	66,470
Elbit Systems Ltd. (a)	448	101,979
Kongsberg Gruppen ASA (a)	1,542	55,095
Korea Aerospace Industries Ltd. (a)	858	35,552
Kuang-Chi Technologies Company Ltd., Class A (a)(b)	3,100	7,986
MTU Aero Engines AG (a)	846	153,629
Rheinmetall AG	690	158,916
Rolls-Royce Holdings PLC (b)	132,652	133,632
Safran S.A.	5,627	554,214
Singapore Technologies Engineering Ltd.	26,500	77,689
Thales S.A.	1,770	216,595
		3,229,607
Agricultural & Farm Machinery - 0.0% *
CNH Industrial N.V. (a)	16,970	195,509

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Husqvarna AB, Class B B Shares (a)	7,198	$ 52,850
Kubota Corp. (a)	16,900	252,154
		500,513
Agricultural Products - 0.0% *
Beijing Dabeinong Technology Group Company Ltd., Class A A Shares (a)(b)	7,600	8,853
Charoen Pokphand Indonesia Tbk PT (a)	89,500	36,046
IOI Corp. Bhd (a)	32,700	28,490
Jiangxi Zhengbang Technology Company Ltd., Class A (a)(b)	4,100	3,706
Kuala Lumpur Kepong Bhd (a)	5,700	28,374
New Hope Liuhe Company Ltd., Class A A Shares (a)(b)	3,200	7,303
Sime Darby Plantation Bhd	21,300	20,925
Tongwei Company Ltd., Class A A Shares	3,300	29,465
Wilmar International Ltd.	32,306	93,782
		256,944
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	19,200	50,862
Deutsche Post AG (a)	16,311	609,450
DSV A/S (a)	3,164	440,883
Hyundai Glovis Company Ltd. (a)	247	34,147
SF Holding Company Ltd., Class A A Shares	3,700	30,801
SG Holdings Company Ltd.	4,600	77,505
Yamato Holdings Company Ltd.	4,900	78,267
YTO Express Group Company Ltd., Class A	2,700	8,212
Yunda Holding Company Ltd., Class A	3,600	9,161
ZTO Express Cayman Inc. ADR	4,409	121,027
		1,460,315
Airlines - 0.0% *
Air Canada (a)(b)	2,500	31,087
Air China Ltd., Class H H Shares (a)(b)	28,000	24,336
ANA Holdings Inc. (a)(b)	2,500	45,996
	Number of Shares	Fair Value
China Eastern Airlines Corporation Ltd., Class A (a)(b)	12,400	$ 10,154
China Southern Airlines Company Ltd., Class H (a)(b)	6,000	3,471
China Southern Airlines Company Ltd., Class A (a)(b)	11,600	12,648
Copa Holdings S.A., Class A (a)(b)	300	19,011
Deutsche Lufthansa AG (a)(b)	10,170	59,158
InterGlobe Aviation Ltd. (a)(b)(e)	1,049	21,335
Japan Airlines Company Ltd. (a)(b)	2,114	36,957
Korean Air Lines Company Ltd. (a)(b)	2,302	44,678
Qantas Airways Ltd. (b)	13,759	42,292
Singapore Airlines Ltd. (b)	22,600	82,820
		433,943
Airport Services - 0.0% *
Aena SME S.A. (a)(b)(e)	1,186	150,338
Aeroports de Paris (a)(b)	505	63,803
Airports of Thailand PCL NVDR (b)	44,919	90,206
Auckland International Airport Ltd. (a)(b)	21,063	94,029
Beijing Capital International Airport Company Ltd., Class H (a)(b)	16,000	10,909
Grupo Aeroportuario del Pacifico SAB de C.V., Class B B Shares (a)	3,300	45,812
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	1,530	29,972
Malaysia Airports Holdings Bhd (a)(b)	12,400	18,568
Shanghai International Airport Company Ltd., Class A (b)	1,300	10,995
		514,632
Aluminum - 0.0% *
Aluminum Corp. of China Ltd., Class H (a)	40,000	15,140
Aluminum Corp. of China Ltd., Class A A Shares (a)(b)	4,800	3,401
China Hongqiao Group Ltd. (a)	30,000	33,911
Constellium SE (a)(b)	7,355	97,160

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Hindalco Industries Ltd. (a)	14,043	$ 60,219
Norsk Hydro ASA	21,296	118,898
Press Metal Aluminium Holdings Bhd	38,100	41,147
Shandong Nanshan Aluminum Company Ltd., Class A	14,700	8,091
Yunnan Aluminium Company Ltd., Class A A Shares	4,900	7,221
		385,188
Apparel Retail - 0.1%
Fast Retailing Company Ltd. (a)	1,000	523,205
H & M Hennes & Mauritz AB, Class B (a)	11,562	137,832
Industria de Diseno Textil S.A. (a)	17,986	405,967
Mr Price Group Ltd. (a)	2,232	24,165
Pepkor Holdings Ltd. (e)	14,652	17,100
The Foschini Group Ltd.	3,538	26,347
Topsports International Holdings Ltd. (e)	21,000	19,081
		1,153,697
Apparel, Accessories & Luxury Goods - 0.6%
adidas AG (a)	2,848	502,473
ANTA Sports Products Ltd. (a)	12,676	155,725
Bosideng International Holdings Ltd. (a)	46,000	28,549
Burberry Group PLC (a)	6,351	126,570
Capri Holdings Ltd. (a)(b)	1,305	53,518
Cie Financiere Richemont S.A. (a)	8,579	910,905
Ermenegildo Zegna Holditalia S.p.A. (a)(b)	2,754	29,055
EssilorLuxottica S.A. (a)	4,729	706,488
F&F Company Ltd. (a)	165	17,092
FF Group (b)(c)**	1,860	—
Gildan Activewear Inc. (a)	3,200	91,910
Hermes International (a)	521	581,173
Kering S.A. (a)	1,231	630,734
Li Ning Company Ltd. (a)	24,319	225,309
LPP S.A. (a)	12	24,009
lululemon athletica Inc. (a)(b)	1,093	297,963
LVMH Moet Hennessy Louis Vuitton SE (a)	4,554	2,769,461
Moncler S.p.A.	3,253	139,197
Page Industries Ltd.	50	25,431
Pandora A/S	1,596	100,180
	Number of Shares	Fair Value
Shenzhou International Group Holdings Ltd.	8,600	$ 104,172
The Swatch Group AG	1,262	144,577
Titan Company Ltd.	3,675	90,336
		7,754,827
Application Software - 0.3%
Atlassian Corp. plc, Class A (a)(b)	1,396	261,610
AVEVA Group PLC (a)	2,059	56,287
Beijing Kingsoft Office Software Inc., Class A A Shares (a)	192	5,645
Constellation Software Inc. (a)	332	491,809
Dassault Systemes SE (a)	11,000	403,821
Hundsun Technologies Inc., Class A (a)	1,120	7,274
Iflytek Company Ltd., Class A A Shares (a)	1,500	9,223
Kaleyra Inc. (a)(b)	1,717	3,503
Kingdee International Software Group Company Ltd. (a)(b)	31,000	72,691
Lightspeed Commerce Inc. (a)(b)	2,300	51,173
NavInfo Company Ltd., Class A A Shares (a)	4,600	10,340
Nemetschek SE (a)	988	59,661
Nice Ltd. (a)(b)	1,047	200,452
Open Text Corp.	4,300	162,306
SAP SE	17,139	1,557,609
Sapiens International Corp. N.V.	1,701	41,147
Shanghai Baosight Software Company Ltd., Class B	4,000	16,872
Shanghai Baosight Software Company Ltd., Class A	1,200	9,773
Sinch AB (b)(e)	7,918	25,726
Temenos AG	1,072	91,395
The Sage Group PLC	16,186	124,783
Thunder Software Technology Company Ltd., Class A	500	9,731
WiseTech Global Ltd.	2,511	65,355
Xero Ltd. (b)	2,142	113,358
Yonyou Network Technology Company Ltd., Class A	2,600	8,419
		3,859,963
Asset Management & Custody Banks - 0.2%
3i Group PLC (a)	16,140	217,279
Abrdn PLC (a)	36,971	71,772

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Amundi S.A. (a)(e)	1,046	$ 57,083
Bangkok Commercial Asset Management PCL NVDR	18,629	9,168
Brookfield Asset Management Inc., Class A (a)	23,200	1,029,832
China Cinda Asset Management Company Ltd., Class H H Shares	91,556	14,351
EQT AB (a)	4,702	96,083
Hargreaves Lansdown PLC (a)	6,089	58,256
IGM Financial Inc. (a)	1,277	34,154
Janus Henderson Group PLC (a)	1,100	25,861
Julius Baer Group Ltd. (a)	3,499	160,961
Onex Corp.	1,100	54,661
Partners Group Holding AG	375	336,946
Reinet Investments SCA	1,466	25,575
Schroders PLC	2,113	68,567
St. James's Place PLC	8,599	115,135
		2,375,684
Auto Parts & Equipment - 0.1%
Adient PLC (a)(b)	5,528	163,795
Aisin Corp. (a)	2,500	77,288
Aptiv PLC (a)(b)	2,691	239,687
Bharat Forge Ltd. (a)	2,844	23,473
Changzhou Xingyu Automotive Lighting Systems Company Ltd., Class A (a)	300	7,652
Continental AG (a)	1,747	121,456
Denso Corp. (a)	7,100	376,702
Fuyao Glass Industry Group Company Ltd., Class H H Shares (a)(e)	6,156	31,223
Fuyao Glass Industry Group Company Ltd., Class A (a)	900	5,613
Hanon Systems (a)	2,623	20,303
Huayu Automotive Systems Company Ltd., Class A A Shares (a)	1,768	6,065
Huizhou Desay Sv Automotive Company Ltd., Class A (a)	200	4,415
Hyundai Mobis Company Ltd. (a)	665	101,921
Koito Manufacturing Company Ltd. (a)	1,800	57,039
Magna International Inc. (a)	4,735	259,444
Minth Group Ltd. (a)	8,000	21,817
	Number of Shares	Fair Value
Ningbo Tuopu Group Company Ltd., Class A A Shares (a)	800	$ 8,166
Samvardhana Motherson International Ltd.	14,295	21,387
Sumitomo Electric Industries Ltd.	11,966	132,031
Valeo	3,289	63,354
		1,742,831
Automobile Manufacturers - 0.6%
Astra International Tbk PT (a)	239,000	106,285
Bayerische Motoren Werke AG (a)	5,456	419,014
BYD Company Ltd., Class H (a)	9,000	360,140
BYD Company Ltd., Class A A Shares (a)	1,200	59,692
Chongqing Changan Automobile Company Ltd., Class A A Shares (a)	5,014	12,953
Dongfeng Motor Group Company Ltd., Class H H Shares (a)	30,000	22,786
Ferrari N.V. (a)	2,079	380,795
Ford Otomotiv Sanayi A/S (a)	501	8,012
Geely Automobile Holdings Ltd. (a)	62,000	140,957
Great Wall Motor Company Ltd., Class H (a)	32,533	66,915
Great Wall Motor Company Ltd., Class A (a)	800	4,420
Guangzhou Automobile Group Company Ltd., Class H H Shares (a)	38,000	36,756
Honda Motor Company Ltd. (a)	26,800	649,607
Hyundai Motor Co. (a)	1,489	206,997
Isuzu Motors Ltd. (a)	9,300	102,751
Kia Corp. (a)	2,738	163,006
Li Auto Inc. ADR (b)	5,800	222,198
Mahindra & Mahindra Ltd. (a)	9,993	138,325
Maruti Suzuki India Ltd. (a)	1,299	139,333
Mazda Motor Corp. (a)	9,600	78,437
Mercedes-Benz Group AG (a)	13,187	761,282
NIO Inc. ADR (b)	14,023	304,580
Nissan Motor Company Ltd.	36,800	143,077
Renault S.A. (b)	3,241	80,608
SAIC Motor Corporation Ltd., Class A A Shares	5,000	13,283
Stellantis N.V.	36,127	445,372

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Subaru Corp.	10,200	$ 181,055
Suzuki Motor Corp.	6,100	191,457
Tata Motors Ltd. (b)	18,937	98,746
Toyota Motor Corp.	173,900	2,688,087
Volkswagen AG	462	83,993
Volvo Car AB, Class B (b)	10,096	66,956
XPeng Inc. ADR (b)	4,300	136,482
		8,514,357
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co for Distribution PJSC (a)	31,683	36,401
China Meidong Auto Holdings Ltd. (a)	6,000	18,886
Hotai Motor Company Ltd. (a)	3,863	78,732
PTT Oil & Retail Business PCL NVDR	42,408	30,587
USS Company Ltd.	3,300	57,059
Vibra Energia S.A.	11,600	37,066
Zhongsheng Group Holdings Ltd.	6,500	45,849
		304,580
Biotechnology - 0.2%
3SBio Inc. (a)(e)	22,500	17,892
Affimed N.V. (a)(b)	8,164	22,614
Alkermes PLC (a)(b)	9,494	282,826
Alteogen Inc. (a)(b)	335	15,764
Arbutus Biopharma Corp. (a)(b)	6,353	17,217
Argenx SE (a)(b)	800	298,999
Aurinia Pharmaceuticals Inc. (a)(b)	7,810	78,490
BeiGene Ltd. ADR (b)	500	80,925
Beijing Tiantan Biological Products Corporation Ltd., Class A (a)	1,500	5,432
Beijing Wantai Biological Pharmacy Enterprise Company Ltd., Class A A Shares (a)	80	1,853
BGI Genomics Company Ltd., Class A (a)	800	8,556
Biocon Ltd. (a)	4,931	19,256
Celltrion Inc. (a)	1,006	138,302
Chongqing Zhifei Biological Products Company Ltd., Class A (a)	800	13,247
CSL Ltd. (a)	7,908	1,463,131
Genmab A/S (a)(b)	1,085	350,362
Green Cross Corp. (a)	80	10,382
	Number of Shares	Fair Value
Grifols S.A. (a)	5,020	$ 94,651
Hualan Biological Engineering Inc., Class A A Shares (a)	2,038	6,931
Imeik Technology Development Company Ltd., Class A A Shares (a)	100	8,950
Innovent Biologics Inc. (a)(b)(e)	10,500	46,700
Prothena Corporation PLC (b)	2,212	60,056
Seegene Inc.	279	7,768
Shanghai RAAS Blood Products Company Ltd., Class A	5,500	4,865
Shenzhen Kangtai Biological Products Company Ltd., Class A	800	5,391
SK Bioscience Company Ltd. (b)	266	20,589
Swedish Orphan Biovitrum AB (b)	2,885	62,276
Walvax Biotechnology Company Ltd., Class A	1,400	10,105
Zai Lab Ltd. ADR (b)	800	27,744
		3,181,274
Brewers - 0.2%
AMBEV S.A. (a)	51,700	132,477
Anheuser-Busch InBev S.A. (a)	14,282	766,862
Asahi Group Holdings Ltd. (a)	7,600	248,662
Budweiser Brewing Company APAC Ltd. (a)(e)	29,200	87,448
Carlsberg A/S, Class B (a)	1,666	211,724
China Resources Beer Holdings Company Ltd. (a)	16,000	119,282
Chongqing Brewery Company Ltd., Class A (a)	100	2,187
Cia Cervecerias Unidas S.A. (a)	2,774	17,173
Heineken Holding N.V. (a)	1,638	118,929
Heineken N.V. (a)	4,275	388,829
Kirin Holdings Company Ltd. (a)	13,600	213,978
Tsingtao Brewery Company Ltd., Class H	6,924	72,002
Tsingtao Brewery Company Ltd., Class A	800	12,401
		2,391,954

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Broadcasting - 0.0% *
Vivendi SE	12,041	$ 122,056
Building Products - 0.2%
AGC Inc. (a)	3,200	112,355
Allegion PLC (a)	856	83,803
Assa Abloy AB, Class B (a)	16,544	350,822
Beijing New Building Materials PLC, Class A (a)	1,600	8,262
Caesarstone Ltd. (a)	1,654	15,101
China Lesso Group Holdings Ltd. (a)	16,494	24,887
Cie de Saint-Gobain (a)	8,213	351,565
Daikin Industries Ltd. (a)	4,100	656,399
Geberit AG (a)	593	284,189
Guangdong Kinlong Hardware Products Company Ltd., Class A (a)	200	3,870
Kingspan Group PLC (a)	2,434	146,062
Lixil Corp. (a)	5,000	93,482
Nibe Industrier AB, Class B B Shares (a)	25,181	188,721
ROCKWOOL A/S, Class B	123	27,623
TOTO Ltd.	2,400	79,143
Trane Technologies PLC	2,313	300,389
Xinyi Glass Holdings Ltd.	27,000	64,756
		2,791,429
Cable & Satellite - 0.0% *
Cyfrowy Polsat S.A. (a)	3,840	18,124
Grupo Televisa SAB (a)	24,100	39,431
MultiChoice Group (a)	3,711	26,234
Quebecor Inc., Class B	2,400	51,183
Shaw Communications Inc., Class B	7,900	232,293
		367,265
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd. (a)	9,986	236,083
Entain PLC (a)(b)	9,285	140,388
Evolution AB (a)(e)	3,024	274,472
Flutter Entertainment PLC (a)(b)	2,759	278,287
Galaxy Entertainment Group Ltd. (a)	36,000	214,708
Genting Bhd (a)	24,200	24,927
Genting Malaysia Bhd (a)	30,500	19,653
Genting Singapore Ltd. (a)	90,100	46,613
Kangwon Land Inc. (a)(b)	1,128	22,067
	Number of Shares	Fair Value
La Francaise des Jeux SAEM (a)(e)	1,793	$ 61,896
NEOGAMES S.A. (a)(b)	765	10,259
OPAP S.A. (a)	2,623	37,431
Sands China Ltd. (b)	41,200	98,288
The Lottery Corporation Ltd. (b)	35,478	110,272
		1,575,344
Coal & Consumable Fuels - 0.0% *
Adaro Energy Tbk PT (a)	172,900	33,193
Cameco Corp. (a)	6,300	132,158
China Coal Energy Company Ltd., Class H (a)	22,000	18,644
China Shenhua Energy Company Ltd., Class H H Shares (a)	35,990	103,196
China Shenhua Energy Company Ltd., Class A (a)	3,800	18,875
Coal India Ltd. (a)	15,043	35,354
Exxaro Resources Ltd. (a)	2,356	28,501
Shaanxi Coal Industry Company Ltd., Class A	6,500	20,535
Shanxi Coking Coal Energy Group Company Ltd., Class A	3,800	7,589
United Tractors Tbk PT	17,600	33,552
Uranium Energy Corp. (b)	16,273	50,121
Washington H Soul Pattinson & Company Ltd.	3,709	60,039
Yanzhou Coal Mining Company Ltd., Class H H Shares	16,000	50,160
Yanzhou Coal Mining Company Ltd., Class A	2,300	13,544
		605,461
Commercial Printing - 0.0% *
Cimpress PLC (a)(b)	967	37,616
Dai Nippon Printing Company Ltd. (a)	3,800	81,843
Toppan Printing Company Ltd.	4,400	73,423
		192,882
Commodity Chemicals - 0.2%
Advanced Petrochemical Co. (a)	1,510	20,685
Asahi Kasei Corp. (a)	19,900	151,753
Barito Pacific Tbk PT (a)	341,700	17,317
Berger Paints India Ltd. (a)	2,928	21,070

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Do-Fluoride New Materials Company Ltd., Class A (a)	400	$ 2,918
Formosa Chemicals & Fibre Corp. (a)	46,000	115,567
Formosa Plastics Corp. (a)	47,000	171,507
Guangzhou Tinci Materials Technology Company Ltd., Class A (a)	1,860	17,218
Hanwha Solutions Corp. (a)(b)	1,295	37,801
Hengli Petrochemical Company Ltd., Class A (a)	4,300	14,264
Hengyi Petrochemical Company Ltd., Class A (a)	4,700	7,368
Huafon Chemical Company Ltd., Class A (a)	4,900	6,169
Hubei Xingfa Chemicals Group Company Ltd., Class A (a)	600	3,937
Indorama Ventures PCL NVDR	18,695	24,853
Inner Mongolia Yuan Xing Energy Company Ltd., Class A (a)	2,700	4,233
Jiangsu Eastern Shenghong Company Ltd., Class A (a)	3,800	9,585
Kingfa Sci & Tech Company Ltd., Class A A Shares (a)	1,800	2,556
Kumho Petrochemical Company Ltd. (a)	189	20,233
LB Group Company Ltd., Class A A Shares (a)	2,100	6,280
LG Chem Ltd. (a)	502	199,501
Lotte Chemical Corp. (a)	215	29,806
Mesaieed Petrochemical Holding Co. (a)	39,418	26,951
Mitsui Chemicals Inc. (a)	3,100	65,945
Nan Ya Plastics Corp. (a)	58,000	161,905
National Industrialization Co. (a)(b)	3,399	14,603
Orbia Advance Corp. SAB de C.V.	10,200	23,791
Orica Ltd.	6,934	75,194
Orion Engineered Carbons S.A.	3,712	57,647
Petronas Chemicals Group Bhd	25,400	51,866
PTT Global Chemical PCL NVDR	28,638	36,856
Rongsheng Petrochemical Company Ltd., Class A	5,350	12,281
Sahara International Petrochemical Co.	4,092	54,748
	Number of Shares	Fair Value
Satellite Chemical Company Ltd., Class A	2,518	$ 9,709
Saudi Basic Industries Corp.	9,768	264,500
Saudi Industrial Investment Group	4,178	31,735
Saudi Kayan Petrochemical Co. (b)	10,450	43,949
Shenzhen Senior Technology Material Company Ltd., Class A	599	2,595
Sinoma Science & Technology Company Ltd., Class A	2,800	11,485
SK Chemicals Company Ltd.	113	8,015
SKC Company Ltd.	278	28,477
Skshu Paint Company Ltd., Class A (b)	400	7,722
Suzhou TA&A Ultra Clean Technology Company Ltd., Class A	400	5,215
Tongkun Group Company Ltd., Class A A Shares	3,400	8,053
Toray Industries Inc.	22,100	123,827
Tosoh Corp.	4,482	55,590
Tronox Holdings PLC, Class A	6,812	114,442
Yanbu National Petrochemical Co.	2,801	37,699
Yunnan Energy New Material Company Ltd., Class A	500	18,679
		2,238,100
Communications Equipment - 0.1%
Accton Technology Corp. (a)	5,000	40,106
BYD Electronic International Company Ltd. (a)	7,020	22,142
Nokia Oyj	89,213	414,062
Telefonaktiebolaget LM Ericsson, Class B (a)	48,156	358,419
Tianjin 712 Communication & Broadcasting Company Ltd., Class A	1,900	8,927
Yealink Network Technology Corporation Ltd., Class A	1,100	12,494
ZTE Corp., Class H H Shares	10,000	23,296
ZTE Corp., Class A	4,400	16,755
		896,201
Computer & Electronics Retail - 0.0% *
Hikari Tsushin Inc. (a)	300	30,717

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios S.A. (a)	3,722	$ 90,003
Bouygues S.A. (a)	3,653	112,127
China Communications Services Corporation Ltd., Class H H Shares (a)	17,733	7,796
China Conch Venture Holdings Ltd. (a)	17,000	37,046
China Energy Engineering Corporation Ltd. (a)(b)	34,900	12,337
China National Chemical Engineering Company Ltd., Class A (a)	600	842
China Railway Group Ltd., Class H H Shares (a)	40,000	24,723
China Railway Group Ltd., Class A A Shares (a)	8,800	8,059
China State Construction Engineering Corporation Ltd., Class A (a)	23,400	18,569
China State Construction International Holdings Ltd. (a)	20,000	22,123
Eiffage S.A. (a)	1,324	118,873
Ferrovial S.A. (a)	8,007	202,492
GS Engineering & Construction Corp. (a)	456	11,080
Hyundai Engineering & Construction Company Ltd. (a)	544	17,325
Kajima Corp. (a)	6,400	73,349
Larsen & Toubro Ltd. (a)	7,381	145,639
Metallurgical Corp. of China Ltd., Class A (a)	1,300	679
Obayashi Corp.	11,000	79,754
Power Construction Corp. of China Ltd., Class A	7,600	8,922
Samsung Engineering Company Ltd. (b)	1,427	23,684
Shimizu Corp.	9,500	52,446
Skanska AB, Class B	5,739	87,815
Taisei Corp.	3,200	99,518
Vinci S.A.	8,772	779,141
WSP Global Inc.	1,900	214,370
		2,248,712
Construction Machinery & Heavy Trucks - 0.1%
Alstom S.A. (a)	5,037	113,691
China CSSC Holdings Ltd., Class A (a)	4,900	13,872
	Number of Shares	Fair Value
CRRC Corporation Ltd., Class H (a)	56,000	$ 20,839
CRRC Corporation Ltd., Class A (a)	24,300	18,848
Daimler Truck Holding AG (a)(b)	7,509	195,550
Doosan Bobcat Inc. (a)	635	14,134
Epiroc AB, Class A A Shares (a)	10,953	168,826
Epiroc AB, Class B B Shares (a)	6,228	83,993
Hitachi Construction Machinery Company Ltd. (a)	1,700	37,603
KION Group AG (a)	1,242	51,406
Knorr-Bremse AG (a)	1,231	70,036
Komatsu Ltd. (a)	15,300	338,761
Korea Shipbuilding & Offshore Engineering Co Ltd. (a)(b)	588	42,524
Samsung Heavy Industries Company Ltd. (b)	8,056	37,662
Sany Heavy Equipment International Holdings Company Ltd.	11,000	11,691
Sany Heavy Industry Company Ltd., Class A A Shares	5,300	15,068
Sinotruk Hong Kong Ltd.	12,500	17,523
Toyota Industries Corp.	2,400	148,393
Volvo AB, Class B B Shares	24,885	384,613
Volvo AB, Class A A Shares	3,431	55,111
Weichai Power Company Ltd., Class H	22,401	35,570
Weichai Power Company Ltd., Class A	7,800	14,508
XCMG Construction Machinery Company Ltd., Class A	9,300	7,477
Zoomlion Heavy Industry Science & Technology Company Ltd., Class A H Shares	14,748	7,875
Zoomlion Heavy Industry Science & Technology Company Ltd., Class A	8,700	7,994
		1,913,568
Construction Materials - 0.1%
ACC Ltd. (a)	514	13,811
Ambuja Cements Ltd. (a)	5,641	25,929
Anhui Conch Cement Company Ltd., Class H (a)	12,081	52,346

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Anhui Conch Cement Company Ltd., Class A A Shares (a)	2,769	$ 14,571
Asia Cement Corp. (a)	22,000	32,408
Cemex SAB de C.V. (a)(b)	147,000	57,049
China Jushi Company Ltd., Class A A Shares (a)	4,114	10,684
China National Building Material Company Ltd., Class H H Shares (a)	37,243	39,773
China Resources Cement Holdings Ltd. (a)	26,000	17,462
CRH PLC (a)	12,628	435,664
Grasim Industries Ltd. (a)	2,984	49,905
HeidelbergCement AG (a)	2,422	116,071
Holcim AG (a)	9,139	389,960
James Hardie Industries PLC	7,045	153,910
POSCO Chemical Company Ltd.	287	23,651
Semen Indonesia Persero Tbk PT	38,500	18,413
Shree Cement Ltd.	102	24,553
Taiwan Cement Corp.	56,000	74,394
The Siam Cement PCL NVDR	8,140	86,108
UltraTech Cement Ltd.	1,052	74,695
		1,711,357
Consumer Electronics - 0.2%
Garmin Ltd. (a)	1,448	142,266
LG Electronics Inc. (a)	1,122	76,304
Panasonic Holdings Corp.	36,500	294,595
Sharp Corp.	4,300	33,202
Sony Group Corp.	20,700	1,690,527
TCL Technology Group Corp., Class A A Shares	13,027	9,307
		2,246,201
Consumer Finance - 0.0% *
360 DigiTech Inc. Revenue	600	10,380
Bajaj Finance Ltd. (a)	2,760	188,741
Cholamandalam Investment & Finance Company Ltd. (a)	4,331	33,975
Isracard Ltd. (a)	—	—
Krungthai Card PCL NVDR	9,465	15,260
Lufax Holding Ltd. ADR	8,100	48,600
Muangthai Capital PCL NVDR	13,200	15,961
Muthoot Finance Ltd. (a)	569	7,034
SBI Cards & Payment Services Ltd.	1,967	19,135
	Number of Shares	Fair Value
Shriram Transport Finance Company Ltd.	1,784	$ 28,946
Srisawad Corp. PCL NVDR	7,200	9,877
		377,909
Copper - 0.0% *
Antofagasta PLC (a)	6,285	88,159
First Quantum Minerals Ltd. (a)	9,800	185,523
Jiangxi Copper Company Ltd., Class H (a)	14,782	20,232
Jiangxi Copper Company Ltd., Class A (a)	300	798
KGHM Polska Miedz S.A. (a)	1,470	38,877
Lundin Mining Corp. (a)	11,200	70,849
Southern Copper Corp.	1,790	89,160
		493,598
Data Processing & Outsourced Services - 0.1%
Adyen N.V. (a)(b)(e)	357	518,037
Amadeus IT Group S.A. (a)(b)	7,428	412,819
Computershare Ltd. (a)	8,621	146,072
Edenred (a)	4,139	194,590
EVERTEC Inc. (a)	3,550	130,924
Fawry for Banking & Payment Technology Services S.A.E. (a)(b)	13,211	2,495
GMO Payment Gateway Inc. (a)	700	49,207
Nexi S.p.A. (a)(b)(e)	8,881	73,386
Nuvei Corp. (b)(e)	1,000	36,063
Paysafe Ltd. (b)	19,691	38,397
StoneCo Ltd., Class A A Shares (b)	16,139	124,270
TravelSky Technology Ltd., Class H	10,000	19,422
Worldline S.A. (b)(e)	3,777	139,704
		1,885,386
Department Stores - 0.0% *
Central Retail Corp. PCL NVDR	21,416	21,201
Falabella SA (a)	8,186	18,786
Lojas Renner S.A. (a)	9,932	42,961
Lotte Shopping Company Ltd. (a)	146	11,694
Next PLC (a)	2,093	148,952
Trent Ltd.	2,207	30,019
Woolworths Holdings Ltd.	10,418	34,499
		308,112

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Company Ltd., Class B (a)	1,100	$ 17,158
Anhui Gujing Distillery Company Ltd., Class A (a)	400	14,896
Beijing Shunxin Agriculture Company Ltd., Class A (a)	1,400	5,601
Davide Campari-Milano N.V. (a)	8,810	92,426
Diageo PLC (a)	38,002	1,629,380
Jiangsu King's Luck Brewery JSC Ltd., Class A (a)	1,400	10,650
Jiangsu Yanghe Brewery Joint-Stock Company Ltd., Class A (a)	1,000	27,319
JiuGui Liquor Company Ltd., Class A A Shares (a)	400	11,086
Kweichow Moutai Company Ltd., Class A A Shares (a)	800	244,026
Luzhou Laojiao Company Ltd., Class A A Shares (a)	1,000	36,774
Pernod Ricard S.A.	3,447	631,723
Remy Cointreau S.A.	392	68,316
Shanghai Bairun Investment Holding Group Company Ltd., Class A	980	4,391
Shanxi Xinghuacun Fen Wine Factory Company Ltd., Class A	740	35,851
Sichuan Swellfun Company Ltd., Class A A Shares	600	8,282
Treasury Wine Estates Ltd.	12,163	94,930
United Spirits Ltd. (b)	3,752	36,096
Wuliangye Yibin Company Ltd., Class A A Shares	2,400	72,288
		3,041,193
Distributors - 0.0% *
D'ieteren Group (a)	426	62,172
Diversified Banks - 2.6%
ABN AMRO Group N.V. (e)	7,137	79,949
Absa Group Ltd. (a)	7,945	74,976
Abu Dhabi Commercial Bank PJSC (a)	33,159	79,984
Abu Dhabi Islamic Bank PJSC (a)	15,726	32,110
Agricultural Bank of China Ltd., Class H H Shares (a)	312,717	117,962
Agricultural Bank of China Ltd., Class A A Shares (a)	46,247	20,833
Akbank T.A.S. (a)	26,916	12,929
	Number of Shares	Fair Value
Al Rajhi Bank (a)	20,088	$ 441,689
Alinma Bank (a)	10,599	94,349
Alpha Services & Holdings S.A. (a)(b)	26,430	22,989
AMMB Holdings Bhd (a)	19,100	16,164
Arab National Bank (a)	6,252	49,155
Australia & New Zealand Banking Group Ltd. (a)	46,112	698,547
Axis Bank Ltd. (a)(b)	23,438	188,994
Banco Bilbao Vizcaya Argentaria S.A. (a)	109,816	497,172
Banco Bradesco S.A. (a)	15,267	41,981
Banco de Chile (a)	598,836	53,372
Banco de Credito e Inversiones S.A. (a)	927	26,579
Banco do Brasil S.A. (a)	10,000	63,831
Banco Santander Brasil S.A. (a)	3,200	17,629
Banco Santander Chile (a)	774,790	30,640
Banco Santander S.A. (a)	285,021	800,957
Bancolombia S.A. (a)	1,951	15,726
Bank AlBilad (a)(b)	5,171	60,295
Bank Al-Jazira (a)	3,780	22,466
Bank Central Asia Tbk PT (a)	618,800	301,144
Bank Hapoalim BM (a)	21,100	175,685
Bank Jago Tbk PT (a)(b)	36,700	22,541
Bank Leumi Le-Israel BM (a)	24,094	213,617
Bank Mandiri Persero Tbk PT (a)	215,900	114,852
Bank Negara Indonesia Persero Tbk PT (a)	78,300	41,259
Bank of Beijing Company Ltd., Class A (a)	9,700	6,569
Bank of China Ltd., Class H H Shares (a)	837,868	334,210
Bank of China Ltd., Class A A Shares (a)	12,294	5,978
Bank of Communications Company Ltd., Class H H Shares	86,127	59,489
Bank of Communications Company Ltd., Class A (a)	25,700	19,090
Bank of Montreal (a)	10,668	1,023,671
Bank of Shanghai Company Ltd., Class A (a)	6,100	5,960
Bank of the Philippine Islands (a)	22,630	34,901
Bank Polska Kasa Opieki S.A. (a)	1,929	34,986
Bank Rakyat Indonesia Persero Tbk PT (a)	748,609	208,540

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Banque Saudi Fransi (a)	6,105	$ 77,124
Barclays PLC (a)	275,871	513,000
BDO Unibank Inc. (a)	20,560	41,318
BNP Paribas S.A. (a)	18,254	865,729
BOC Hong Kong Holdings Ltd. (a)	61,500	242,961
Boubyan Bank KSCP (a)	18,265	46,005
CaixaBank S.A. (a)	73,327	254,280
Canadian Imperial Bank of Commerce (a)	14,800	717,197
Capitec Bank Holdings Ltd. (a)	931	112,642
Chang Hwa Commercial Bank Ltd. (a)	54,770	31,959
China CITIC Bank Corporation Ltd., Class H H Shares (a)	97,881	43,783
China Common Rich Renewable Energy Investments Ltd. (c)	64,000	—
China Construction Bank Corp., Class H H Shares (a)	1,025,000	688,388
China Construction Bank Corp., Class A (a)	7,400	6,689
China Everbright Bank Company Ltd., Class H H Shares (a)	46,883	15,176
China Everbright Bank Company Ltd., Class A A Shares (a)	30,820	13,837
China Merchants Bank Company Ltd., Class H H Shares (a)	41,500	277,656
China Merchants Bank Company Ltd., Class A (a)	12,700	79,941
China Minsheng Banking Corporation Ltd., Class H H Shares (a)	65,200	23,265
China Minsheng Banking Corporation Ltd., Class A (a)	20,500	11,375
China Zheshang Bank Company Ltd., Class A (a)	17,800	8,815
CIMB Group Holdings Bhd (a)	70,165	78,960
Commercial International Bank Egypt S.A.E. (a)	16,486	32,691
Commerzbank AG (b)	16,883	118,010
Commonwealth Bank of Australia (a)	28,004	1,740,443
Credicorp Ltd. (a)	800	95,928
Credit Agricole S.A. (a)	20,668	188,654
CTBC Financial Holding Company Ltd. (a)	174,000	146,885
Danske Bank A/S (a)	11,467	161,688
DBS Group Holdings Ltd. (a)	29,810	635,741
	Number of Shares	Fair Value
DNB BANK ASA	15,387	$ 274,964
Dubai Islamic Bank PJSC (a)	41,012	64,313
E.Sun Financial Holding Company Ltd. (a)	122,633	119,608
Emirates NBD Bank PJSC (a)	22,098	79,413
Erste Group Bank AG (a)	5,440	137,631
Eurobank Ergasias Services & Holdings S.A., Class A (a)(b)	33,180	29,249
FinecoBank Banca Fineco S.p.A. (a)	9,699	115,797
First Abu Dhabi Bank PJSC (a)	48,479	247,866
First Financial Holding Company Ltd. (a)	107,454	94,684
Grupo Financiero Banorte SAB de C.V., Class O (a)	25,900	143,995
Grupo Financiero Inbursa SAB de CV, Class O (a)(b)	21,800	34,598
Hana Financial Group Inc. (a)	2,984	90,435
Hang Seng Bank Ltd. (a)	12,700	224,157
Hong Leong Bank Bhd (a)	8,200	38,065
Hong Leong Financial Group Bhd (a)	2,087	8,760
HSBC Holdings PLC (a)	332,269	2,161,275
Hua Nan Financial Holdings Company Ltd. (a)	92,930	70,635
Huaxia Bank Company Ltd., Class A (a)	400	311
ICICI Bank Ltd. (a)	52,673	471,688
Industrial & Commercial Bank of China Ltd., Class H H Shares (a)	602,505	357,804
Industrial & Commercial Bank of China Ltd., Class A (a)	39,300	27,962
Industrial Bank Company Ltd., Class A A Shares (a)	13,400	39,775
Industrial Bank of Korea (a)	2,926	21,679
ING Groep N.V. (a)	64,215	633,137
Inter & Company Inc.	24	64
Intesa Sanpaolo S.p.A. (a)	271,923	506,022
Israel Discount Bank Ltd., Class A (a)	19,724	102,277
Japan Post Bank Company Ltd. (a)	7,100	55,136
KakaoBank Corp. (a)(b)	1,198	27,911
KB Financial Group Inc. (a)	4,080	151,303
KBC Group N.V. (a)	4,141	231,786
Komercni banka A/S (a)	1,017	28,477
Kotak Mahindra Bank Ltd. (a)	5,755	121,050
Krung Thai Bank PCL NVDR	46,577	20,420

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Kuwait Finance House KSCP (a)	61,518	$ 174,592
Lloyds Banking Group PLC (a)	1,168,070	600,194
Malayan Banking Bhd (a)	50,170	97,779
Masraf Al Rayan QSC (a)	50,706	57,504
mBank S.A. (a)(b)	271	13,538
Mediobanca Banca di Credito Finanziario S.p.A. (a)	10,195	88,017
Mega Financial Holding Company Ltd. (a)	111,276	132,108
Metropolitan Bank & Trust Co. (a)	18,910	16,439
Mitsubishi UFJ Financial Group Inc. (a)	196,400	1,054,464
Mizrahi Tefahot Bank Ltd. (a)	2,472	81,526
Mizuho Financial Group Inc. (a)	39,800	452,036
Moneta Money Bank A/S (a)(e)	7,492	27,137
National Australia Bank Ltd. (a)	53,129	1,000,671
National Bank of Canada (a)	5,600	366,706
National Bank of Kuwait SAKP (a)	82,003	278,687
National Commercial Bank	22,647	397,760
Natwest Group PLC (a)	92,987	246,522
Nedbank Group Ltd. (a)	4,353	55,071
Nordea Bank Abp	54,491	478,579
OTP Bank Nyrt	2,162	47,975
Oversea-Chinese Banking Corporation Ltd.	55,830	456,926
Ping An Bank Company Ltd., Class A A Shares	10,900	24,355
Postal Savings Bank of China Company Ltd. H Shares (e)	82,675	65,639
Postal Savings Bank of China Company Ltd., Class A	15,100	12,140
Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	10,415	64,864
Public Bank Bhd	153,800	152,491
Qatar International Islamic Bank QSC	3,271	9,575
Qatar Islamic Bank SAQ	15,089	92,189
Qatar National Bank QPSC	46,033	252,554
RHB Bank Bhd	24,435	31,767
Riyad Bank	13,938	119,242
Royal Bank of Canada	23,212	2,242,834
Santander Bank Polska S.A.	358	18,554
Sberbank of Russia PJSC (b)(c)**	192,160	—
	Number of Shares	Fair Value
SCB X PCL	11,696	$ 34,405
Shanghai Pudong Development Bank Company Ltd., Class A	14,200	16,966
Shinhan Financial Group Company Ltd.	4,708	134,343
SinoPac Financial Holdings Company Ltd.	98,633	55,730
Skandinaviska Enskilda Banken AB, Class A	26,916	263,712
Societe Generale S.A.	13,134	286,839
Standard Bank Group Ltd.	14,348	135,900
Standard Chartered PLC	43,075	323,605
State Bank of India	18,834	111,112
Sumitomo Mitsui Financial Group Inc.	21,500	638,092
Sumitomo Mitsui Trust Holdings Inc.	5,400	166,148
Svenska Handelsbanken AB, Class A	24,189	206,355
Swedbank AB, Class A A Shares	15,032	189,671
Taishin Financial Holding Company Ltd	106,950	58,630
Taiwan Cooperative Financial Holding Company Ltd.	99,231	89,608
TCS Group Holding PLC GDR (b)(c)**	1,671	—
TCS Group Holding PLC (b)(c)**	500	—
The Bank of Nova Scotia (a)	20,000	1,181,131
The Bank of NT Butterfield & Son Ltd. (a)	2,811	87,675
The Commercial Bank PQSC (a)	19,063	35,831
The Saudi British Bank	9,570	103,808
The Shanghai Commercial & Savings Bank Ltd.	35,000	62,505
The Toronto-Dominion Bank	29,900	1,956,556
Turkiye Is Bankasi AS, Class C C Shares	22,855	5,996
UniCredit S.p.A.	34,890	330,653
United Overseas Bank Ltd.	19,500	367,806
VTB Bank PJSC (c)**	70,264,000	—
Westpac Banking Corp.	57,561	771,846
Woori Financial Group Inc.	5,116	47,677
Yes Bank Ltd. (b)	210,763	33,760
		37,072,952
Diversified Capital Markets - 0.2%
Banco BTG Pactual S.A. (a)	11,908	50,802

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Credit Suisse Group AG (a)	43,861	$ 248,317
Deutsche Bank AG (a)	34,115	296,666
Macquarie Group Ltd. (a)	5,901	667,552
Mirae Asset Daewoo Company Ltd. (a)	3,109	15,852
UBS Group AG	57,797	929,123
		2,208,312
Diversified Chemicals - 0.1%
BASF SE (a)	15,107	655,830
Mitsubishi Chemical Holdings Corp. (a)	20,400	110,668
Ningxia Baofeng Energy Group Company Ltd., Class A (a)	3,000	6,556
Nissan Chemical Corp.	2,100	96,610
Pidilite Industries Ltd.	1,757	46,497
Sasol Ltd. (b)	5,864	133,040
Solvay S.A.	1,181	95,465
SRF Ltd.	1,747	49,822
Sumitomo Chemical Company Ltd.	25,100	98,105
		1,292,593
Diversified Metals & Mining - 0.5%
African Rainbow Minerals Ltd. (a)	506	6,602
Anglo American PLC (a)	20,895	745,291
BHP Billiton Ltd. (a)	83,048	2,355,704
Boliden AB (a)	4,324	137,285
China Minmetals Rare Earth Company Ltd., Class A (a)	500	2,331
China Molybdenum Company Ltd., Class H H Shares (a)	30,000	16,745
China Molybdenum Company Ltd., Class A A Shares (a)	11,000	9,402
China Northern Rare Earth Group High-Tech Company Ltd., Class A (a)	2,000	10,489
Ganfeng Lithium Company Ltd., Class A A Shares (a)	600	13,308
Ganfeng Lithium Company Ltd., Class H H Shares (a)(e)	3,640	40,056
GEM Company Ltd., Class A A Shares (a)	7,800	10,587
Glencore PLC (a)	162,509	878,445
Grupo Mexico SAB de C.V., Class B (a)	30,742	126,879
Ivanhoe Mines Ltd., Class A (a)(b)	10,300	59,167
	Number of Shares	Fair Value
Korea Zinc Company Ltd. (a)	86	$ 32,290
Merdeka Copper Gold Tbk PT (a)(b)	138,993	37,227
Mineral Resources Ltd. (a)	2,709	89,920
MMC Norilsk Nickel PJSC ADR (c)**	8,131	—
MMC Norilsk Nickel PJSC (c)**	305	—
MMG Ltd. (a)(b)	36,000	13,396
PolyMet Mining Corp. (b)	1,702	4,681
Rio Tinto Ltd.	6,118	432,063
Rio Tinto PLC	18,451	1,101,680
Saudi Arabian Mining Co. (b)	9,158	121,672
South32 Ltd.	77,091	208,866
Sumitomo Metal Mining Company Ltd.	3,900	122,005
Teck Resources Ltd., Class B (b)	7,800	238,000
Tibet Summit Resources Company Ltd., Class A (b)	500	2,140
Vedanta Ltd.	6,580	18,580
Youngy Company Ltd., Class A (b)	200	4,585
Zhejiang Huayou Cobalt Company Ltd., Class A	630	8,986
		6,848,382
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC (a)	49,033	59,404
Ayala Land Inc. (a)	76,100	35,292
Barwa Real Estate Co. (a)	1,157	1,061
City Developments Ltd. (a)	6,000	35,137
Daito Trust Construction Company Ltd. (a)	1,000	86,195
Daiwa House Industry Company Ltd. (a)	9,900	230,421
DLF Ltd. (a)	5,050	19,996
ESR Cayman Ltd. (a)(b)(e)	32,200	86,994
Lendlease Corporation Ltd. (a)	11,687	73,213
Mitsubishi Estate Company Ltd. (a)	19,600	284,071
Mitsui Fudosan Company Ltd. (a)	15,100	324,274
New World Development Company Ltd. (a)	25,000	89,685
Nomura Real Estate Holdings Inc.	1,896	46,404
Shanghai Lujiazui Finance & Trade Zone Development Company Ltd., Class B	10,400	9,142

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Sumitomo Realty & Development Company Ltd.	4,900	$ 129,231
Sun Hung Kai Properties Ltd.	24,000	283,524
Swire Pacific Ltd., Class A	7,500	44,683
The Wharf Holdings Ltd.	13,000	47,381
UOL Group Ltd.	8,500	44,952
		1,931,060
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp. (a)	37	83,747
Fibra Uno Administracion S.A. de C.V. (a)	32,000	31,769
Gecina S.A. (a)	777	72,296
Growthpoint Properties Ltd. (a)	46,615	35,141
Land Securities Group PLC (a)	11,251	90,727
Mirvac Group (a)	66,378	90,149
Nomura Real Estate Master Fund Inc.	72	89,778
Stockland	40,112	99,575
The British Land Company PLC (a)	14,836	80,557
The GPT Group (a)	32,263	93,623
		767,362
Diversified Support Services - 0.0% *
Brambles Ltd. (a)	22,690	167,106
Indian Railway Catering & Tourism Corporation Ltd. (a)	2,733	19,941
Ritchie Bros Auctioneers Inc.	1,900	123,357
		310,404
Drug Retail - 0.0% *
Clicks Group Ltd. (a)	2,284	38,104
Raia Drogasil S.A.	11,200	41,121
Welcia Holdings Company Ltd.	1,344	26,909
		106,134
Education Services - 0.0% *
IDP Education Ltd. (a)	3,585	58,722
New Oriental Education & Technology Group Inc. (b)	1,510	30,743
TAL Education Group ADR (b)	4,100	19,967
		109,432
Electric Utilities - 0.4%
Acciona S.A. (a)	419	76,877
	Number of Shares	Fair Value
Adani Transmission Ltd. (a)(b)	2,959	$ 92,685
Centrais Eletricas Brasileiras S.A. (a)	6,827	60,314
CEZ A/S (a)	2,072	93,090
Chubu Electric Power Company Inc. (a)	10,800	108,592
CK Infrastructure Holdings Ltd. (a)	9,500	58,233
CLP Holdings Ltd. (a)	27,000	223,998
CPFL Energia S.A. (a)	2,500	14,763
EDP - Energias de Portugal S.A. (a)	46,041	214,291
Electricite de France S.A. (a)	9,489	77,438
Elia Group S.A. (a)	560	79,153
Emera Inc. (a)	4,300	201,008
Endesa S.A. (a)	5,068	95,370
Enel Americas S.A. (a)	212,573	19,763
Enel Chile S.A. (a)	175,613	3,890
Enel S.p.A. (a)	133,731	729,803
Energisa S.A. (a)	2,100	16,203
Equatorial Energia S.A. (a)	12,243	53,472
Fortis Inc. (a)	7,761	366,105
Fortum Oyj (a)	7,066	105,747
HK Electric Investments & HK Electric Investments Ltd. (a)	37,869	34,747
Hydro One Ltd. (a)(e)	5,198	139,465
Iberdrola S.A. (a)	95,198	984,897
Inter RAO UES PJSC (b)(c)**	467,243	—
Interconexion Electrica S.A. ESP (a)	4,165	20,519
Korea Electric Power Corp. (a)(b)	2,481	43,089
Manila Electric Co. (a)	2,420	15,844
Mercury NZ Ltd. (a)	10,267	36,067
Origin Energy Ltd.	28,022	110,413
Orsted A/S (e)	3,125	325,928
PGE Polska Grupa Energetyczna S.A. (b)	10,086	23,903
Power Assets Holdings Ltd.	22,000	138,359
Power Grid Corporation of India Ltd.	34,609	92,863
Public Power Corp. S.A. (b)	3,647	19,998
Red Electrica Corp. SA	6,783	127,820
Saudi Electricity Co.	8,744	56,396
SSE PLC	17,593	345,272
Tenaga Nasional Bhd	27,000	48,885
Terna - Rete Elettrica Nazionale S.p.A.	23,397	183,159
The Kansai Electric Power Company Inc. (a)	11,300	111,790

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
The Tata Power Company Ltd.	16,884	$ 43,229
Tokyo Electric Power Company Holdings Inc. (b)	25,700	107,261
Verbund AG	1,087	106,083
		5,806,782
Electrical Components & Equipment - 0.2%
ABB Ltd. (a)	27,012	718,364
Contemporary Amperex Technology Company Ltd., Class A (a)	1,400	111,512
Ecopro BM Company Ltd. (a)	560	48,953
Eve Energy Company Ltd., Class A A Shares (a)	900	13,089
Fuji Electric Company Ltd. (a)	2,100	86,872
Ginlong Technologies Company Ltd., Class A (a)	300	9,531
Gotion High-tech Company Ltd., Class A A Shares (a)	1,800	12,243
Havells India Ltd. (a)	3,337	46,405
Legrand S.A. (a)	4,417	325,367
LG Energy Solution (a)(b)	221	63,148
Nidec Corp. (a)	7,400	456,457
nVent Electric plc	1,800	56,394
Prysmian S.p.A.	4,052	111,030
Schneider Electric SE	8,880	1,048,118
Sungrow Power Supply Company Ltd., Class A A Shares	1,300	19,051
Sunwoda Electronic Company Ltd., Class A	800	3,771
Suzhou Maxwell Technologies Company Ltd., Class A	160	11,716
TBEA Company Ltd., Class A	4,200	17,159
Voltronic Power Technology Corp.	1,000	48,598
WEG S.A.	17,546	88,746
Zhejiang Chint Electrics Company Ltd., Class A	1,800	9,606
Zhuzhou CRRC Times Electric Company Ltd. H Shares	6,600	32,550
		3,338,680
Electronic Components - 0.2%
AUO Corp. (a)	89,000	48,790
Avary Holding Shenzhen Company Ltd., Class A (a)	2,600	11,716
BOE Technology Group Company Ltd., Class A (a)	36,100	21,216
	Number of Shares	Fair Value
Chaozhou Three-Circle Group Company Ltd., Class A (a)	2,200	$ 9,877
China Zhenhua Group Science & Technology Company Ltd., Class A (a)	200	4,056
Delta Electronics Inc. (a)	21,000	156,440
Delta Electronics Thailand PCL NVDR	4,018	37,845
E Ink Holdings Inc. (a)	10,000	63,397
Guangzhou Shiyuan Electronic Technology Company Ltd, Class A (a)	800	8,988
Hamamatsu Photonics KK (a)	2,400	93,099
Hirose Electric Company Ltd. (a)	474	62,837
Ibiden Company Ltd. (a)	1,800	50,679
Iljin Materials Company Ltd. (a)	276	14,837
Innolux Corp. (a)	106,000	43,137
Kingboard Holdings Ltd. (a)	8,000	30,279
Kingboard Laminates Holdings Ltd. (a)	13,549	16,714
Kyocera Corp. (a)	5,300	283,072
L&F Company Ltd. (a)(b)	253	40,920
Largan Precision Company Ltd. (a)	1,000	58,015
Lens Technology Company Ltd., Class A A Shares (a)	4,960	8,190
LG Display Company Ltd. (a)	2,381	26,682
LG Innotek Company Ltd. (a)	159	41,942
Lingyi iTech Guangdong Co., Class A (a)(b)	8,000	5,990
Luxshare Precision Industry Company Ltd., Class A (a)	4,700	23,689
Maxscend Microelectronics Company Ltd., Class A (a)	128	2,577
Murata Manufacturing Company Ltd. (a)	9,500	517,184
Nan Ya Printed Circuit Board Corp. (a)	2,000	17,522
Omron Corp.	3,097	157,090
Samsung Electro-Mechanics Company Ltd.	637	64,024
Samsung SDI Company Ltd.	582	238,466
Shengyi Technology Company Ltd., Class A	1,400	3,548
Shennan Circuits Company Ltd., Class A	800	11,182
Sunny Optical Technology Group Company Ltd.	7,400	120,615
TDK Corp.	6,500	200,471
Unimicron Technology Corp.	13,000	69,299

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Yageo Corp.	5,000	$ 51,793
Zhen Ding Technology Holding Ltd.	7,665	26,552
		2,642,730
Electronic Equipment & Instruments - 0.1%
Azbil Corp. (a)	1,800	47,234
Halma PLC (a)	6,011	146,658
Hexagon AB, Class B B Shares (a)	32,132	333,160
Keyence Corp. (a)	3,200	1,092,459
Shimadzu Corp.	3,800	119,996
Westone Information Industry Inc., Class A	400	2,560
Wuhan Guide Infrared Company Ltd., Class A	3,500	6,719
Yokogawa Electric Corp.	3,400	56,085
Zhejiang Dahua Technology Company Ltd., Class A	2,800	6,858
		1,811,729
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings Inc. (a)	8,500	19,563
Fabrinet (a)(b)	2,150	174,365
Foxconn Industrial Internet Company Ltd., Class A (a)	8,600	12,623
GoerTek Inc., Class A A Shares (a)	2,448	12,269
Hon Hai Precision Industry Company Ltd. (a)	133,000	487,564
Venture Corporation Ltd.	4,800	57,357
Wingtech Technology Company Ltd., Class A A Shares	1,200	15,234
		778,975
Environmental & Facilities Services - 0.0% *
China Everbright Environment Group Ltd. (a)	48,000	28,322
GFL Environmental Inc. (a)	2,900	74,548
Li-Cycle Holdings Corp. (a)(b)	7,701	52,983
Rentokil Initial PLC	30,916	178,193
		334,046
Fertilizers & Agricultural Chemicals - 0.1%
ICL Group Ltd (a)	11,272	101,997
Nutrien Ltd.	9,100	723,161
OCI N.V.	1,801	59,272
PhosArgo PJSC (c)	13	—
	Number of Shares	Fair Value
PhosArgo PJSC (c)**	1,956	$ —
PI Industries Ltd.	823	26,674
SABIC Agri-Nutrients Co.	2,190	80,430
Shandong Hualu Hengsheng Chemical Company Ltd., Class A	2,470	10,758
UPL Ltd.	5,822	46,622
Yara International ASA	2,630	109,568
		1,158,482
Financial Exchanges & Data - 0.2%
ASX Ltd. (a)	3,218	180,813
B3 S.A. - Brasil Bolsa Balcao (a)	65,500	137,276
Deutsche Boerse AG (a)	3,129	522,086
East Money Information Company Ltd., Class A (a)	6,824	25,854
Euronext N.V. (a)(e)	1,367	111,329
Hithink RoyalFlush Information Network Company Ltd., Class A (a)	500	7,171
Hong Kong Exchanges & Clearing Ltd. (a)	19,800	973,983
Japan Exchange Group Inc. (a)	8,000	115,299
London Stock Exchange Group PLC (a)	5,420	502,363
Moscow Exchange MICEX-RTS PJSC (b)(c)**	17,461	—
Singapore Exchange Ltd.	13,736	93,370
TMX Group Ltd.	900	91,399
		2,760,943
Food Distributors - 0.0% *
Bid Corporation Ltd. (a)	3,492	65,398
The SPAR Group Ltd.	2,260	19,054
		84,452
Food Retail - 0.3%
Alimentation Couche-Tard Inc. (a)	13,900	541,043
Avenue Supermarts Ltd. (a)(b)(e)	1,692	72,976
BGF retail Company Ltd. (a)	77	11,208
BIM Birlesik Magazalar A/S (a)	5,083	24,614
CP ALL PCL NVDR	61,715	104,735
Dino Polska S.A. (a)(b)(e)	643	45,624
Empire Company Ltd. (a)	2,800	86,065
Endeavour Group Ltd. (a)	21,442	111,617
George Weston Ltd. (a)	1,169	136,271

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
HelloFresh SE (a)(b)	2,789	$ 89,951
J Sainsbury PLC	29,664	73,492
Jeronimo Martins SGPS S.A. (a)	4,767	103,361
Kesko Oyj, Class B (a)	4,362	102,651
Kobe Bussan Company Ltd. (a)	2,600	63,634
Koninklijke Ahold Delhaize N.V. (a)	17,234	447,910
Loblaw Companies Ltd. (a)	2,719	244,698
Magnit PJSC GDR (c)**	4,801	—
Magnit PJSC (c)**	322	—
Metro Inc. (a)	3,976	212,955
Ocado Group PLC (b)	8,988	85,272
President Chain Store Corp.	7,000	64,153
Seven & I Holdings Company Ltd.	12,400	480,739
Shoprite Holdings Ltd.	5,334	64,428
Tesco plc	125,910	390,689
Woolworths Group Ltd.	19,967	488,799
X5 Retail Group N.V. GDR (c)**	2,502	—
		4,046,885
Footwear - 0.0% *
Feng TAY Enterprise Company Ltd. (a)	3,000	17,707
Pou Chen Corp.	14,000	13,890
Puma SE	1,679	110,304
Xtep International Holdings Ltd.	17,000	30,764
		172,665
Forest Products - 0.0% *
Chengxin Lithium Group Company Ltd., Class A (a)	500	4,501
Svenska Cellulosa AB SCA, Class B B Shares	9,585	142,923
West Fraser Timber Company Ltd.	1,000	76,569
		223,993
Gas Utilities - 0.1%
Adani Total Gas Ltd. (a)	2,847	86,265
AltaGas Ltd. (a)	4,700	98,959
APA Group (a)	18,696	144,891
Beijing Enterprises Holdings Ltd. (a)	6,500	23,111
Brookfield Infrastructure Corp., Class A (a)	5,703	242,377
	Number of Shares	Fair Value
China Gas Holdings Ltd. (a)	29,800	$ 46,028
China Resources Gas Group Ltd. (a)	8,800	40,989
Enagas S.A. (a)	4,196	92,428
ENN Energy Holdings Ltd. (a)	7,900	129,771
GAIL India Ltd. (a)	18,364	31,439
Hong Kong & China Gas Company Ltd. (a)	185,650	199,917
Indraprastha Gas Ltd. (a)	2,632	11,861
Kunlun Energy Company Ltd. (a)	38,000	31,138
Naturgy Energy Group S.A. (a)	2,762	79,321
Osaka Gas Company Ltd.	6,000	114,652
Petronas Gas Bhd	9,649	35,991
Snam S.p.A.	31,877	166,596
Tokyo Gas Company Ltd.	6,300	130,169
		1,705,903
General Merchandise Stores - 0.1%
Canadian Tire Corporation Ltd., Class A (a)	900	113,307
Dollarama Inc. (a)	4,700	270,060
Magazine Luiza S.A. (a)	24,324	10,884
Pan Pacific International Holdings Corp.	5,900	94,023
Wesfarmers Ltd.	18,671	538,087
		1,026,361
Gold - 0.2%
Agnico Eagle Mines Ltd. (a)	7,607	347,459
Aneka Tambang Tbk (a)	103,400	12,493
AngloGold Ashanti Ltd. (a)	4,118	61,592
Barrick Gold Corp. (a)	29,300	516,972
Cia de Minas Buenaventura S.A.A. ADR	2,400	15,840
Dakota Gold Corp.	2,957	9,906
Evolution Mining Ltd. (a)	31,097	50,894
Franco-Nevada Corp. (a)	3,117	409,140
Gold Fields Ltd. (a)	8,837	82,531
Harmony Gold Mining Company Ltd. (a)	3,443	10,922
Kinross Gold Corp. (a)	21,000	74,561
Newcrest Mining Ltd. (a)	14,744	211,798
Northern Star Resources Ltd.	18,573	87,359
Novagold Resources Inc. (b)	13,926	66,984
Polymetal International PLC (c)**	1,670	—
Polyus PJSC GDR (c)**	977	—
Polyus PJSC (b)(c)**	122	—

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Shandong Gold Mining Company Ltd., Class A	3,000	$ 8,305
Shandong Gold Mining Company Ltd., Class H H Shares (e)	7,500	13,132
Wheaton Precious Metals Corp.	7,408	266,354
Zhaojin Mining Industry Company Ltd., Class A H Shares (b)	15,500	13,551
Zijin Mining Group Company Ltd., Class H	59,119	72,402
Zijin Mining Group Company Ltd., Class A A Shares	13,400	18,648
		2,350,843
Healthcare Distributors - 0.0% *
Amplifon S.p.A. (a)	2,130	65,134
Celltrion Healthcare Company Ltd. (a)	978	51,672
Huadong Medicine Company Ltd., Class A A Shares (a)	1,700	11,451
Shanghai Pharmaceuticals Holding Company Ltd., Class H	9,000	14,910
Shanghai Pharmaceuticals Holding Company Ltd., Class A	4,200	11,327
Sinopharm Group Company Ltd., Class H H Shares	16,800	40,721
		195,215
Healthcare Equipment - 0.3%
BioMerieux (a)	706	68,790
Carl Zeiss Meditec AG (a)	682	81,210
Cochlear Ltd. (a)	1,042	142,375
Demant A/S (a)(b)	1,542	57,727
DiaSorin S.p.A. (a)	433	56,676
Fisher & Paykel Healthcare Corporation Ltd. (a)	9,191	114,176
Getinge AB, Class B (a)	3,654	84,295
GN Store Nord AS (a)	2,113	73,876
Jafron Biomedical Company Ltd., Class A A Shares (a)	600	4,554
Jiangsu Yuyue Medical Equipment & Supply Company Ltd., Class A (a)	2,100	8,038
Koninklijke Philips N.V. (a)	14,605	313,850
Lepu Medical Technology Beijing Company Ltd., Class A (a)	2,300	6,371
LivaNova PLC (a)(b)	3,126	195,281
	Number of Shares	Fair Value
Medtronic PLC (a)	13,132	$ 1,178,597
Microport Rights (c)	1	—
Microport Scientific Corp. (a)(b)	4,807	13,937
Nano-X Imaging Ltd. (a)(b)	2,448	27,662
Novocure Ltd. (b)	1,100	76,450
Olympus Corp.	20,400	409,411
Shenzhen Mindray Bio-Medical Electronics Company Ltd., Class A	700	32,702
Siemens Healthineers AG (e)	4,675	236,994
Smith & Nephew PLC	14,592	203,351
Sonova Holding AG	888	281,978
Straumann Holding AG	1,850	221,552
Sysmex Corp.	2,700	162,292
Terumo Corp.	10,700	321,973
		4,374,118
Healthcare Facilities - 0.0% *
Aier Eye Hospital Group Company Ltd., Class A (a)	4,549	30,378
Apollo Hospitals Enterprise Ltd. (a)	1,276	59,516
Bangkok Dusit Medical Services PCL NVDR	120,246	85,028
Bumrungrad Hospital PCL NVDR	5,749	29,107
Dr Sulaiman Al Habib Medical Services Group Co. (a)	677	34,968
Hygeia Healthcare Holdings Company Ltd. (a)(e)	3,200	21,267
IHH Healthcare Bhd	22,700	33,219
Mouwasat Medical Services Co. (a)	688	39,057
Ramsay Health Care Ltd.	2,901	146,104
Rede D'Or Sao Luiz SA (e)	5,000	27,708
		506,352
Healthcare Services - 0.0% *
Fresenius Medical Care AG & Company KGaA (a)	3,242	161,435
Fresenius SE & Company KGaA (a)	6,731	203,367
Guangzhou Kingmed Diagnostics Group Company Ltd., Class A (a)	500	6,156
Jinxin Fertility Group Ltd. (a)(e)	16,500	15,203
Meinian Onehealth Healthcare Holdings Company Ltd., Class A (a)(b)	4,500	3,739

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Sonic Healthcare Ltd.	7,206	$ 163,571
Topchoice Medical Corp., Class A (b)	300	7,806
		561,277
Healthcare Supplies - 0.1%
Alcon Inc. (a)	8,227	573,015
Asahi Intecc Company Ltd. (a)	3,700	55,777
Coloplast A/S, Class B	1,970	223,882
Hartalega Holdings Bhd (a)	12,000	8,331
Hoya Corp. (a)	6,100	520,176
Intco Medical Technology Company Ltd., Class A (a)	720	2,724
Ovctek China Inc., Class A (a)	600	5,118
SD Biosensor Inc.	309	9,246
Shandong Weigao Group Medical Polymer Company Ltd., Class H	26,000	30,218
Top Glove Corporation Bhd	54,800	12,931
		1,441,418
Healthcare Technology - 0.0% *
Babylon Holdings Ltd. (a)	6,340	6,199
M3 Inc. (a)	7,300	209,454
Winning Health Technology Group Company Ltd., Class A	4,200	5,501
		221,154
Heavy Electrical Equipment - 0.1%
Dongfang Electric Corporation Ltd., Class A (a)	1,000	2,454
Doosan Enerbility Company Ltd. (a)(b)	4,535	67,760
Ming Yang Smart Energy Group Ltd., Class A (a)	600	3,025
Mitsubishi Electric Corp. (a)	31,900	340,708
NARI Technology Company Ltd., Class A A Shares (a)	4,296	17,301
Shanghai Electric Group Company Ltd., Class A	15,400	9,441
Siemens Energy AG (b)	7,298	106,701
Siemens Gamesa Renewable Energy S.A. (b)	4,040	75,645
Titan Wind Energy Suzhou Company Ltd., Class A	900	2,214
Vestas Wind Systems A/S	16,651	350,888
Xinjiang Goldwind Science & Technology Company Ltd., Class H H Shares	8,000	14,966
	Number of Shares	Fair Value
Xinjiang Goldwind Science & Technology Company Ltd., Class A	2,800	$ 6,181
		997,284
Highways & Railtracks - 0.1%
Atlantia S.p.A. (a)	8,227	192,488
Bangkok Expressway & Metro PCL NVDR	80,283	19,869
CCR S.A. (a)	12,900	30,909
Getlink SE (a)	6,992	123,024
Jiangsu Expressway Company Ltd., Class H (a)	12,000	12,081
Promotora y Operadora de Infraestructura SAB de C.V.	1,150	8,397
Shenzhen International Holdings Ltd.	15,725	15,471
Taiwan High Speed Rail Corp.	18,000	16,981
Transurban Group	50,585	500,205
Zhejiang Expressway Company Ltd., Class H (b)	16,000	14,762
		934,187
Home Building - 0.1%
Barratt Developments PLC (a)	17,204	95,566
Berkeley Group Holdings PLC (a)	1,893	85,613
Iida Group Holdings Company Ltd. (a)	2,638	40,564
Open House Group Company Ltd.	1,200	47,698
Persimmon PLC	5,069	114,687
Sekisui Chemical Company Ltd.	6,400	87,481
Sekisui House Ltd.	9,758	170,696
Taylor Wimpey PLC	61,558	87,207
		729,512
Home Furnishing Retail - 0.0% *
Nitori Holdings Company Ltd.	1,300	123,393
Home Furnishings - 0.0% *
Nien Made Enterprise Company Ltd. (a)	2,000	19,708
Oppein Home Group Inc., Class A	500	11,238
		30,946

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	73,209	$ 26,298
Kingfisher PLC (a)	34,439	102,177
		128,475
Hotels, Resorts & Cruise Lines - 0.0% *
Accor S.A. (a)(b)	2,875	77,636
Asset World Corp. PCL NVDR	101,200	13,969
Huazhu Group Ltd. ADR	2,100	80,010
InterContinental Hotels Group PLC (a)	2,910	153,731
Minor International PCL NVDR (b)	39,649	38,130
Shanghai Jinjiang International Hotels Company Ltd., Class A	900	8,444
Tongcheng-Elong Holdings Ltd. (b)	11,200	24,093
Trip.com Group Ltd. ADR (b)	5,500	150,975
Whitbread PLC	3,224	97,023
		644,011
Household Appliances - 0.0% *
Beijing Roborock Technology Company Ltd., Class A A Shares (a)	64	5,887
Coway Company Ltd. (a)	563	27,708
Ecovacs Robotics Company Ltd., Class A A Shares (a)	400	7,273
Electrolux AB, Class B (a)	3,884	52,176
Gree Electric Appliances Inc. of Zhuhai, Class A (a)	1,100	5,533
Haier Smart Home Company Ltd., Class A A Shares (a)	3,900	15,974
Haier Smart Home Company Ltd., Class H H Shares (a)	23,800	88,109
SEB S.A.	414	39,624
		242,284
Household Products - 0.1%
Essity AB, Class B (a)	10,079	262,711
Henkel AG & Company KGaA (a)	1,660	101,350
Kimberly-Clark de Mexico SAB de C.V., Class A (a)	17,800	24,024
Reckitt Benckiser Group PLC	11,748	880,296
Unicharm Corp.	6,700	223,900
Unilever Indonesia Tbk PT	102,200	32,723
	Number of Shares	Fair Value
Vinda International Holdings Ltd.	4,000	$ 10,246
		1,535,250
Human Resource & Employment Services - 0.1%
Adecco Group AG (a)	2,583	87,525
Persol Holdings Company Ltd.	3,100	56,270
Randstad N.V.	1,910	92,253
Recruit Holdings Company Ltd.	23,700	696,931
		932,979
Hypermarkets & Super Centers - 0.1%
Aeon Company Ltd. (a)	10,375	179,771
Atacadao S.A. (a)	6,800	21,676
Berli Jucker PCL NVDR	12,600	11,583
Carrefour S.A. (a)	10,313	182,049
Cencosud S.A. (a)	16,738	20,867
Coles Group Ltd. (a)	22,108	270,758
E-MART Inc. (a)	218	17,713
Wal-Mart de Mexico SAB de C.V.	53,386	183,451
		887,868
Independent Power Producers & Energy Traders - 0.1%
AC Energy Corp. (a)	80,880	11,826
B Grimm Power PCL NVDR	8,800	8,712
CGN Power Company Ltd., Class H H Shares (a)(e)	129,000	31,235
China National Nuclear Power Company Ltd., Class A (a)	11,500	11,767
China Power International Development Ltd. (a)	65,000	41,252
China Resources Power Holdings Company Ltd.	20,000	41,290
Electricity Generating PCL NVDR	2,800	13,978
GD Power Development Company Ltd., Class A (a)	200	117
Global Power Synergy PCL NVDR	5,698	10,395
Gulf Energy Development PCL NVDR	30,733	40,421
Huaneng Power International Inc., Class H (a)	32,000	15,945
Huaneng Power International Inc., Class A (a)	7,700	8,086
NTPC Ltd.	44,221	80,017

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Ratch Group PCL NVDR	17,100	$ 18,500
RWE AG	10,590	388,382
SDIC Power Holdings Company Ltd., Class A	7,400	11,590
Shenzhen Energy Group Company Ltd., Class A	5,900	5,641
Uniper SE	1,406	20,829
		759,983
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures Inc. (a)	35,290	30,518
Alfa SAB de C.V., Class A (a)	36,800	26,046
Ayala Corp. (a)	3,560	38,847
Brookfield Business Corp., Class A (a)	1,512	34,791
China Baoan Group Company Ltd., Class A (a)	1,200	2,415
CITIC Ltd. (a)	69,000	69,906
CJ Corp. (a)	187	11,191
CK Hutchison Holdings Ltd. (a)	44,500	300,846
DCC PLC (a)	1,574	97,451
Far Eastern New Century Corp. (a)	38,000	40,641
Fosun International Ltd. (a)	31,000	28,642
Grupo Carso SAB de C.V., Class A (a)	5,400	20,060
GS Holdings Corp. (a)	445	14,343
GT Capital Holdings Inc. (a)	1,070	9,516
HAP Seng Consolidated Bhd (a)	11,200	18,118
Hitachi Ltd. (a)	15,900	753,481
Industries Qatar QSC (a)	16,400	71,828
Investment AB Latour, Class B B Shares (a)	2,553	50,400
Jardine Matheson Holdings Ltd. (a)	3,400	178,704
JG Summit Holdings Inc. (a)	38,530	34,126
Keppel Corporation Ltd. (a)	23,200	108,190
KOC Holding A/S (a)	13,536	29,672
LG Corp. (a)	1,193	71,576
Lifco AB, Class B (a)	3,975	63,713
Melrose Industries PLC (a)	69,460	126,281
Samsung C&T Corp.	987	93,501
Siemens AG	12,560	1,274,874
Siemens Ltd.	862	26,201
Sime Darby Bhd	24,858	12,013
SK Inc.	454	75,177
SM Investments Corp.	3,050	43,377
	Number of Shares	Fair Value
Smiths Group PLC	6,487	$ 110,255
The Bidvest Group Ltd. (a)	4,369	55,895
Toshiba Corp.	6,400	259,807
Turkiye Sise ve Cam Fabrikalari AS	16,723	21,534
		4,203,936
Industrial Gases - 0.2%
Air Liquide S.A. (a)	8,587	1,150,169
Linde PLC (a)(b)	5,000	1,437,650
Nippon Sanso Holdings Corp.	2,500	39,803
		2,627,622
Industrial Machinery - 0.3%
Airtac International Group (a)	1,364	45,461
Alfa Laval AB (a)	4,913	118,230
Atlas Copco AB, A Shares (a)	44,277	412,939
Atlas Copco AB, B Shares (a)	25,871	215,958
Daifuku Company Ltd. (a)	1,600	91,392
FANUC Corp. (a)	3,200	500,298
GEA Group AG (a)	2,585	88,885
Haitian International Holdings Ltd. (a)	9,655	24,670
Hoshizaki Corp. (a)	1,600	47,639
Indutrade AB (a)	4,365	79,463
Jiangsu Hengli Hydraulic Company Ltd., Class A (a)	900	8,285
Kone Oyj, Class B B Shares (a)	5,623	266,652
Kornit Digital Ltd. (a)(b)	800	25,360
Kurita Water Industries Ltd. (a)	1,807	65,308
Luoyang Xinqianglian Slewing Bearing Company Ltd., Class A (a)	170	2,258
Luxfer Holdings PLC (a)	1,485	22,453
Makita Corp. (a)	3,800	94,598
MINEBEA MITSUMI Inc. (a)	6,100	103,721
MISUMI Group Inc. (a)	4,500	94,733
Mitsubishi Heavy Industries Ltd. (a)	5,100	178,127
NGK Insulators Ltd. (a)	3,600	48,440
North Industries Group Red Arrow Company Ltd., Class A (b)	600	2,609
Pentair PLC	1,600	73,232
Rational AG	88	51,014
Sandvik AB	17,617	285,124
Schindler Holding AG	1,047	189,362

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Shenzhen Inovance Technology Company Ltd., Class A	1,750	$ 17,194
SKF AB, Class B B Shares	6,117	89,838
SMC Corp.	900	400,596
Spirax-Sarco Engineering PLC	1,167	139,997
Techtronic Industries Company Ltd.	23,000	239,908
VAT Group AG (e)	430	102,228
Wartsila Oyj Abp	8,073	62,709
Wuxi Lead Intelligent Equipment Company Ltd., Class A	640	6,031
Wuxi Shangji Automation Company Ltd., Class A	280	6,515
Yaskawa Electric Corp.	3,800	122,233
		4,323,460
Industrial REITs - 0.1%
Ascendas Real Estate Investment Trust (a)	53,600	109,765
GLP J-Reit	72	87,817
Goodman Group (a)	27,765	340,612
Mapletree Logistics Trust (a)	55,836	67,403
Nippon Prologis REIT Inc.	34	83,589
Segro PLC	19,911	236,199
Warehouses De Pauw CVA	2,513	78,817
		1,004,202
Insurance Brokers - 0.0% *
Willis Towers Watson PLC	1,124	221,866
Integrated Oil & Gas - 0.8%
BP PLC (a)	319,646	1,507,358
Cenovus Energy Inc. (a)	23,023	437,097
China Petroleum & Chemical Corp., Class H (a)	270,000	121,461
China Petroleum & Chemical Corp., Class A (a)	19,100	11,624
Ecopetrol S.A. (a)	48,522	26,272
Eni S.p.A. (a)	41,565	492,248
Equinor ASA (a)	16,091	557,906
Galp Energia SGPS S.A. (a)	8,002	93,570
Gazprom PJSC ADR (c)**	77,360	—
Gazprom PJSC (c)**	56,590	—
Guanghui Energy Company Ltd., Class A (a)	8,300	13,049
Imperial Oil Ltd. (a)	3,900	183,458
LUKOIL PJSC ADR (c)**	5,402	—
	Number of Shares	Fair Value
LUKOIL PJSC (c)**	2,078	$ —
MOL Hungarian Oil & Gas PLC (a)	5,606	43,100
Novatek PJSC GDR (c)**	1,641	—
Oil & Natural Gas Corporation Ltd.	27,061	51,931
OMV AG	2,339	109,452
PetroChina Company Ltd., Class H	222,000	105,809
PetroChina Company Ltd., Class A	11,100	8,775
Petroleo Brasileiro S.A.	39,800	232,432
Polskie Gornictwo Naftowe i Gazownictwo S.A.	21,589	27,429
PTT PCL NVDR	105,641	101,592
Repsol S.A.	23,953	351,835
Rosneft Oil Co. PJSC GDR (c)**	15,202	—
Rosneft Oil Co. PJSC (c)**	5,384	—
Saudi Arabian Oil Co. (e)	26,109	269,990
Shell PLC	124,783	3,233,922
Suncor Energy Inc.	23,500	822,714
Surgutneftegas PJSC ADR (c)**	9,978	—
Surgutneftegas PJSC (c)**	31,000	—
TotalEnergies SE	40,678	2,142,076
		10,945,100
Integrated Telecommunication Services - 0.4%
BCE Inc. (a)	1,247	61,163
BT Group PLC (a)	115,000	260,190
Cellnex Telecom S.A. (a)(e)	8,969	347,217
China Tower Corp Ltd., Class H H Shares (a)(e)	460,000	59,208
Chunghwa Telecom Company Ltd. (a)	39,071	160,313
Deutsche Telekom AG (a)	53,243	1,054,589
Elisa Oyj (a)	2,263	126,857
Emirates Telecommunications Group Co. PJSC (a)	37,615	267,281
Hellenic Telecommunications Organization S.A. (a)	3,106	53,806
HKT Trust & HKT Ltd. (a)	63,815	85,716
Indus Towers Ltd. (a)	6,486	17,173
Infrastrutture Wireless Italiane S.p.A. (a)(e)	5,760	58,315
Koninklijke KPN N.V. (a)	54,847	195,013
LG Uplus Corp. (a)	1,535	15,073
Nippon Telegraph & Telephone Corp.	19,709	565,208
Ooredoo QPSC	1,718	3,633

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Operadora De Sites Mexicanos SAB de CV	10,200	$ 11,785
Orange Polska S.A.	10,421	14,533
Orange S.A.	32,908	386,009
Proximus SADP	2,160	31,761
Sarana Menara Nusantara Tbk PT	287,200	21,206
Saudi Telecom Co.	6,185	160,061
Singapore Telecommunications Ltd.	136,700	248,510
Spark New Zealand Ltd.	31,480	93,949
Swisscom AG	429	236,334
Telecom Italia S.p.A. (b)	141,467	36,930
Telefonica Brasil S.A.	4,887	43,978
Telefonica Deutschland Holding AG	17,916	51,321
Telefonica S.A.	90,908	462,086
Telekom Malaysia Bhd	11,900	14,175
Telenor ASA	11,099	147,167
Telia Co AB	42,075	160,870
Telkom Indonesia Persero Tbk PT	559,000	150,092
Telstra Corporation Ltd.	68,337	180,919
TELUS Corp.	7,539	167,559
Tower Bersama Infrastructure Tbk PT	80,200	15,827
True Corp PCL NVDR	122,700	15,964
United Internet AG	1,388	39,513
		6,021,304
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd., Class A A Shares (a)	3,000	9,500
Bilibili Inc. ADR (b)	2,200	56,320
Capcom Company Ltd. (a)	3,000	72,761
CD Projekt S.A. (a)	697	14,833
Embracer Group AB (a)(b)	10,795	82,158
Kakao Games Corp. (a)(b)	347	13,135
Kingsoft Corporation Ltd. (a)	9,800	38,216
Koei Tecmo Holdings Company Ltd. (a)	790	25,470
Konami Holdings Corp. (a)	1,500	82,919
Krafton Inc. (a)(b)	266	44,866
Kunlun Tech Co Ltd., Class A A Shares (a)	2,800	6,682
NCSoft Corp. (a)	200	53,836
NetEase Inc. (a)	22,070	405,290
Netmarble Corp. (a)(e)	299	15,867
	Number of Shares	Fair Value
Nexon Company Ltd. (a)	8,200	$ 167,676
Nintendo Company Ltd. (a)	1,800	777,476
Pearl Abyss Corp. (b)	358	14,089
Perfect World Company Ltd., Class A A Shares	3,300	7,073
Playtika Holding Corp. (b)	1,200	15,888
Sea Ltd. ADR (b)	5,900	394,474
Square Enix Holdings Company Ltd.	1,500	66,358
UbiSoft Entertainment S.A. (b)	1,594	69,824
Zhejiang Century Huatong Group Company Ltd., Class A (b)	8,600	6,183
		2,440,894
Interactive Media & Services - 0.3%
Adevinta ASA (a)(b)	5,123	36,894
Auto Trader Group PLC (a)(e)	15,871	106,974
Autohome Inc. ADR	800	31,464
Baidu Inc., Class A (a)(b)	23,800	450,404
Info Edge India Ltd. (a)	633	30,128
JOYY Inc. ADR	400	11,944
Kakaku.com Inc. (a)	2,000	32,947
Kakao Corp. (a)	3,136	168,828
Kanzhun Ltd. (b)	800	21,024
Kuaishou Technology (a)(b)(e)	18,100	201,599
NAVER Corp. (a)	1,325	244,917
REA Group Ltd.	901	69,287
Scout24 SE (e)	1,361	69,706
Seek Ltd.	5,696	82,254
Tencent Holdings Ltd.	66,675	3,011,313
VK Co Ltd. GDR (b)(c)**	1,600	—
Weibo Corp. ADR (b)	700	16,191
Yandex N.V., Class A A Shares (b)(c)**	4,697	—
Yandex NV, Class A (b)(c)**	865	—
Z Holdings Corp.	42,196	123,120
		4,708,994
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. (a)(b)	161,800	2,307,319
Alibaba Health Information Technology Ltd. (a)(b)	42,000	28,903
Allegro.eu S.A. (a)(b)(e)	3,775	20,022
Americanas S.A. (a)	7,268	18,665
China Ruyi Holdings Ltd. (a)(b)	40,000	14,681
Delivery Hero SE (a)(b)(e)	2,602	97,304

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
JD Health International Inc. (a)(b)(e)	11,600	$ 90,988
JD.com Inc., Class A (a)	21,376	688,656
Just Eat Takeaway.com N.V. (a)(b)(e)	3,133	49,347
Meituan, Class B (a)(b)(e)	43,600	1,079,033
Naspers Ltd., Class N (a)	2,246	324,609
Ozon Holdings PLC ADR (b)(c)**	1,300	—
Pinduoduo Inc. ADR (b)	4,657	287,803
Ping An Healthcare & Technology Company Ltd. (b)(e)	3,500	10,370
Prosus N.V.	13,641	891,026
Rakuten Group Inc.	14,800	66,671
Vipshop Holdings Ltd. ADR (b)	4,634	45,830
Zalando SE (b)(e)	3,542	92,427
Zomato Ltd. (b)	16,846	11,487
ZOZO Inc.	1,900	34,195
		6,159,336
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd. ADR (b)	1,100	36,729
Shopify Inc., Class A (b)	18,750	584,615
Tucows Inc., Class A (b)	533	23,724
Wix.com Ltd. (b)	1,600	104,880
		749,948
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Company Ltd., Class H H Shares (a)	33,000	19,051
China Galaxy Securities Company Ltd., Class A (a)	2,700	3,894
China International Capital Corporation Ltd., Class H H Shares (a)(e)	18,000	38,354
China International Capital Corporation Ltd., Class A A Shares (a)	1,200	7,963
China Merchants Securities Company Ltd., Class A (a)	3,400	7,308
CITIC Securities Company Ltd., Class H H Shares	23,425	52,361
CITIC Securities Company Ltd., Class A (a)	6,590	21,291
CSC Financial Company Ltd., Class A A Shares (a)	4,000	17,249
Daiwa Securities Group Inc. (a)	22,800	101,702
	Number of Shares	Fair Value
Everbright Securities Company Ltd., Class A (a)	3,600	$ 8,463
Founder Securities Company Ltd., Class A A Shares (a)	7,100	7,106
Futu Holdings Ltd. ADR (b)	1,000	52,210
GF Securities Company Ltd., Class H H Shares (a)	14,200	18,784
GF Securities Company Ltd., Class A (a)	3,200	8,926
Guosen Securities Company Ltd., Class A (a)	6,800	9,707
Guotai Junan Securities Company Ltd., Class A (a)	4,100	9,296
Haitong Securities Company Ltd., Class H H Shares (a)	30,400	22,315
Haitong Securities Company Ltd., Class A A Shares (a)	4,400	6,438
Huatai Securities Company Ltd, Class H H Shares (a)(e)	20,000	29,668
Huatai Securities Company Ltd., Class A A Shares (a)	4,600	9,743
Industrial Securities Company Ltd., Class A (a)	7,500	7,887
Korea Investment Holdings Company Ltd. (a)	530	25,186
Meritz Securities Company Ltd. (a)	3,355	11,731
NH Investment & Securities Company Ltd. (a)	1,321	9,207
Nomura Holdings Inc.	48,400	176,670
Orient Securities Company Ltd., Class A	8,192	12,476
Samsung Securities Company Ltd.	735	18,935
SBI Holdings Inc.	4,100	80,126
Shenwan Hongyuan Group Company Ltd., Class A	26,200	16,765
SooChow Securities Company Ltd., Class A	2,100	2,171
Zheshang Securities Company Ltd., Class A A Shares (b)	4,800	8,148
Zhongtai Securities Company Ltd., Class A	7,200	8,216
		829,347
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A (a)	6,277	1,742,809
Bechtle AG (a)	1,405	57,300
Capgemini SE (a)	2,697	460,860
CGI Inc. (a)(b)	3,600	286,169
Chinasoft International Ltd. (a)	28,000	28,653

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Fujitsu Ltd. (a)	3,200	$ 399,603
Globant S.A. (a)(b)	400	69,600
HCL Technologies Ltd. (a)	10,442	128,686
Infosys Ltd. (a)	35,963	665,729
Itochu Techno-Solutions Corp. (a)	1,432	35,048
Larsen & Toubro Infotech Ltd. (a)(e)	478	24,062
Mindtree Ltd. (a)	554	20,253
Mphasis Ltd. (a)	738	21,438
NEC Corp. (a)	3,940	152,838
Nomura Research Institute Ltd.	5,360	142,428
NTT Data Corp.	10,000	138,089
Obic Company Ltd.	1,100	155,379
Otsuka Corp.	1,700	50,366
Samsung SDS Company Ltd.	308	30,838
SCSK Corp.	2,400	40,561
Tata Consultancy Services Ltd.	9,225	381,639
Tech Mahindra Ltd.	5,679	71,911
TIS Inc.	3,600	94,204
Wipro Ltd.	13,332	70,237
		5,268,700
Leisure Facilities - 0.0% *
Oriental Land Company Ltd.	3,300	459,578
Shenzhen Overseas Chinese Town Company Ltd., Class A	7,300	7,067
Songcheng Performance Development Company Ltd., Class A A Shares	2,387	5,465
		472,110
Leisure Products - 0.0% *
Bandai Namco Holdings Inc. (a)	3,300	232,680
BRP Inc. (a)	700	42,989
Giant Manufacturing Company Ltd. (a)	2,000	16,143
HLB Inc. (a)(b)	1,129	30,782
Shimano Inc.	1,200	202,451
Yamaha Corp.	2,300	94,807
		619,852
Life & Health Insurance - 0.5%
Aegon N.V. (a)	28,395	122,542
AIA Group Ltd. (a)	198,400	2,150,379
	Number of Shares	Fair Value
Bupa Arabia for Cooperative Insurance Co. (a)	563	$ 23,918
Cathay Financial Holding Company Ltd. (a)	80,000	136,950
China Development Financial Holding Corp. (a)	163,120	80,645
China Life Insurance Company Ltd., Class H	79,000	137,524
China Life Insurance Company Ltd., Class A (a)	1,200	5,563
China Taiping Insurance Holdings Company Ltd. (a)	15,000	18,504
Dai-ichi Life Holdings Inc. (a)	16,600	306,695
Discovery Ltd. (a)(b)	5,021	39,261
Fubon Financial Holding Company Ltd. (a)	72,364	145,538
Great-West Lifeco Inc. (a)	4,481	109,181
HDFC Life Insurance Company Ltd. (a)(e)	9,848	68,586
iA Financial Corporation Inc.	1,698	84,271
ICICI Prudential Life Insurance Company Ltd. (a)(e)	4,451	27,561
Japan Post Holdings Company Ltd. (a)	40,500	288,900
Japan Post Insurance Company Ltd. (a)	3,200	51,137
Legal & General Group PLC (a)	98,692	287,056
Manulife Financial Corp. (a)	32,000	553,696
Medibank Private Ltd. (a)	46,280	103,429
New China Life Insurance Company Ltd., Class H H Shares (a)	7,800	21,918
New China Life Insurance Company Ltd., Class A (a)	1,600	7,682
NN Group N.V.	4,641	210,283
Old Mutual Ltd.	46,818	31,522
Phoenix Group Holdings PLC	12,010	86,113
Ping An Insurance Group Company of China Ltd., Class H H Shares	67,500	458,920
Ping An Insurance Group Company of China Ltd., Class A	7,400	51,536
Poste Italiane S.p.A. (e)	8,834	82,307
Power Corporation of Canada	9,280	238,268
Prudential PLC	45,227	558,047
Samsung Life Insurance Company Ltd.	631	30,423
Sanlam Ltd.	16,696	53,882
SBI Life Insurance Company Ltd. (e)	4,902	67,137

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Shin Kong Financial Holding Company Ltd.	123,263	$ 36,315
Sun Life Financial Inc.	9,690	443,053
Swiss Life Holding AG	522	253,544
T&D Holdings Inc.	8,900	106,390
		7,478,676
Life Sciences Tools & Services - 0.2%
AbCellera Biologics Inc. (a)(b)	12,058	128,418
Bachem Holding AG	473	32,782
Divi's Laboratories Ltd. (a)	1,372	63,071
Eurofins Scientific SE (a)	2,238	175,666
Genscript Biotech Corp. (a)(b)	12,000	43,507
Hangzhou Tigermed Consulting Company Ltd., Class A (a)	500	8,536
Hangzhou Tigermed Consulting Company Ltd., Class H H Shares (a)(e)	1,500	17,338
Joinn Laboratories China Company Ltd., Class A (a)	560	9,506
Lonza Group AG (a)	1,225	651,303
Pharmaron Beijing Company Ltd., Class H H Shares (e)	1,950	19,520
Pharmaron Beijing Company Ltd., Class A A Shares	450	6,391
QIAGEN N.V. (b)	5,753	269,831
Samsung Biologics Company Ltd. (b)(e)	187	113,778
Sartorius Stedim Biotech	438	137,052
WuXi AppTec Company Ltd., Class H H Shares (e)	3,708	49,380
WuXi AppTec Company Ltd., Class A A Shares	1,420	22,026
Wuxi Biologics Cayman Inc. (b)(e)	38,500	352,277
		2,100,382
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos S.A. (a)(e)	53,925	56,405
Marine - 0.1%
AP Moller - Maersk A/S, Class B (a)	89	207,131
AP Moller - Maersk A/S, Class A (a)	50	114,925
COSCO SHIPPING Holdings Company Ltd., Class H H Shares (a)	33,682	47,044
	Number of Shares	Fair Value
COSCO SHIPPING Holdings Company Ltd., Class A (a)	8,910	$ 18,473
Costamare Inc. (a)	2,896	35,041
Evergreen Marine Corporation Taiwan Ltd. (a)	26,000	73,977
Golden Ocean Group Ltd. (a)	7,148	83,203
HMM Company Ltd. (a)	2,865	54,281
Kuehne + Nagel International AG (a)	902	212,934
MISC Bhd (a)	19,075	30,728
Mitsui OSK Lines Ltd. (a)	5,500	125,704
Nippon Yusen KK	2,600	177,410
Orient Overseas International Ltd.	1,500	39,761
Pan Ocean Company Ltd.	2,635	12,055
Safe Bulkers Inc.	4,267	16,300
SITC International Holdings Company Ltd.	23,000	65,070
Wan Hai Lines Ltd.	5,800	23,213
Yang Ming Marine Transport Corp.	18,000	49,822
ZIM Integrated Shipping Services Ltd.	1,400	66,122
		1,453,194
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd. (a)	5,450	46,379
China Merchants Port Holdings Company Ltd. (a)	12,000	20,400
COSCO SHIPPING Ports Ltd. (a)	18,958	13,385
International Container Terminal Services Inc. (a)	11,170	37,379
Shanghai International Port Group Company Ltd., Class A	3,100	2,696
		120,239
Metal & Glass Containers - 0.0% *
CCL Industries Inc., Class B (a)	2,500	117,912
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd. (a)	716	33,606
Eicher Motors Ltd. (a)	1,613	57,074
Hero MotoCorp Ltd. (a)	1,233	42,463
Yadea Group Holdings Ltd. (e)	14,000	27,404
Yamaha Motor Company Ltd.	4,800	87,835
		248,382

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Movies & Entertainment - 0.1%
Alibaba Pictures Group Ltd. (a)(b)	100,000	$ 9,813
Beijing Enlight Media Company Ltd., Class A (a)	5,600	7,910
Bollore SE (a)	14,990	69,267
CJ ENM Company Ltd. (a)	130	9,381
HYBE Company Ltd. (a)(b)	214	23,981
IMAX Corp. (b)	2,754	46,515
iQIYI Inc. ADR (b)	4,000	16,800
Mango Excellent Media Company Ltd., Class A (a)	1,600	7,962
Spotify Technology S.A. (b)	1,395	130,893
Tencent Music Entertainment Group ADR (b)	8,400	42,168
Toho Company Ltd.	1,900	68,599
Universal Music Group N.V.	12,016	240,364
		673,653
Multi-Line Insurance - 0.3%
Ageas SA (a)	2,718	119,287
Allianz SE (a)	6,707	1,276,995
Assicurazioni Generali S.p.A. (a)	18,291	291,137
Aviva PLC (a)	46,866	228,406
AXA S.A. (a)	31,853	721,293
Baloise Holding AG (a)	730	118,877
BB Seguridade Participacoes S.A. (a)	6,203	30,793
China Pacific Insurance Group Company Ltd., Class H H Shares (a)	27,089	66,213
China Pacific Insurance Group Company Ltd., Class A (a)	4,400	15,443
Gjensidige Forsikring ASA (a)	3,412	68,898
Powszechny Zaklad Ubezpieczen S.A.	7,748	51,667
Sampo Oyj, Class A	8,231	357,284
ZhongAn Online P&C Insurance Company Ltd., Class H H Shares (b)(e)	5,600	18,234
Zurich Insurance Group AG	2,472	1,072,099
		4,436,626
Multi-Sector Holdings - 0.1%
Eurazeo S.E. (a)	753	46,525
EXOR N.V. (a)	1,726	107,328
Groupe Bruxelles Lambert S.A. (a)	1,696	141,279
Industrivarden AB, Class A A Shares (a)	2,246	50,455
	Number of Shares	Fair Value
Industrivarden AB, Class C C Shares (a)	2,322	$ 51,550
Investor AB, Class B B Shares (a)	30,009	492,507
Investor AB, Class A A Shares (a)	7,896	141,509
Kinnevik AB, Class B (a)(b)	4,123	66,307
L E Lundbergforetagen AB, Class B (a)	1,306	53,005
Metro Pacific Investments Corp. (a)	108,000	6,934
Remgro Ltd.	4,910	38,935
Sofina S.A.	265	54,024
Wendel SE	407	33,933
		1,284,291
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp. (a)	10,651	142,844
Canadian Utilities Ltd., Class A (a)	2,200	65,474
E.ON SE (a)	37,062	310,282
Engie S.A. (a)	30,138	345,514
National Grid PLC (a)	59,930	765,666
Qatar Electricity & Water Co. QSC	5,078	24,430
Veolia Environnement S.A.	10,994	267,688
		1,921,898
Office REITs - 0.0% *
City Office REIT Inc. (a)	2,323	30,083
Covivio (a)	743	41,130
Dexus (a)	17,124	104,565
Japan Real Estate Investment Corp. (a)	21	96,456
Nippon Building Fund Inc. (a)	24	119,421
		391,655
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery Inc., Class A	1,000	8,365
Oil & Gas Drilling - 0.0% *
Borr Drilling Ltd. (a)(b)	7,825	36,073
China Oilfield Services Ltd., Class H (a)	18,000	17,640
		53,713
Oil & Gas Equipment & Services - 0.0% *
Dialog Group Bhd (a)	38,500	18,606

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Offshore Oil Engineering Company Ltd., Class A	14,500	$ 8,976
Tenaris S.A.	7,512	96,361
Yantai Jereh Oilfield Services Group Company Ltd., Class A	500	3,006
		126,949
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA (a)	1,798	62,258
ARC Resources Ltd.	10,900	137,143
Canadian Natural Resources Ltd. (a)	19,300	1,034,909
Inpex Corp. (a)	17,300	187,192
Lundin Energy MergerCo AB (a)	3,172	129,066
Lundin Petroleum AB	3,172	2,164
Petro Rio S.A. (b)	7,200	30,276
PTT Exploration & Production PCL NVDR	14,699	66,313
Santos Ltd.	53,214	271,517
Tatneft PJSC ADR (c)**	3,383	—
Tatneft PJSC (c)**	4,926	—
Tourmaline Oil Corp.	5,200	269,806
Woodside Energy Group Ltd.	30,995	678,629
		2,869,273
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd. (a)	4,011	94,412
Bharat Petroleum Corporation Ltd. (a)	8,844	34,537
Cosan S.A. (a)	14,636	50,937
Empresas Copec SA (a)	4,726	34,151
ENEOS Holdings Inc. (a)	51,000	192,843
Formosa Petrochemical Corp. (a)	14,000	44,166
HD Hyundai Co Ltd. (a)	485	22,188
Hindustan Petroleum Corporation Ltd. (a)	6,187	17,016
Idemitsu Kosan Company Ltd. (a)	3,500	84,244
Indian Oil Corporation Ltd. (a)	24,205	22,758
Indian Oil Corporation Ltd.	12,103	11,379
Neste Oyj (a)	6,986	308,500
Parkland Corp.	2,607	70,654
PETRO RABIGH	2,809	12,772
Petronas Dagangan Bhd	3,100	14,855
Polski Koncern Naftowy ORLEN S.A.	3,143	47,902
Qatar Fuel QSC	3,749	18,376
	Number of Shares	Fair Value
Rabigh Refining & Petrochemical Co. (b)	3,096	$ 14,077
Reliance Industries Ltd.	32,437	1,066,132
SK Innovation Company Ltd. (b)	587	86,802
S-Oil Corp.	483	38,688
Thai Oil PCL NVDR	14,900	21,704
Tupras Turkiye Petrol Rafinerileri A/S (b)	1,432	22,685
		2,331,778
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp. (a)(b)	2,030	14,149
China Suntien Green Energy Corporation Ltd., Class H H Shares (a)	18,000	9,176
DHT Holdings Inc. (a)	7,742	47,459
Enbridge Inc. (a)	33,300	1,403,301
FLEX LNG Ltd. (a)(b)	1,660	45,467
Frontline Ltd. (b)	7,525	66,672
Golar LNG Ltd. (a)(b)	5,878	133,725
Keyera Corp.	3,500	79,771
Nordic American Tankers Ltd.	11,931	25,413
Pembina Pipeline Corp.	9,100	320,981
Petronet LNG Ltd.	9,652	26,558
Qatar Gas Transport Company Ltd.	29,180	29,975
Scorpio Tankers Inc.	2,890	99,734
SFL Corporation Ltd.	6,932	65,785
TC Energy Corp.	16,100	832,240
Teekay Corp. (b)	4,823	13,890
Teekay Tankers Ltd., Class A (b)	1,583	27,908
Ultrapar Participacoes S.A.	6,400	15,065
		3,257,269
Other Diversified Financial Services - 0.1%
Bajaj Finserv Ltd. (a)	442	61,184
FirstRand Ltd. (a)	51,757	197,045
M&G PLC (a)	41,478	98,026
Meritz Financial Group Inc. (a)	601	11,965
ORIX Corp.	19,700	330,037
Yuanta Financial Holding Company Ltd.	108,000	71,555
		769,812
Packaged Foods & Meats - 0.7%
Ajinomoto Company Inc. (a)	7,400	179,751
Almarai Co. JSC (a)	3,125	43,642

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Angel Yeast Company Ltd., Class A A Shares (a)	1,600	$ 11,635
Associated British Foods PLC (a)	5,674	108,737
Barry Callebaut AG (a)	57	126,819
BRF S.A. (a)(b)	6,804	17,682
Britannia Industries Ltd. (a)	1,507	66,148
Charoen Pokphand Foods PCL NVDR	40,573	29,837
China Feihe Ltd. (a)(e)	36,568	42,035
China Huishan Dairy Holdings Company Ltd. (c)	55,000	—
China Mengniu Dairy Company Ltd. (a)	34,000	169,633
Chocoladefabriken Lindt & Spruengli AG (a)	19	381,543
CJ CheilJedang Corp. (a)	103	30,065
Dali Foods Group Company Ltd. (a)(e)	17,117	9,096
Danone S.A. (a)	10,753	598,734
Foshan Haitian Flavouring & Food Company Ltd., Class A (a)	2,904	39,140
Gruma SAB de CV, Class B (a)	2,545	28,073
Grupo Bimbo SAB de CV, Class A (a)	14,381	46,595
Guangdong Haid Group Company Ltd., Class A (a)	1,800	16,112
Henan Shuanghui Investment & Development Company Ltd., Class A (a)	3,185	13,920
Indofood CBP Sukses Makmur Tbk PT (a)	27,600	17,693
Indofood Sukses Makmur Tbk PT (a)	52,836	25,004
Inner Mongolia Yili Industrial Group Company Ltd., Class A (a)	4,000	23,239
JBS S.A. (a)	9,100	54,971
JDE Peet's N.V. (a)	1,427	40,519
Kerry Group PLC, Class A (a)	2,635	251,620
Kikkoman Corp. (a)	2,400	127,194
Marico Ltd. (a)	6,935	41,967
MEIJI Holdings Company Ltd. (a)	1,900	93,143
Monde Nissin Corp. (a)(b)(e)	81,900	19,363
Mowi ASA (a)	6,893	156,352
Muyuan Foods Company Ltd., Class A A Shares (a)	3,920	32,317
Nestle India Ltd. (a)	367	81,186
Nestle Malaysia Bhd (a)	839	25,241
	Number of Shares	Fair Value
Nestle S.A. (a)	46,153	$ 5,372,424
Nisshin Seifun Group Inc.	3,000	35,067
Nissin Foods Holdings Company Ltd.	1,100	75,868
Orion Corp.	335	26,833
Orkla ASA	12,640	100,713
PPB Group Bhd	8,587	30,900
QL Resources Bhd	12,588	14,851
Salmar ASA	1,003	70,303
Saputo Inc.	4,200	91,394
Tata Consumer Products Ltd.	6,886	61,590
Thai Union Group PCL NVDR	28,434	13,753
The Savola Group	3,575	32,014
Tingyi Cayman Islands Holding Corp.	24,000	41,106
Uni-President China Holdings Ltd.	12,000	10,292
Uni-President Enterprises Corp.	64,000	144,214
Universal Robina Corp.	12,120	24,467
Want Want China Holdings Ltd.	53,000	46,064
Wens Foodstuffs Group Company Ltd., Class A (b)	3,400	10,797
WH Group Ltd. (e)	140,166	108,247
Yakult Honsha Company Ltd.	2,000	115,270
Yihai International Holding Ltd.	7,364	26,558
Yihai Kerry Arawana Holdings Company Ltd., Class A (b)	1,000	8,058
		9,409,789
Paper Packaging - 0.0% *
Amcor PLC (a)	15,000	186,450
Klabin S.A. (a)	5,700	22,017
SCG Packaging PCL NVDR	14,842	23,299
Smurfit Kappa Group PLC	3,901	130,832
		362,598
Paper Products - 0.1%
Empresas CMPC S.A. (a)	11,722	19,081
Holmen AB, Class B (a)	1,597	64,660
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	24,700	12,601
Mondi PLC (a)	7,702	136,096
Nine Dragons Paper Holdings Ltd. (a)	14,310	12,109
Oji Holdings Corp.	12,100	52,371
Resolute Forest Products Inc. (b)	2,676	34,146

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Stora Enso Oyj, Class R	9,186	$ 143,716
Suzano SA	7,800	74,115
UPM-Kymmene Oyj	8,826	267,679
		816,574
Personal Products - 0.3%
Amorepacific Corp. (a)	276	27,634
AMOREPACIFIC Group (a)	158	4,539
Beiersdorf AG (a)	1,597	162,751
By-health Company Ltd., Class A (a)	2,900	9,365
Colgate-Palmolive India Ltd. (a)	449	8,454
Dabur India Ltd. (a)	6,264	39,338
Godrej Consumer Products Ltd. (a)(b)	4,487	43,042
Hengan International Group Company Ltd. (a)	5,980	28,083
Hindustan Unilever Ltd. (a)	8,432	238,164
Kao Corp. (a)	7,800	314,170
Kobayashi Pharmaceutical Company Ltd. (a)	800	49,229
Kose Corp. (a)	500	45,416
LG Household & Health Care Ltd. (a)	90	47,135
L'Oreal S.A. (a)	3,956	1,361,919
Natura & Co. Holding S.A. (a)	8,400	21,556
Proya Cosmetics Company Ltd., Class A	280	6,899
Shiseido Company Ltd.	6,600	264,573
Unilever PLC	42,025	1,899,096
		4,571,363
Pharmaceuticals - 1.7%
Aspen Pharmacare Holdings Ltd. (a)	4,082	34,644
Astellas Pharma Inc. (a)	30,700	477,940
AstraZeneca PLC (a)	25,411	3,332,922
Asymchem Laboratories Tianjin Company Ltd., Class A A Shares (a)	166	7,156
Aurobindo Pharma Ltd. (a)	3,446	22,389
Bayer AG (a)	16,139	957,009
Betta Pharmaceuticals Company Ltd., Class A (a)	600	5,441
CanSino Biologics Inc., Class H H Shares (a)(b)(e)	1,145	11,724
CanSino Biologics Inc., Class A A Shares (a)(b)	114	3,385
Celltrion Pharm Inc. (a)(b)	216	13,092
	Number of Shares	Fair Value
Changchun High & New Technology Industry Group Inc., Class A (a)	300	$ 10,445
China Medical System Holdings Ltd. (a)	10,000	15,598
China Traditional Chinese Medicine Holdings Company Ltd. (a)	30,000	18,542
Chugai Pharmaceutical Company Ltd. (a)	11,100	283,516
Cipla Ltd. (a)	5,279	61,311
CSPC Pharmaceutical Group Ltd. (a)	90,000	89,347
Daiichi Sankyo Company Ltd. (a)	28,800	728,612
Dong-E-E-Jiao Company Ltd., Class A A Shares (a)	1,800	9,921
Dr Reddy's Laboratories Ltd. (a)	1,264	70,325
Eisai Company Ltd. (a)	4,000	168,562
Endo International PLC (a)(b)	16,064	7,481
GSK PLC (a)	83,428	1,788,891
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd., Class A (a)	900	4,241
Hanmi Pharm Company Ltd. (a)	83	19,689
Hansoh Pharmaceutical Group Company Ltd. (a)(e)	12,000	24,223
Hikma Pharmaceuticals PLC (a)	2,982	58,578
Humanwell Healthcare Group Company Ltd., Class A (a)	2,200	5,250
HUTCHMED China Ltd. ADR (b)	800	10,112
Hypera S.A. (a)	5,300	38,553
Ipsen S.A. (a)	646	60,816
Jazz Pharmaceuticals PLC (a)(b)	600	93,606
Jiangsu Hengrui Medicine Company Ltd., Class A (a)	4,620	25,559
Kalbe Farma Tbk PT (a)	246,000	27,411
Kyowa Kirin Co Ltd. (a)	4,500	101,027
Lupin Ltd. (a)	2,072	16,029
Merck KGaA (a)	2,133	359,021
Nanjing King-Friend Biochemical Pharmaceutical Company Ltd., Class A (a)	400	1,683
Nippon Shinyaku Company Ltd.	700	42,509
Novartis AG	35,936	3,034,863

See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Novo Nordisk A/S, Class B B Shares	27,619	$ 3,056,461
Ono Pharmaceutical Company Ltd.	5,900	151,219
Orion Oyj, Class B	1,805	80,388
Otsuka Holdings Company Ltd.	6,500	230,518
Perrigo Company PLC	1,100	44,627
Recordati Industria Chimica e Farmaceutica SpA	1,777	77,116
Richter Gedeon Nyrt (a)	1,789	32,194
Roche Holding AG	11,944	3,996,290
Sanofi	18,661	1,879,511
Shanghai Fosun Pharmaceutical Group Company Ltd., Class H H Shares	4,500	16,659
Shanghai Fosun Pharmaceutical Group Company Ltd., Class A	1,500	9,865
Shionogi & Company Ltd.	4,400	222,016
Sino Biopharmaceutical Ltd.	105,000	66,504
SK Biopharmaceuticals Company Ltd. (b)	382	22,036
Sun Pharmaceutical Industries Ltd.	10,719	112,738
Takeda Pharmaceutical Company Ltd.	24,700	694,156
Teva Pharmaceutical Industries Ltd. ADR (b)	17,500	131,600
Theravance Biopharma Inc. (b)	3,749	33,966
Torrent Pharmaceuticals Ltd.	564	20,427
UCB S.A.	2,101	177,125
Vifor Pharma AG (b)	760	131,384
Yuhan Corp.	652	28,121
Yunnan Baiyao Group Company Ltd., Class A A Shares	1,400	12,611
Zhangzhou Pientzehuang Pharmaceutical Company Ltd., Class A	400	21,284
Zhejiang Huahai Pharmaceutical Company Ltd., Class A	2,600	8,803
Zhejiang NHU Company Ltd., Class A A Shares	2,592	8,819
		23,307,861
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (b)(c)**	46,308	—
	Number of Shares	Fair Value
Anglo American Platinum Ltd. (a)	460	$ 40,012
Impala Platinum Holdings Ltd. (a)	9,062	100,198
Industrias Penoles SAB de C.V. (a)	900	8,306
Northam Platinum Holdings Ltd. (b)	3,073	32,130
Sibanye Stillwater Ltd.	27,057	67,170
		247,816
Property & Casualty Insurance - 0.3%
Admiral Group PLC (a)	2,774	75,598
Argo Group International Holdings Ltd. (a)	1,771	65,279
Chubb Ltd. (a)	4,169	819,542
DB Insurance Company Ltd. (a)	393	18,554
Fairfax Financial Holdings Ltd. (a)	415	219,444
ICICI Lombard General Insurance Company Ltd. (a)(e)	2,136	30,319
Insurance Australia Group Ltd. (a)	39,266	117,725
Intact Financial Corp. (a)	2,917	410,567
James River Group Holdings Ltd. (a)	2,236	55,408
Meritz Fire & Marine Insurance Company Ltd. (a)	396	10,110
MS&AD Insurance Group Holdings Inc. (a)	7,400	226,486
People's Insurance Company Group of China Ltd., Class H H Shares	97,000	29,668
PICC Property & Casualty Company Ltd., Class H	68,000	70,713
QBE Insurance Group Ltd.	24,562	205,214
Samsung Fire & Marine Insurance Company Ltd.	307	47,525
Sompo Holdings Inc.	5,200	229,006
Suncorp Group Ltd.	20,003	151,031
The People's Insurance Company Group of China Ltd., Class A	10,900	8,227
Tokio Marine Holdings Inc.	10,300	599,175
Tryg A/S	5,724	128,226
		3,517,817
Publishing - 0.0% *
China Literature Ltd. (a)(b)(e)	4,400	21,251

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Pearson PLC	10,767	$ 98,044
		119,295
Railroads - 0.3% *
Aurizon Holdings Ltd. (a)	31,135	81,358
Beijing-Shanghai High Speed Railway Company Ltd., Class A (a)	25,600	19,169
BTS Group Holdings PCL NVDR	76,426	18,482
Canadian National Railway Co. (a)	9,800	1,099,998
Canadian Pacific Railway Ltd. (a)	15,300	1,066,416
Central Japan Railway Co. (a)	2,400	276,559
Container Corporation of India Ltd. (a)	1,587	11,943
Daqin Railway Company Ltd., Class A (a)	9,300	9,142
East Japan Railway Co. (a)	5,000	255,346
Hankyu Hanshin Holdings Inc. (a)	3,800	103,493
Keio Corp. (a)	1,800	64,326
Keisei Electric Railway Company Ltd. (a)	2,200	60,564
Kintetsu Group Holdings Company Ltd. (a)	2,900	90,188
MTR Corporation Ltd. (a)	24,500	128,011
Odakyu Electric Railway Company Ltd.	5,000	67,167
Rumo S.A.	11,700	35,730
Tobu Railway Company Ltd.	3,200	72,901
Tokyu Corp.	8,500	99,982
West Japan Railway Co.	3,500	128,582
		3,689,357
Real Estate Development - 0.1%
China Evergrande Group (a)(c)	87,000	13,720
China Jinmao Holdings Group Ltd. (a)	60,000	16,134
China Merchants Shekou Industrial Zone Holdings Company Ltd., Class A (a)	3,800	7,612
China Overseas Land & Investment Ltd. (a)	40,000	126,419
China Resources Land Ltd. (a)	34,000	158,584
China Vanke Company Ltd., Class H H Shares (a)	17,000	42,722
China Vanke Company Ltd., Class A A Shares (a)	5,000	15,289
	Number of Shares	Fair Value
CIFI Holdings Group Company Ltd. (a)	41,600	$ 20,888
CK Asset Holdings Ltd. (a)	33,086	234,011
Country Garden Holdings Company Ltd. (a)	76,298	47,255
Dar Al Arkan Real Estate Development Co. (a)(b)	5,114	14,666
Emaar Economic City (a)(b)	5,150	13,561
Emaar Properties PJSC (a)	44,432	62,902
Gemdale Corp., Class A (a)	1,500	3,007
Godrej Properties Ltd. (a)(b)	1,425	21,345
Greentown China Holdings Ltd. (a)	8,000	16,577
Henderson Land Development Company Ltd. (a)	24,000	89,920
Hopson Development Holdings Ltd. (a)	12,342	18,843
Land & Houses PCL NVDR	96,731	22,846
Logan Group Company Ltd (a)(c)	18,000	3,751
Longfor Group Holdings Ltd. (a)(e)	17,968	84,837
Poly Developments & Holdings Group Company Ltd., Class A	7,100	18,491
Ruentex Development Company Ltd.	11,000	27,155
Seazen Group Ltd. (b)	17,238	8,523
Seazen Holdings Company Ltd., Class A A Shares	1,400	5,310
Shimao Group Holdings Ltd. (c)	16,102	6,802
Sino Land Company Ltd.	54,890	81,003
Sunac China Holdings Ltd. (c)	59,000	17,218
Yuexiu Property Company Ltd.	13,063	16,747
		1,216,138
Real Estate Operating Companies - 0.1%
A-Living Smart City Services Company Ltd. H Shares (a)(e)	10,055	16,171
Aroundtown S.A. (a)	17,017	53,958
Azrieli Group Ltd. (a)	634	44,244
Capitaland Investment Ltd. (a)	43,600	119,675
Central Pattana PCL NVDR	26,454	45,643
China Resources Mixc Lifestyle Services Ltd. (a)(e)	7,200	35,693
CIFI Ever Sunshine Services Group Ltd. (a)	8,000	10,195

See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Country Garden Services Holdings Company Ltd. (a)	20,715	$ 92,264
Fastighets AB Balder, Class B (a)(b)	10,813	51,715
Greentown Service Group Company Ltd. (a)	20,000	22,633
Hang Lung Properties Ltd. (a)	30,000	56,888
Hongkong Land Holdings Ltd. (a)	19,200	96,384
Hulic Company Ltd. (a)	5,800	44,827
LEG Immobilien SE (a)	1,209	100,004
Mabanee Co. KPSC (a)	7,055	17,310
NEPI Rockcastle PLC	5,303	28,191
Sagax AB, Class B	2,811	51,763
SM Prime Holdings Inc.	128,600	85,484
Swire Properties Ltd.	20,200	50,147
Swiss Prime Site AG	1,223	106,989
Vonovia SE	11,529	354,358
Wharf Real Estate Investment Company Ltd.	27,000	128,687
		1,613,223
Real Estate Services - 0.0% *
China Overseas Property Holdings Ltd. (a)	15,000	16,153
FirstService Corp. (a)	600	72,626
KE Holdings Inc. ADR (b)	3,100	55,645
		144,424
Regional Banks - 0.0% *
Bandhan Bank Ltd. (a)(e)	7,685	25,642
Bank of Chengdu Company Ltd., Class A A Shares (a)	400	989
Bank of Hangzhou Company Ltd., Class A A Shares (a)	5,547	12,394
Bank of Jiangsu Company Ltd., Class A (a)	7,000	7,434
Bank of Nanjing Company Ltd., Class A (a)	5,600	8,704
Bank of Ningbo Company Ltd., Class A A Shares (a)	4,756	25,404
Concordia Financial Group Ltd. (a)	16,300	56,391
First Bancorp (a)	11,231	144,992
OFG Bancorp	2,742	69,647
Popular Inc.	652	50,158
Resona Holdings Inc.	34,400	128,657
The Chiba Bank Ltd. (a)	7,600	41,453
The Shizuoka Bank Ltd.	6,800	40,794
		612,659
	Number of Shares	Fair Value
Reinsurance - 0.1%
Enstar Group Ltd. (a)(b)	700	$ 149,786
Everest Re Group Ltd. (a)	400	112,112
Greenlight Capital Re Ltd., Class A (a)(b)	1,260	9,740
Hannover Rueck SE (a)	957	138,569
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	2,307	540,737
RenaissanceRe Holdings Ltd.	400	62,548
SiriusPoint Ltd. (b)	4,788	25,951
Swiss Re AG	4,976	384,524
		1,423,967
Renewable Electricity - 0.0% *
Adani Green Energy Ltd. (a)(b)	3,339	81,584
China Longyuan Power Group Corporation Ltd., Class H H Shares (a)	35,000	67,619
China Three Gorges Renewables Group Company Ltd., Class A A Shares (a)	19,800	18,577
China Yangtze Power Company Ltd., Class A A Shares (a)	14,300	49,315
EDP Renovaveis SA (a)	4,595	108,182
Energy Absolute PCL NVDR	19,820	45,689
Engie Brasil Energia S.A. (a)	3,233	25,533
Meridian Energy Ltd. (a)	22,017	64,065
Northland Power Inc.	3,618	107,478
		568,042
Research & Consulting Services - 0.2%
Bureau Veritas S.A. (a)	4,674	119,473
Clarivate PLC (a)(b)	5,112	70,852
Experian PLC (a)	15,200	444,139
Intertek Group PLC (a)	2,562	130,867
Nihon M&A Center Holdings Inc. (a)	4,300	45,673
RELX PLC	31,783	859,211
SGS S.A.	106	241,928
Teleperformance	971	297,738
Thomson Reuters Corp.	2,818	293,149
Wolters Kluwer N.V.	4,329	418,904
		2,921,934

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Residential REITs - 0.0% *
Canadian Apartment Properties REIT (a)	1,300	$ 45,169
Restaurants - 0.1%
Compass Group PLC (a)	29,362	599,066
Domino's Pizza Enterprises Ltd. (a)	860	40,214
Haidilao International Holding Ltd. (a)(b)(e)	12,000	27,985
Jiumaojiu International Holdings Ltd. (a)(e)	10,000	26,571
Jollibee Foods Corp. (a)	7,580	28,068
Jubilant Foodworks Ltd. (a)	4,745	30,778
McDonald's Holdings Company Japan Ltd. (a)	1,500	54,544
Restaurant Brands International Inc.	4,900	245,275
Sodexo SA	1,486	104,180
Yum China Holdings Inc.	4,400	213,400
		1,370,081
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust (a)	88,259	137,617
Japan Metropolitan Fund Invest (a)	118	91,808
Klepierre S.A. (a)	3,466	66,528
Link REIT (a)	34,874	284,434
Mapletree Commercial Trust (a)	33,046	43,453
RioCan Real Estate Investment Trust	2,300	35,696
Scentre Group	82,198	146,396
Unibail-Rodamco-Westfield (b)	1,976	100,502
Vicinity Centres	65,395	82,518
		988,952
Security & Alarm Services - 0.0% *
S-1 Corp.	184	9,098
Secom Company Ltd.	3,500	215,969
Securitas AB, Class B	5,414	46,557
		271,624
Semiconductor Equipment - 0.4%
Advanced Micro-Fabrication Equipment Inc. China, Class A A Shares (a)(b)	339	5,903
Advantest Corp. (a)	3,000	160,318
ASM International N.V. (a)	777	193,818
	Number of Shares	Fair Value
ASML Holding N.V.	6,666	$ 3,176,804
Daqo New Energy Corp. ADR (b)	500	35,690
Disco Corp. (a)	500	118,509
Flat Glass Group Company Ltd., Class H H Shares (a)	4,000	14,069
Flat Glass Group Company Ltd., Class A (a)	1,700	9,661
Globalwafers Company Ltd. (a)	2,000	30,471
Hangzhou First Applied Material Company Ltd., Class A (a)	980	9,578
Kulicke & Soffa Industries Inc. (a)	3,458	148,037
Lasertec Corp. (a)	1,200	142,652
National Silicon Industry Group Company Ltd., Class A (a)(b)	1,235	4,233
NAURA Technology Group Company Ltd., Class A (a)	300	12,401
Shenzhen SC New Energy Technology Corp., Class A	100	1,333
SUMCO Corp.	5,600	72,507
Tianjin Zhonghuan Semiconductor Company Ltd., Class A	1,800	15,811
Tokyo Electron Ltd.	2,500	815,207
Xinyi Solar Holdings Ltd.	49,985	77,204
Zhejiang Jingsheng Mechanical & Electrical Company Ltd., Class A	300	3,025
		5,047,231
Semiconductors - 0.5%
ASE Technology Holding Company Ltd. (a)	35,000	89,932
eMemory Technology Inc. (a)	1,000	34,809
Gigadevice Semiconductor Beijing Inc., Class A (a)	560	11,879
Hangzhou Silan Microelectronics Company Ltd., Class A (a)	1,100	8,532
Hua Hong Semiconductor Ltd. (a)(b)(e)	8,000	28,954
Inari Amertron Bhd (a)	40,000	23,959
Infineon Technologies AG (a)	21,500	518,998
Ingenic Semiconductor Company Ltd., Class A (a)	600	9,509
JA Solar Technology Company Ltd., Class A (a)	1,120	13,181

See Notes to Schedule of Investments and Notes to Financial Statements.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
JCET Group Company Ltd., Class A A Shares (a)	2,000	$ 8,055
LONGi Green Energy Technology Company Ltd., Class A	4,736	47,069
MediaTek Inc. (a)	15,000	328,417
Montage Technology Company Ltd., Class A (a)	361	3,262
Nanya Technology Corp. (a)	15,000	24,921
Novatek Microelectronics Corp.	5,886	59,783
Powerchip Semiconductor Manufacturing Corp.	27,000	36,413
Realtek Semiconductor Corp.	5,040	61,531
Renesas Electronics Corp. (b)	19,400	176,072
Rohm Company Ltd.	1,400	97,486
SG Micro Corp., Class A	150	4,072
Silergy Corp.	1,222	98,431
SK Hynix Inc.	5,608	393,044
SK Square Company Ltd. (b)	1,068	32,121
STMicroelectronics N.V.	11,276	353,655
Taiwan Semiconductor Manufacturing Company Ltd.	262,557	4,203,243
Tianshui Huatian Technology Company Ltd., Class A A Shares	700	979
Tower Semiconductor Ltd. (b)	1,841	85,528
Trina Solar Company Ltd., Class A A Shares	1,600	15,572
Unigroup Guoxin Microelectronics Company Ltd., Class A	300	8,490
United Microelectronics Corp.	122,000	160,637
Vanguard International Semiconductor Corp.	8,330	21,516
Will Semiconductor Ltd., Class A A Shares	400	10,324
Win Semiconductors Corp.	4,000	25,897
Winbond Electronics Corp.	28,000	20,435
		7,016,706
Silver - 0.0% *
Pan American Silver Corp.	3,600	70,579
Soft Drinks - 0.1%
Arca Continental SAB de CV (a)	5,300	34,807
Carabao Group PCL NVDR	5,700	17,170
Coca-Cola European Partners PLC (a)	3,400	175,474
	Number of Shares	Fair Value
Coca-Cola Femsa SAB de C.V. (a)	7,000	$ 38,629
Coca-Cola HBC AG (a)	3,413	75,520
Fomento Economico Mexicano SAB de C.V. (a)	21,300	143,325
Ito En Ltd. (a)	800	35,803
Nongfu Spring Company Ltd., Class H H Shares (e)	18,200	104,488
Osotspa PCL NVDR	12,991	12,585
Suntory Beverage & Food Ltd.	2,300	86,850
		724,651
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (b)	3,864	27,705
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA, Class E (a)	1,668	22,134
Chailease Holding Company Ltd. (a)	14,805	103,817
Far East Horizon Ltd. (a)	23,000	19,287
Mitsubishi HC Capital Inc. (a)	11,400	52,530
Piramal Enterprises Ltd.	1,353	28,366
		226,134
Specialty Chemicals - 0.3%
Akzo Nobel N.V. (a)	3,013	197,249
Arkema S.A. (a)	1,000	88,780
Asian Paints Ltd. (a)	4,091	139,619
Chr Hansen Holding A/S (a)	1,680	122,008
Clariant AG (a)	3,671	69,712
Covestro AG (a)(e)	3,066	105,712
Croda International PLC (a)	2,206	173,390
Dongyue Group Ltd. (a)	17,000	21,275
EMS-Chemie Holding AG (a)	118	87,574
Evonik Industries AG (a)	3,547	75,499
Givaudan S.A. (a)	152	532,996
Hoshine Silicon Industry Company Ltd., Class A (a)	200	3,519
Johnson Matthey PLC (a)	3,175	74,245
JSR Corp. (a)	2,861	74,128
Koninklijke DSM N.V. (a)	2,882	413,081
Nippon Paint Holdings Company Ltd.	13,900	103,440
Nitto Denko Corp.	2,300	148,644
Novozymes A/S, Class B B Shares	3,410	204,216

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Perimeter Solutions S.A. (b)	7,095	$ 76,910
Shanghai Putailai New Energy Technology Company Ltd., Class A	1,240	15,611
Shenzhen Capchem Technology Company Ltd., Class A	180	1,411
Shin-Etsu Chemical Company Ltd.	6,200	698,245
Sika AG	2,395	550,373
SK IE Technology Company Ltd. (b)(e)	261	19,720
Symrise AG	2,199	238,745
Umicore S.A.	3,323	115,755
Wanhua Chemical Group Company Ltd., Class A	2,000	28,934
Zhejiang Yongtai Technology Company Ltd., Class A	600	2,947
		4,383,738
Specialty Stores - 0.0% *
China Tourism Group Duty Free Corporation Ltd., Class A (a)	1,200	41,693
Chow Tai Fook Jewellery Group Ltd. (a)	29,800	56,053
Hotel Shilla Company Ltd. (a)	370	20,290
Jarir Marketing Co. (a)	420	18,201
JD Sports Fashion PLC (a)	44,069	61,762
JUMBO S.A. (a)	974	14,113
Pop Mart International Group Ltd. (e)	7,200	34,775
		246,887
Steel - 0.2%
ArcelorMittal S.A. (a)	10,096	227,035
Baoshan Iron & Steel Company Ltd., Class A (a)	10,700	9,608
BlueScope Steel Ltd. (a)	8,264	90,356
China Steel Corp. (a)	122,000	116,734
Cia Siderurgica Nacional S.A. (a)	6,300	18,601
Eregli Demir ve Celik Fabrikalari TAS (a)	12,313	20,015
Fortescue Metals Group Ltd. (a)	27,958	337,020
Hitachi Metals Ltd. (a)(b)	3,700	55,913
Hyundai Steel Co. (a)	790	19,531
Inner Mongolia BaoTou Steel Union Company Ltd., Class A (a)	42,400	14,862
	Number of Shares	Fair Value
JFE Holdings Inc. (a)	8,300	$ 87,365
JSW Steel Ltd. (a)	7,366	52,653
Kumba Iron Ore Ltd. (a)	476	15,273
Nippon Steel Corp.	13,400	187,307
Novolipetsk Steel PJSC GDR (c)**	2,290	—
Novolipetsk Steel PJSC (b)(c)**	4,980	—
POSCO Holdings Inc.	782	138,825
Severstal PAO GDR (c)**	3,070	—
Severstal PAO (c)**	695	—
Shanxi Meijin Energy Company Ltd., Class A	3,500	6,369
Shanxi Taigang Stainless Steel Company Ltd., Class A	6,700	5,447
Tata Steel Ltd.	7,424	81,509
Vale S.A.	42,740	625,720
voestalpine AG	1,648	34,940
YongXing Special Materials Technology Company Ltd., Class A	200	4,541
		2,149,624
Systems Software - 0.0% *
360 Security Technology Inc., Class A (a)	4,700	5,973
BlackBerry Ltd. (a)(b)	9,400	50,572
Check Point Software Technologies Ltd. (a)(b)	1,703	207,391
CyberArk Software Ltd. (a)(b)	700	89,572
Ming Yuan Cloud Group Holdings Ltd. (a)	12,000	19,207
Oracle Corp. Japan	537	31,069
Sangfor Technologies Inc., Class A	300	4,644
Tata Elxsi Ltd.	366	37,867
Totvs S.A.	4,738	21,074
Trend Micro Inc.	2,100	102,330
		569,699
Technology Distributors - 0.0% *
Synnex Technology International Corp.	18,178	32,525
Unisplendour Corporation Ltd., Class A	3,100	8,970
WPG Holdings Ltd.	20,938	38,801
		80,296

See Notes to Schedule of Investments and Notes to Financial Statements.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.3%
Acer Inc. (a)	26,000	$ 18,975
Advantech Company Ltd. (a)	4,000	46,547
Asustek Computer Inc. (a)	7,053	73,653
Brother Industries Ltd. (a)	4,000	70,222
Canon Inc. (a)	16,500	374,683
Catcher Technology Company Ltd. (a)	7,000	38,963
Compal Electronics Inc. (a)	55,225	42,254
FUJIFILM Holdings Corp. (a)	5,915	316,877
Inventec Corp. (a)	34,249	28,969
Lenovo Group Ltd. (a)	74,000	69,125
Lite-On Technology Corp. (a)	19,693	38,348
Logitech International S.A. (a)	2,741	142,783
Micro-Star International Company Ltd. (a)	6,000	22,903
Ninestar Corp., Class A (a)	1,200	9,061
Pegatron Corp.	23,251	44,573
Quanta Computer Inc.	30,507	81,876
Ricoh Company Ltd.	9,600	74,974
Samsung Electronics Company Ltd.	50,888	2,233,993
Seiko Epson Corp.	4,200	59,357
Shenzhen Transsion Holdings Company Ltd., Class A	350	4,658
Wiwynn Corp.	1,000	23,442
Xiaomi Corp., Class B (b)(e)	158,400	275,340
		4,091,576
Textiles - 0.0% *
Eclat Textile Company Ltd. (a)	2,000	27,948
Thrifts & Mortgage Finance - 0.0% *
Housing Development Finance Corporation Ltd. (a)	17,679	485,972
Tires & Rubber - 0.1%
Balkrishna Industries Ltd. (a)	1,031	28,058
Bridgestone Corp. (a)	9,396	342,352
Cheng Shin Rubber Industry Company Ltd. (a)	20,000	23,812
Cie Generale des Etablissements Michelin SCA (a)	11,206	304,305
Hankook Tire & Technology Company Ltd. (a)	729	18,500
MRF Ltd. (a)	20	17,930
Sailun Group Company Ltd., Class A A Shares	2,300	3,866
	Number of Shares	Fair Value
Shandong Linglong Tyre Company Ltd., Class A	1,500	$ 5,676
		744,499
Tobacco - 0.2%
British American Tobacco PLC (a)	35,736	1,527,448
Gudang Garam Tbk PT (a)	5,500	11,509
Imperial Brands PLC (a)	14,908	332,408
ITC Ltd. (a)	30,240	104,728
Japan Tobacco Inc. (a)	19,800	341,915
KT&G Corp. (a)	1,149	72,742
RLX Technology Inc. ADR (b)	4,000	8,520
Smoore International Holdings Ltd. (e)	19,000	58,596
Swedish Match AB	26,145	265,854
		2,723,720
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd. (a)	3,289	91,245
AerCap Holdings N.V. (a)(b)	2,200	90,068
Ashtead Group PLC (a)	7,350	306,972
BOC Aviation Ltd. (a)(e)	2,700	22,692
Brenntag AG (a)	2,441	158,476
Bunzl PLC (a)	5,609	185,214
Ferguson PLC (a)	3,607	402,482
IMCD N.V. (a)	905	123,896
ITOCHU Corp. (a)	19,605	529,179
Marubeni Corp. (a)	25,900	233,349
Mitsubishi Corp. (a)	20,800	618,083
Mitsui & Company Ltd. (a)	23,000	506,963
MonotaRO Company Ltd. (a)	4,300	63,809
Reece Ltd.	4,157	39,391
Sichuan New Energy Power Company Ltd. (b)	800	2,643
Sumitomo Corp.	18,600	254,243
Toromont Industries Ltd.	1,400	112,960
Toyota Tsusho Corp.	3,400	110,868
Triton International Ltd.	3,777	198,859
		4,051,392
Trucking - 0.0% *
CJ Logistics Corp. (a)(b)	14	1,229
Grab Holdings Ltd., Class A (a)(b)	16,300	41,239
Localiza Rent a Car S.A. (a)	5,900	59,130
Nippon Express Holdings Inc.	1,300	70,524
TFI International Inc.	1,400	112,146
		284,268

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd. (a)	50,000	$ 15,101
Cia de Saneamento Basico do Estado de Sao Paulo (a)	4,200	33,869
Guangdong Investment Ltd. (a)	32,000	33,847
Severn Trent PLC	3,973	131,192
United Utilities Group PLC	10,826	134,106
		348,115
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	12,507	68,805
America Movil SAB de C.V. Series L (a)	295,800	301,287
Axiata Group Bhd (a)	32,600	20,932
Bharti Airtel Ltd. (a)(b)	24,206	209,945
China United Network Communications Ltd., Class A (a)	14,400	7,432
DiGi.Com Bhd (a)	38,500	30,573
Etihad Etisalat Co. (a)	4,492	41,902
Far EasTone Telecommunications Company Ltd. (a)	21,000	59,045
Globe Telecom Inc. (a)	385	15,880
Intouch Holdings PCL NVDR	5,600	10,850
Intouch Holdings PCL, Class F (a)	6,200	12,013
KDDI Corp. (a)	26,508	836,869
Maxis Bhd (a)	27,100	20,290
Mobile Telecommunications Co. KSCP (a)	30,576	59,179
Mobile Telecommunications Co. Saudi Arabia (a)(b)	8,715	26,107
Mobile TeleSystems PJSC ADR (c)**	6,600	—
Mobile TeleSystems PJSC (c)**	3,970	—
MTN Group Ltd. (a)	17,502	141,063
PLDT Inc.	960	29,332
Rogers Communications Inc., Class B	5,900	282,113
SK Telecom Company Ltd.	406	16,260
Softbank Corp.	47,300	524,511
SoftBank Group Corp.	19,800	762,968
Taiwan Mobile Company Ltd.	24,946	90,611
Tele2 AB, Class B B Shares	9,522	108,253
TIM S.A.	10,600	25,864
	Number of Shares	Fair Value
Turkcell Iletisim Hizmetleri A/S	8,295	$ 8,048
Vodacom Group Ltd.	7,755	62,073
Vodafone Group PLC	443,093	681,576
		4,453,781
Total Common Stock (Cost $378,643,260)		331,340,807
Preferred Stock - 0.2%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG	978	69,118
Hyundai Motor Co.	417	28,134
Hyundai Motor Co.	217	14,540
Porsche Automobil Holding SE	2,545	167,941
Volkswagen AG	3,058	407,360
		687,093
Commodity Chemicals - 0.0% *
Braskem S.A.	1,800	12,818
LG Chem Ltd.	89	16,485
		29,303
Diversified Banks - 0.1%
Banco Bradesco S.A.	55,821	183,599
Bancolombia S.A.	4,359	33,208
Itau Unibanco Holding S.A.	50,400	218,487
Itausa S.A.	49,580	79,071
		514,365
Diversified Capital Markets - 0.0% *
Banco BTG Pactual S.A.	4	4
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA	3,800	33,935
Cia Energetica de Minas Gerais	14,729	29,236
		63,171
Fertilizers & Agricultural Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA	1,519	124,034
Healthcare Equipment - 0.0% *
Sartorius AG	407	141,861
Household Products - 0.0% *
Henkel AG & Company KGaA	2,959	181,835

See Notes to Schedule of Investments and Notes to Financial Statements.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro S.A.	49,600	$ 264,909
Surgutneftegas PJSC (c)**	115,200	—
		264,909
Personal Products - 0.0% *
LG Household & Health Care Ltd.	21	5,281
Steel - 0.0% *
Gerdau S.A.	11,100	47,440
Technology Hardware, Storage & Peripherals - 0.0% *
Samsung Electronics Company Ltd.	8,754	350,591
Total Preferred Stock (Cost $3,038,410)		2,409,887
Warrants - 0.0% *
Railroads - 0.0% *
BTS Group Holdings PCL (expiring 07/22/22) (b)	19,520	182
BTS Group Holdings PCL(expiring 09/05/22) (b)	9,760	102
BTS Group Holdings PCL(expiring 11/07/24) (b)	4,880	17
Total Warrants (Cost $0)		301
Total Foreign Equity (Cost $381,681,670)		333,750,995
	Principal Amount
Bonds and Notes - 25.7%
U.S. Treasuries - 13.4%
U.S. Treasury Bonds
1.13% 08/15/40	$ 225,000	155,355
1.25% 08/15/31 - 05/15/50	1,300,000	1,074,078
1.38% 12/31/28 - 08/15/50	2,200,000	1,628,958
1.63% 11/15/50	200,000	140,625
1.88% 02/15/32 - 11/15/51	1,275,000	1,065,566
2.00% 02/15/50 - 08/15/51	1,100,000	851,383
2.25% 08/15/46 - 08/15/49	450,000	364,898
2.38% 03/31/29 - 05/15/51	2,940,000	2,567,015
2.50% 02/15/45 - 05/15/46	485,000	411,251
2.75% 11/15/42 - 11/15/47	1,025,000	917,020
2.88% 05/15/43 - 05/15/52	5,675,000	5,308,594
3.00% 11/15/44 - 02/15/49	1,925,000	1,803,297
3.13% 02/15/43 - 05/15/48	2,350,000	2,236,719
3.25% 05/15/42	3,175,000	3,099,098
	Principal Amount	Fair Value
3.38% 05/15/44 - 11/15/48	$ 1,400,000	$ 1,401,969
3.63% 08/15/43 - 02/15/44	1,140,000	1,169,325
4.25% 05/15/39 - 11/15/40	200,000	227,110
4.38% 02/15/38 - 05/15/40	200,000	231,594
4.50% 02/15/36	100,000	117,531
4.63% 02/15/40	100,000	118,969
5.25% 02/15/29	200,000	225,906
5.50% 08/15/28	200,000	226,594
6.00% 02/15/26	427,000	469,100
6.13% 08/15/29	200,000	239,250
6.25% 08/15/23	1,650,000	1,712,004
6.38% 08/15/27	200,000	230,781
7.63% 02/15/25	200,000	222,906
U.S. Treasury Inflation Indexed Bonds
0.13% 04/15/27 - 02/15/52	6,142,177	5,639,863
0.25% 02/15/50	1,011,879	798,879
0.63% 02/15/43	980,655	867,169
0.75% 02/15/42 - 02/15/45	2,148,952	1,950,013
0.88% 02/15/47	1,191,463	1,101,750
1.00% 02/15/46 - 02/15/49	1,659,545	1,585,670
1.38% 02/15/44	1,562,740	1,599,037
1.75% 01/15/28	1,103,808	1,171,753
2.00% 01/15/26	728,180	771,892
2.13% 02/15/40 - 02/15/41	1,360,777	1,585,345
2.38% 01/15/25 - 01/15/27	3,040,212	3,248,163
2.50% 01/15/29	1,009,740	1,123,562
3.38% 04/15/32	407,120	509,001
3.63% 04/15/28	947,195	1,106,762
3.88% 04/15/29	1,142,908	1,379,869
U.S. Treasury Inflation Indexed Notes
0.13% 07/15/24 - 07/15/31	24,459,740	24,002,176
0.25% 01/15/25 - 07/15/29	4,175,400	4,132,631
0.38% 07/15/23 - 07/15/27	9,115,748	9,169,860
0.50% 04/15/24 - 01/15/28	3,825,905	3,839,218
0.63% 01/15/24 - 01/15/26	3,996,046	4,055,365
0.75% 07/15/28	1,710,037	1,723,929
0.88% 01/15/29	1,946,092	1,964,225
U.S. Treasury Notes
0.13% 07/15/23 - 09/15/23	1,500,000	1,454,453
0.25% 09/30/23 - 10/31/25	4,100,000	3,805,468
0.38% 04/30/25 - 09/30/27	4,200,000	3,730,695
0.50% 11/30/23 - 02/28/26	1,750,000	1,646,817
0.63% 11/30/27 - 08/15/30	2,350,000	2,007,566
0.75% 12/31/23 - 03/31/26	5,150,000	4,928,221
0.88% 11/15/30	1,450,000	1,224,117
1.13% 01/15/25 - 02/15/31	2,275,000	2,045,988
1.25% 04/30/28 - 06/30/28	1,700,000	1,530,504

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
1.38% 01/31/25 - 08/31/26	$ 600,000	$ 572,953
1.50% 09/30/24 - 02/15/30	1,900,000	1,791,351
1.63% 02/15/26 - 05/15/31	2,125,000	1,910,727
1.75% 06/30/24 - 11/15/29	1,350,000	1,293,809
1.88% 06/30/26 - 02/28/29	600,000	568,235
2.00% 02/15/25 - 11/15/26	2,494,000	2,424,158
2.13% 11/30/23 - 05/31/26	1,200,000	1,175,688
2.25% 12/31/23 - 02/15/52	4,080,000	3,945,398
2.38% 08/15/24 - 05/15/29	3,250,000	3,161,586
2.50% 08/15/23 - 03/31/27	8,900,000	8,805,716
2.63% 04/15/25 - 02/15/29	6,450,000	6,357,845
2.75% 07/31/23 - 05/31/29	17,325,000	17,104,415
2.88% 09/30/23 - 05/15/32	12,550,000	12,438,198
3.00% 06/30/24 - 10/31/25	2,700,000	2,696,601
3.13% 11/15/28	1,150,000	1,152,246
3.25% 06/30/27 - 06/30/29	650,000	657,968
		189,973,751
Agency Mortgage Backed - 6.1%
Federal Farm Credit Banks Funding Corp.
0.25% 02/26/24	360,000	344,459
Federal Home Loan Banks
0.50% 04/14/25	650,000	606,157
1.88% 09/11/26	500,000	473,925
3.25% 11/16/28	125,000	125,511
Federal Home Loan Mortgage Corp.
0.13% 10/16/23	380,000	366,552
0.38% 07/21/25	500,000	461,000
1.50% 06/01/51 - 11/01/51	715,040	594,548
2.00% 01/01/36 - 03/01/52	8,578,840	7,534,655
2.00% 09/01/50 (a)	587,038	512,676
2.50% 01/01/28 - 09/01/50 (a)	1,272,356	1,176,031
2.50% 06/01/51 - 12/01/51	2,468,045	2,224,282
3.00% 07/01/30 - 08/01/50 (a)	1,700,109	1,633,466
3.00% 12/01/46 - 06/01/51	437,343	413,451
3.50% 03/01/26 - 11/01/49 (a)	1,251,446	1,226,431
4.00% 06/01/42 - 08/01/48 (a)	442,511	444,906
4.50% 05/01/42 - 11/01/48 (a)	87,794	89,705
5.50% 01/01/38 - 04/01/39 (a)	172,990	184,871
6.00% 06/01/37 - 11/01/37 (a)	156,444	170,650
6.25% 07/15/32	250,000	310,297
	Principal Amount	Fair Value
Federal National Mortgage Assoc.
0.25% 07/10/23	$ 455,000	$ 441,955
0.50% 11/07/25	250,000	229,470
0.75% 10/08/27	250,000	221,587
0.88% 08/05/30	250,000	206,825
1.50% 04/01/36 - 11/01/41	1,518,465	1,362,746
1.50% 12/01/50 - 03/01/51 (a)	791,412	658,391
1.75% 07/02/24	225,000	219,654
2.00% 11/01/35 - 04/01/51 (a)	4,590,074	4,067,005
2.00% 06/01/36 - 03/01/52	5,555,524	4,893,032
2.13% 04/24/26	200,000	193,132
2.50% 09/01/28 - 04/01/51 (a)	3,296,123	3,007,127
2.50% 06/01/32 - 03/01/52	7,196,429	6,542,229
3.00% 04/01/30 - 12/01/49 (a)	2,366,272	2,269,815
3.00% 12/01/35 - 05/01/52	3,965,246	3,717,425
3.50% 01/01/27 - 03/01/49 (a)	1,137,490	1,115,108
3.50% 11/01/48 - 06/01/52	671,767	649,611
4.00% 10/01/41 - 02/01/50 (a)	1,188,807	1,193,203
4.00% 07/01/47	7,342	7,346
4.50% 01/01/27 - 09/01/49 (a)	450,941	461,731
5.00% 12/01/39 - 05/01/41 (a)	90,841	95,690
5.50% 12/01/35 - 04/01/38 (a)	542,082	578,400
6.00% 03/01/34 - 08/01/37 (a)	689,718	748,936
Federal National Mortgage Assoc. TBA
1.50% 07/01/37 - 07/01/52 (f)	1,925,000	1,702,491
2.00% 07/01/37 - 07/01/52 (f)	5,450,000	4,835,815
2.50% 07/01/37 - 07/01/52 (f)	3,000,000	2,741,557
3.00% 07/01/37 - 07/01/52 (f)	2,125,000	2,008,076
3.50% 07/01/52 (f)	3,050,000	2,932,804
4.00% 07/01/52 (f)	2,500,000	2,464,752
4.50% 07/01/52 (f)	400,000	402,047
Government National Mortgage Assoc.
2.00% 10/20/50 (a)	986,491	882,151
2.00% 11/20/50 - 04/20/52	2,808,932	2,500,065

See Notes to Schedule of Investments and Notes to Financial Statements.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
2.50% 06/20/50 - 01/20/52	$ 2,867,532	$ 2,637,605
2.50% 07/20/50 - 08/20/50 (a)	544,903	502,420
3.00% 10/15/42 - 02/20/50 (a)	1,136,866	1,091,485
3.00% 01/20/46 - 09/20/51	1,691,807	1,608,167
3.50% 11/20/43	195,291	193,286
3.50% 03/20/45 - 08/20/49 (a)	1,213,636	1,194,259
4.00% 12/20/40 - 09/20/46 (a)	660,033	670,179
4.50% 05/20/40 - 01/20/49 (a)	303,837	312,515
5.00% 08/15/41 (a)	536,327	570,893
Government National Mortgage Assoc. TBA
2.00% 07/01/52 (f)	1,050,000	931,306
2.50% 07/01/52 (f)	1,500,000	1,371,210
3.00% 07/01/52 (f)	800,000	753,733
3.50% 07/01/52 (f)	1,300,000	1,262,958
4.00% 07/01/52 (f)	675,000	671,940
Tennessee Valley Authority
3.50% 12/15/42	100,000	90,523
		86,106,228
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	60,420
1.56% 04/25/30	40,000	34,913
1.87% 01/25/30	58,333	52,353
2.79% 06/25/29	310,000	298,021
3.39% 03/25/24	200,000	199,006
3.41% 12/25/26	200,000	200,290
3.78% 08/25/28	180,366	182,762
3.90% 04/25/28	100,000	102,522
3.90% 08/25/28 (g)	235,000	240,853
3.95% 11/25/30 (g)	380,000	388,093
Federal National Mortgage Assoc.
1.27% 07/25/30	80,000	66,711
1.51% 03/25/31 (g)	145,000	122,766
1.72% 10/25/31 (g)	100,000	85,214
1.80% 10/25/31 (g)	250,000	214,932
2.70% 02/25/26	375,902	367,233
3.17% 06/25/27 (g)	206,725	204,361
		2,820,450
	Principal Amount	Fair Value
Asset Backed - 0.1%
American Express Credit Account Master Trust
0.90% 11/15/26	$ 184,000	$ 173,395
BA Credit Card Trust
0.44% 09/15/26	9,000	8,548
CarMax Auto Owner Trust 2021-4
0.56% 09/15/26	150,000	143,739
Carvana Auto Receivables Trust 2021-P4
1.64% 12/10/27	150,000	138,647
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	73,845
Exeter Automobile Receivables Trust 2022-3
4.21% 01/15/26	200,000	200,223
Hyundai Auto Receivables Trust 2021-C
0.74% 05/15/26	100,000	95,659
World Omni Auto Receivables Trust 2021-B
0.42% 06/15/26	100,000	96,121
		930,177
Corporate Notes - 5.2%
3M Co.
2.65% 04/15/25	100,000	97,588
3.38% 03/01/29	25,000	24,027
Abbott Laboratories
4.90% 11/30/46	125,000	131,371
AbbVie Inc.
2.60% 11/21/24	25,000	24,221
3.20% 05/14/26	50,000	48,143
3.80% 03/15/25	300,000	297,939
4.25% 11/14/28 - 11/21/49	60,000	54,716
4.30% 05/14/36	50,000	46,979
4.75% 03/15/45	50,000	47,073
4.85% 06/15/44	100,000	95,884
4.88% 11/14/48	25,000	24,089
Adobe Inc.
3.25% 02/01/25	70,000	69,707
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	20,337
AEP Texas Inc.
3.45% 05/15/51	35,000	26,937
5.25% 05/15/52	50,000	50,694

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	$ 75,000	$ 65,291
3.30% 01/30/32	100,000	79,691
4.45% 10/01/25 - 04/03/26	325,000	311,849
Aetna Inc.
3.50% 11/15/24	150,000	148,375
Aflac Inc.
2.88% 10/15/26	100,000	96,232
African Development Bank
0.88% 03/23/26	50,000	45,990
3.38% 07/07/25	100,000	100,516
Agilent Technologies Inc.
2.75% 09/15/29	25,000	21,891
Air Lease Corp.
3.88% 07/03/23	50,000	49,748
4.25% 02/01/24	100,000	98,911
Air Products & Chemicals Inc.
2.05% 05/15/30	10,000	8,654
2.70% 05/15/40	25,000	19,882
Aircastle Ltd.
4.13% 05/01/24	20,000	19,449
Alabama Power Co.
3.45% 10/01/49	50,000	39,387
Albemarle Corp.
5.05% 06/01/32	25,000	24,412
Alexandria Real Estate Equities Inc.
2.00% 05/18/32	200,000	157,966
4.85% 04/15/49	50,000	46,746
Alibaba Group Holding Ltd.
4.00% 12/06/37	100,000	86,434
Allegion PLC
3.50% 10/01/29	15,000	13,302
Allina Health System
2.90% 11/15/51	10,000	7,172
Ally Financial Inc.
3.88% 05/21/24	75,000	74,224
Alphabet Inc.
0.80% 08/15/27	150,000	130,308
2.05% 08/15/50	50,000	33,604
3.38% 02/25/24	50,000	50,267
Altria Group Inc.
4.80% 02/14/29	40,000	37,908
5.80% 02/14/39	115,000	104,927
5.95% 02/14/49	40,000	35,106
Amazon.com Inc.
1.65% 05/12/28	50,000	44,372
	Principal Amount	Fair Value
3.00% 04/13/25	$ 100,000	$ 99,351
3.15% 08/22/27	50,000	48,704
3.30% 04/13/27	25,000	24,537
3.60% 04/13/32	50,000	48,189
3.95% 04/13/52	25,000	23,025
4.05% 08/22/47	100,000	93,775
4.10% 04/13/62	100,000	90,487
4.25% 08/22/57	50,000	46,946
Amcor Flexibles North America Inc.
4.00% 05/17/25	15,000	14,825
America Movil SAB de C.V.
6.13% 03/30/40	100,000	110,631
American Airlines 2019-1 Class AA Pass Through Trust
3.15% 08/15/33	44,579	39,065
American Express Co.
0.75% 11/03/23	50,000	48,417
3.00% 10/30/24	200,000	196,328
3.38% 05/03/24	25,000	24,836
3.63% 12/05/24	50,000	49,735
American Homes 4 Rent LP
3.63% 04/15/32	20,000	17,503
American Honda Finance Corp.
2.00% 03/24/28	150,000	133,009
2.40% 06/27/24	150,000	146,659
American International Group Inc.
2.50% 06/30/25	100,000	95,424
4.38% 06/30/50	75,000	66,377
American Tower Corp.
3.10% 06/15/50	25,000	17,288
3.13% 01/15/27	200,000	185,458
3.95% 03/15/29	100,000	93,123
4.05% 03/15/32	10,000	9,110
American Water Capital Corp.
3.45% 06/01/29	50,000	46,994
4.45% 06/01/32	20,000	19,880
Ameriprise Financial Inc.
4.50% 05/13/32	10,000	9,828
AmerisourceBergen Corp.
3.45% 12/15/27	50,000	48,163
Amgen Inc.
3.15% 02/21/40	125,000	99,174
3.20% 11/02/27	100,000	95,627
3.35% 02/22/32	30,000	27,470
4.40% 02/22/62	150,000	130,446
4.56% 06/15/48	50,000	45,963

See Notes to Schedule of Investments and Notes to Financial Statements.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Amphenol Corp.
4.35% 06/01/29	$ 25,000	$ 24,534
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28	55,000	54,317
4.75% 04/15/58	50,000	45,096
5.45% 01/23/39	150,000	152,352
5.55% 01/23/49	65,000	66,422
5.80% 01/23/59	125,000	130,204
8.00% 11/15/39	150,000	190,528
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31	50,000	40,346
2.60% 12/02/31	35,000	29,501
Apple Inc.
0.55% 08/20/25	50,000	45,876
1.20% 02/08/28	75,000	65,617
1.70% 08/05/31	50,000	41,915
2.40% 08/20/50	100,000	70,404
2.80% 02/08/61	50,000	35,790
3.00% 11/13/27	50,000	48,495
3.25% 02/23/26	300,000	297,777
3.75% 09/12/47	50,000	45,256
4.38% 05/13/45	65,000	64,243
4.65% 02/23/46	85,000	87,851
Applied Materials Inc.
3.90% 10/01/25	60,000	60,585
Aptiv PLC/Aptiv Corp.
2.40% 02/18/25	20,000	19,103
3.25% 03/01/32	25,000	21,239
4.15% 05/01/52	15,000	11,488
Arch Capital Finance LLC
5.03% 12/15/46	50,000	46,976
Archer-Daniels-Midland Co.
4.02% 04/16/43	100,000	90,759
Ares Capital Corp.
3.88% 01/15/26	50,000	46,121
4.20% 06/10/24	65,000	63,769
Arizona Public Service Co.
4.25% 03/01/49	25,000	21,557
Arrow Electronics Inc.
4.00% 04/01/25	40,000	39,529
Asian Development Bank
0.25% 07/14/23	135,000	131,439
0.38% 09/03/25	150,000	137,625
1.00% 04/14/26	50,000	46,183
1.63% 03/15/24	200,000	195,328
1.88% 03/15/29	50,000	46,063
3.13% 09/26/28	25,000	24,894
	Principal Amount	Fair Value
6.22% 08/15/27	$ 200,000	$ 225,506
Assurant Inc.
4.90% 03/27/28	50,000	49,568
AstraZeneca PLC
0.70% 04/08/26	50,000	44,561
3.38% 11/16/25	150,000	148,539
3.50% 08/17/23	25,000	25,086
4.00% 01/17/29	20,000	19,929
6.45% 09/15/37	50,000	59,971
AT&T Inc.
0.90% 03/25/24	50,000	47,779
1.70% 03/25/26	50,000	45,729
2.75% 06/01/31	50,000	43,210
3.50% 06/01/41 - 09/15/53	250,000	193,685
3.65% 09/15/59	200,000	149,866
4.30% 02/15/30	270,000	263,668
4.35% 06/15/45	50,000	43,637
4.50% 05/15/35	95,000	90,067
4.75% 05/15/46	50,000	46,377
Athene Holding Ltd.
3.50% 01/15/31	10,000	8,463
Atmos Energy Corp.
4.30% 10/01/48	50,000	46,474
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	49,830
Automatic Data Processing Inc.
1.70% 05/15/28	20,000	18,007
AutoNation Inc.
2.40% 08/01/31	50,000	38,420
AutoZone Inc.
3.75% 04/18/29	50,000	47,217
AvalonBay Communities Inc.
2.05% 01/15/32	35,000	28,992
3.20% 01/15/28	40,000	37,737
AXA S.A.
8.60% 12/15/30	50,000	59,216
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
4.08% 12/15/47	50,000	42,260
Baltimore Gas & Electric Co.
4.55% 06/01/52	5,000	4,848
Banco Santander S.A. (4.18% fixed rate until 03/24/27; 2.00% + 1 year CMT Rate thereafter)
4.18% 03/24/28 (g)	100,000	95,566

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp.
4.18% 11/25/27	$ 400,000	$ 389,216
5.00% 01/21/44	50,000	48,824
6.11% 01/29/37	100,000	108,364
Bank of America Corp. (1.32% fixed rate until 06/19/25; 1.15% + SOFR thereafter)
1.32% 06/19/26 (g)	25,000	22,742
Bank of America Corp. (2.30% fixed rate until 07/21/31; 1.22% + SOFR thereafter)
2.30% 07/21/32 (g)	350,000	282,905
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)
2.57% 10/20/32 (g)	25,000	20,629
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (g)	75,000	63,610
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88% 10/22/30 (g)	100,000	87,466
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (g)	50,000	35,650
Bank of America Corp. (3.09% fixed rate until 10/01/24; 1.09% + 3 month USD LIBOR thereafter)
3.09% 10/01/25 (g)	300,000	290,916
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19% 07/23/30 (g)	50,000	44,723
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (g)	125,000	121,039
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (g)	107,000	99,665
	Principal Amount	Fair Value
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46% 03/15/25 (g)	$ 100,000	$ 98,724
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97% 03/05/29 (g)	100,000	95,417
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (g)	50,000	46,018
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33% 03/15/50 (g)	100,000	89,902
Bank of America Corp. (4.38% fixed rate until 04/27/27; 1.58% + SOFR thereafter)
4.38% 04/27/28 (g)	50,000	49,266
Bank of Montreal
1.50% 01/10/25	150,000	141,517
Bank of Nova Scotia
2.95% 03/11/27	50,000	47,070
Banner Health
2.34% 01/01/30	75,000	66,183
Barclays PLC (1.01% fixed rate until 12/10/23; 0.80% + 1 year CMT Rate thereafter)
1.01% 12/10/24 (g)	100,000	94,911
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (g)	100,000	79,400
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (g)	100,000	98,137
Barrick Gold Corp.
5.25% 04/01/42	100,000	98,538
BAT Capital Corp.
2.79% 09/06/24	100,000	96,519
3.56% 08/15/27	100,000	91,572
3.98% 09/25/50	100,000	68,012
4.39% 08/15/37	150,000	119,208
Baxter International Inc.
2.27% 12/01/28	50,000	43,775

See Notes to Schedule of Investments and Notes to Financial Statements.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Becton Dickinson & Co.
3.70% 06/06/27	$ 66,000	$ 63,886
Berkshire Hathaway Finance Corp.
2.88% 03/15/32	25,000	22,419
4.20% 08/15/48	100,000	91,797
BHP Billiton Finance USA Ltd.
6.42% 03/01/26	150,000	162,412
Biogen Inc.
4.05% 09/15/25	100,000	99,005
Black Hills Corp.
3.88% 10/15/49	25,000	20,082
4.35% 05/01/33	30,000	28,049
BlackRock Inc.
2.40% 04/30/30	20,000	17,505
3.25% 04/30/29	60,000	56,626
Blackstone Private Credit Fund
2.63% 12/15/26 (e)	150,000	125,104
Blackstone Secured Lending Fund
2.13% 02/15/27	150,000	126,811
Boardwalk Pipelines LP
3.60% 09/01/32	25,000	21,205
Boston Properties LP
3.40% 06/21/29	50,000	44,739
3.65% 02/01/26	100,000	97,094
Boston Scientific Corp.
4.55% 03/01/39	50,000	46,491
BP Capital Markets America Inc.
2.72% 01/12/32	35,000	30,153
2.77% 11/10/50	100,000	69,557
2.94% 06/04/51	100,000	71,459
3.41% 02/11/26	150,000	147,223
3.94% 09/21/28	25,000	24,429
BPCE S.A.
4.00% 04/15/24	50,000	49,853
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	23,852
Brighthouse Financial Inc.
3.85% 12/22/51	50,000	34,017
Bristol-Myers Squibb Co.
3.20% 06/15/26	200,000	197,390
3.40% 07/26/29	17,000	16,422
3.55% 03/15/42	15,000	13,158
3.70% 03/15/52	20,000	17,275
4.13% 06/15/39	15,000	14,349
4.35% 11/15/47	50,000	47,648
	Principal Amount	Fair Value
4.55% 02/20/48	$ 150,000	$ 147,165
British Telecommunications PLC
9.63% 12/15/30	50,000	62,196
Brixmor Operating Partnership LP
3.90% 03/15/27	150,000	143,644
Broadcom Inc.
3.15% 11/15/25	40,000	38,515
3.50% 02/15/41 (e)	50,000	37,706
4.30% 11/15/32	130,000	118,264
4.75% 04/15/29	100,000	97,178
4.93% 05/15/37 (e)	100,000	89,819
5.00% 04/15/30	100,000	98,310
Brookfield Finance Inc.
3.90% 01/25/28	50,000	47,773
Brown & Brown Inc.
4.20% 03/17/32	15,000	13,656
Brunswick Corp.
4.40% 09/15/32	25,000	21,627
Burlington Northern Santa Fe LLC
3.55% 02/15/50	50,000	41,808
5.40% 06/01/41	200,000	211,970
5.75% 05/01/40	75,000	82,500
California Institute of Technology
3.65% 09/01/19	20,000	14,915
Camden Property Trust
3.35% 11/01/49	10,000	7,823
4.10% 10/15/28	10,000	9,827
Campbell Soup Co.
2.38% 04/24/30	15,000	12,669
4.15% 03/15/28	50,000	48,947
Canadian Imperial Bank of Commerce
1.00% 10/18/24	50,000	46,816
3.30% 04/07/25	100,000	98,151
3.60% 04/07/32	10,000	9,081
Canadian National Railway Co.
2.95% 11/21/24	55,000	54,119
Canadian Natural Resources Ltd.
2.05% 07/15/25	50,000	46,836
Canadian Pacific Railway Co.
1.75% 12/02/26	50,000	45,271
2.05% 03/05/30	20,000	16,929
2.90% 02/01/25	50,000	48,491

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Capital One Financial Corp.
3.90% 01/29/24	$ 75,000	$ 75,014
4.20% 10/29/25	90,000	88,686
Capital One Financial Corp. (2.62% fixed rate until 11/02/31; 1.27% + SOFR thereafter)
2.62% 11/02/32 (g)	25,000	20,037
Capital One Financial Corp. (4.17% fixed rate until 05/09/24; 1.37% + SOFR thereafter)
4.17% 05/09/25 (g)	150,000	147,727
Carlisle Companies Inc.
2.20% 03/01/32	50,000	39,136
Carrier Global Corp.
2.24% 02/15/25	15,000	14,251
2.49% 02/15/27	15,000	13,689
3.58% 04/05/50	25,000	18,972
Caterpillar Financial Services Corp.
0.45% 09/14/23 - 05/17/24	200,000	193,094
1.70% 01/08/27	20,000	18,335
2.85% 05/17/24	25,000	24,778
Caterpillar Inc.
3.25% 04/09/50	50,000	41,382
CDW LLC/CDW Finance Corp.
2.67% 12/01/26	70,000	62,415
Celulosa Arauco y Constitucion S.A.
3.88% 11/02/27	100,000	92,189
Cenovus Energy Inc.
6.80% 09/15/37	50,000	55,031
CenterPoint Energy Houston Electric LLC
4.50% 04/01/44	50,000	48,382
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	52,081
4.80% 03/01/50	295,000	233,717
4.91% 07/23/25	50,000	50,128
5.25% 04/01/53	25,000	21,323
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39	55,000	42,717
Chevron Corp.
2.90% 03/03/24	50,000	49,822
	Principal Amount	Fair Value
Chevron USA Inc.
3.25% 10/15/29	$ 100,000	$ 94,695
Chubb INA Holdings Inc.
3.15% 03/15/25	150,000	147,232
4.35% 11/03/45	50,000	47,129
Church & Dwight Company Inc.
5.00% 06/15/52	25,000	25,602
CI Financial Corp.
4.10% 06/15/51	50,000	33,301
Cigna Corp.
2.40% 03/15/30	15,000	12,879
3.75% 07/15/23	20,000	20,023
4.38% 10/15/28	240,000	237,806
4.50% 02/25/26	50,000	50,658
4.80% 08/15/38	30,000	29,211
4.90% 12/15/48	80,000	76,806
Cintas Corp. No 2
3.45% 05/01/25	5,000	4,983
Cisco Systems Inc.
5.90% 02/15/39	50,000	56,919
Citigroup Inc.
3.70% 01/12/26	150,000	147,226
3.88% 03/26/25	50,000	49,392
4.30% 11/20/26	100,000	98,725
4.75% 05/18/46	250,000	224,630
Citigroup Inc. (1.46% fixed rate until 06/09/26; 0.77% + SOFR thereafter)
1.46% 06/09/27 (g)	150,000	132,562
Citigroup Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR thereafter)
2.52% 11/03/32 (g)	35,000	28,377
Citigroup Inc. (3.06% fixed rate until 01/25/32; 1.35% + SOFR thereafter)
3.06% 01/25/33 (g)	50,000	42,470
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35% 04/24/25 (g)	100,000	98,057
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52% 10/27/28 (g)	100,000	93,326

See Notes to Schedule of Investments and Notes to Financial Statements.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Citigroup Inc. (3.78% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (g)	$ 50,000	$ 45,152
Citigroup Inc. (4.08% fixed rate until 04/23/28; 1.19% + 3 month USD LIBOR thereafter)
4.08% 04/23/29 (g)	75,000	71,357
Citigroup Inc. (5.32% fixed rate until 03/26/40; 4.55% + SOFR thereafter)
5.32% 03/26/41 (g)	100,000	100,469
Citizens Financial Group Inc. (5.64% fixed rate until 05/21/32; 2.75% + 5 year CMT Rate thereafter)
5.64% 05/21/37 (g)	50,000	49,163
Citrix Systems Inc.
3.30% 03/01/30	25,000	24,426
CME Group Inc.
2.65% 03/15/32	20,000	17,662
CNH Industrial Capital LLC
3.95% 05/23/25	10,000	9,874
CNOOC Finance 2014 ULC
4.25% 04/30/24	100,000	101,403
CNOOC Petroleum North America ULC
6.40% 05/15/37	25,000	27,811
Comcast Corp.
2.65% 02/01/30	35,000	31,257
2.94% 11/01/56	100,000	69,395
3.38% 08/15/25	50,000	49,409
3.40% 07/15/46	100,000	79,745
3.45% 02/01/50	135,000	107,511
3.55% 05/01/28	100,000	96,993
4.60% 10/15/38	30,000	29,059
4.70% 10/15/48	40,000	38,791
6.50% 11/15/35	150,000	175,045
Comerica Inc.
4.00% 02/01/29	50,000	48,535
Commonwealth Edison Co.
4.60% 08/15/43	100,000	96,585
Conagra Brands Inc.
4.30% 05/01/24	5,000	5,019
5.30% 11/01/38	60,000	56,666
ConocoPhillips
6.50% 02/01/39	50,000	58,721
Consolidated Edison Co. of New York Inc.
4.30% 12/01/56	200,000	175,176
	Principal Amount	Fair Value
Consolidated Edison Company of New York Inc.
3.88% 06/15/47	$ 50,000	$ 41,862
4.13% 05/15/49	50,000	43,623
Constellation Brands Inc.
3.50% 05/09/27	25,000	24,013
3.75% 05/01/50	5,000	3,991
4.35% 05/09/27	50,000	49,656
5.25% 11/15/48	15,000	14,804
Constellation Energy Generation LLC
3.25% 06/01/25	45,000	43,155
Consumers Energy Co.
4.05% 05/15/48	50,000	45,648
Continental Resources Inc.
3.80% 06/01/24	85,000	84,204
Cooperatieve Rabobank UA
0.38% 01/12/24	75,000	71,534
Corebridge Financial Inc.
3.65% 04/05/27 (e)	150,000	141,225
Corning Inc.
3.90% 11/15/49	50,000	39,762
Council Of Europe Development Bank
2.50% 02/27/24	150,000	148,728
Credit Suisse AG
3.63% 09/09/24	50,000	49,074
Credit Suisse Group AG
4.88% 05/15/45	50,000	42,788
Crown Castle International Corp.
2.90% 03/15/27	100,000	92,530
3.15% 07/15/23	55,000	54,385
3.80% 02/15/28	25,000	23,603
5.20% 02/15/49	50,000	48,031
CSX Corp.
4.25% 03/15/29	50,000	49,756
4.65% 03/01/68	100,000	91,241
CubeSmart LP
4.38% 02/15/29	15,000	14,465
Cummins Inc.
1.50% 09/01/30	50,000	40,528
CVS Health Corp.
3.88% 07/20/25	50,000	49,802
4.10% 03/25/25	13,000	13,096
4.30% 03/25/28	193,000	191,087
4.78% 03/25/38	95,000	89,920
5.05% 03/25/48	190,000	181,782
D.R. Horton Inc.
1.30% 10/15/26	55,000	47,479

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Darden Restaurants Inc.
4.55% 02/15/48	$ 15,000	$ 12,411
Deere & Co.
2.75% 04/15/25	75,000	73,399
Dell International LLC/EMC Corp.
3.38% 12/15/41 (e)	25,000	17,864
6.02% 06/15/26	75,000	77,789
6.20% 07/15/30	200,000	208,072
Delmarva Power & Light Co.
4.15% 05/15/45	100,000	88,866
Deutsche Bank AG (2.22% fixed rate until 09/18/23; 2.16% + SOFR thereafter)
2.22% 09/18/24 (g)	100,000	96,636
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (g)	100,000	83,503
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96% 11/26/25 (g)	50,000	48,437
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	61,768
Devon Energy Corp.
5.00% 06/15/45	50,000	46,435
DH Europe Finance II SARL
3.40% 11/15/49	25,000	20,207
Diageo Capital PLC
2.13% 04/29/32	100,000	83,377
Digital Realty Trust LP
4.45% 07/15/28	50,000	48,512
Discover Financial Services
3.75% 03/04/25	100,000	98,513
Discovery Communications LLC
4.65% 05/15/50	300,000	235,857
Dollar Tree Inc.
4.00% 05/15/25	50,000	49,817
Dominion Energy Inc.
1.45% 04/15/26	40,000	36,186
4.25% 06/01/28	50,000	49,271
4.70% 12/01/44	150,000	138,511
DTE Electric Co.
3.70% 03/15/45	45,000	38,361
DTE Energy Co.
1.05% 06/01/25	150,000	137,925
	Principal Amount	Fair Value
Duke Energy Corp.
3.95% 08/15/47	$ 75,000	$ 60,887
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 year CMT Rate thereafter)
3.25% 01/15/82 (g)	25,000	19,347
Duke Energy Florida LLC
6.35% 09/15/37	250,000	286,145
Duke Energy Ohio Inc.
3.65% 02/01/29	100,000	95,572
4.30% 02/01/49	100,000	90,909
Duke Realty LP
2.25% 01/15/32	50,000	41,489
DuPont de Nemours Inc.
4.21% 11/15/23	50,000	50,300
5.32% 11/15/38	15,000	14,841
5.42% 11/15/48	40,000	39,759
Eagle Materials Inc.
2.50% 07/01/31	25,000	19,725
eBay Inc.
1.40% 05/10/26	50,000	44,997
Ecolab Inc.
2.13% 02/01/32	25,000	21,106
3.25% 12/01/27	70,000	68,231
Edison International
5.75% 06/15/27	100,000	101,691
Elevance Health Inc.
3.65% 12/01/27	50,000	48,639
4.10% 05/15/32	50,000	48,681
4.38% 12/01/47	65,000	60,169
4.65% 01/15/43	50,000	47,579
Eli Lilly & Co.
2.25% 05/15/50	50,000	35,316
2.75% 06/01/25	22,000	21,647
3.38% 03/15/29	13,000	12,669
Emera US Finance LP
3.55% 06/15/26	60,000	57,470
Emerson Electric Co.
2.75% 10/15/50	200,000	144,184
Emory University
2.14% 09/01/30	40,000	34,977
Enbridge Energy Partners LP
5.88% 10/15/25	75,000	78,367
Enbridge Inc.
2.50% 08/01/33	25,000	20,217
Enel Chile S.A.
4.88% 06/12/28	25,000	23,933

See Notes to Schedule of Investments and Notes to Financial Statements.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Energy Transfer LP
4.95% 05/15/28	$ 60,000	$ 58,760
5.50% 06/01/27	300,000	304,452
6.00% 06/15/48	50,000	46,998
6.50% 02/01/42	50,000	50,130
Enstar Group Ltd.
3.10% 09/01/31	10,000	7,927
Entergy Louisiana LLC
4.20% 09/01/48	50,000	45,881
Entergy Texas Inc.
4.00% 03/30/29	100,000	97,703
Enterprise Products Operating LLC
4.20% 01/31/50	35,000	29,211
4.25% 02/15/48	25,000	21,072
4.45% 02/15/43	42,000	36,647
4.80% 02/01/49	25,000	22,690
6.45% 09/01/40	200,000	217,212
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38% 02/15/78 (g)	50,000	39,730
EOG Resources Inc.
4.38% 04/15/30	25,000	25,120
Equinix Inc.
2.15% 07/15/30	65,000	52,783
2.63% 11/18/24	65,000	62,414
Equinor ASA
3.95% 05/15/43	50,000	44,672
Essential Utilities Inc.
2.70% 04/15/30	25,000	21,850
Essex Portfolio LP
3.00% 01/15/30	150,000	132,754
European Bank for Reconstruction & Development
1.63% 09/27/24	75,000	72,730
European Investment Bank
0.38% 12/15/25 - 03/26/26	350,000	316,357
1.38% 03/15/27	50,000	46,150
1.88% 02/10/25	100,000	97,029
2.25% 06/24/24	50,000	49,220
2.63% 03/15/24	185,000	183,714
2.75% 08/15/25	20,000	19,789
4.88% 02/15/36	100,000	116,348
Evergy Metro Inc.
4.20% 06/15/47	100,000	89,742
	Principal Amount	Fair Value
Eversource Energy
2.90% 10/01/24	$ 100,000	$ 97,727
4.60% 07/01/27	20,000	20,167
Exelon Corp.
4.10% 03/15/52 (e)	50,000	42,897
Expedia Group Inc.
3.25% 02/15/30	35,000	29,066
Extra Space Storage LP
3.90% 04/01/29	5,000	4,689
Exxon Mobil Corp.
2.99% 03/19/25	50,000	49,270
3.04% 03/01/26	50,000	49,082
4.23% 03/19/40	50,000	47,216
4.33% 03/19/50	200,000	188,840
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	24,006
Federal Realty Investment Trust
3.20% 06/15/29	50,000	44,996
FedEx Corp.
4.05% 02/15/48	100,000	83,885
5.10% 01/15/44	200,000	192,506
Fidelity National Financial Inc.
4.50% 08/15/28	25,000	24,054
Fidelity National Information Services Inc.
0.60% 03/01/24	50,000	47,323
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR thereafter)
1.71% 11/01/27 (g)	25,000	22,153
Fifth Third Bancorp (4.06% fixed rate until 04/25/27; 1.36% + SOFR thereafter)
4.06% 04/25/28 (g)	30,000	29,276
Fiserv Inc.
3.50% 07/01/29	195,000	177,863
3.80% 10/01/23	25,000	25,044
Flex Ltd.
4.88% 06/15/29	25,000	24,116
Florida Power & Light Co.
4.13% 02/01/42	50,000	47,084
5.95% 02/01/38	100,000	112,980
Fomento Economico Mexicano SAB de C.V.
3.50% 01/16/50	75,000	58,041
Fortune Brands Home & Security Inc.
4.00% 03/25/32	25,000	22,136

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Fox Corp.
4.03% 01/25/24	$ 125,000	$ 124,997
Freeport-McMoRan Inc.
4.63% 08/01/30	100,000	92,735
FS KKR Capital Corp.
4.13% 02/01/25	25,000	23,721
GATX Corp.
3.50% 03/15/28	25,000	23,343
GE Capital International Funding Company Unlimited Co.
4.42% 11/15/35	100,000	93,593
General Dynamics Corp.
3.75% 05/15/28	55,000	54,122
4.25% 04/01/40	200,000	191,354
General Mills Inc.
2.88% 04/15/30	200,000	176,648
General Motors Co.
5.15% 04/01/38	300,000	262,680
5.40% 10/02/23	100,000	101,528
General Motors Financial Company Inc.
4.30% 04/06/29	50,000	46,069
5.00% 04/09/27	15,000	14,712
5.25% 03/01/26	55,000	55,092
Georgia Power Co.
2.65% 09/15/29	75,000	66,016
4.70% 05/15/32	25,000	25,116
Gilead Sciences Inc.
3.65% 03/01/26	225,000	221,643
3.70% 04/01/24	50,000	50,067
4.80% 04/01/44	50,000	48,437
5.65% 12/01/41	50,000	53,488
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	55,000	55,151
GlaxoSmithKline Capital PLC
3.38% 06/01/29	75,000	72,323
Global Payments Inc.
2.65% 02/15/25	100,000	95,363
Globe Life Inc.
4.80% 06/15/32	15,000	14,776
GLP Capital LP/GLP Financing II Inc.
4.00% 01/15/31	50,000	43,345
5.25% 06/01/25	10,000	9,824
5.38% 04/15/26	20,000	19,572
5.75% 06/01/28	10,000	9,765
Halliburton Co.
3.50% 08/01/23	6,000	6,005
5.00% 11/15/45	50,000	45,870
	Principal Amount	Fair Value
Hasbro Inc.
3.00% 11/19/24	$ 50,000	$ 48,642
HCA Inc.
5.00% 03/15/24	50,000	50,172
5.25% 04/15/25	35,000	35,089
5.38% 09/01/26	200,000	198,330
5.50% 06/15/47	85,000	76,060
Hewlett Packard Enterprise Co.
4.45% 10/02/23	100,000	100,835
6.35% 10/15/45	50,000	50,297
Highwoods Realty LP
4.20% 04/15/29	25,000	23,382
Honeywell International Inc.
3.35% 12/01/23	50,000	50,159
5.38% 03/01/41	50,000	54,114
Host Hotels & Resorts LP
3.38% 12/15/29	50,000	42,226
HP Inc.
4.20% 04/15/32	25,000	22,316
5.50% 01/15/33	15,000	14,645
6.00% 09/15/41	37,000	37,434
HSBC Holdings PLC
4.95% 03/31/30	100,000	98,743
5.25% 03/14/44	75,000	69,802
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80% 03/11/25 (g)	100,000	98,611
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97% 05/22/30 (g)	100,000	92,131
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (g)	400,000	391,280
HSBC Holdings PLC (4.76% fixed rate until 03/29/32; 2.53% + SOFR thereafter)
4.76% 03/29/33 (g)	100,000	92,364
Hubbell Inc.
3.50% 02/15/28	50,000	47,966
Humana Inc.
1.35% 02/03/27	200,000	175,122
3.70% 03/23/29	20,000	18,931

See Notes to Schedule of Investments and Notes to Financial Statements.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Huntington Bancshares Inc. (5.02% fixed rate until 05/17/32; 2.05% + SOFR thereafter)
5.02% 05/17/33 (g)	$ 35,000	$ 34,654
Huntsman International LLC
4.50% 05/01/29	20,000	18,817
Hyatt Hotels Corp.
6.00% 04/23/30	25,000	25,118
IDEX Corp.
3.00% 05/01/30	10,000	8,698
Illinois Tool Works Inc.
2.65% 11/15/26	50,000	47,812
Indiana University Health Inc. Obligated Group
2.85% 11/01/51	15,000	10,918
ING Groep N.V.
4.05% 04/09/29	50,000	46,934
Intel Corp.
2.45% 11/15/29	50,000	44,599
3.75% 03/25/27	50,000	50,232
4.60% 03/25/40	100,000	97,685
4.95% 03/25/60	100,000	101,478
Inter-American Development Bank
1.13% 01/13/31	75,000	63,588
2.13% 01/15/25	125,000	122,106
2.25% 06/18/29	150,000	141,039
2.38% 07/07/27	100,000	96,339
2.63% 01/16/24	100,000	99,367
7.00% 06/15/25	200,000	220,896
Intercontinental Exchange Inc.
2.65% 09/15/40	50,000	36,599
3.00% 06/15/50	15,000	10,944
3.65% 05/23/25	25,000	24,839
4.60% 03/15/33	15,000	14,911
5.20% 06/15/62	150,000	149,536
International Bank for Reconstruction & Development
0.75% 11/24/27	135,000	118,912
1.25% 02/10/31	150,000	128,391
1.75% 10/23/29	250,000	226,770
2.50% 03/19/24 - 07/29/25	500,000	494,036
International Business Machines Corp.
3.50% 05/15/29	130,000	123,114
4.00% 06/20/42	50,000	43,309
4.25% 05/15/49	200,000	176,716
6.22% 08/01/27	100,000	109,271
	Principal Amount	Fair Value
International Finance Corp.
0.38% 07/16/25	$ 100,000	$ 92,144
International Flavors & Fragrances Inc.
5.00% 09/26/48	15,000	14,016
International Paper Co.
4.80% 06/15/44	150,000	138,673
Intuit Inc.
0.65% 07/15/23	65,000	63,161
Invitation Homes Operating Partnership LP
2.30% 11/15/28	15,000	12,614
2.70% 01/15/34	15,000	11,534
Jabil Inc.
4.25% 05/15/27	15,000	14,555
Jefferies Group LLC
2.75% 10/15/32	35,000	26,559
John Deere Capital Corp.
1.45% 01/15/31	70,000	56,939
2.35% 03/08/27	25,000	23,460
3.35% 04/18/29	50,000	48,003
Johnson & Johnson
3.40% 01/15/38	25,000	22,516
3.50% 01/15/48	30,000	26,813
3.55% 03/01/36	200,000	189,636
4.38% 12/05/33	50,000	51,713
JPMorgan Chase & Co.
3.63% 12/01/27	100,000	96,045
6.40% 05/15/38	100,000	113,752
JPMorgan Chase & Co. (0.77% fixed rate until 08/09/24; 0.49% + SOFR thereafter)
0.77% 08/09/25 (g)	50,000	46,415
JPMorgan Chase & Co. (1.06% fixed rate until 11/19/25; 0.80% + SOFR thereafter)
1.05% 11/19/26 (g)	150,000	133,498
JPMorgan Chase & Co. (2.58% fixed rate until 04/22/31; 1.25% + SOFR thereafter)
2.58% 04/22/32 (g)	75,000	63,151
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/27; 1.17% + SOFR thereafter)
2.95% 02/24/28 (g)	30,000	27,796

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (g)	$ 35,000	$ 30,288
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54% 05/01/28 (g)	50,000	47,367
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70% 05/06/30 (g)	75,000	69,843
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80% 07/23/24 (g)	100,000	99,711
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (g)	50,000	44,097
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (g)	25,000	21,080
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (g)	450,000	440,244
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96% 11/15/48 (g)	100,000	85,241
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02% 12/05/24 (g)	50,000	49,836
JPMorgan Chase & Co. (4.26% fixed rate until 02/22/47; 1.58% + 3 month USD LIBOR thereafter)
4.26% 02/22/48 (g)	50,000	44,465
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45% 12/05/29 (g)	$ 50,000	$ 48,673
JPMorgan Chase & Co. (4.57% fixed rate until 06/14/29; 1.75% + SOFR thereafter)
4.57% 06/14/30 (g)	70,000	68,823
JPMorgan Chase & Co. (4.59% fixed rate until 04/26/32; 1.80% + SOFR thereafter)
4.59% 04/26/33 (g)	140,000	137,662
Kaiser Foundation Hospitals
3.00% 06/01/51	70,000	52,339
Kansas City Southern
4.70% 05/01/48	50,000	46,854
Kellogg Co.
4.50% 04/01/46	150,000	137,673
Kemper Corp.
3.80% 02/23/32	25,000	22,088
Kennametal Inc.
4.63% 06/15/28	25,000	24,351
Kentucky Utilities Co.
4.38% 10/01/45	40,000	36,384
Keurig Dr Pepper Inc.
4.05% 04/15/32	35,000	32,752
4.50% 04/15/52	100,000	88,069
KeyCorp. (3.88% fixed rate until 05/23/24; 1.25% + SOFR thereafter)
3.88% 05/23/25 (g)	20,000	19,862
Keysight Technologies Inc.
3.00% 10/30/29	25,000	22,264
Kilroy Realty LP
3.45% 12/15/24	50,000	48,753
Kimberly-Clark Corp.
1.05% 09/15/27	25,000	21,818
2.00% 11/02/31	50,000	42,034
Kimco Realty Corp.
3.70% 10/01/49	50,000	38,826
Kinder Morgan Energy Partners LP
5.00% 08/15/42	50,000	43,783
Kinder Morgan Inc.
1.75% 11/15/26	30,000	26,609
3.60% 02/15/51	25,000	18,358
5.05% 02/15/46	50,000	44,684

See Notes to Schedule of Investments and Notes to Financial Statements.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
KLA Corp.
4.65% 11/01/24	$ 65,000	$ 65,807
4.95% 07/15/52	25,000	25,131
Kraft Heinz Foods Co.
6.88% 01/26/39	150,000	164,880
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	50,000	46,043
0.75% 09/30/30	75,000	62,184
1.25% 01/31/25	150,000	143,289
2.00% 05/02/25	250,000	242,602
3.00% 05/20/27	150,000	148,990
L3Harris Technologies Inc.
3.83% 04/27/25	50,000	49,376
4.85% 04/27/35	40,000	39,241
Laboratory Corporation of America Holdings
4.00% 11/01/23	100,000	100,313
Lam Research Corp.
3.80% 03/15/25	65,000	65,051
Landwirtschaftliche Rentenbank
3.13% 11/14/23	200,000	200,276
Lear Corp.
4.25% 05/15/29	25,000	23,133
Lennar Corp.
5.25% 06/01/26	100,000	100,847
Life Storage LP
4.00% 06/15/29	50,000	45,703
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	49,072
Lloyds Banking Group PLC (3.57% fixed rate until 11/07/27; 1.21% + 3 month USD LIBOR thereafter)
3.57% 11/07/28 (g)	200,000	187,272
Lockheed Martin Corp.
4.15% 06/15/53	45,000	42,143
4.70% 05/15/46	50,000	50,475
Lowe's Companies Inc.
1.70% 10/15/30	45,000	36,142
2.50% 04/15/26	80,000	75,706
2.63% 04/01/31	25,000	21,414
3.00% 10/15/50	30,000	20,918
3.38% 09/15/25	30,000	29,478
4.25% 04/01/52	50,000	43,278
5.00% 04/15/40	150,000	146,005
LYB International Finance BV
4.88% 03/15/44	75,000	67,686
	Principal Amount	Fair Value
LYB International Finance III LLC
3.80% 10/01/60	$ 200,000	$ 141,768
Magallanes Inc.
3.64% 03/15/25 (e)	100,000	97,056
3.76% 03/15/27 (e)	75,000	70,387
4.28% 03/15/32 (e)	115,000	102,740
5.05% 03/15/42 (e)	15,000	12,757
5.39% 03/15/62 (e)	15,000	12,580
Magellan Midstream Partners LP
3.95% 03/01/50	50,000	39,457
Manulife Financial Corp.
3.70% 03/16/32	50,000	45,968
Marathon Petroleum Corp.
3.63% 09/15/24	50,000	49,519
4.50% 04/01/48	25,000	21,084
Markel Corp.
3.50% 11/01/27	50,000	47,979
Marriott International Inc.
4.63% 06/15/30	65,000	61,994
5.75% 05/01/25	40,000	41,436
Marsh & McLennan Companies Inc.
4.38% 03/15/29	25,000	24,703
Martin Marietta Materials Inc.
3.50% 12/15/27	50,000	47,249
Massachusetts Institute of Technology
3.89% 07/01/16	126,000	105,660
Mastercard Inc.
2.00% 03/03/25	100,000	96,435
2.95% 11/21/26	50,000	48,743
McCormick & Company Inc.
0.90% 02/15/26	100,000	88,749
McDonald's Corp.
3.50% 07/01/27	25,000	24,489
3.63% 09/01/49	55,000	45,090
3.70% 01/30/26 - 02/15/42	150,000	142,109
3.80% 04/01/28	50,000	49,090
MDC Holdings Inc.
3.97% 08/06/61	25,000	14,416
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	88,213
Merck & Co. Inc.
3.70% 02/10/45	200,000	175,772
Merck & Company Inc.
2.75% 12/10/51	50,000	37,054
3.40% 03/07/29	75,000	72,616

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.00% 03/07/49	$ 40,000	$ 36,956
Mercy Health
4.30% 07/01/28	100,000	100,537
MetLife Inc.
4.13% 08/13/42	50,000	44,930
6.50% 12/15/32	50,000	57,227
Microchip Technology Inc.
4.25% 09/01/25	75,000	73,167
Micron Technology Inc.
4.66% 02/15/30	75,000	71,976
Microsoft Corp.
2.53% 06/01/50	200,000	147,242
2.70% 02/12/25	200,000	198,528
2.88% 02/06/24	50,000	49,930
3.04% 03/17/62	75,000	58,405
3.30% 02/06/27	100,000	99,755
3.45% 08/08/36	48,000	45,326
Mitsubishi UFJ Financial Group Inc.
2.56% 02/25/30	50,000	42,899
2.76% 09/13/26	50,000	46,778
3.85% 03/01/26	350,000	343,728
4.05% 09/11/28	100,000	96,425
4.15% 03/07/39	25,000	22,942
Mizuho Financial Group Inc.
4.02% 03/05/28	100,000	95,669
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 1.24% + SOFR thereafter)
2.84% 07/16/25 (g)	100,000	96,746
Mondelez International Inc.
2.75% 04/13/30	200,000	175,566
Moody's Corp.
3.25% 05/20/50	50,000	37,031
Morgan Stanley
4.00% 07/23/25	95,000	95,028
4.35% 09/08/26	50,000	49,488
4.38% 01/22/47	150,000	136,116
Morgan Stanley (2.19% fixed rate until 04/28/25; 1.99% + SOFR thereafter)
2.19% 04/28/26 (g)	300,000	281,373
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.20% + SOFR thereafter)
2.51% 10/20/32 (g)	75,000	62,103
	Principal Amount	Fair Value
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (g)	$ 115,000	$ 110,938
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (g)	50,000	34,603
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77% 01/24/29 (g)	100,000	95,058
Morgan Stanley (4.21% fixed rate until 04/20/27; 1.61% + SOFR thereafter)
4.21% 04/20/28 (g)	200,000	195,660
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46% 04/22/39 (g)	100,000	93,513
Motorola Solutions Inc.
5.60% 06/01/32	50,000	50,406
MPLX LP
4.00% 03/15/28	35,000	33,194
4.50% 07/15/23	50,000	50,107
4.80% 02/15/29	70,000	68,918
5.50% 02/15/49	50,000	46,441
Mylan Inc.
4.55% 04/15/28	50,000	47,632
Nasdaq Inc.
3.25% 04/28/50	20,000	14,586
National Bank of Canada (0.55% fixed rate until 11/15/23; 0.40% + 1 year CMT Rate thereafter)
0.55% 11/15/24 (g)	50,000	47,708
National Fuel Gas Co.
4.75% 09/01/28	50,000	48,721
National Retail Properties Inc.
3.60% 12/15/26	100,000	96,340
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	50,000	38,804
3.45% 06/15/25	15,000	14,886
3.90% 11/01/28	100,000	97,665
4.40% 11/01/48	10,000	9,329
Natwest Group PLC
3.88% 09/12/23	100,000	99,747

See Notes to Schedule of Investments and Notes to Financial Statements.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Natwest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (g)	$ 100,000	$ 96,938
Nevada Power Co.
3.70% 05/01/29	125,000	120,402
Newmont Corp.
2.60% 07/15/32	50,000	41,254
NextEra Energy Capital Holdings Inc.
2.94% 03/21/24	40,000	39,454
3.50% 04/01/29	50,000	46,669
NIKE Inc.
2.75% 03/27/27	50,000	48,112
3.25% 03/27/40	50,000	42,825
NiSource Inc.
0.95% 08/15/25	150,000	134,601
Nomura Holdings Inc.
1.85% 07/16/25	100,000	91,802
Nordic Investment Bank
0.38% 09/11/25	75,000	68,799
Norfolk Southern Corp.
3.70% 03/15/53	25,000	20,575
3.80% 08/01/28	30,000	29,463
3.94% 11/01/47	60,000	52,096
Northern Trust Corp.
1.95% 05/01/30	40,000	33,957
Northrop Grumman Corp.
2.93% 01/15/25	50,000	48,953
4.03% 10/15/47	50,000	44,385
Northwell Healthcare Inc.
3.81% 11/01/49	50,000	41,274
Northwestern University
3.66% 12/01/57	10,000	8,663
Novartis Capital Corp.
3.00% 11/20/25	150,000	148,024
4.40% 05/06/44	50,000	49,921
Nucor Corp.
2.00% 06/01/25	35,000	32,939
3.13% 04/01/32	10,000	8,717
NVIDIA Corp.
0.58% 06/14/24	40,000	37,957
1.55% 06/15/28	50,000	43,859
NXP BV/NXP Funding LLC
5.55% 12/01/28	100,000	101,978
Oesterreichische Kontrollbank AG
2.88% 05/23/25	25,000	24,811
	Principal Amount	Fair Value
Office Properties Income Trust
4.50% 02/01/25	$ 75,000	$ 71,813
Oglethorpe Power Corp.
4.50% 04/01/47 (e)	15,000	12,869
Ohio Power Co.
1.63% 01/15/31	100,000	80,730
OhioHealth Corp.
2.83% 11/15/41	25,000	19,271
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	46,168
Omega Healthcare Investors Inc.
5.25% 01/15/26	150,000	148,548
Oncor Electric Delivery Co LLC
4.15% 06/01/32 (e)	20,000	20,096
Oncor Electric Delivery Co. LLC
3.80% 06/01/49	50,000	44,086
ONE Gas Inc.
1.10% 03/11/24	25,000	23,771
4.50% 11/01/48	20,000	17,704
ONEOK Inc.
4.35% 03/15/29	50,000	47,016
ONEOK Partners LP
6.13% 02/01/41	62,000	59,196
Oracle Corp.
2.65% 07/15/26	100,000	92,201
3.25% 05/15/30	50,000	43,334
3.60% 04/01/40	50,000	37,447
3.95% 03/25/51	80,000	58,740
4.00% 07/15/46	100,000	74,197
4.30% 07/08/34	100,000	87,721
4.38% 05/15/55	200,000	150,764
4.50% 07/08/44	75,000	61,323
Orange S.A.
9.00% 03/01/31	50,000	64,527
O'Reilly Automotive Inc.
4.70% 06/15/32	25,000	24,923
ORIX Corp.
4.00% 04/13/32	25,000	23,867
Otis Worldwide Corp.
2.06% 04/05/25	150,000	142,032
Owens Corning
3.88% 06/01/30	50,000	45,735
PACCAR Financial Corp.
3.15% 06/13/24	15,000	14,935
Pacific Gas & Electric Co.
1.70% 11/15/23	15,000	14,430

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.25% 06/01/31	$ 60,000	$ 48,331
3.50% 08/01/50	50,000	33,395
4.20% 06/01/41	115,000	85,287
4.40% 03/01/32	25,000	21,670
Pacific Gas and Electric Co.
3.15% 01/01/26	150,000	136,642
PacifiCorp
4.15% 02/15/50	50,000	44,834
6.25% 10/15/37	203,000	227,443
Paramount Global
4.95% 01/15/31	100,000	95,229
5.85% 09/01/43	100,000	93,402
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	16,923
4.25% 09/15/27	35,000	34,817
PayPal Holdings Inc.
2.40% 10/01/24	150,000	146,395
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	18,857
PepsiCo Inc.
2.25% 03/19/25	50,000	48,675
2.75% 03/19/30	50,000	46,049
3.38% 07/29/49	35,000	29,940
3.45% 10/06/46	50,000	43,056
3.50% 07/17/25	150,000	150,621
PerkinElmer Inc.
2.25% 09/15/31	35,000	27,676
3.30% 09/15/29	15,000	13,186
Pfizer Inc.
1.75% 08/18/31	100,000	83,648
2.63% 04/01/30	50,000	45,646
4.00% 03/15/49	100,000	94,114
4.30% 06/15/43	100,000	96,717
Philip Morris International Inc.
3.38% 08/15/29	50,000	45,070
3.88% 08/21/42	92,000	72,125
Phillips 66 Co.
3.15% 12/15/29 (e)	50,000	44,795
4.90% 10/01/46 (e)	150,000	142,470
Pioneer Natural Resources Co.
2.15% 01/15/31	25,000	20,602
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	200,000	176,476
PNC Bank NA
3.10% 10/25/27	100,000	94,941
3.88% 04/10/25	50,000	49,520
	Principal Amount	Fair Value
PPL Capital Funding Inc.
3.10% 05/15/26	$ 50,000	$ 47,587
President & Fellows of Harvard College
3.15% 07/15/46	50,000	42,593
Principal Financial Group Inc.
3.40% 05/15/25	50,000	48,899
Prologis LP
4.38% 02/01/29	65,000	64,869
Providence St Joseph Health Obligated Group
3.93% 10/01/48	20,000	17,512
Prudential Financial Inc.
4.42% 03/27/48	150,000	139,000
Prudential Financial Inc. (3.70% fixed rate until 07/01/30; 3.04% + 5 year CMT Rate thereafter)
3.70% 10/01/50 (g)	25,000	20,680
Public Service Co. of Colorado
2.70% 01/15/51	150,000	107,422
Public Service Co. of New Hampshire
3.60% 07/01/49	150,000	125,652
Public Service Company of Colorado
3.70% 06/15/28	50,000	49,229
4.10% 06/15/48	30,000	27,296
Public Service Electric & Gas Co.
3.20% 08/01/49	40,000	31,854
3.65% 09/01/28	200,000	194,780
Public Service Enterprise Group Inc.
2.88% 06/15/24	15,000	14,697
Public Storage
3.39% 05/01/29	30,000	27,863
Puget Energy Inc.
3.65% 05/15/25	50,000	49,033
QUALCOMM Inc.
3.25% 05/20/50	65,000	53,102
4.25% 05/20/32	10,000	10,158
4.65% 05/20/35	150,000	153,877
Quest Diagnostics Inc.
4.25% 04/01/24	50,000	50,243
Raytheon Technologies Corp.
3.13% 05/04/27 - 07/01/50	300,000	277,537
3.95% 08/16/25	15,000	15,063
4.15% 05/15/45	100,000	88,857
4.63% 11/16/48	15,000	14,618

See Notes to Schedule of Investments and Notes to Financial Statements.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Realty Income Corp.
3.10% 12/15/29	$ 100,000	$ 90,974
4.60% 02/06/24	20,000	20,170
Regency Centers LP
4.13% 03/15/28	25,000	24,059
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	45,000	36,095
Reliance Steel & Aluminum Co.
1.30% 08/15/25	55,000	50,018
RELX Capital Inc.
4.00% 03/18/29	25,000	24,162
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	23,379
Republic Services Inc.
3.95% 05/15/28	50,000	49,136
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	75,000	78,120
Rockwell Automation Inc.
3.50% 03/01/29	45,000	43,312
Rogers Communications Inc.
3.80% 03/15/32 (e)	30,000	27,475
4.50% 03/15/42 (e)	10,000	8,901
4.55% 03/15/52 (e)	50,000	44,090
7.50% 08/15/38	150,000	180,844
Roper Technologies Inc.
3.80% 12/15/26	75,000	73,374
Royal Bank of Canada
0.88% 01/20/26	300,000	268,986
3.88% 05/04/32	50,000	47,569
Royalty Pharma PLC
1.20% 09/02/25	150,000	134,388
RPM International Inc.
4.25% 01/15/48	50,000	42,456
Ryder System Inc.
1.75% 09/01/26	15,000	13,580
4.30% 06/15/27	10,000	9,792
S&P Global Inc.
3.70% 03/01/52 (e)	50,000	42,744
Sabine Pass Liquefaction LLC
5.63% 03/01/25	135,000	137,925
Sabra Health Care LP
3.90% 10/15/29	25,000	22,063
Safehold Operating Partnership LP
2.85% 01/15/32	25,000	20,040
Salesforce Inc.
1.95% 07/15/31	100,000	84,986
	Principal Amount	Fair Value
Salesforce.com Inc.
3.05% 07/15/61	$ 25,000	$ 18,371
San Diego Gas & Electric Co.
3.60% 09/01/23	50,000	50,132
Santander Holdings USA Inc. (4.26% fixed rate until 06/09/24; 1.38% + SOFR thereafter)
4.26% 06/09/25 (g)	35,000	34,588
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/25; 1.25% + 1 year CMT Rate thereafter)
1.53% 08/21/26 (g)	100,000	89,578
Sempra Energy
3.80% 02/01/38	50,000	42,171
Shell International Finance BV
2.88% 05/10/26	100,000	96,769
3.50% 11/13/23	25,000	25,162
4.00% 05/10/46	50,000	44,272
4.38% 05/11/45	50,000	46,542
6.38% 12/15/38	200,000	232,896
Simon Property Group LP
2.65% 02/01/32	50,000	41,319
3.25% 09/13/49	50,000	36,371
3.50% 09/01/25	100,000	97,730
Snap-on Inc.
3.10% 05/01/50	15,000	11,726
Southern California Edison Co.
3.45% 02/01/52	25,000	18,594
3.60% 02/01/45	50,000	37,451
4.20% 03/01/29	25,000	24,076
6.05% 03/15/39	200,000	209,228
Southern California Gas Co.
2.55% 02/01/30	50,000	44,200
Southern Copper Corp.
3.88% 04/23/25	100,000	98,902
5.88% 04/23/45	25,000	25,913
Southern Power Co.
5.15% 09/15/41	50,000	47,102
Southwest Airlines Co.
3.00% 11/15/26	50,000	46,728
Southwest Gas Corp.
4.05% 03/15/32	15,000	13,639
Southwestern Electric Power Co.
3.25% 11/01/51	25,000	18,446

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Southwestern Public Service Co.
3.15% 05/01/50	$ 50,000	$ 38,300
Spectra Energy Partners LP
3.50% 03/15/25	50,000	48,974
Spirit Realty LP
2.70% 02/15/32	30,000	23,437
Stanley Black & Decker Inc.
2.30% 03/15/30	50,000	42,899
Starbucks Corp.
3.00% 02/14/32	45,000	39,108
3.75% 12/01/47	35,000	28,556
3.80% 08/15/25	150,000	149,664
Stryker Corp.
4.63% 03/15/46	25,000	23,882
Sumitomo Mitsui Financial Group Inc.
2.14% 09/23/30	25,000	20,035
2.70% 07/16/24	100,000	97,408
3.01% 10/19/26	100,000	94,504
3.35% 10/18/27	50,000	47,288
3.78% 03/09/26	250,000	245,507
4.31% 10/16/28	25,000	24,460
Suncor Energy Inc.
6.85% 06/01/39	50,000	56,848
Suzano Austria GmbH
3.75% 01/15/31	55,000	44,424
SVB Financial Group
1.80% 10/28/26	150,000	133,419
Synchrony Financial
3.95% 12/01/27	25,000	22,743
4.88% 06/13/25	15,000	14,827
Sysco Corp.
6.60% 04/01/40	50,000	57,269
Takeda Pharmaceutical Company Ltd.
5.00% 11/26/28	100,000	101,986
Tampa Electric Co.
4.30% 06/15/48	25,000	22,651
Tapestry Inc.
3.05% 03/15/32	25,000	20,357
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 01/15/32	100,000	85,757
Target Corp.
2.25% 04/15/25	100,000	96,642
Teck Resources Ltd.
6.25% 07/15/41	25,000	25,746
	Principal Amount	Fair Value
Telefonica Emisiones S.A.
7.05% 06/20/36	$ 50,000	$ 56,455
TELUS Corp.
4.60% 11/16/48	50,000	46,625
Tennessee Gas Pipeline Co. LLC
7.00% 10/15/28	200,000	217,224
Texas Instruments Inc.
3.88% 03/15/39	50,000	47,078
Textron Inc.
3.90% 09/17/29	50,000	47,019
The Allstate Corp.
4.20% 12/15/46	50,000	45,505
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (g)	50,000	44,399
The Asian Infrastructure Investment Bank
0.25% 09/29/23	35,000	33,809
3.38% 06/29/25	200,000	200,154
The Bank of New York Mellon Corp.
0.85% 10/25/24	100,000	94,192
2.50% 01/26/32	100,000	85,321
3.00% 02/24/25	105,000	102,986
3.85% 04/26/29	25,000	24,276
The Bank of New York Mellon Corp. (4.29% fixed rate until 06/13/32; 1.49% + SOFR thereafter)
4.29% 06/13/33 (g)	25,000	24,503
The Bank of Nova Scotia
2.70% 08/03/26	100,000	94,402
3.45% 04/11/25	50,000	49,328
The Bell Telephone Co. of Canada or Bell Canada
4.30% 07/29/49	30,000	26,836
The Boeing Co.
1.43% 02/04/24	65,000	62,182
3.20% 03/01/29	50,000	43,354
3.75% 02/01/50	25,000	17,629
4.88% 05/01/25	150,000	149,439
5.15% 05/01/30	250,000	239,847
5.71% 05/01/40	50,000	46,712
5.81% 05/01/50	100,000	92,083
The Charles Schwab Corp.
1.95% 12/01/31	50,000	40,518
3.85% 05/21/25	50,000	50,176

See Notes to Schedule of Investments and Notes to Financial Statements.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.63% 03/22/30	$ 200,000	$ 202,538
The Clorox Co.
4.60% 05/01/32	25,000	25,098
The Coca-Cola Co.
2.25% 01/05/32	50,000	43,561
2.50% 06/01/40 - 03/15/51	95,000	71,775
3.38% 03/25/27	150,000	148,696
The Dayton Power & Light Co.
3.95% 06/15/49	15,000	12,788
The Dow Chemical Co.
3.60% 11/15/50	50,000	38,172
4.38% 11/15/42	50,000	44,029
The Estee Lauder Companies Inc.
1.95% 03/15/31	45,000	37,977
2.38% 12/01/29	20,000	17,800
3.13% 12/01/49	30,000	23,815
The Georgetown University
2.94% 04/01/50	10,000	7,054
The Goldman Sachs Group Inc.
3.50% 04/01/25	100,000	98,254
3.63% 02/20/24	50,000	49,839
3.75% 02/25/26	100,000	98,194
4.80% 07/08/44	75,000	70,434
6.25% 02/01/41	50,000	55,328
6.75% 10/01/37	100,000	110,778
The Goldman Sachs Group Inc. (0.66% fixed rate until 09/10/23; 0.51% + SOFR thereafter)
0.66% 09/10/24 (g)	100,000	95,766
The Goldman Sachs Group Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR thereafter)
2.65% 10/21/32 (g)	30,000	24,731
The Goldman Sachs Group Inc. (3.10% fixed rate until 02/24/32; 1.41% + SOFR thereafter)
3.10% 02/24/33 (g)	250,000	213,790
The Goldman Sachs Group Inc. (3.62% fixed rate until 03/15/27; 1.85% + SOFR thereafter)
3.62% 03/15/28 (g)	300,000	284,265
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (g)	$ 125,000	$ 119,984
The Goldman Sachs Group Inc. (4.39% fixed rate until 06/15/26; 1.51% + SOFR thereafter)
4.39% 06/15/27 (g)	15,000	14,800
The Hartford Financial Services Group Inc.
4.30% 04/15/43	100,000	88,481
The Home Depot Inc.
1.88% 09/15/31	20,000	16,667
2.75% 09/15/51	50,000	36,364
3.00% 04/01/26	100,000	98,139
3.25% 04/15/32	20,000	18,655
3.30% 04/15/40	50,000	42,436
3.63% 04/15/52	100,000	85,672
3.90% 12/06/28	100,000	100,038
4.20% 04/01/43	50,000	46,759
The Interpublic Group of Companies Inc.
4.65% 10/01/28	10,000	9,886
The Kroger Co.
4.50% 01/15/29	50,000	49,688
The New York & Presbyterian Hospital
2.26% 08/01/40	25,000	17,864
3.95% 08/01/19	35,000	27,054
The PNC Financial Services Group Inc.
2.60% 07/23/26	50,000	47,316
The PNC Financial Services Group Inc. (4.63% fixed rate until 06/06/32; 1.85% + SOFR thereafter)
4.63% 06/06/33 (g)	25,000	24,172
The Procter & Gamble Co.
2.45% 11/03/26	75,000	72,172
3.00% 03/25/30	50,000	47,188
The Progressive Corp.
4.20% 03/15/48	50,000	46,046
The Sherwin-Williams Co.
3.95% 01/15/26	100,000	99,320
The Southern Co.
4.25% 07/01/36	100,000	91,749
The Timken Co.
4.50% 12/15/28	20,000	19,580

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
The Toronto-Dominion Bank
0.70% 09/10/24	$ 150,000	$ 140,814
0.75% 09/11/25	50,000	45,138
1.95% 01/12/27	50,000	45,179
3.25% 03/11/24	50,000	49,663
4.46% 06/08/32	15,000	14,832
The Travelers Companies Inc.
4.00% 05/30/47	50,000	44,476
The Walt Disney Co.
2.00% 09/01/29	300,000	257,652
3.38% 11/15/26	50,000	48,854
3.60% 01/13/51	50,000	41,746
6.65% 11/15/37	79,000	94,121
The Williams Companies Inc.
2.60% 03/15/31	75,000	62,845
4.30% 03/04/24	200,000	200,754
5.75% 06/24/44	15,000	15,055
Thermo Fisher Scientific Inc.
1.75% 10/15/28	20,000	17,499
2.80% 10/15/41	20,000	15,686
Time Warner Cable LLC
4.50% 09/15/42	75,000	58,811
T-Mobile USA Inc.
2.70% 03/15/32 (e)	30,000	25,261
3.40% 10/15/52 (e)	50,000	36,875
3.60% 11/15/60	45,000	32,879
3.88% 04/15/30	100,000	93,363
4.38% 04/15/40	250,000	223,845
Tosco Corp.
8.13% 02/15/30	150,000	182,670
TotalEnergies Capital International S.A.
3.39% 06/29/60	50,000	38,333
3.46% 02/19/29	75,000	71,475
Toyota Motor Corp.
1.34% 03/25/26	200,000	182,184
Toyota Motor Credit Corp.
2.90% 04/17/24	150,000	148,566
3.65% 01/08/29	100,000	97,140
Trane Technologies Luxembourg Finance S.A.
4.50% 03/21/49	50,000	44,599
TransCanada PipeLines Ltd.
1.00% 10/12/24	30,000	28,025
5.10% 03/15/49	25,000	24,782
5.85% 03/15/36	150,000	156,811
Truist Bank
3.20% 04/01/24	50,000	49,770
3.30% 05/15/26	100,000	96,427
	Principal Amount	Fair Value
Truist Financial Corp.
1.95% 06/05/30	$ 25,000	$ 20,754
TSMC Arizona Corp.
4.25% 04/22/32	100,000	98,801
Tucson Electric Power Co.
4.85% 12/01/48	50,000	47,951
TWDC Enterprises 18 Corp.
3.00% 07/30/46	60,000	45,874
Tyco Electronics Group SA
2.50% 02/04/32	45,000	39,481
Tyson Foods Inc.
4.00% 03/01/26	15,000	14,855
4.88% 08/15/34	45,000	45,351
U.S. Bancorp
3.95% 11/17/25	50,000	50,236
UDR Inc.
4.40% 01/26/29	50,000	48,789
Unilever Capital Corp.
2.90% 05/05/27	50,000	48,012
Union Electric Co.
3.50% 03/15/29	25,000	23,933
3.65% 04/15/45	35,000	28,802
Union Pacific Corp.
2.38% 05/20/31	20,000	17,311
2.80% 02/14/32	15,000	13,339
2.95% 03/10/52	200,000	147,852
3.38% 02/14/42	10,000	8,335
3.50% 02/14/53	20,000	16,344
3.55% 08/15/39	15,000	12,949
3.84% 03/20/60	30,000	25,075
3.95% 08/15/59	20,000	17,061
United Airlines 2020-1 Class A Pass Through Trust
5.88% 04/15/29	143,963	141,487
United Parcel Service Inc.
3.75% 11/15/47	50,000	44,591
3.90% 04/01/25	100,000	100,827
UnitedHealth Group Inc.
2.88% 08/15/29	75,000	69,331
3.50% 02/15/24	10,000	10,042
3.70% 12/15/25 - 08/15/49	75,000	65,525
3.75% 10/15/47	25,000	21,694
3.88% 12/15/28	15,000	14,919
4.25% 06/15/48	300,000	280,602
4.45% 12/15/48	10,000	9,579
4.63% 07/15/35	45,000	45,764
6.88% 02/15/38	50,000	62,001

See Notes to Schedule of Investments and Notes to Financial Statements.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
University of Notre Dame du Lac
3.39% 02/15/48	$ 25,000	$ 22,058
Unum Group
4.50% 12/15/49	30,000	23,150
US Bancorp
1.38% 07/22/30	100,000	79,672
3.60% 09/11/24	150,000	149,649
Vale Overseas Ltd.
6.88% 11/10/39	50,000	53,180
Valero Energy Corp.
2.85% 04/15/25	7,000	6,767
6.63% 06/15/37	50,000	54,316
Ventas Realty LP
3.50% 02/01/25	150,000	146,475
VeriSign Inc.
2.70% 06/15/31	30,000	24,162
Verisk Analytics Inc.
4.13% 03/15/29	60,000	57,696
Verizon Communications Inc.
0.75% 03/22/24	35,000	33,387
1.75% 01/20/31	100,000	80,313
2.36% 03/15/32	150,000	124,432
2.63% 08/15/26	100,000	94,520
2.88% 11/20/50	200,000	141,942
3.70% 03/22/61	95,000	74,600
3.88% 02/08/29	5,000	4,834
4.02% 12/03/29	50,000	48,509
4.33% 09/21/28	34,000	33,839
4.40% 11/01/34	50,000	47,983
5.50% 03/16/47	150,000	161,503
Viatris Inc.
4.00% 06/22/50	250,000	166,577
VICI Properties LP
4.38% 05/15/25	150,000	146,977
Virginia Electric & Power Co.
2.88% 07/15/29	100,000	91,582
4.60% 12/01/48	60,000	57,670
Visa Inc.
3.15% 12/14/25	150,000	148,066
4.30% 12/14/45	100,000	98,755
VMware Inc.
4.50% 05/15/25	100,000	100,435
Vodafone Group PLC
4.25% 09/17/50	150,000	125,308
4.38% 05/30/28	55,000	54,688
5.00% 05/30/38	25,000	23,938
Vulcan Materials Co.
4.70% 03/01/48	50,000	45,713
	Principal Amount	Fair Value
W R Berkley Corp.
4.00% 05/12/50	$ 20,000	$ 16,543
Wachovia Corp.
5.50% 08/01/35	250,000	254,630
Walgreens Boots Alliance Inc.
3.20% 04/15/30	150,000	132,457
Walmart Inc.
2.65% 09/22/51	50,000	37,668
3.25% 07/08/29	40,000	38,542
3.95% 06/28/38	250,000	241,925
Waste Connections Inc.
3.50% 05/01/29	50,000	47,037
Waste Management Inc.
2.00% 06/01/29	25,000	21,655
4.15% 04/15/32	50,000	49,057
Wells Fargo & Co.
4.15% 01/24/29	100,000	96,679
4.40% 06/14/46	50,000	43,365
4.75% 12/07/46	100,000	91,177
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16% 02/11/26 (g)	90,000	84,733
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (g)	300,000	281,238
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.43% + SOFR thereafter)
2.88% 10/30/30 (g)	100,000	87,949
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (g)	65,000	50,660
Wells Fargo & Co. (5.01% fixed rate until 04/04/50; 4.50% + SOFR thereafter)
5.01% 04/04/51 (g)	100,000	98,089
Welltower Inc.
3.63% 03/15/24	25,000	24,803
Western Digital Corp.
3.10% 02/01/32	30,000	22,983
Westlake Chemical Corp.
4.38% 11/15/47	50,000	42,991
Westpac Banking Corp.
1.95% 11/20/28	25,000	21,804
3.74% 08/26/25	100,000	99,651

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32% 11/23/31 (g)	$ 200,000	$ 192,624
Whirlpool Corp.
4.70% 05/14/32	15,000	14,861
Willis North America Inc.
4.50% 09/15/28	50,000	48,045
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	9,172
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	15,852
WP Carey Inc.
3.85% 07/15/29	50,000	46,624
WRKCo Inc.
4.90% 03/15/29	50,000	50,282
Xcel Energy Inc.
0.50% 10/15/23	80,000	76,882
Xilinx Inc.
2.38% 06/01/30	50,000	43,977
Zoetis Inc.
3.00% 05/15/50	70,000	52,114
		73,932,326
Non-Agency Collateralized Mortgage Obligations - 0.2%
BANK 2017-BNK5
3.13% 06/15/60	250,000	237,271
BANK 2019-BNK20
3.01% 09/15/62	50,000	46,048
BANK 2019-BNK22
2.98% 11/15/62	50,000	45,845
BBCMS Mortgage Trust 2018-C2
4.31% 12/15/51	50,000	49,843
BBCMS Mortgage Trust 2021-C12
2.69% 11/15/54	150,000	131,290
Benchmark 2020-B16 Mortgage Trust
2.73% 02/15/53	200,000	179,804
Benchmark 2021-B25 Mortgage Trust
2.58% 04/15/54	150,000	131,282
Citigroup Commercial Mortgage Trust 2014-GC21
4.03% 05/10/47	100,000	98,992
	Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust 2016-GC37
3.31% 04/10/49	$ 270,000	$ 261,272
Comm 2014-UBS2 Mortgage Trust
3.96% 03/10/47	200,000	199,371
COMM 2015-LC19 Mortgage Trust
3.18% 02/10/48	150,000	146,166
CSAIL 2019-C15 Commercial Mortgage Trust
4.05% 03/15/52	300,000	294,565
GS Mortgage Securities Trust 2016-GS3
2.78% 10/10/49	60,160	58,564
GS Mortgage Securities Trust 2017-GS7
3.43% 08/10/50	250,000	240,105
GS Mortgage Securities Trust 2019-GC38
3.97% 02/10/52	50,000	48,890
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80% 09/15/47	75,000	74,369
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.41% 03/15/50	108,112	105,185
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72% 12/15/49	89,000	86,847
Morgan Stanley Capital I Trust 2016-UBS12
3.60% 12/15/49	150,000	145,607
UBS Commercial Mortgage Trust 2018-C15
4.07% 12/15/51	80,478	78,998
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73% 05/15/52	175,000	168,417
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73% 02/15/53	400,000	357,507
WFRBS Commercial Mortgage Trust 2013-C17
4.02% 12/15/46	35,000	34,942
		3,221,180

See Notes to Schedule of Investments and Notes to Financial Statements.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Sovereign Bonds - 0.4%
Canada Government International Bond
2.88% 04/28/25	$ 90,000	$ 89,479
Export Development Canada
3.00% 05/25/27	50,000	49,574
Export-Import Bank of Korea
1.13% 12/29/26	200,000	180,198
FMS Wertmanagement
2.75% 01/30/24	100,000	99,502
Government of Chile
2.45% 01/31/31	100,000	85,336
3.50% 01/25/50	100,000	76,947
Government of Hungary
5.38% 03/25/24	100,000	101,980
Government of Indonesia
3.05% 03/12/51	100,000	75,934
4.75% 02/11/29	100,000	100,869
Government of Israel
3.88% 07/03/50	100,000	87,902
Government of Italy
2.88% 10/17/29	100,000	88,351
Government of Mexico
3.75% 01/11/28	100,000	95,725
4.40% 02/12/52	200,000	149,838
4.75% 03/08/44	52,000	43,075
6.05% 01/11/40	130,000	127,371
Government of Panama
3.75% 03/16/25	100,000	98,851
3.87% 07/23/60	50,000	35,528
6.70% 01/26/36	75,000	81,017
Government of Peru
3.00% 01/15/34	29,000	23,797
3.60% 01/15/72	25,000	16,880
6.55% 03/14/37	47,000	51,214
Government of Philippines
2.46% 05/05/30	200,000	174,426
2.95% 05/05/45	100,000	71,535
Government of Uruguay
4.38% 01/23/31	50,000	50,634
5.10% 06/18/50	50,000	50,086
Japan Bank for International Cooperation
0.50% 04/15/24	200,000	190,822
1.88% 07/21/26	300,000	283,491
2.88% 07/21/27	100,000	97,546
Korea International Bond
1.75% 10/15/31	100,000	87,354
2.50% 06/19/29	100,000	94,740
	Principal Amount	Fair Value
Mexico Government International Bond
3.50% 02/12/34	$ 300,000	$ 247,893
Peruvian Government International Bond
3.23% 07/28/21	300,000	184,650
Philippine Government International Bond
10.63% 03/16/25	250,000	294,290
Province of Alberta Canada
1.30% 07/22/30	200,000	169,910
2.95% 01/23/24	75,000	74,815
Province of British Columbia Canada
2.25% 06/02/26	150,000	144,351
Province of Ontario Canada
0.63% 01/21/26	100,000	91,161
1.13% 10/07/30	150,000	125,179
1.80% 10/14/31	50,000	43,192
Province of Quebec Canada
0.60% 07/23/25	350,000	323,522
Republic of Poland Government International Bond
4.00% 01/22/24	150,000	150,034
Svensk Exportkredit AB
0.50% 11/10/23	125,000	120,800
The Korea Development Bank
2.13% 10/01/24	100,000	97,346
		4,927,145
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System
4.79% 08/15/46	100,000	107,406
Chicago O'Hare International Airport
4.47% 01/01/49	100,000	101,180
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90% 12/01/40	75,000	89,939
Commonwealth of Massachusetts
4.50% 08/01/31	100,000	102,736
Dallas Area Rapid Transit
5.02% 12/01/48	50,000	54,536
Dallas Fort Worth International Airport
4.09% 11/01/51	5,000	4,877

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Los Angeles Department of Water & Power System Revenue
6.60% 07/01/50	$ 90,000	$ 117,324
Los Angeles Unified School District
5.76% 07/01/29	110,000	118,774
New York City Municipal Water Finance Authority
6.01% 06/15/42	50,000	60,971
New York State Dormitory Authority
2.20% 03/15/34	100,000	81,640
3.14% 07/01/43	50,000	42,243
New York State Urban Development Corp.
3.90% 03/15/33	25,000	24,394
North Texas Tollway Authority
6.72% 01/01/49	100,000	134,724
Port Authority of New York & New Jersey
5.31% 08/01/46	125,000	126,212
Regents of the University of California Medical Center Pooled Revenue
6.58% 05/15/49	100,000	124,127
Sales Tax Securitization Corp.
4.64% 01/01/40	25,000	24,811
San Joaquin Hills Transportation Corridor Agency
3.49% 01/15/50	100,000	80,450
South Carolina State Public Service Authority
6.45% 01/01/50	50,000	60,378
State of California
2.50% 10/01/29	100,000	91,637
7.60% 11/01/40	50,000	69,045
	Principal Amount	Fair Value
Texas Transportation Commission
2.56% 04/01/42	$ 80,000	$ 64,697
University of California
4.60% 05/15/31	100,000	102,930
		1,785,031
Total Bonds and Notes (Cost $382,922,266)		363,696,288
	Number of Shares
Exchange Traded & Mutual Funds - 11.5%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,491,829	26,912,595
SPDR Gold Shares (b)(h)	206,861	34,847,804
SPDR Portfolio Long Term Treasury ETF (h)	3,036,478	100,416,328
Total Exchange Traded & Mutual Funds (Cost $179,507,634)		162,176,727
Total Investments in Securities (Cost $1,460,865,681)		1,331,515,035
Short-Term Investments - 8.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (h)(i) (Cost $113,351,282)	113,351,282	113,351,282
Total Investments (Cost $1,574,216,963)		1,444,866,317
Liabilities in Excess of Other Assets, net - (2.2)%		(30,551,222)
NET ASSETS - 100.0%		$ 1,414,315,095

See Notes to Schedule of Investments and Notes to Financial Statements.
108	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Other Information:
The Fund had the following long futures contracts open at June 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	September 2022	31	$ 2,805,066	$ 2,647,400	$ (160,096)
S&P 500 E-Mini Index Futures	September 2022	6	1,123,508	1,136,850	13,342
MSCI Emerging Markets Index Futures	September 2022	53	2,669,777	2,657,155	(12,622)
MSCI EAFE Mini Index Futures	September 2022	73	6,895,408	6,776,590	(118,818)
S&P/Toronto Stock Exchange 60 Index	September 2022	5	943,080	885,693	(57,387)
E-Mini Russell 1000 Index Futures	September 2022	153	16,464,139	15,901,290	(562,849)
					$ (898,430)
During the period ended June 30, 2022, thethe average notional value related to long futures contracts was $16,659,409.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(b)	Non-income producing security.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to $8,869,871 or 0.63% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To Be Announced

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	109

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 471,794,046	$ 96,979	$ —(a)	$ 471,891,025
Foreign Equity	220,381,544	113,327,960	41,491	333,750,995
U.S. Treasuries	—	189,973,751	—	189,973,751
Agency Mortgage Backed	—	86,106,228	—	86,106,228
Agency Collateralized Mortgage Obligations	—	2,820,450	—	2,820,450
Asset Backed	—	930,177	—	930,177
Corporate Notes	—	73,932,326	—	73,932,326
Non-Agency Collateralized Mortgage Obligations	—	3,221,180	—	3,221,180
Sovereign Bonds	—	4,927,145	—	4,927,145
Municipal Bonds and Notes	—	1,785,031	—	1,785,031
Exchange Traded & Mutual Funds	162,176,727	—	—	162,176,727
Short-Term Investments	113,351,282	—	—	113,351,282
Total Investments in Securities	$ 967,703,599	$ 477,121,227	$ 41,491	$ 1,444,866,317
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$13,342	$—	$—	$13,342
Long Futures Contracts - Unrealized Depreciation	$ (911,772)	$ —	$ —	$ (911,772)
Total Other Financial Instruments	$ (898,430)	$ —	$ —	$ (898,430)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2022.
See Notes to Schedule of Investments and Notes to Financial Statements.
110	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
The Fund was invested in the following countries/territories at June 30, 2022 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	75.95%
Japan	3.59%
United Kingdom	2.67%
Canada	2.33%
France	1.63%
China	1.60%
Switzerland	1.42%
Germany	1.26%
Australia	1.25%
Netherlands	0.76%
Taiwan	0.68%
Hong Kong	0.65%
India	0.60%
South Korea	0.57%
Sweden	0.52%
Ireland	0.46%
Denmark	0.43%
Spain	0.41%
Italy	0.30%
Supranational	0.26%
Singapore	0.24%
Brazil	0.24%
Saudi Arabia	0.20%
Finland	0.19%
South Africa	0.16%
Mexico	0.15%
Norway	0.14%
Belgium	0.14%
Israel	0.13%
Thailand	0.11%
Indonesia	0.10%
Bermuda	0.09%
Philippines	0.08%
Malaysia	0.07%
Country/Territory	Percentage (based on Fair Value)
UAE	0.07%
Luxembourg	0.06%
Chile	0.05%
Kuwait	0.04%
Qatar	0.04%
Poland	0.04%
New Zealand	0.04%
Peru	0.03%
Austria	0.03%
Portugal	0.03%
Puerto Rico	0.03%
Panama	0.02%
Hungary	0.02%
Cayman Islands	0.01%
Greece	0.01%
Uruguay	0.01%
Turkey	0.01%
Monaco	0.01%
Czech	0.01%
Isle Of Man	0.01%
Brunei	0.01%
Ivory Coast	0.01%
Macau	0.01%
Colombia	0.01%
Jersey	0.01%
Jordan	0.00%
Guernsey	0.00%
Egypt	0.00%
Romania	0.00%
Bahamas	0.00%
Russian Federation	0.00%
Cyprus	0.00%
100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2022 :
Industry	Domestic	Foreign	Total
Exchange Traded Funds	11.22%	0.00%	11.22%
Diversified Banks	0.58%	2.61%	3.19%
Pharmaceuticals	1.23%	1.61%	2.84%
Technology Hardware, Storage & Peripherals	1.53%	0.30%	1.83%
Systems Software	1.74%	0.04%	1.78%
Semiconductors	1.14%	0.49%	1.63%
Interactive Media & Services	1.23%	0.33%	1.56%
Biotechnology	1.21%	0.22%	1.43%
Application Software	1.03%	0.27%	1.30%
Integrated Oil & Gas	0.48%	0.78%	1.26%
Regional Banks	1.16%	0.04%	1.20%
Internet & Direct Marketing Retail	0.73%	0.43%	1.16%
Automobile Manufacturers	0.48%	0.64%	1.12%
Healthcare Equipment	0.73%	0.31%	1.04%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	111

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Industry	Domestic	Foreign	Total
Packaged Foods & Meats	0.72%	0.28%	1.00%
Data Processing & Outsourced Services	0.86%	0.13%	0.99%
Electric Utilities	0.53%	0.41%	0.94%
Industrial Machinery	0.46%	0.30%	0.76%
Oil & Gas Exploration & Production	0.53%	0.20%	0.73%
Aerospace & Defense	0.50%	0.22%	0.72%
Integrated Telecommunication Services	0.26%	0.42%	0.68%
Life & Health Insurance	0.16%	0.52%	0.68%
Life Sciences Tools & Services	0.51%	0.15%	0.66%
Specialty Chemicals	0.31%	0.30%	0.61%
Semiconductor Equipment	0.26%	0.35%	0.61%
Apparel, Accessories & Luxury Goods	0.05%	0.54%	0.59%
Property & Casualty Insurance	0.29%	0.25%	0.54%
IT Consulting & Other Services	0.17%	0.36%	0.53%
Managed Healthcare	0.53%	0.00%	0.53%
Diversified Metals & Mining	0.02%	0.47%	0.49%
Household Products	0.37%	0.12%	0.49%
Asset Management & Custody Banks	0.31%	0.16%	0.47%
Industrial Conglomerates	0.18%	0.29%	0.47%
Trading Companies & Distributors	0.19%	0.28%	0.47%
Financial Exchanges & Data	0.28%	0.19%	0.47%
Soft Drinks	0.41%	0.05%	0.46%
Electrical Components & Equipment	0.29%	0.16%	0.45%
Restaurants	0.36%	0.09%	0.45%
Multi-Sector Holdings	0.35%	0.09%	0.44%
Personal Products	0.11%	0.32%	0.43%
Railroads	0.17%	0.26%	0.43%
Building Products	0.22%	0.19%	0.41%
Specialized REITs	0.41%	0.00%	0.41%
Multi-Utilities	0.26%	0.13%	0.39%
Research & Consulting Services	0.18%	0.20%	0.38%
Wireless Telecommunication Services	0.07%	0.31%	0.38%
Healthcare Services	0.33%	0.04%	0.37%
Multi-Line Insurance	0.06%	0.31%	0.37%
Tobacco	0.17%	0.19%	0.36%
Investment Banking & Brokerage	0.30%	0.06%	0.36%
Oil & Gas Storage & Transportation	0.13%	0.23%	0.36%
Hypermarkets & Super Centers	0.28%	0.06%	0.34%
Food Retail	0.05%	0.28%	0.33%
Construction Machinery & Heavy Trucks	0.19%	0.13%	0.32%
Communications Equipment	0.26%	0.06%	0.32%
Construction & Engineering	0.16%	0.16%	0.32%
Oil & Gas Refining & Marketing	0.14%	0.16%	0.30%
Movies & Entertainment	0.25%	0.05%	0.30%
Air Freight & Logistics	0.19%	0.10%	0.29%
Home Improvement Retail	0.28%	0.01%	0.29%
Electronic Components	0.10%	0.18%	0.28%
Retail REITs	0.21%	0.07%	0.28%
Electronic Equipment & Instruments	0.15%	0.13%	0.28%
Steel	0.11%	0.15%	0.26%
Interactive Home Entertainment	0.09%	0.17%	0.26%
Distillers & Vintners	0.05%	0.21%	0.26%
Commodity Chemicals	0.09%	0.15%	0.24%
Healthcare Supplies	0.15%	0.10%	0.25%
See Notes to Schedule of Investments and Notes to Financial Statements.
112	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Industry	Domestic	Foreign	Total
Gas Utilities	0.13%	0.12%	0.25%
Industrial REITs	0.17%	0.07%	0.24%
Auto Parts & Equipment	0.13%	0.11%	0.24%
Consumer Finance	0.20%	0.03%	0.23%
Industrial Gases	0.04%	0.18%	0.22%
Hotels, Resorts & Cruise Lines	0.17%	0.04%	0.21%
Cable & Satellite	0.19%	0.03%	0.22%
Apparel Retail	0.13%	0.08%	0.21%
Gold	0.04%	0.16%	0.20%
Casinos & Gaming	0.09%	0.11%	0.20%
Home Building	0.14%	0.05%	0.19%
Residential REITs	0.19%	0.00%	0.19%
General Merchandise Stores	0.11%	0.07%	0.18%
Automotive Retail	0.16%	0.02%	0.18%
Internet Services & Infrastructure	0.12%	0.05%	0.17%
Thrifts & Mortgage Finance	0.14%	0.03%	0.17%
Brewers	0.01%	0.17%	0.18%
Consumer Electronics	0.02%	0.16%	0.18%
Oil & Gas Equipment & Services	0.16%	0.01%	0.17%
Human Resource & Employment Services	0.11%	0.06%	0.17%
Construction Materials	0.04%	0.12%	0.16%
Insurance Brokers	0.14%	0.02%	0.16%
Fertilizers & Agricultural Chemicals	0.07%	0.09%	0.16%
Diversified Capital Markets	0.00%	0.15%	0.15%
Trucking	0.13%	0.02%	0.15%
Mortgage REITs	0.15%	0.00%	0.15%
Diversified REITs	0.09%	0.05%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Diversified Real Estate Activities	0.01%	0.13%	0.14%
Environmental & Facilities Services	0.12%	0.02%	0.14%
Office REITs	0.11%	0.03%	0.14%
Footwear	0.13%	0.01%	0.14%
Real Estate Operating Companies	0.02%	0.11%	0.13%
Healthcare Facilities	0.10%	0.04%	0.14%
Healthcare Technology	0.11%	0.02%	0.13%
Marine	0.02%	0.10%	0.12%
Specialty Stores	0.10%	0.02%	0.12%
Healthcare Distributors	0.10%	0.01%	0.11%
Airlines	0.08%	0.03%	0.11%
Reinsurance	0.01%	0.10%	0.11%
Leisure Products	0.07%	0.04%	0.11%
Agricultural & Farm Machinery	0.08%	0.03%	0.11%
Electronic Manufacturing Services	0.05%	0.05%	0.10%
Diversified Chemicals	0.01%	0.09%	0.10%
Advertising	0.04%	0.05%	0.09%
Diversified Support Services	0.08%	0.02%	0.10%
Water Utilities	0.07%	0.02%	0.09%
Other Diversified Financial Services	0.04%	0.05%	0.09%
Hotel & Resort REITs	0.09%	0.00%	0.09%
Heavy Electrical Equipment	0.02%	0.07%	0.09%
Real Estate Development	0.00%	0.08%	0.08%
Education Services	0.08%	0.01%	0.09%
Independent Power Producers & Energy Traders	0.03%	0.05%	0.08%
Real Estate Services	0.07%	0.01%	0.08%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	113

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Industry	Domestic	Foreign	Total
Paper Packaging	0.05%	0.03%	0.08%
Broadcasting	0.07%	0.01%	0.08%
Agricultural Products	0.06%	0.02%	0.08%
Coal & Consumable Fuels	0.03%	0.04%	0.07%
Renewable Electricity	0.03%	0.04%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Metal & Glass Containers	0.06%	0.01%	0.07%
Paper Products	0.01%	0.06%	0.07%
Highways & Railtracks	0.00%	0.06%	0.06%
Tires & Rubber	0.01%	0.05%	0.06%
Copper	0.03%	0.03%	0.06%
Leisure Facilities	0.03%	0.03%	0.06%
Oil & Gas Drilling	0.05%	0.00%	0.05%
Alternative Carriers	0.06%	0.00%	0.06%
Technology Distributors	0.05%	0.01%	0.06%
Aluminum	0.02%	0.03%	0.05%
Household Appliances	0.03%	0.02%	0.05%
Distributors	0.04%	0.00%	0.04%
Security & Alarm Services	0.02%	0.02%	0.04%
Airport Services	0.00%	0.04%	0.04%
Specialized Consumer Services	0.03%	0.00%	0.03%
Department Stores	0.01%	0.02%	0.03%
Publishing	0.02%	0.01%	0.03%
Office Services & Supplies	0.03%	0.00%	0.03%
Commercial Printing	0.02%	0.01%	0.03%
Drug Retail	0.02%	0.01%	0.03%
Home Furnishing Retail	0.02%	0.01%	0.03%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Forest Products	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Silver	0.01%	0.00%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Textiles	0.00%	0.00%	0.00%***
			66.98%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	13.15%
Agency Mortgage Backed	5.96%
Corporate Notes	5.12%
Sovereign Bonds	0.34%
Non-Agency Collateralized Mortgage Obligations	0.22%
Agency Collateralized Mortgage Obligations	0.20%
Municipal Bonds and Notes	0.12%
Sector	Percentage (based on Fair Value)
Asset Backed	0.06%
25.17%
Short-Term Investments	7.85%
100.00%

***	Less than 0.005%.

See Notes to Schedule of Investments and Notes to Financial Statements.
114	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Bloomberg High Yield Bond ETF	162,526	$ 17,645,448	$ 89,110,263	$103,614,270	$ (3,236,551)	$ 95,110	—	$ —	$ 438,440
SPDR Bloomberg International Treasury Bond ETF	—	—	32,474,385	29,838,553	(2,635,832)	—	—	—	55,628
SPDR Gold Shares	—	—	40,524,905	3,881,916	(346,007)	(1,449,178)	206,861	34,847,804	—
SPDR Portfolio Long Term Corporate Bond ETF	2,247,586	70,754,007	13,077,550	70,924,270	(13,606,645)	699,358	—	—	641,369
SPDR Portfolio Long Term Treasury ETF	1,659,803	69,960,696	70,864,554	15,662,176	(2,410,052)	(22,336,694)	3,036,478	100,416,328	917,902
State Street Corp.	4,200	390,600	118,664	149,707	(1,516)	(132,340)	3,661	225,701	4,630
State Street Institutional U.S. Government Money Market Fund - Class G Shares	81,590,671	81,590,671	665,818,893	634,058,282	—	—	113,351,282	113,351,282	220,574
TOTAL		$240,341,422	$911,989,214	$858,129,174	$(22,236,603)	$(23,123,744)		$248,841,115	$2,278,543
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	115

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Class 1
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						7/1/85
Net asset value, beginning of period	$ 16.06	$ 16.63	$ 15.91	$ 14.06	$ 19.94	$ 18.08
Income/(loss) from investment operations:
Net investment income(b)	0.14	0.40	0.27	0.34	0.40	0.36
Net realized and unrealized gains/(losses) on investments	(2.81)	1.84	0.75	1.88	(1.69)	2.46
Total income/(loss) from investment operations	(2.67)	2.24	1.02	2.22	(1.29)	2.82
Contribution from Advisor	—	0.00 (c)	—	—	—	—
Contribution from Affiliate	—	0.00 (c)	—	—	—	—
Less distributions from:
Net investment income	—	0.39	0.30	0.37	0.45	0.41
Net realized gains	—	2.42	—	—	4.14	0.55
Total distributions	—	2.81	0.30	0.37	4.59	0.96
Net asset value, end of period	$ 13.39	$ 16.06	$ 16.63	$ 15.91	$ 14.06	$ 19.94
Total Return(d)	(16.63)%	13.45% (e)	6.44%	15.81%	(6.34)%	15.58%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$612,471	$768,504	$743,820	$764,667	$733,417	$856,665
Ratios to average net assets:
Net expenses	0.62% (f)	0.62%	0.60%	0.61%	0.62%	0.62%
Gross expenses	0.62% (f)	0.62%	0.60%	0.61%	0.62%	0.62%
Net investment income	1.91% (f)	2.22%	1.77%	2.24%	2.01%	1.83%
Portfolio turnover rate	58%	118% (g)	92% (g)	81%	97%	15%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)	The portfolio turnover calculated for the six months ended 6/30/2022 and years ended 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 65%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
116	Financial Highlights

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Class 3
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						5/1/06
Net asset value, beginning of period	$ 16.00	$ 16.57	$ 15.86	$ 14.01	$ 19.88	$ 18.03
Income/(loss) from investment operations:
Net investment income(b)	0.12	0.35	0.23	0.30	0.35	0.31
Net realized and unrealized gains/(losses) on investments	(2.80)	1.84	0.74	1.88	(1.69)	2.44
Total income/(loss) from investment operations	(2.68)	2.19	0.97	2.18	(1.34)	2.75
Contribution from Advisor	—	0.00 (c)	—	—	—	—
Contribution from Affiliate	—	0.00 (c)	—	—	—	—
Less distributions from:
Net investment income	—	0.34	0.26	0.33	0.39	0.35
Net realized gains	—	2.42	—	—	4.14	0.55
Total distributions	—	2.76	0.26	0.33	4.53	0.90
Net asset value, end of period	$ 13.32	$ 16.00	$ 16.57	$ 15.86	$ 14.01	$ 19.88
Total Return(d)	(16.75)%	13.20% (e)	6.14%	15.57%	(6.61)%	15.26%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$801,844	$1,035,137	$1,063,931	$1,156,437	$1,165,809	$1,464,061
Ratios to average net assets:
Net expenses	0.87% (f)	0.87%	0.85%	0.86%	0.87%	0.87%
Gross expenses	0.87% (f)	0.87%	0.85%	0.86%	0.87%	0.87%
Net investment income	1.66% (f)	1.95%	1.52%	1.99%	1.76%	1.59%
Portfolio turnover rate	58%	118% (g)	92% (g)	81%	97%	15%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)	The portfolio turnover calculated for the six months ended 6/30/2022 and years ended 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 65%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	117

State Street Total Return V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Assets
Investments in securities, at fair value (cost $1,304,022,641)	$ 1,196,025,202
Investments in affiliated securities, at fair value (cost $156,843,040)	135,489,833
Investments in affiliated securities, at fair value	113,351,282
Cash	305,897
Net cash collateral on deposit with broker for future contracts	2,538,969
Foreign currency (cost $716,020)	722,286
Receivable for investments sold	16,341,347
Income receivables	3,851,842
Receivable for fund shares sold	12,129
Income receivable from affiliated investments	103,749
Total assets	1,468,742,536
Liabilities
Payable for investments purchased	50,950,164
Payable for fund shares redeemed	691,371
Payable for accumulated variation margin on futures contracts	895,051
Payable to the Adviser	419,066
Payable for custody, fund accounting and sub-administration fees	274,067
Accrued other expenses	265,590
Distribution and service fees	932,132
Total liabilities	54,427,441

Net Assets	$ 1,414,315,095
Net Assets Consist of:
Capital paid in	$ 1,547,930,922
Total distributable earnings (loss)	(133,615,827)
Net Assets	$ 1,414,315,095

Class 1:
Net Assets	$ 612,471,225
Shares outstanding ($0.01 par value, unlimited shares authorized)	45,742,541
Net asset value, offering and redemption price per share	$ 13.39

Class 3:
Net Assets	$ 801,843,870
Shares outstanding ($0.01 par value, unlimited shares authorized)	60,187,224
Net asset value per share	$ 13.32
The accompanying Notes are an integral part of these financial statements.
118	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund
Statement of Operations — For the period ended June 30, 2022 (Unaudited)
Investment Income
Income
Dividend	$ 11,629,782
Interest	7,021,170
Income from affiliated investments	2,278,543
Less: Foreign taxes withheld	(725,494)
Total income	20,204,001
Expenses
Advisory and administration fees	2,793,421
Distribution and service fees
Class 1	684,084
Class 3	2,050,979
Directors' fees	15,311
Custody, fund accounting and sub-administration fees	378,178
Professional fees	39,018
Registration fees	548
Other expenses	157,818
Total expenses	6,119,357
Net investment income	$ 14,084,644
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (11,037,274)(a)
Affiliated investments	(22,236,603)
Futures	(2,198,213)
Foreign currency transactions	(568,147)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(245,652,682) (b)
Affiliated investments	(23,123,744)
Futures	(1,126,504)
Foreign currency translations	(141,539)
Net realized and unrealized gain (loss) on investments	(306,084,706)
Net Decrease in Net Assets Resulting from Operations	$ (292,000,062)
(a)	Includes $(465,091) of net realized gains from foreign capital tax gain.
(b)	Includes change in accrued foreign capital gains tax amounted to $289,209.
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	119

State Street Total Return V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 14,084,644	$ 37,850,641
Net realized gain (loss) on investments, futures and foreign currency transactions	(36,040,237)	266,640,662
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	(270,044,469)	(75,115,295)
Net increase (decrease) from operations	(292,000,062)	229,376,008
Distributions to shareholders:
Total distributions
Class 1	—	(114,700,350)
Class 3	—	(152,682,537)
Total distributions	—	(267,382,887)
Increase (decrease) in assets from operations and distributions	(292,000,062)	(38,006,879)
Share transactions:
Proceeds from sale of shares
Class 1	1,049,455	2,179,160
Class 3	11,144,615	12,802,243
Value of distributions reinvested
Class 1	—	114,663,018
Class 3	—	152,719,869
Cost of shares redeemed
Class 1	(32,125,299)	(74,103,725)
Class 3	(77,394,579)	(174,367,829)
Net increase (decrease) from share transactions	(97,325,808)	33,892,736
Contribution from Advisor	—	2,165
Contribution from Affiliate	—	2,165
Total increase (decrease) in net assets	(389,325,870)	(4,109,813)
Net Assets
Beginning of period	1,803,640,965	1,807,750,778
End of period	$ 1,414,315,095	$ 1,803,640,965
Changes in Fund Shares
Class 1
Shares sold	69,410	116,074
Issued for distributions reinvested	—	7,126,353
Shares redeemed	(2,170,047)	(4,126,451)
Net increase (decrease) in fund shares	(2,100,637)	3,115,976
Class 3
Shares sold	752,791	719,039
Issued for distributions reinvested	—	9,527,128
Shares redeemed	(5,251,480)	(9,749,748)
Net increase (decrease) in fund shares	(4,498,689)	496,419
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
120	Statements of Changes in Net Assets

State Street Total Return V.I.S. Fund
Notes to Financial Statements — June 30, 2022 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
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•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
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Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2022, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued
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security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 895,051	$ —	$ 895,051

124	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	(2,198,213)	$ —	$ (2,198,213)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	(1,126,504)	$ —	$ (1,126,504)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.
Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
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Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedule of Investments.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2022 were as follows:
U.S. Government Securities
Purchases	Sales
$ 230,230,400	$ 228,331,596
Non-U.S. Government Securities
Purchases	Sales
$ 763,233,300	$ 867,757,297
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 1,582,573,090	$ 32,083,913	$ 170,689,116	$ (138,605,203)
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Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2022.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and
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processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of the Fund. With respect to the Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
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12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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Other Information — June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134(toll free).
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Other Information, continued — June 30, 2022 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Total Return V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Director who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_________________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
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Other Information, continued — June 30, 2022 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
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Other Information, continued — June 30, 2022 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
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Other Information, continued — June 30, 2022 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period and was below the median of its Performance Group for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 10-year periods and was below the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period and was below its Lipper Index for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
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Other Information, continued — June 30, 2022 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISTRSAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: August 26, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: August 26, 2022